UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:    949-219-6767

Date of fiscal year end:    March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	2,402,401	$25,585,572
Pacific Funds Floating Rate Income ‘P’	1,031,149	10,424,915
Pacific Funds High Income ‘P’	316,543	3,235,074
PF Inflation Managed Fund ‘P’ *	322,428	2,863,164
PF Managed Bond Fund ‘P’	12,974,329	141,679,677
PF Short Duration Bond Fund ‘P’	4,323,704	42,934,383
PF Emerging Markets Debt Fund ‘P’	540,477	5,204,789
PF Comstock Fund ‘P’	565,481	8,600,961
PF Growth Fund ‘P’	105,792	2,364,448
PF Large-Cap Growth Fund ‘P’	140,457	1,515,536
PF Large-Cap Value Fund ‘P’	1,186,287	20,155,025
PF Main Street Core Fund ‘P’	271,157	3,937,197
PF Mid-Cap Equity Fund ‘P’	144,506	1,650,262
PF Mid-Cap Growth Fund ‘P’	110,968	837,807
PF Mid-Cap Value Fund ‘P’	899,019	10,599,433
PF Small-Cap Value Fund ‘P’	398,649	4,823,649
PF Emerging Markets Fund ‘P’	632,534	9,348,848
PF International Large-Cap Fund ‘P’	228,137	4,526,245
PF International Small-Cap Fund ‘P’	152,358	1,701,841
PF International Value Fund ‘P’	425,067	4,127,401
PF Real Estate Fund ‘P’	53,804	802,213
PF Currency Strategies Fund ‘P’	673,315	6,194,494
PF Equity Long/Short Fund ‘P’	644,821	6,467,552
PF Global Absolute Return Fund ‘P’	700,411	6,471,798

Total Affiliated Mutual Funds (Cost $296,693,464)		326,052,284

TOTAL INVESTMENTS - 100.1% (Cost $296,693,464)		326,052,284

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(328,841)

NET ASSETS - 100.0%		$325,723,443

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	3,179,191	$33,858,388
Pacific Funds Floating Rate Income ‘P’	1,407,471	14,229,534
Pacific Funds High Income ‘P’	354,423	3,622,199
PF Inflation Managed Fund ‘P’ *	476,325	4,229,769
PF Managed Bond Fund ‘P’	15,782,830	172,348,507
PF Short Duration Bond Fund ‘P’	3,232,695	32,100,658
PF Emerging Markets Debt Fund ‘P’	750,575	7,228,032
Pacific Funds Small-Cap Growth ‘P’	126,980	1,472,972
PF Comstock Fund ‘P’	1,145,660	17,425,493
PF Developing Growth Fund ‘P’ *	82,084	983,365
PF Growth Fund ‘P’	346,664	7,747,948
PF Large-Cap Growth Fund ‘P’	484,872	5,231,768
PF Large-Cap Value Fund ‘P’	2,461,259	41,816,785
PF Main Street Core Fund ‘P’	1,585,103	23,015,695
PF Mid-Cap Equity Fund ‘P’	427,654	4,883,813
PF Mid-Cap Growth Fund ‘P’	164,182	1,239,572
PF Mid-Cap Value Fund ‘P’	1,431,577	16,878,295
PF Small-Cap Value Fund ‘P’	825,177	9,984,644
PF Emerging Markets Fund ‘P’	1,333,295	19,706,103
PF International Large-Cap Fund ‘P’	778,175	15,438,982
PF International Small-Cap Fund ‘P’	450,443	5,031,446
PF International Value Fund ‘P’	1,518,468	14,744,322
PF Real Estate Fund ‘P’	158,977	2,370,346
PF Currency Strategies Fund ‘P’	1,002,533	9,223,306
PF Equity Long/Short Fund ‘P’	952,916	9,557,743
PF Global Absolute Return Fund ‘P’	1,035,650	9,569,405

Total Affiliated Mutual Funds (Cost $420,182,118)		483,939,090

TOTAL INVESTMENTS - 100.2% (Cost $420,182,118)		483,939,090

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(772,140)

NET ASSETS - 100.0%		$483,166,950

Notes to Schedule of Investments

(a)	The Funds' investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds' investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds' assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$326,052,284	$326,052,284	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$483,939,090	$483,939,090	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	4,039,551	$43,021,220
Pacific Funds Floating Rate Income ‘P’	2,687,345	27,169,057
Pacific Funds High Income ‘P’	339,030	3,464,884
PF Inflation Managed Fund ‘P’ *	532,912	4,732,255
PF Managed Bond Fund ‘P’	28,213,002	308,085,977
PF Short Duration Bond Fund ‘P’	6,789,275	67,417,503
PF Emerging Markets Debt Fund ‘P’	1,440,162	13,868,759
Pacific Funds Small-Cap Growth ‘P’	424,469	4,923,844
PF Comstock Fund ‘P’	4,744,558	72,164,731
PF Developing Growth Fund ‘P’ *	294,776	3,531,413
PF Growth Fund ‘P’	2,173,797	48,584,357
PF Large-Cap Growth Fund ‘P’	2,970,191	32,048,364
PF Large-Cap Value Fund ‘P’	10,169,292	172,776,279
PF Main Street Core Fund ‘P’	7,869,272	114,261,832
PF Mid-Cap Equity Fund ‘P’	2,457,124	28,060,360
PF Mid-Cap Growth Fund ‘P’	750,904	5,669,328
PF Mid-Cap Value Fund ‘P’	7,030,822	82,893,396
PF Small-Cap Value Fund ‘P’	3,658,092	44,262,909
PF Emerging Markets Fund ‘P’	5,420,155	80,109,886
PF International Large-Cap Fund ‘P’	2,905,350	57,642,151
PF International Small-Cap Fund ‘P’	1,293,534	14,448,771
PF International Value Fund ‘P’	5,595,420	54,331,527
PF Real Estate Fund ‘P’	914,726	13,638,562
PF Currency Strategies Fund ‘P’	3,586,706	32,997,699
PF Equity Long/Short Fund ‘P’	2,722,998	27,311,673
PF Global Absolute Return Fund ‘P’	3,707,650	34,258,690

Total Affiliated Mutual Funds (Cost $1,147,685,804)		1,391,675,427

TOTAL INVESTMENTS - 100.2% (Cost $1,147,685,804)		1,391,675,427

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,164,791)

NET ASSETS - 100.0%		$1,388,510,636

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,621,959	$17,273,863
Pacific Funds Floating Rate Income ‘P’	1,969,712	19,913,784
PF Managed Bond Fund ‘P’	8,914,825	97,349,890
PF Short Duration Bond Fund ‘P’	2,010,696	19,966,211
PF Emerging Markets Debt Fund ‘P’	1,429,266	13,763,836
Pacific Funds Small-Cap Growth ‘P’	311,670	3,615,367
PF Comstock Fund ‘P’	3,932,517	59,813,579
PF Developing Growth Fund ‘P’ *	216,756	2,596,743
PF Growth Fund ‘P’	2,320,059	51,853,312
PF Large-Cap Growth Fund ‘P’	3,145,132	33,935,971
PF Large-Cap Value Fund ‘P’	8,343,953	141,763,764
PF Main Street Core Fund ‘P’	7,979,722	115,865,567
PF Mid-Cap Equity Fund ‘P’	2,034,492	23,233,900
PF Mid-Cap Growth Fund ‘P’	692,045	5,224,943
PF Mid-Cap Value Fund ‘P’	5,367,580	63,283,764
PF Small-Cap Value Fund ‘P’	3,217,439	38,931,010
PF Emerging Markets Fund ‘P’	4,665,265	68,952,614
PF International Large-Cap Fund ‘P’	3,794,892	75,290,663
PF International Small-Cap Fund ‘P’	1,422,245	15,886,483
PF International Value Fund ‘P’	7,464,482	72,480,123
PF Real Estate Fund ‘P’	1,005,580	14,993,193
PF Currency Strategies Fund ‘P’	2,625,171	24,151,571
PF Equity Long/Short Fund ‘P’	1,999,042	20,050,390
PF Global Absolute Return Fund ‘P’	2,717,693	25,111,486

Total Affiliated Mutual Funds (Cost $806,599,166)		1,025,302,027

TOTAL INVESTMENTS - 100.2% (Cost $806,599,166)		1,025,302,027

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,773,886)

NET ASSETS - 100.0%		$1,023,528,141

Notes to Schedule of Investments

(a)	The Funds' investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds' investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds' assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,391,675,427	$1,391,675,427	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,025,302,027	$1,025,302,027	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Floating Rate Income ‘P’	360,468	$3,644,330
PF Managed Bond Fund ‘P’	372,637	4,069,197
Pacific Funds Small-Cap Growth ‘P’	199,084	2,309,378
PF Comstock Fund ‘P’	1,439,653	21,897,115
PF Developing Growth Fund ‘P’ *	138,581	1,660,199
PF Growth Fund ‘P’	1,195,623	26,722,174
PF Large-Cap Growth Fund ‘P’	1,651,107	17,815,446
PF Large-Cap Value Fund ‘P’	3,065,208	52,077,887
PF Main Street Core Fund ‘P’	3,009,715	43,701,057
PF Mid-Cap Equity Fund ‘P’	719,096	8,212,072
PF Mid-Cap Growth Fund ‘P’	221,322	1,670,984
PF Mid-Cap Value Fund ‘P’	1,749,648	20,628,354
PF Small-Cap Value Fund ‘P’	1,379,534	16,692,356
PF Emerging Markets Fund ‘P’	1,553,135	22,955,329
PF International Large-Cap Fund ‘P’	1,443,375	28,636,554
PF International Small-Cap Fund ‘P’	455,843	5,091,768
PF International Value Fund ‘P’	2,812,873	27,313,000
PF Real Estate Fund ‘P’	321,344	4,791,246
PF Currency Strategies Fund ‘P’	669,373	6,158,234
PF Equity Long/Short Fund ‘P’	557,314	5,589,861
PF Global Absolute Return Fund ‘P’	691,170	6,386,412

Total Affiliated Mutual Funds (Cost $245,312,720)		328,022,953

TOTAL INVESTMENTS - 100.2% (Cost $245,312,720)		328,022,953

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(591,846)

NET ASSETS - 100.0%		$327,431,107

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.5%

Pacific Funds Floating Rate Income ‘P’	146,840	$1,484,547
PF Inflation Managed Fund ‘P’ *	93,946	834,243
PF Emerging Markets Debt Fund ‘P’	177,929	1,713,460
PF Emerging Markets Fund ‘P’	85,461	1,263,111
PF International Small-Cap Fund ‘P’	79,858	892,009
PF Real Estate Fund ‘P’	35,567	530,298
PF Currency Strategies Fund ‘P’	439,794	4,046,107
PF Equity Long/Short Fund ‘P’	184,751	1,853,051
PF Global Absolute Return Fund ‘P’	453,499	4,190,327

Total Affiliated Mutual Funds (Cost $16,583,616)		16,807,153

TOTAL INVESTMENTS - 99.5% (Cost $16,583,616)		16,807,153

OTHER ASSETS & LIABILITIES, NET - 0.5%		92,545

NET ASSETS - 100.0%		$16,899,698

Notes to Schedule of Investments

(a)	The Funds' investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds' investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds' assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$328,022,953	$328,022,953	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$16,807,153	$16,807,153	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 72.1%

Basic Materials - 2.3%

Airgas Inc (France) 3.050% due 08/01/20	$1,650,000	$1,691,412
Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	1,000,000	1,007,500
The Sherwin-Williams Co 2.250% due 05/15/20	4,000,000	4,011,408
Tronox Finance LLC 6.375% due 08/15/20	500,000	502,500

		7,212,820

Communications - 5.6%

AT&T Inc 3.200% due 03/01/22	3,000,000	3,039,489
Charter Communications Operating LLC 3.579% due 07/23/20	2,700,000	2,791,859
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,092,500
eBay Inc 2.093% due 01/30/23 §	1,750,000	1,760,700
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,000,000	2,022,500
Verizon Communications Inc 1.750% due 08/15/21	3,250,000	3,146,335
2.250% due 03/16/22 §	2,250,000	2,277,936

		17,131,319

Consumer, Cyclical - 9.3%

British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	762,189	799,346
Coach Inc 3.000% due 07/15/22	1,300,000	1,283,088
CVS Health Corp 2.800% due 07/20/20	2,150,000	2,190,289
Delta Air Lines Inc 2.875% due 03/13/20	1,250,000	1,267,071
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	634,986	666,735
Ford Motor Credit Co LLC 2.565% due 03/28/22 §	3,500,000	3,525,466
General Motors Co 3.500% due 10/02/18	1,000,000	1,017,892
General Motors Financial Co Inc 2.606% due 06/30/22 §	3,500,000	3,520,776
4.375% due 09/25/21	1,000,000	1,058,950
GLP Capital LP 4.875% due 11/01/20	1,750,000	1,874,688
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,488,855
2.400% due 10/30/18 ~	1,000,000	1,002,441
2.600% due 03/19/20 ~	1,000,000	1,003,091
Lennar Corp 4.500% due 06/15/19	1,500,000	1,556,250
NCL Corp Ltd 4.625% due 11/15/20 ~	1,500,000	1,547,352
Toll Brothers Finance Corp 4.000% due 12/31/18	3,350,000	3,442,125
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	857,627	885,499
4.750% due 10/11/23	611,543	635,240

		28,765,154

Consumer, Non-Cyclical - 14.9%

Abbott Laboratories 2.350% due 11/22/19	3,650,000	3,679,736
AbbVie Inc 2.300% due 05/14/21	2,000,000	1,996,684

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	$4,000,000	$4,056,656
Becton Dickinson and Co 2.133% due 06/06/19	4,650,000	4,659,421
Biogen Inc 2.900% due 09/15/20	1,650,000	1,686,490
Cardinal Health Inc 1.998% due 06/15/22 §	3,000,000	3,006,162
Celgene Corp 2.125% due 08/15/18	2,150,000	2,158,942
CHS/Community Health Systems Inc 5.125% due 08/01/21	500,000	508,125
Constellation Brands Inc 3.875% due 11/15/19	1,500,000	1,559,113
Humana Inc 2.625% due 10/01/19	2,500,000	2,531,558
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,521,978
Mondelez International Holding Netherlands BV 1.625% due 10/28/19 ~	1,500,000	1,486,815
Moody’s Corp 2.625% due 01/15/23 ~	3,000,000	2,986,107
Mylan NV 2.500% due 06/07/19	3,000,000	3,025,500
Reynolds American Inc 2.300% due 06/12/18	2,250,000	2,260,341
S&P Global Inc 2.500% due 08/15/18	3,000,000	3,021,819
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	2,650,000	2,639,236
Smithfield Foods Inc 2.700% due 01/31/20 ~	1,250,000	1,258,059
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	1,075,000	1,130,094

		46,172,836

Energy - 3.0%

BP Capital Markets PLC (United Kingdom) 2.237% due 05/10/19	2,000,000	2,016,016
Enterprise Products Operating LLC 2.550% due 10/15/19	1,750,000	1,766,126
Nabors Industries Inc 5.500% due 01/15/23 ~	300,000	285,375
Petrobras Global Finance BV (Brazil) 6.125% due 01/17/22	3,400,000	3,519,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,750,000	1,756,563

		9,343,080

Financial - 26.1%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	1,350,000	1,387,300
4.250% due 07/01/20	2,000,000	2,094,732
Air Lease Corp 3.375% due 01/15/19	1,500,000	1,528,483
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,513,125
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,574,641
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,588,387
Australia & New Zealand Banking (Australia) 1.888% due 05/19/22 § ~	5,000,000	5,012,520
Bank of America Corp 2.336% due 10/21/22 §	5,500,000	5,587,780
CBOE Holdings Inc 1.950% due 06/28/19	1,750,000	1,750,317
Citigroup Inc 2.632% due 09/01/23 §	4,500,000	4,586,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.450% due 04/16/21	$1,500,000	$1,541,038
Crown Castle International Corp REIT 2.250% due 09/01/21	2,000,000	1,969,960
HSBC Holdings PLC (United Kingdom) 2.801% due 01/05/22 §	2,000,000	2,058,650
3.262% due 03/13/23 §	3,400,000	3,466,300
ING Groep NV (Netherlands) 2.445% due 03/29/22 §	2,250,000	2,288,642
Jackson National Life Global Funding 2.023% due 06/27/22 § ~	1,650,000	1,661,501
JPMorgan Chase & Co 2.056% due 04/25/23 §	3,450,000	3,455,054
2.383% due 10/24/23 §	1,500,000	1,523,846
Mitsubishi UFJ Financial Group Inc (Japan) 2.296% due 09/13/21 §	2,000,000	2,027,162
3.082% due 03/01/21 §	3,000,000	3,133,098
Morgan Stanley 1.982% due 02/14/20 §	1,400,000	1,406,073
2.450% due 02/01/19	2,000,000	2,014,194
2.553% due 10/24/23 §	1,500,000	1,527,176
Nuveen Finance LLC 2.950% due 11/01/19 ~	1,300,000	1,319,378
Royal Bank of Scotland Group PLC (United Kingdom) 2.652% due 05/15/23 §	1,850,000	1,866,254
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,029,272
The Bank of New York Mellon Corp 2.500% due 04/15/21	2,000,000	2,016,754
The Goldman Sachs Group Inc 2.268% due 06/05/23 §	3,750,000	3,754,984
2.352% due 11/15/21 §	2,000,000	2,019,524
2.875% due 02/25/21	1,000,000	1,011,485
UBS Group Funding Switzerland AG (Switzerland) 3.491% due 05/23/23 ~	1,400,000	1,433,785
WEA Finance LLC REIT (Australia) 1.750% due 09/15/17 ~	2,500,000	2,500,113
Wells Fargo & Co
2.550% due 12/07/20	2,000,000	2,023,748
3.450% due 02/13/23	3,000,000	3,073,500

		80,745,644

Industrial - 1.1%

Masco Corp 3.500% due 04/01/21	2,000,000	2,065,060
Owens Corning 9.000% due 06/15/19	83,000	93,158
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,311,338

		3,469,556

Technology - 4.0%

Dell International LLC 3.480% due 06/01/19 ~	2,500,000	2,559,712
Fidelity National Information Services Inc 2.850% due 10/15/18	2,150,000	2,176,101
Hewlett Packard Enterprises Co 3.231% due 10/05/18 §	3,000,000	3,057,699
QUALCOMM Inc 1.928% due 01/30/23 §	4,500,000	4,527,518

		12,321,030

Utilities - 5.8%

Ameren Corp 2.700% due 11/15/20	1,400,000	1,417,678
Emera US Finance LP (Canada) 2.150% due 06/15/19	3,500,000	3,498,537

	Principal Amount	Value
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	$1,400,000	$1,403,370
Exelon Corp 3.497% due 06/01/22	1,300,000	1,334,657
FirstEnergy Corp 2.850% due 07/15/22	1,800,000	1,795,912
Great Plains Energy Inc 2.500% due 03/09/20	3,650,000	3,686,175
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	1,650,000	1,645,520
The Southern Co 1.850% due 07/01/19	3,000,000	2,989,941

		17,771,790

Total Corporate Bonds & Notes (Cost $220,887,876)		222,933,229

SENIOR LOAN NOTES - 13.3%

Basic Materials - 0.6%

Ineos US Finance LLC Term B 3.976% due 03/31/22 §	989,959	994,136
PQ Corp Term B 5.476% due 11/04/22 §	992,500	1,003,496

		1,997,632

Communications - 1.6%

CSC Holdings LLC Term B 3.459% due 07/17/25 §	984,375	982,837
Frontier Communications Corp Term B 4.910% due 06/01/24 §	1,500,000	1,479,375
Sprint Communications Inc Term B 3.750% due 02/02/24 §	2,493,750	2,496,421

		4,958,633

Consumer, Cyclical - 4.3%

Beacon Roofing Supply Inc Term B 3.959% due 10/01/22 §	1,477,444	1,485,908
HD Supply Inc Term B 4.046% due 08/13/21 §	1,265,628	1,270,374
Hilton Worldwide Finance LLC Term B-2 3.216% due 10/25/23 §	2,662,417	2,673,325
Las Vegas Sands LLC Term B 3.230% due 03/29/24 §	1,933,934	1,938,423
New Red Finance Inc Term B (Canada) 3.503% due 02/17/24 §	980,382	980,178
Nexeo Solutions LLC Term B 4.921% due 06/09/23 §	990,025	1,000,080
Rite Aid Corp Tranche 1 (2nd Lien) 5.980% due 08/21/20 §	1,875,000	1,887,891
Seminole Tribe of Florida Inc Term B 3.476% due 04/29/20 §	702,500	704,344
Univar USA Inc Term B 3.976% due 07/01/22 §	1,314,198	1,316,799

		13,257,322

Consumer, Non-Cyclical - 0.7%

Albertson’s LLC Term B-4 3.976% due 08/25/21 §	555,435	556,999
US Foods Inc Term B 3.980% due 06/27/23 §	1,485,000	1,492,743

		2,049,742

Energy - 0.3%

Fieldwood Energy LLC 8.296% due 08/31/20 §	1,000,000	945,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Financial - 1.6%

DTZ US Borrower LLC Term B 4.447% due 11/04/21 §	$989,899	$991,260
MGM Growth Properties Operating Partnership LP Term B 3.476% due 05/01/23 §	1,481,250	1,485,323
USI Inc Term B 4.180% due 04/06/24 §	1,500,000	1,492,688
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	992,263	995,209

		4,964,480

Industrial - 2.8%

Avolon (US) LLC Term B-2 (Ireland) 3.962% due 03/20/22 §	2,000,000	2,020,012
Berry Plastics Corp Term I 3.681% due 10/01/22 §	1,241,642	1,244,514
BWay Corp Term B 4.326% due 04/03/24 §	750,000	750,268
Proampac PG Borrower LLC 5.193% due 11/18/23 § ¥	1,994,987	2,024,080
Reynolds Group Holdings Inc Term B 4.226% due 02/05/23 §	2,725,512	2,734,454

		8,773,328

Utilities - 1.4%

Calpine Corp Term B 2.980% due 11/30/17 §	1,818,182	1,820,455
Talen Energy Supply LLC Term B-1 5.226% due 07/06/23 §	995,006	927,428
Vistra Operations Co LLC
Term B 3.976% due 12/14/23 §	1,215,321	1,205,143
Term C 3.795% due 12/14/23 §	278,571	276,238

		4,229,264

Total Senior Loan Notes (Cost $41,273,849)		41,175,401

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligation - Commercial - 0.1%

Hyatt Hotel Portfolio Trust 3.309% due 11/15/29 § ~	250,000	250,674

Total Mortgage-Backed Securities (Cost $250,000)		250,674

ASSET-BACKED SECURITIES - 11.9%

Ally Auto Receivables Trust 2.480% due 05/16/22	535,000	539,655
3.020% due 09/15/23	1,000,000	1,008,574
ALM XII Ltd (Cayman) 2.208% due 04/16/27 § ~	3,000,000	3,000,000
AmeriCredit Automobile Receivables Trust 1.370% due 11/08/19	1,580,988	1,580,295
1.530% due 07/08/21	1,250,000	1,245,420
2.300% due 02/18/22	1,250,000	1,252,287
Babson CLO Ltd (Cayman) 2.708% due 01/18/25 § ~	1,000,000	1,000,031
Birchwood Park CLO Ltd (Cayman) 2.338% due 07/15/26 § ~	850,000	850,142
Capital Auto Receivables Asset Trust 1.630% due 01/20/21	250,000	249,461
2.060% due 10/22/18	25,618	25,621
2.110% due 03/22/21	250,000	250,080
Carlyle Global Market Strategies CLO (Cayman) 2.720% due 07/27/26 § ~	500,000	500,567

	Principal Amount	Value
Chase Issuance Trust 1.270% due 07/15/21	$1,300,000	$1,288,615
Ford Credit Auto Owner Trust 2.140% due 10/15/22	2,000,000	2,001,026
Navient Student Loan Trust 1.816% due 07/26/66 § ~	2,000,000	2,010,167
Nelnet Student Loan Trust 1.256% due 01/25/30 §	616,942	615,662
1.259% due 05/27/25 §	700,000	687,503
Regatta IV Funding Ltd (Cayman) 1.020% due 07/25/26 § ~	1,000,000	1,000,000
Santander Drive Auto Receivables Trust 2.080% due 02/16/21	650,000	651,484
2.660% due 11/15/21	500,000	503,752
SLC Student Loan Trust 2.064% due 11/25/42 §	580,722	589,153
2.846% due 12/15/32 §	537,367	558,639
SLM Private Credit Student Loan Trust 1.536% due 06/15/39 §	2,000,000	1,897,783
1.556% due 12/15/38 §	800,000	746,666
1.796% due 12/16/30 §	189,924	186,434
SLM Private Education Loan Trust 2.950% due 02/15/46 ~	520,632	523,795
3.500% due 06/15/44 § ~	720,000	732,501
SLM Student Loan Trust 1.276% due 01/25/27 §	1,357,749	1,351,074
1.706% due 04/27/26 § ~	617,376	619,218
1.816% due 11/25/27 §	798,697	802,532
SMB Private Education Loan Trust 2.059% due 09/15/34 § ~	2,900,000	2,913,712
2.340% due 09/15/34 ~	1,500,000	1,479,816
2.609% due 02/17/32 § ~	700,000	719,703
2.700% due 05/15/31 ~	1,000,000	1,005,150
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	500,871
Verizon Owner Trust 1.420% due 01/20/21 ~	250,000	249,074
2.060% due 09/20/21 ~	1,000,000	1,004,133
Washington Mill CLO Ltd (Cayman) 2.376% due 04/20/26 § ~	500,000	501,817

Total Asset-Backed Securities (Cost $36,467,604)		36,642,413

MUNICIPAL BONDS - 0.3%

Pennsylvania Higher Education Assistance Agency 2.056% due 07/25/29 §	1,090,938	1,093,916

Total Municipal Bonds (Cost $1,092,984)		1,093,916

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	3,646,164	3,646,164

Total Short-Term Investment (Cost $3,646,164)		3,646,164

TOTAL INVESTMENTS - 98.9% (Cost $303,618,477)		305,741,797

OTHER ASSETS & LIABILITIES, NET - 1.1%		3,333,235

NET ASSETS - 100.0%		$309,075,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$222,933,229	$—	$222,933,229	$—
	Senior Loan Notes	41,175,401	—	41,175,401	—
	Mortgage-Backed Securities	250,674	—	250,674	—
	Asset-Backed Securities	36,642,413	—	36,642,413	—
	Municipal Bonds	1,093,916	—	1,093,916	—
	Short-Term Investment	3,646,164	3,646,164	—	—

	Total	$305,741,797	$3,646,164	$302,095,633	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.7%

Basic Materials - 2.5%

Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	$2,400,000	$2,418,000
CF Industries Inc 4.500% due 12/01/26 ~	1,700,000	1,751,383
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	6,000,000	5,915,784
Teck Resources Ltd (Canada) 6.000% due 08/15/40	3,000,000	3,030,000
Tronox Finance LLC 6.375% due 08/15/20	3,000,000	3,015,000
Vale Overseas Ltd (Brazil) 6.250% due 08/10/26	2,000,000	2,162,500

		18,292,667

Communications - 4.4%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,825,000	1,920,812
AT&T Inc
4.750% due 05/15/46	2,400,000	2,365,826
5.250% due 03/01/37	2,000,000	2,139,606
Charter Communications Operating LLC
5.375% due 05/01/47 ~	2,300,000	2,445,733
6.384% due 10/23/35	3,500,000	4,164,510
Sprint Corp 7.250% due 09/15/21	3,000,000	3,341,250
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	4,400,000	4,449,500
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	1,350,000	1,465,529
Verizon Communications Inc
2.625% due 08/15/26	1,850,000	1,709,332
4.125% due 03/16/27	3,000,000	3,104,847
4.812% due 03/15/39 ~	3,356,000	3,407,760
5.250% due 03/16/37	1,950,000	2,105,115

		32,619,820

Consumer, Cyclical - 9.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,581,884	4,776,614
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,713,202	1,738,428
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	1,168,800	1,192,176
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,873,544	4,997,819
3.600% due 03/22/29	2,953,255	3,023,247
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,290,764	1,284,310
4.375% due 04/01/24	740,157	757,736
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,456,092	3,730,057
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	2,733,367	2,866,619
CalAtlantic Group Inc 6.250% due 12/15/21	2,500,000	2,809,375
Cedar Fair LP 5.375% due 04/15/27 ~	725,000	768,500
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,878,108	3,040,002
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,498,180	1,546,870
Dollar General Corp 4.150% due 11/01/25	3,500,000	3,700,837

	Principal Amount	Value
Ford Motor Credit Co LLC
3.810% due 01/09/24	$3,500,000	$3,547,939
4.250% due 09/20/22	5,500,000	5,783,976
General Motors Co 5.200% due 04/01/45	3,000,000	2,957,757
General Motors Financial Co Inc 4.375% due 09/25/21	2,750,000	2,912,112
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	2,085,563	2,140,310
NCL Corp Ltd 4.625% due 11/15/20 ~	2,000,000	2,063,136
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,952,551	1,965,961
Toll Brothers Finance Corp
4.375% due 04/15/23	2,000,000	2,076,500
4.875% due 11/15/25	1,650,000	1,716,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	4,525,415	4,700,775
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,768,492	2,982,303
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~	1,608,879	1,675,245

		70,754,604

Consumer, Non-Cyclical - 4.9%

Abbott Laboratories 4.900% due 11/30/46	1,500,000	1,664,487
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	8,000,000	8,257,704
CHS/Community Health Systems Inc 5.125% due 08/01/21	3,500,000	3,556,875
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	4,300,000	4,481,370
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	2,065,000
Reynolds American Inc 4.450% due 06/12/25	2,750,000	2,957,034
The ADT Corp 6.250% due 10/15/21	3,875,000	4,238,281
United Rentals North America Inc 4.625% due 07/15/23	3,000,000	3,126,000
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	3,000,000	3,153,750
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	3,000,000	3,035,484

		36,535,985

Energy - 5.7%

Anadarko Petroleum Corp 4.500% due 07/15/44	3,000,000	2,807,532
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	1,050,000	1,043,944
Enbridge Inc (Canada)
4.250% due 12/01/26	3,000,000	3,137,667
5.500% due 12/01/46	1,400,000	1,585,966
Energy Transfer Partners LP 4.050% due 03/15/25	2,500,000	2,514,255
EnLink Midstream Partners LP 5.450% due 06/01/47	4,000,000	4,008,220
EQT Midstream Partners LP 4.125% due 12/01/26	3,700,000	3,740,815
Hess Corp 4.300% due 04/01/27	900,000	880,925
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,500,000	2,455,555
MPLX LP 4.125% due 03/01/27	2,150,000	2,161,720
Nabors Industries Inc 5.500% due 01/15/23 ~	900,000	856,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
NuStar Logistics LP 5.625% due 04/28/27	$875,000	$920,937
Petrobras Global Finance BV (Brazil)
7.250% due 03/17/44	1,150,000	1,135,050
7.375% due 01/17/27	2,000,000	2,121,000
8.375% due 05/23/21	1,000,000	1,121,880
Range Resources Corp 5.000% due 03/15/23 ~	2,500,000	2,456,250
Sabine Pass Liquefaction LLC
4.200% due 03/15/28 ~	1,400,000	1,417,510
5.000% due 03/15/27	2,100,000	2,237,264
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,000,000	3,011,250
Western Gas Partners LP 4.650% due 07/01/26	2,500,000	2,563,905

		42,177,770

Financial - 14.3%

Air Lease Corp 4.250% due 09/15/24	3,000,000	3,151,464
American Tower Corp REIT 5.000% due 02/15/24	2,000,000	2,213,164
Bank of America Corp
3.500% due 04/19/26	1,350,000	1,357,281
4.183% due 11/25/27	2,350,000	2,395,014
4.200% due 08/26/24	5,000,000	5,192,040
4.250% due 10/22/26	3,500,000	3,611,492
Brighthouse Financial Inc 4.700% due 06/22/47 ~	2,500,000	2,467,620
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	3,030,534
Citigroup Inc
3.400% due 05/01/26	2,000,000	1,982,402
4.125% due 07/25/28	1,150,000	1,170,111
4.400% due 06/10/25	3,000,000	3,127,245
4.600% due 03/09/26	2,798,000	2,941,588
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,550,284
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	3,200,000	3,284,544
Discover Bank 3.450% due 07/27/26	1,500,000	1,453,728
Duke Realty LP REIT 4.375% due 06/15/22	4,250,000	4,533,411
JPMorgan Chase & Co
3.875% due 09/10/24	5,500,000	5,680,378
4.125% due 12/15/26	4,000,000	4,163,416
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,800,000	1,866,087
Morgan Stanley 5.000% due 11/24/25	7,500,000	8,170,747
Neuberger Berman Group LLC 4.500% due 03/15/27 ~	2,600,000	2,726,984
NUVEEN FINANCE LLC 4.125% due 11/01/24 ~	2,850,000	2,953,498
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,179,131
SunTrust Bank 3.300% due 05/15/26	2,600,000	2,546,240
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,083,460
The Goldman Sachs Group Inc
3.500% due 11/16/26	4,500,000	4,481,923
4.250% due 10/21/25	3,500,000	3,624,453
Trinity Acquisition PLC 4.400% due 03/15/26	1,650,000	1,726,156
UDR Inc REIT 2.950% due 09/01/26	3,000,000	2,840,511

	Principal Amount	Value
Ventas Realty LP REIT 3.500% due 02/01/25	$4,450,000	$4,428,845
Wells Fargo & Co
4.400% due 06/14/46	3,750,000	3,811,342
4.750% due 12/07/46	2,550,000	2,733,118
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,107,256

		106,585,467

Industrial - 3.0%

Louisiana-Pacific Corp 4.875% due 09/15/24	4,000,000	4,095,000
Novelis Corp 5.875% due 09/30/26 ~	2,000,000	2,065,000
Owens Corning
4.200% due 12/15/22	3,500,000	3,696,648
4.200% due 12/01/24	1,750,000	1,835,468
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,653,125
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	2,000,000	2,098,140
Penske Truck Leasing Co LP 3.400% due 11/15/26 ~	4,350,000	4,283,558
Vulcan Materials Co 4.500% due 06/15/47	1,200,000	1,215,788

		21,942,727

Technology - 1.7%

Broadcom Corp 3.875% due 01/15/27 ~	2,500,000	2,572,505
Dell International LLC 6.020% due 06/15/26 ~	2,400,000	2,648,383
Hewlett Packard Enterprise Co 4.900% due 10/15/25	3,000,000	3,150,690
QUALCOMM Inc 4.300% due 05/20/47	3,750,000	3,837,915
Quintiles IMS Inc 4.875% due 05/15/23 ~	500,000	514,375

		12,723,868

Utilities - 3.7%

EDP Finance BV (Portugal) 3.625% due 07/15/24 ~	3,000,000	2,981,070
Emera US Finance LP (Canada) 4.750% due 06/15/46	2,500,000	2,652,563
Exelon Corp 5.100% due 06/15/45	4,000,000	4,505,628
FirstEnergy Corp 4.850% due 07/15/47	3,000,000	3,052,683
Great Plains Energy Inc 4.850% due 04/01/47	1,950,000	2,017,257
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,886,550
NRG Energy Inc 6.625% due 03/15/23	2,500,000	2,581,250
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,415,000
The Southern Co 3.250% due 07/01/26	3,300,000	3,234,825

		27,326,826

Total Corporate Bonds & Notes (Cost $360,090,768)		368,959,734

SENIOR LOAN NOTES - 16.8%

Basic Materials - 0.7%

Ineos US Finance LLC Term B 3.976% due 03/31/22 §	1,979,919	1,988,272
PQ Corp Term B 5.476% due 11/04/22 §	2,977,500	3,010,488

		4,998,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Communications - 2.2%

Altice US Finance I Corp Term B 3.466% due 07/14/25 §	$4,454,375	$4,457,715
Charter Communications Operating LLC Term H 3.230% due 01/15/22 §	1,185,000	1,189,444
CSC Holdings LLC Term B 3.459% due 07/17/25 §	2,984,375	2,979,713
Frontier Communications Corp Term B 4.910% due 06/01/24 §	3,000,000	2,958,750
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	2,500,000	2,508,855
Sprint Communications Inc Term B 3.750% due 02/02/24 §	1,995,000	1,997,137

		16,091,614

Consumer, Cyclical - 4.7%

Caesars Entertainment Resort Properties LLC Term B 4.726% due 10/11/20 §	1,891,311	1,900,177
ClubCorp Club Operations Inc Term B 4.046% due 12/15/22 §	3,224,033	3,249,825
Federal-Mogul Holdings LLC Term C 4.927% due 04/15/21 §	728,539	731,499
HD Supply Inc Term B 4.046% due 08/13/21 §	2,216,438	2,224,750
Hilton Worldwide Finance LLC Term B-2 3.216% due 10/25/23 §	4,029,408	4,045,916
Las Vegas Sands LLC Term B 3.230% due 03/29/24 §	4,850,497	4,861,755
New Red Finance Inc Term B (Canada) 3.503% due 02/17/24 §	4,345,891	4,344,987
Nexeo Solutions LLC Term B 4.921% due 06/09/23 §	1,980,050	2,000,159
Rite Aid Corp (2nd Lien) 5.980% due 08/21/20 §	4,250,000	4,279,219
Seminole Tribe of Florida Inc Term B
due 06/23/24 ¥	500,000	501,563
3.476% due 04/29/20 §	2,490,991	2,497,529
Univar USA Inc Term B 3.976% due 07/01/22 §	3,953,731	3,961,556

		34,598,935

Consumer, Non-Cyclical - 1.6%

Albertson’s LLC Term B-4 3.976% due 08/25/21 §	2,362,713	2,369,364
CHS/Community Health Systems Inc Term H 4.151% due 01/27/21 §	2,605,770	2,604,840
Jaguar Holding Co II 4.013% due 08/18/22 §	3,214,697	3,229,430
US Foods Inc Term B 3.980% due 06/27/23 §	3,465,000	3,483,067

		11,686,701

Energy - 0.3%

Fieldwood Energy LLC 8.296% due 08/31/20 §	2,500,000	2,362,500

Financial - 2.0%

DTZ US Borrower LLC Term B 4.447% due 11/04/21 §	2,969,697	2,973,780
HUB International Ltd Term B 4.422% due 10/02/20 §	3,882,595	3,901,425
Realogy Group LLC Term B 3.476% due 07/20/22 §	850,803	857,609
USI Inc Term B 4.180% due 04/06/24 §	3,000,000	2,985,375
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	4,465,222	4,478,479

		15,196,668

	Principal Amount	Value
Industrial - 2.8%

Avolon (US) LLC Term B-2 (Ireland) 3.962% due 03/20/22 §	$4,000,000	$4,040,024
BWay Corp 4.326% due 04/03/24 §	1,500,000	1,500,536
Proampac PG Borrower LLC 5.193% due 11/18/23 § ¥	3,989,975	4,048,161
Reynolds Group Holdings Inc Term B 4.226% due 02/05/23 §	5,537,460	5,555,628
TransDigm Inc
Term D
4.292% due 06/04/21 §	3,899,796	3,904,671
Term E
4.249% due 05/14/22 §	1,957,163	1,956,756

		21,005,776

Technology - 1.6%

First Data Corp
3.466% due 07/10/22 §	3,206,671	3,205,780
3.716% due 04/26/24 §	494,041	494,473
ON Semiconductor Corp Term B 3.476% due 03/31/23 §	2,127,548	2,133,533
Sensata Technologies BV Term B 3.377% due 10/14/21 §	1,154,847	1,163,996
Solera LLC Term B 4.476% due 03/03/23 §	5,184,375	5,203,816

		12,201,598

Utilities - 0.9%

Calpine Corp Term B 2.980% due 11/30/17 §	909,091	910,227
Talen Energy Supply LLC Term B-1 5.226% due 07/06/23 §	2,985,019	2,782,285
Vistra Operations Co LLC
Term B
3.976% due 12/14/23 §	2,430,643	2,410,286
Term C
3.795% due 12/14/23 §	557,143	552,477

		6,655,275

Total Senior Loan Notes (Cost $124,817,489)		124,797,827

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligation - Commercial - 0.2%

Hyatt Hotel Portfolio Trust 3.309% due 11/15/29 § ~	1,550,000	1,554,180

Total Mortgage-Backed Securities (Cost $1,550,000)		1,554,180

ASSET-BACKED SECURITIES - 11.6%

ALM XII Ltd (Cayman)
2.758% due 04/16/27 § ~	1,900,000	1,900,000
3.208% due 04/16/27 § ~	1,100,000	1,100,000
AmeriCredit Automobile Receivables Trust
1.980% due 12/20/21	1,000,000	1,001,462
2.300% due 02/18/22	2,500,000	2,504,574
2.400% due 05/18/22	1,850,000	1,853,978
2.710% due 08/18/22	1,500,000	1,508,950
Apidos CLO XV (Cayman) 2.256% due 10/20/25 § ~	1,250,000	1,251,148
Atrium XI (Cayman) 2.293% due 10/23/25 § ~	1,250,000	1,254,961
Babson CLO Ltd (Cayman) 2.708% due 01/18/25 § ~	2,000,000	2,000,062
Birchwood Park CLO Ltd (Cayman) 2.338% due 07/15/26 § ~	1,600,000	1,600,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
BlueMountain CLO Ltd (Cayman) 2.298% due 10/15/26 § ~	$2,500,000	$2,500,164
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	600,000	598,706
1.690% due 03/20/21	1,250,000	1,247,727
2.060% due 10/22/18	62,123	62,132
2.110% due 03/22/21	600,000	600,193
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.320% due 07/27/26 § ~	1,500,000	1,500,598
2.720% due 07/27/26 § ~	1,500,000	1,501,701
Chase Issuance Trust 1.370% due 06/15/21	4,750,000	4,721,082
Citibank Credit Card Issuance Trust
1.826% due 05/14/29 §	6,000,000	6,045,941
1.920% due 04/07/22	2,500,000	2,504,055
Dryden 31 Senior Loan Fund (Cayman) 2.238% due 04/18/26 § ~	1,250,000	1,249,995
Ford Credit Auto Owner Trust
1.730% due 03/15/22	850,000	839,257
2.240% due 06/15/22	1,000,000	1,000,868
GM Financial Consumer Automobile 2.060% due 05/16/23 ~	1,250,000	1,253,350
Hyundai Auto Receivables Trust 1.450% due 11/15/22	1,000,000	986,370
Magnetite IX Ltd (Cayman) 2.156% due 07/25/26 § ~	1,000,000	1,000,000
Navient Private Education Loan Trust 1.859% due 09/16/24 § ~	1,499,830	1,500,835
Navient Student Loan Trust 1.816% due 06/25/65 § ~	835,973	837,728
Oak Hill Credit Partners X Ltd (Cayman) 2.286% due 07/20/26 § ~	2,500,000	2,505,240
Regatta IV Funding Ltd (Cayman) 1.020% due 07/25/26 § # ~	2,000,000	2,000,000
Santander Drive Auto Receivables Trust
1.890% due 06/15/21	3,000,000	2,996,368
2.080% due 02/16/21	700,000	701,599
2.100% due 06/15/21	2,000,000	1,999,284
2.660% due 11/15/21	1,000,000	1,007,504
Securitized Term Auto Receivables Trust (Canada) 2.209% due 06/25/21 ~	1,000,000	1,003,205
SLM Private Credit Student Loan Trust 1.536% due 06/15/39 §	4,000,000	3,795,567
SLM Student Loan Trust
1.816% due 11/25/27 §	1,064,929	1,070,042
2.656% due 04/25/23 §	645,416	659,761
SMB Private Education Loan Trust
2.059% due 09/15/34 § ~	4,600,000	4,621,751
2.340% due 09/15/34 ~	2,500,000	2,466,360
2.609% due 02/17/32 § ~	1,850,000	1,902,073
2.700% due 05/15/31 ~	2,500,000	2,512,874
2.880% due 09/15/34 ~	4,500,000	4,541,668
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	1,000,000	1,001,742
Verizon Owner Trust
1.420% due 01/20/21 ~	600,000	597,779
2.060% due 09/20/21 ~	3,000,000	3,012,400
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	1,250,000	1,251,726
Washington Mill CLO Ltd (Cayman) 2.376% due 04/20/26 § ~	1,000,000	1,003,634

Total Asset-Backed Securities (Cost $86,317,470)		86,576,681

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae 1.875% due 09/18/18	$5,500,000	$5,534,067
Freddie Mac 1.250% due 10/02/19	5,500,000	5,474,557

Total U.S. Government Agency Issues (Cost $11,027,102)		11,008,624

U.S. TREASURY OBLIGATIONS - 13.7%

U.S. Treasury Bonds - 1.7%

2.250% due 08/15/46	6,000,000	5,292,426
2.500% due 05/15/46	5,000,000	4,660,160
2.875% due 08/15/45	3,000,000	3,022,149

		12,974,735

U.S. Treasury Notes - 12.0%

1.125% due 03/31/20	5,000,000	4,948,535
1.125% due 04/30/20	5,000,000	4,945,705
1.125% due 02/28/21	4,000,000	3,919,140
1.250% due 01/31/19	4,500,000	4,492,791
1.250% due 07/31/23	3,000,000	2,864,004
1.375% due 07/31/18	2,500,000	2,502,198
1.375% due 09/30/18	9,000,000	9,005,625
1.375% due 06/30/23	5,000,000	4,813,865
1.375% due 08/31/23	4,000,000	3,842,344
1.375% due 09/30/23	4,500,000	4,318,772
1.500% due 10/31/19	4,000,000	4,005,624
1.500% due 08/15/26	5,000,000	4,677,930
1.625% due 07/31/20	5,500,000	5,507,200
1.625% due 02/15/26	4,000,000	3,801,796
1.625% due 05/15/26	5,000,000	4,740,820
1.750% due 09/30/22	3,000,000	2,972,931
1.875% due 10/31/22	3,000,000	2,989,452
2.000% due 10/31/21	4,000,000	4,032,344
2.125% due 12/31/21	5,500,000	5,571,330
2.125% due 12/31/22	2,000,000	2,016,094
2.125% due 03/31/24	3,000,000	3,001,815

		88,970,315

Total U.S. Treasury Obligations (Cost $102,704,569)		101,945,050

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%

Chile Government (Chile) 2.250% due 10/30/22	5,000,000	4,957,500
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	2,900,000	2,902,123
Mexico Government (Mexico)
3.500% due 01/21/21	3,000,000	3,129,000
3.625% due 03/15/22	2,000,000	2,079,000
4.350% due 01/15/47	2,000,000	1,883,400
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	2,975,055
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,992,362

Total Foreign Government Bonds & Notes (Cost $20,670,584)		20,918,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	20,052,027	$20,052,027

Total Short-Term Investment (Cost $20,052,027)		20,052,027

TOTAL INVESTMENTS - 99.0% (Cost $727,230,009)		735,812,563

OTHER ASSETS & LIABILITIES, NET - 1.0%		7,228,804

NET ASSETS - 100.0%		$743,041,367

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$368,959,734	$—	$368,959,734	$—
	Senior Loan Notes	124,797,827	—	124,797,827	—
	Mortgage-Backed Securities	1,554,180	—	1,554,180	—
	Asset-Backed Securities	86,576,681	—	86,576,681	—
	U.S. Government Agency Issues	11,008,624	—	11,008,624	—
	U.S. Treasury Obligations	101,945,050	—	101,945,050	—
	Foreign Government Bonds & Notes	20,918,440	—	20,918,440	—
	Short-Term Investment	20,052,027	20,052,027	—	—

	Total	$735,812,563	$20,052,027	$715,760,536	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.7%

Consumer, Cyclical - 1.8%

CalAtlantic Group Inc	10,114	$357,530
Cedar Fair LP	12,400	894,040
Ford Motor Co	80,000	895,200
Las Vegas Sands Corp	14,365	917,780
Lennar Corp ‘A’	19,995	1,066,133
Modular Space Corp *	40,245	543,308
Mohawk Industries Inc *	4,600	1,111,774
Six Flags Entertainment Corp	15,667	933,910

		6,719,675

Energy - 0.9%

Concho Resources Inc *	6,570	798,452
Continental Resources Inc *	20,750	670,847
Diamondback Energy Inc *	8,200	728,242
Pioneer Natural Resources Co	5,250	837,795
WPX Energy Inc *	57,210	552,649

		3,587,985

Financial - 1.2%

Bank of America Corp	44,130	1,070,594
JPMorgan Chase & Co	11,000	1,005,400
The Goldman Sachs Group Inc	2,500	554,750
The PNC Financial Services Group Inc	7,650	955,255
Wells Fargo & Co	15,350	850,543

		4,436,542

Industrial - 0.8%

Allegion PLC	16,040	1,301,165
Owens-Illinois Inc *	30,000	717,600
Xylem Inc	15,309	848,578

		2,867,343

Total Common Stocks (Cost $16,383,954)		17,611,545

EXCHANGE-TRADED FUNDS - 1.3%

iShares Core S&P 500	9,800	2,385,418
SPDR S&P 500 Trust	9,800	2,369,640

Total Exchange-Traded Funds (Cost $4,454,753)		4,755,058

	Principal Amount
CORPORATE BONDS & NOTES - 66.9%

Basic Materials - 6.3%

Anglo American Capital PLC (United Kingdom) 4.750% due 04/10/27 ~	$1,275,000	1,312,995
ArcelorMittal (Luxembourg)
7.250% due 03/01/41	2,000,000	2,215,000
7.500% due 10/15/39	750,000	844,688
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,000,000	1,960,000
Constellium NV (Netherlands)
6.625% due 03/01/25 ~	1,250,000	1,200,000
8.000% due 01/15/23 ~	2,000,000	2,070,000
Freeport-McMoRan Inc
3.550% due 03/01/22	2,000,000	1,884,360
4.000% due 11/14/21	1,000,000	982,500
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,452,073
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	3,750,000	3,697,365

	Principal Amount	Value
Hexion Inc
6.625% due 04/15/20	$1,350,000	$1,238,625
10.375% due 02/01/22 ~	625,000	621,875
Teck Resources Ltd (Canada)
3.750% due 02/01/23	1,825,000	1,783,937
8.500% due 06/01/24 ~	1,000,000	1,157,500
Tronox Finance LLC 6.375% due 08/15/20	1,350,000	1,356,750

		23,777,668

Communications - 4.7%

Charter Communications Operating LLC
3.579% due 07/23/20	1,800,000	1,861,240
3.750% due 02/15/28 ~	3,000,000	2,962,479
6.384% due 10/23/35	500,000	594,930
CSC Holdings LLC
6.625% due 10/15/25 ~	200,000	220,520
10.125% due 01/15/23 ~	400,000	465,000
10.875% due 10/15/25 ~	1,400,000	1,688,750
DISH DBS Corp 5.875% due 11/15/24	1,500,000	1,606,080
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	1,119,000	1,208,520
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,352,000
5.875% due 03/15/25	300,000	315,375
Sprint Communications Inc 6.000% due 11/15/22	350,000	371,875
Sprint Corp
7.250% due 09/15/21	2,625,000	2,923,594
7.625% due 02/15/25	500,000	576,875
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	200,000	202,250
Townsquare Media Inc 6.500% due 04/01/23 ~	1,250,000	1,264,062

		17,613,550

Consumer, Cyclical - 14.1%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	937,850	939,023
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	763,575
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,461,296	1,539,840
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,414,909	1,476,741
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	1,250,000	1,221,875
6.500% due 04/01/27 ~	525,000	511,875
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	900,000	954,000
AV Homes Inc 6.625% due 05/15/22 ~	2,000,000	2,065,000
Beazer Homes USA Inc
6.750% due 03/15/25 ~	250,000	261,250
7.250% due 02/01/23	1,440,000	1,515,600
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	814,754	854,473
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	600,000	619,500
11.000% due 10/01/21	100,000	107,250
CalAtlantic Group Inc
6.250% due 12/15/21	415,000	466,356
6.625% due 05/01/20	750,000	832,500
8.375% due 01/15/21	500,000	593,125
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	801,562
CEC Entertainment Inc 8.000% due 02/15/22	600,000	628,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Cedar Fair LP 5.375% due 06/01/24	$250,000	$262,500
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	2,875,000	3,148,125
Ford Motor Co 4.346% due 12/08/26	250,000	257,951
Ford Motor Credit Co LLC
3.810% due 01/09/24	2,000,000	2,027,394
4.250% due 09/20/22	1,250,000	1,314,540
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,329,188
General Motors Financial Co Inc
2.606% due 06/30/22 §	3,000,000	3,017,808
3.200% due 07/06/21	1,550,000	1,568,712
3.450% due 01/14/22	2,000,000	2,035,166
4.375% due 09/25/21	1,500,000	1,588,425
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	1,200,000	1,312,500
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875% PIK due 09/15/21 ~	1,200,000	1,225,500
4.750% Cash or 5.500% PIK due 09/15/26 ~	950,000	963,062
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	1,000,000	1,047,500
10.250% due 11/15/22 ~	600,000	659,814
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	250,000	271,875
Landry’s Inc 6.750% due 10/15/24 ~	1,175,000	1,205,844
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,276,960
7.750% due 03/15/22	500,000	588,125
Mohawk Industries Inc 3.850% due 02/01/23	480,000	496,124
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	369,536	401,409
Party City Holdings Inc 6.125% due 08/15/23 ~	850,000	884,000
PetSmart Inc 7.125% due 03/15/23 ~	1,650,000	1,472,625
Rite Aid Corp 6.750% due 06/15/21	1,250,000	1,290,000
Scientific Games International Inc 7.000% due 01/01/22 ~	1,025,000	1,094,187
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	750,000	756,465
The Men’s Wearhouse Inc 7.000% due 07/01/22	1,600,000	1,408,000
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	428,813	442,750
4.750% due 10/11/23	122,309	127,048
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	361,207
4.150% due 04/01/24	1,750,000	1,799,621
5.625% due 03/01/21	1,250,000	1,368,980

		53,155,450

Consumer, Non-Cyclical - 8.1%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,400,000	1,980,000
Albertson’s LLC
5.750% due 03/15/25 ~	175,000	163,187
6.625% due 06/15/24 ~	325,000	323,375
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,000,000	2,064,426
CHS/Community Health Systems Inc
5.125% due 08/01/21	400,000	406,500
6.250% due 03/31/23	500,000	518,050
6.875% due 02/01/22	1,600,000	1,404,000
7.125% due 07/15/20	400,000	391,000

	Principal Amount	Value
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	$800,000	$825,000
First Quality Finance Co Inc 5.000% due 07/01/25 ~	125,000	127,813
HCA Inc 5.875% due 03/15/22	1,500,000	1,666,875
Herc Rentals Inc 7.500% due 06/01/22 ~	1,202,000	1,274,120
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	528,125
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	1,200,000	1,142,760
JBS USA LUX SA (Brazil)
5.750% due 06/15/25 ~	500,000	472,500
7.250% due 06/01/21 ~	1,100,000	1,104,950
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	750,000	763,125
MEDNAX Inc 5.250% due 12/01/23 ~	2,150,000	2,219,875
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,600,000	1,742,656
Reynolds American Inc 4.450% due 06/12/25	1,500,000	1,612,927
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	1,750,000	1,731,142
Tenet Healthcare Corp
6.750% due 06/15/23	1,000,000	1,002,500
7.500% due 01/01/22 ~	125,000	135,912
THC Escrow Corp III 5.125% due 05/01/25 ~	500,000	503,125
The ADT Corp 6.250% due 10/15/21	1,200,000	1,312,500
TMS International Corp 7.625% due 10/15/21 ~	450,000	457,875
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	1,000,000	967,500
5.625% due 12/01/21 ~	850,000	771,375
5.875% due 05/15/23 ~	900,000	776,250
6.375% due 10/15/20 ~	1,200,000	1,168,500
7.250% due 07/15/22 ~	750,000	708,750

		30,266,693

Energy - 9.1%

Callon Petroleum Co 6.125% due 10/01/24	1,350,000	1,380,375
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27 ~	250,000	256,562
5.875% due 03/31/25	450,000	481,500
7.000% due 06/30/24	1,000,000	1,120,000
Chesapeake Energy Corp
6.125% due 02/15/21	900,000	886,500
8.000% due 12/15/22 ~	411,000	436,174
8.000% due 06/15/27 ~	275,000	270,531
Enbridge Inc (Canada) 4.250% due 12/01/26	1,000,000	1,045,889
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,206,842
4.750% due 01/15/26	500,000	521,095
EP Energy LLC
8.000% due 11/29/24 ~	975,000	977,437
8.000% due 02/15/25 ~	900,000	675,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,250,000	972,656
6.500% due 01/15/25 ~	275,000	251,281
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,050,000	834,025
NuStar Logistics LP 5.625% due 04/28/27	1,575,000	1,657,688
Parsley Energy LLC 5.375% due 01/15/25 ~	1,125,000	1,139,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Petrobras Global Finance BV (Brazil) 7.375% due 01/17/27	$2,750,000	$2,916,375
Precision Drilling Corp (Canada)
6.625% due 11/15/20	298,955	294,471
7.750% due 12/15/23 ~	1,125,000	1,113,750
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,525,000	2,792,339
Sanchez Energy Corp 7.750% due 06/15/21	2,050,000	1,865,500
SemGroup Corp 6.375% due 03/15/25 ~	1,500,000	1,458,750
SESI LLC 7.125% due 12/15/21	1,700,000	1,627,750
Targa Resources Partners LP
5.125% due 02/01/25 ~	1,050,000	1,085,437
5.375% due 02/01/27 ~	200,000	208,000
Tesoro Logistics LP 5.250% due 01/15/25	1,425,000	1,501,594
Ultra Resources Inc
6.875% due 04/15/22 ~	2,350,000	2,335,313
7.125% due 04/15/25 ~	250,000	246,875
Western Gas Partners LP 4.650% due 07/01/26	1,500,000	1,538,343
Whiting Petroleum Corp 6.250% due 04/01/23	1,300,000	1,199,250

		34,296,364

Financial - 12.6%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	555,684	583,468
AerCap Ireland Capital DAC (Netherlands)
3.950% due 02/01/22	750,000	781,605
5.000% due 10/01/21	250,000	270,790
Air Lease Corp
3.750% due 02/01/22	1,750,000	1,827,849
4.250% due 09/15/24	1,000,000	1,050,488
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	1,650,000	1,571,625
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	506,250
Bank of America Corp
2.153% due 04/24/23 §	2,000,000	2,008,708
3.500% due 04/19/26	200,000	201,079
4.200% due 08/26/24	2,500,000	2,596,020
Citigroup Inc
2.116% due 04/25/22 §	3,000,000	3,018,783
4.400% due 06/10/25	1,500,000	1,563,622
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	2,000,000	2,052,840
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	1,300,000	1,350,375
HSBC Holdings PLC (United Kingdom)
2.650% due 01/05/22	1,000,000	997,247
2.801% due 01/05/22 §	1,500,000	1,543,987
International Lease Finance Corp 6.250% due 05/15/19	1,950,000	2,092,541
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	501,250
7.375% due 04/01/20 ~	1,500,000	1,545,000
7.500% due 04/15/21 ~	500,000	521,250
JPMorgan Chase & Co
2.056% due 04/25/23 §	1,750,000	1,752,564
2.972% due 01/15/23	2,000,000	2,025,054
3.875% due 09/10/24	1,100,000	1,136,076
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	275,000	301,125
Morgan Stanley
2.373% due 05/08/24 §	2,000,000	2,011,960
5.000% due 11/24/25	2,000,000	2,178,866

	Principal Amount	Value
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	$1,280,000	$1,206,400
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	516,317
6.750% due 04/15/20	1,000,000	1,085,478
Springleaf Finance Corp 6.125% due 05/15/22	1,700,000	1,797,750
Tempo Acquisition LLC 6.750% due 06/01/25 ~	450,000	461,250
The Goldman Sachs Group Inc
2.350% due 11/15/21	2,000,000	1,977,728
3.750% due 02/25/26	1,300,000	1,326,226
4.250% due 10/21/25	1,000,000	1,035,558
UBS Group Funding Switzerland AG (Switzerland) 2.406% due 05/23/23 § ~	2,000,000	2,031,662

		47,428,791

Industrial - 8.9%

Apex Tool Group LLC 7.000% due 02/01/21 ~	787,000	735,845
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,150,000	2,300,285
Ardagh Packaging Finance PLC (Ireland)
6.000% due 02/15/25 ~	750,000	789,375
7.250% due 05/15/24 ~	400,000	439,000
BWAY Holding Co 5.500% due 04/15/24 ~	1,350,000	1,382,062
Cloud Crane LLC 10.125% due 08/01/24 ~	2,300,000	2,530,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	3,250,000	3,217,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,500,000	1,562,813
Masco Corp
3.500% due 04/01/21	1,075,000	1,109,970
4.375% due 04/01/26	1,025,000	1,098,493
7.750% due 08/01/29	233,000	313,149
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,000,000	1,088,750
Novelis Corp
5.875% due 09/30/26 ~	1,975,000	2,039,188
6.250% due 08/15/24 ~	750,000	789,375
Owens Corning
4.200% due 12/15/22	500,000	528,093
4.200% due 12/01/24	1,350,000	1,415,933
9.000% due 06/15/19	116,000	130,197
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	500,000	530,625
5.875% due 08/15/23 ~	1,100,000	1,214,813
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	1,050,000	1,101,524
5.500% due 02/15/24 ~	450,000	471,150
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	1,500,000	1,539,308
3.300% due 04/01/21 ~	1,000,000	1,028,111
Summit Materials LLC 5.125% due 06/01/25 ~	400,000	411,000
TransDigm Inc 6.500% due 07/15/24	1,000,000	1,035,000
US Concrete Inc
6.375% due 06/01/24	1,275,000	1,351,500
6.375% due 06/01/24 ~	750,000	795,000
Welbilt Inc 9.500% due 02/15/24	750,000	873,750
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,275,000	1,435,969

		33,257,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Technology - 1.8%

Dell International LLC
5.450% due 06/15/23 ~	$1,000,000	$1,086,384
5.875% due 06/15/21 ~	200,000	210,000
6.020% due 06/15/26 ~	250,000	275,873
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	1,550,000	1,604,250
Infor US Inc 6.500% due 05/15/22	250,000	260,000
NXP BV (Netherlands)
3.875% due 09/01/22 ~	550,000	574,063
4.625% due 06/01/23 ~	1,500,000	1,621,875
Quintiles IMS Inc 4.875% due 05/15/23 ~	1,125,000	1,157,344

		6,789,789

Utilities - 1.3%

Calpine Corp 5.875% due 01/15/24 ~	1,500,000	1,552,500
Dynegy Inc 7.625% due 11/01/24	800,000	780,000
FirstEnergy Corp 3.900% due 07/15/27	350,000	350,792
NRG Energy Inc
6.625% due 03/15/23	750,000	774,375
7.250% due 05/15/26	375,000	390,000
Talen Energy Supply LLC
4.600% due 12/15/21	500,000	382,500
6.500% due 06/01/25	800,000	566,000

		4,796,167

Total Corporate Bonds & Notes (Cost $247,524,181)		251,382,250

SENIOR LOAN NOTES - 20.0%

Basic Materials - 0.3%

Ineos US Finance LLC Term B 3.976% due 03/31/22 §	989,959	994,136

Communications - 2.1%

Altice US Finance I Corp Term B 3.466% due 07/14/25 §	2,478,597	2,480,456
CSC Holdings LLC Term B 3.459% due 07/17/25 §	656,250	655,225
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	2,000,000	2,007,084
Sprint Communications Inc Term B 3.750% due 02/02/24 §	1,496,250	1,497,852
Zayo Group LLC Term B-2 3.716% due 01/19/24 §	1,429,925	1,436,181

		8,076,798

Consumer, Cyclical - 4.8%

Caesars Entertainment Resort Properties LLC Term B 4.726% due 10/11/20 §	3,207,764	3,222,802
CEC Entertainment Inc Term B 4.226% due 02/14/21 §	2,712,673	2,703,772
HD Supply Inc Term B 4.046% due 08/13/21 §	1,271,988	1,276,757
Neiman Marcus Group Ltd LLC 4.339% due 10/25/20 §	971,143	735,034
New Red Finance Inc Term B (Canada) 3.504% due 02/17/24 §	1,990,839	1,990,425
Nexeo Solutions LLC Term B 4.921% due 06/09/23 §	990,025	1,000,080

	Principal Amount	Value
Petco Animal Supplies Inc Term B-1 4.172% due 01/26/23 §	$2,974,912	$2,688,577
PetSmart Inc Term B 4.220% due 03/10/22 §	1,964,912	1,829,671
Univar USA Inc Term B 3.976% due 07/01/22 §	2,479,981	2,484,889

		17,932,007

Consumer, Non-Cyclical - 2.3%

Albertson’s LLC
Term B-4
3.976% due 08/25/21 §	391,151	392,253
Term B-6
4.251% due 06/22/23 §	241,323	242,417
Brightview Landscapes LLC Term B 4.217% due 12/18/20 §	721,805	724,117
(2nd Lien) 7.709% due 12/18/21 §	351,064	352,234
Jaguar Holding Co II 4.013% due 08/18/22 §	3,449,761	3,465,571
Prime Security Services Borrower LLC 4.294% due 05/02/22 §	1,496,250	1,501,327
Reddy Ice Corp 6.756% due 04/01/19 §	576,918	572,706
Valeant Pharmaceuticals International Inc Term BF1 (Canada) 5.830% due 04/01/22 §	1,433,611	1,454,617

		8,705,242

Energy - 0.8%

Peabody Energy Corp 5.726% due 03/31/22 §	2,992,500	2,993,437

Financial - 1.6%

AmWINS Group Inc Term B 4.130% due 01/25/24 §	1,492,500	1,494,833
VF Holdings Corp 4.546% due 06/17/23 §	2,482,494	2,485,210
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	1,984,525	1,990,418

		5,970,461

Industrial - 5.1%

Avolon (US) LLC Term B-2 (Ireland) 3.962% due 03/20/22 §	1,500,000	1,515,009
BWay Corp Term B 4.326% due 04/03/24 §	1,750,000	1,750,625
Flex Acquisition Co Inc 4.398% due 12/29/23 §	2,000,000	2,010,500
Gates Global LLC Term B 4.546% due 03/31/24 §	1,422,631	1,425,891
GYP Holdings III Corp 4.142% due 04/01/23 §	1,213,927	1,223,284
Jeld-Wen Inc Term B 4.296% due 07/01/22 §	1,145,221	1,156,673
Ply Gem Industries Inc Term B 4.296% due 01/30/21 §	885,004	891,088
Proampac PG Borrower LLC
5.193% due 11/18/23 §	1,990,000	2,019,020
(2nd Lien)
9.672% due 10/18/24 §	500,000	509,375
Quikrete Holdings Inc Term B 3.976% due 11/15/23 §	1,492,500	1,491,464
Reynolds Group Holdings Inc Term B 4.226% due 02/05/23 §	4,219,422	4,233,266
TransDigm Inc Term D 4.292% due 06/04/21 §	989,796	991,033

		19,217,228

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Technology - 3.0%

First Data Corp 3.466% due 07/10/22 §	$1,374,288	$1,373,906
Infor US Inc Term B-6 4.046% due 02/01/22 §	1,125,645	1,120,419
Kronos Inc (2nd Lien) 9.420% due 11/01/24 §	1,500,000	1,557,500
Microsemi Corp Term B 3.326% due 01/15/23 §	1,392,822	1,398,190
Solera LLC Term B 4.476% due 03/03/23 §	3,979,849	3,994,773
Tempo Acquisition LLC Term B 4.060% due 05/01/24 §	2,000,000	2,006,458

		11,451,246

Total Senior Loan Notes (Cost $76,036,100)		75,340,555

ASSET-BACKED SECURITIES - 1.4%

ALM XII Ltd (Cayman)
2.758% due 04/16/27 § ~	900,000	900,000
3.208% due 04/16/27 § ~	600,000	600,000
Babson CLO Ltd (Cayman) 2.708% due 01/18/25 § ~	1,000,000	1,000,031
Birchwood Park CLO Ltd (Cayman) 2.338% due 07/15/26 § ~	700,000	700,117
SLM Private Credit Student Loan Trust 1.536% due 06/15/39 §	2,000,000	1,897,783

Total Asset-Backed Securities (Cost $5,047,344)		5,097,931

	Shares	Value
SHORT-TERM INVESTMENT - 5.4%

Money Market Fund - 5.4%

BlackRock Liquidity Funds T-Fund Portfolio	20,485,225	$20,485,225

Total Short-Term Investment (Cost $20,485,225)		20,485,225

TOTAL INVESTMENTS - 99.7% (Cost $369,931,557)		374,672,564

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,121,011

NET ASSETS - 100.0%		$375,793,575

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $2,985,000 or 0.8% of net assets as of June 30, 2017, which could be extended at the option of the borrower.

Borrower	Unfunded loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$2,985,000	$3,010,500	$25,500

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,611,545	$17,068,237	$—	$543,308
	Exchange-Traded Funds	4,755,058	4,755,058	—	—
	Corporate Bonds & Notes	251,382,250	—	251,382,250	—
	Senior Loan Notes	75,340,555	—	75,340,555	—
	Asset-Backed Securities	5,097,931	—	5,097,931	—
	Short-Term Investment	20,485,225	20,485,225	—	—
	Unfunded Loan Commitment	3,010,500	—	3,010,500	—

	Total	$377,683,064	$42,308,520	$334,831,236	$543,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.3%

Communications - 0.8%

Intelsat Jackson Holdings SA (Luxembourg) 9.500% due 09/30/22 ~	$4,127,000	$4,952,400
Sprint Corp 7.875% due 09/15/23	3,700,000	4,264,250

		9,216,650

Consumer, Cyclical - 1.1%

Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21	7,000,000	7,507,500
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,250,000	4,653,750
PetSmart Inc 5.875% due 06/01/25 ~	934,000	904,813

		13,066,063

Consumer, Non-Cyclical - 0.7%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	8,118,000	8,841,801

Energy - 0.4%

EP Energy LLC
8.000% due 11/29/24 ~	3,459,000	3,467,647
9.375% due 05/01/20	2,000,000	1,587,500

		5,055,147

Industrial - 1.3%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	14,745,000	15,107,580

Total Corporate Bonds & Notes (Cost $50,584,498)		51,287,241

SENIOR LOAN NOTES - 93.3%

Basic Materials - 2.8%

Allnex USA Inc
Term B-2
4.406% due 09/13/23 §	1,132,092	1,134,923
Term B-3
4.406% due 09/13/23 §	852,907	855,040
Avantor Performance Materials Holdings LLC 5.230% due 03/10/24 §	10,972,500	11,057,076
Huntsman International LLC Term B 4.121% due 04/01/23 §	3,950,150	3,971,109
MacDermid Inc
Term B-5
4.726% due 06/07/20 §	1,314,871	1,324,616
Term B-6
4.226% due 06/07/23 §	3,725,295	3,739,652
PQ Corp Term B 5.476% due 11/04/22 §	10,559,626	10,676,616

		32,759,032

Communications - 11.5%

Altice US Finance I Corp Term B 3.466% due 07/14/25 §	9,500,000	9,507,125
Avaya Inc 8.719% due 01/23/18 §	27,416,881	28,316,512
Term B-7
due 05/29/20 * Ω ¥	6,845,879	5,522,344
CenturyLink Inc Term B 2.750% due 01/31/25 §	11,750,000	11,636,695

	Principal Amount	Value
CSC Holdings LLC Term B 3.459% due 07/17/25 §	$10,082,237	$10,066,488
Cumulus Media Holdings Inc Term B 4.480% due 12/23/20 §	8,343,229	6,747,587
Frontier Communications Corp Term B 4.910% due 06/01/24 §	9,250,000	9,122,812
iHeartCommunications Inc Term D 7.976% due 01/30/19 §	11,495,000	9,425,900
Intelsat Jackson Holdings SA Term B-2 (Luxembourg) 4.000% due 06/30/19 §	10,592,000	10,516,977
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	3,000,000	3,010,626
Sprint Communications Inc Term B 3.750% due 02/02/24 §	9,975,000	9,985,683
Telesat Canada Term B-4 (Canada) 4.300% due 11/17/23 §	7,448,819	7,501,579
Uber Technologies Inc Term B 5.216% due 07/13/23 §	13,827,670	13,844,954

		135,205,282

Consumer, Cyclical - 18.0%

24 Hour Fitness Worldwide Inc Term B 5.046% due 05/30/21 §	2,356,427	2,349,063
BJ’s Wholesale Club Inc (2nd Lien) 8.710% due 01/27/25 §	8,000,000	7,817,504
Caesars Entertainment Resort Properties LLC Term B 4.726% due 10/11/20 §	22,658,822	22,765,047
Caesars Growth Properties Holdings LLC Term B 4.226% due 05/08/21 § ¥	18,378,682	18,470,575
CDS US Intermediate Holdings Inc Term B due 07/08/22 § ¥	1,000,000	1,006,875
CEC Entertainment Inc Term B 4.226% due 02/14/21 §	14,500,576	14,453,000
CityCenter Holdings LLC Term B 3.716% due 04/18/24 §	6,000,000	6,017,142
ClubCorp Club Operations Inc Term B 4.046% due 12/15/22 §	4,758,161	4,796,227
Dollar Tree Inc Term B-2 4.250% due 07/06/22	8,890,000	9,024,683
Federal-Mogul Holdings LLC Term C 4.927% due 04/15/21 §	1,592,633	1,599,104
Gateway Casinos & Entertainment Ltd Term B-1 (Canada) 5.046% due 02/22/23 §	1,750,000	1,767,500
Hawk Merger Sub Inc Term B-1 due 06/29/24 ¥	2,250,000	2,255,625
Hilton Worldwide Finance LLC Term B-2 3.216% due 10/25/23 §	2,992,500	3,004,760
Morsco Inc 8.226% due 10/31/23 §	6,171,875	6,256,738
NEP/NCP Holdco Inc
due 07/21/22 ¥	2,000,000	2,005,834
Term B-2
due 01/22/20 ¥	1,496,144	1,499,884
New Red Finance Inc Term B (Canada) 3.504% due 02/17/24 §	4,220,155	4,219,277
Nexeo Solutions LLC Term B 4.921% due 06/09/23 §	8,415,212	8,500,677
NPC International Inc
4.716% due 04/20/24 §	8,420,734	8,468,101
(2nd Lien)
8.716% due 04/18/25 §	3,500,000	3,552,500
Petco Animal Supplies Inc Term B-1 4.172% due 01/26/23 §	7,670,107	6,931,859
Playa Resorts Holding BV Term B 4.170% due 04/27/24 §	3,000,000	3,007,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Radio Systems Corp Term B 4.726% due 05/02/24 §	$5,500,000	$5,541,250
Rite Aid Corp
(2nd Lien)
5.980% due 08/21/20 § ¥	23,083,930	23,242,632
Term 2 (2nd Lien)
5.105% due 06/21/21 §	500,000	502,812
Seminole Tribe of Florida Inc Term B due 06/23/24 ¥	2,500,000	2,507,812
Spin Holdco Inc Term B 4.966% due 11/14/22 §	9,500,000	9,478,796
SRS Distribution Inc
(2nd Lien)
10.046% due 02/24/23 §	12,943,580	13,259,080
Term B-1
4.297% due 08/25/22 §	7,067,095	7,105,378
Univar USA Inc Term B 3.976% due 07/01/22 §	10,216,237	10,236,455

		211,644,065

Consumer, Non-Cyclical - 12.3%

Air Medical Group Holdings Inc
Term B
4.474% due 04/28/22 §	5,748,909	5,653,333
Term B-1
5.159% due 04/28/22 §	1,975,038	1,969,853
Allied Universal Holdco LLC
(1st Lien)
5.046% due 07/28/22 §	11,074,379	11,113,139
(2nd Lien)
9.672% due 07/28/23 §	5,100,000	5,189,250
Brand Energy & Infrastructure Services Inc 5.475% due 06/21/24 §	15,250,000	15,223,313
Brightview Landscapes LLC (2nd Lien) 7.709% due 12/18/21 §	2,870,922	2,880,491
Camelot Finance LP 4.726% due 10/03/23 §	7,930,125	7,986,294
CHS/Community Health Systems Inc Term H due 01/27/21 ¥	1,460,957	1,460,435
Garda World Security Corp Term B (Canada) 5.226% due 05/03/24 §	8,136,401	8,187,253
Greenrock Finance Inc Term B due 06/05/24 ¥	1,000,000	1,009,183
INC Research Holdings Inc Term B due 06/26/24 ¥	10,500,000	10,529,558
inVentiv Group Holdings Inc Term B 4.952% due 11/30/23 § ¥	8,478,697	8,518,063
Jaguar Holding Co II 4.013% due 08/18/22 §	1,632,469	1,639,950
KAR Auction Services Inc Term B-5 3.813% due 03/09/23 §	777,778	783,120
NVA Holdings Inc
(2nd Lien)
8.296% due 08/14/22 §	1,142,857	1,155,714
Term B-2
4.796% due 08/14/21 §	8,083,315	8,152,783
Patheon Holdings I BV 4.504% due 04/20/24 §	2,750,000	2,759,741
Post Holdings Inc Term B 3.470% due 05/24/24 § ¥	1,500,000	1,503,750
Prime Security Services Borrower LLC 3.974% due 05/02/22 §	9,670,762	9,703,575
Reddy Ice Corp 6.756% due 04/01/19 §	10,578,311	10,501,090
Valeant Pharmaceuticals International Inc Term BF1 (Canada) 5.830% due 04/01/22 § ¥	18,732,526	19,007,013

	Principal Amount	Value
Wellness Merger Sub Inc Term B due 06/29/24 ¥	$2,750,000	$2,742,267
WEX Inc Term B 4.726% due 07/01/23 §	6,682,500	6,719,494

		144,388,662

Energy - 3.3%

Drillships Ocean Ventures Inc Term B (Cyprus) 7.750% due 07/25/21 * § Ω	6,225,000	5,197,875
EP Energy LLC Term B-3 (2nd Lien) 3.952% due 05/24/18 §	180,322	169,503
Fieldwood Energy LLC
8.296% due 08/31/20 §	14,027,321	13,255,818
Term B
4.171% due 09/28/18 §	3,064,998	2,955,170
Peabody Energy Corp 5.726% due 03/31/22 §	4,987,500	4,989,061
Power Buyer LLC
(1st Lien)
4.546% due 05/06/20 §	8,929,735	8,911,134
(2nd Lien)
8.546% due 11/06/20 §	3,142,788	3,095,646

		38,574,207

Financial - 11.6%

AlixPartners LLP Term B 4.296% due 04/04/24 §	10,224,375	10,284,443
Alliant Holdings Intermediate LLC 4.417% due 08/14/22 §	16,165,170	16,216,947
AmWINS Group Inc
(2nd Lien)
7.976% due 01/24/25 §	3,508,475	3,587,415
Term B
4.130% due 01/25/24 §	3,980,000	3,986,221
ASP AMC Merger Sub Inc 4.796% due 04/13/24 §	4,917,199	4,874,174
Capital Automotive LP (2nd Lien) 7.220% due 03/24/25 §	2,500,000	2,539,062
DTZ US Borrower LLC
(2nd Lien)
9.422% due 11/04/22 §	400,425	401,802
Term B
4.447% due 11/04/21 §	10,801,643	10,816,496
HUB International Ltd Term B 4.422% due 10/02/20 §	13,710,675	13,777,172
NAB Holdings LLC Term B due 06/30/24 ¥	2,000,000	2,007,080
NFP Corp Term B 4.796% due 01/08/24 §	11,588,278	11,656,359
TecoStar Holdings Inc 4.922% due 05/01/24 §	2,500,000	2,501,563
UFC Holdings LLC
(2nd Lien)
8.716% due 08/18/24 §	3,500,000	3,578,750
Term B
4.470% due 08/18/23 §	3,473,750	3,487,708
USI Inc Term B 4.180% due 04/06/24 §	9,500,000	9,453,687
VF Holdings Corp 4.546% due 06/17/23 §	19,039,078	19,059,907
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	12,861,254	12,899,439
Werner FinCo LP due 06/23/24 ¥	5,000,000	4,987,500

		136,115,725

Industrial - 20.8%

Accudyne Industries Borrower SCA (Luxembourg) 4.226% due 12/13/19 §	4,792,628	4,762,674
Allflex Holdings III Inc Term B 4.583% due 07/17/20 §	5,895,818	5,938,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Anchor Glass Container Corp
(1st Lien)
4.381% due 12/07/23 §	$995,000	$1,002,587
(2nd Lien)
8.810% due 12/07/24 §	5,830,000	5,953,887
Avolon (US) LLC (Ireland)
Term B-1
3.462% due 09/20/20 §	1,000,000	1,009,107
Term B-2
3.962% due 03/20/22 §	6,000,000	6,060,036
BWay Corp 4.326% due 04/03/24 §	10,000,000	10,003,570
Charter NEX US Inc 4.476% due 05/17/24 §	1,500,000	1,504,376
Clark Equipment Co Term B (South Korea) 3.929% due 05/12/24 §	7,481,250	7,505,796
Columbus McKinnon Corp Term B 4.296% due 01/20/24 §	4,288,590	4,331,476
Crosby US Acquisition Corp
(1st Lien)
4.172% due 11/22/20 §	14,931,708	13,612,746
(2nd Lien)
7.172% due 11/22/21 §	4,249,925	3,580,561
DiversiTech Holdings Inc
4.702% due 06/01/24 §	5,750,000	5,764,375
(2nd Lien)
due 06/01/25 § ¥	3,250,000	3,319,063
EWT Holdings III Corp
5.046% due 01/15/21 §	8,642,724	8,696,741
5.796% due 01/15/21 §	987,500	993,672
Filtration Group Inc Term B due 11/21/20 § ¥	2,000,000	2,005,000
Flex Acquisition Co Inc 4.398% due 12/29/23 §	11,250,000	11,309,062
Forterra Finance LLC 4.226% due 10/25/23 §	3,955,038	3,743,443
Gates Global LLC Term B 4.546% due 03/31/24 §	12,556,304	12,585,083
GYP Holdings III Corp 4.142% due 04/01/23 §	5,647,745	5,691,278
HGIM Corp Term B 5.750% due 06/18/20 §	11,948,430	5,346,923
Jeld-Wen Inc Term B 4.296% due 07/01/22 §	10,207,528	10,309,604
Kloeckner Pentaplast of America Inc Term B (Luxembourg) due 06/29/22 ¥	11,000,000	10,910,625
Power Products LLC
5.656% due 12/20/22	5,486,250	5,520,539
due 12/20/22 ¥	2,250,000	2,264,063
Pregis Holding I Corp Term B 4.796% due 05/20/21 §	972,929	975,969
Proampac PG Borrower LLC
5.193% due 11/18/23 §	15,794,975	16,025,313
(2nd Lien)
9.672% due 10/18/24 §	3,690,000	3,759,187
Quikrete Holdings Inc Term B 3.976% due 11/15/23 §	12,692,484	12,683,676
Reynolds Group Holdings Inc 4.226% due 02/05/23 §	17,437,370	17,494,582
StandardAero Aviation Holdings Inc 4.980% due 07/07/22 §	1,496,193	1,509,846
Transcendia Holdings Inc Term B 5.226% due 05/30/24 §	5,500,000	5,555,000
TransDigm Inc
Term D
4.292% due 06/04/21 §	3,343,168	3,347,347
Term F
4.226% due 06/09/23 §	3,969,925	3,970,544

	Principal Amount	Value
TricorBraun Inc 5.046% due 10/30/23 §	$4,070,455	$4,116,247
USIC Holdings Inc 4.923% due 12/09/23 §	4,477,500	4,498,499
Welbilt Inc Term B 4.226% due 03/03/23 §	4,546,917	4,589,544
Zekelman Industries Inc Term B 4.789% due 06/14/21 §	4,309,330	4,348,834
Zodiac Pool Solutions LLC 5.296% due 12/20/23 §	7,960,050	8,022,242

		244,621,927

Technology - 10.3%

Almonde Inc
(2nd Lien)
8.459% due 06/13/25 §	750,000	765,469
Term B
4.736% due 06/16/24 §	5,750,000	5,758,297
Applied Systems Inc Term B (2nd Lien) 7.796% due 01/23/22 §	3,025,074	3,057,845
Bright Bidco (Netherlands) due 03/17/24 ¥	4,000,000	4,062,500
CCC Information Services Inc
(2nd Lien)
7.976% due 03/31/25 §	11,955,000	12,268,819
Term B
4.230% due 03/31/24 §	7,500,000	7,490,625
Cypress Semiconductor Corp Term B 4.840% due 07/05/21 §	4,812,500	4,866,039
First Data Corp 3.466% due 07/10/22 §	8,000,000	7,997,776
Hyland Software Inc due 07/01/22 ¥	2,750,000	2,769,192
(2nd Lien) due 05/23/25 ¥	500,000	503,490
Kronos Inc
(2nd Lien)
9.420% due 11/01/24 §	14,550,000	15,107,745
Term B
4.560% due 11/01/23 §	8,457,553	8,525,789
Rackspace Hosting Inc Term B due 11/03/23 ¥	3,895,250	3,902,067
Solera LLC Term B 4.476% due 03/03/23 §	20,394,813	20,471,293
Sophia LP Term B 4.546% due 09/30/22 § ¥	6,339,433	6,333,207
Tempo Acquisition LLC Term B 4.060% due 05/01/24 §	16,000,000	16,051,664
TierPoint LLC Term B 4.976% due 05/06/24 §	2,000,000	2,002,500

		121,934,317

Utilities - 2.7%

AES Corp Term B 3.192% due 05/19/22 §	2,244,375	2,241,570
Energy Future Intermediate Holding Co LLC due 06/28/18 ¥	7,500,000	7,515,233
Helix Gen Funding LLC Term B 4.960% due 06/02/24 § ¥	4,311,940	4,348,514
Pike Corp
(2nd Lien)
9.230% due 09/10/24 §	6,731,917	6,807,651
Term B
4.980% due 03/10/24 §	6,982,500	7,067,603
Vistra Operations Co LLC Term B-2 4.467% due 12/14/23 §	3,980,000	3,987,960

		31,968,531

Total Senior Loan Notes (Cost $1,098,730,544)		1,097,211,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 7.0%

Money Market Fund - 7.0%

BlackRock Liquidity Funds T-Fund Portfolio	82,084,051	$82,084,051

Total Short-Term Investment (Cost $82,084,051)		82,084,051

TOTAL INVESTMENTS - 104.6% (Cost $1,231,399,093)		1,230,583,040

OTHER ASSETS & LIABILITIES, NET - (4.6%)		(54,475,375)

NET ASSETS - 100.0%		$1,176,107,665

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $10,720,219 or 0.9% of the Fund’s net assets were in default as of June 30, 2017.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $1,232,955 or 0.1% of net assets as of June 30, 2017, which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
NVA Holdings Inc	$825,000	$818,916	($6,084)
TricorBraun Inc	407,955	413,693	5,738

	$1,232,955	$1,232,609	($346)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$51,287,241	$—	$51,287,241	$—
	Senior Loan Notes	1,097,211,748	—	1,097,211,748	—
	Short-Term Investment	82,084,051	82,084,051	—	—
	Unfunded Loan Commitments	1,232,609	—	1,232,609	—

	Total	$1,231,815,649	$82,084,051	$1,149,731,598	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.9%

Consumer, Cyclical - 0.9%

Modular Space Corp *	21,952	$296,352

Total Common Stocks (Cost $381,841)		296,352

	Principal Amount
CORPORATE BONDS & NOTES - 51.9%

Basic Materials - 3.9%

ArcelorMittal (Luxembourg) 5.750% due 08/05/20	$250,000	270,313
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	150,000	147,000
Constellium NV (Netherlands) 6.625% due 03/01/25 ~	250,000	240,000
Freeport-McMoran Inc 3.100% due 03/15/20	250,000	245,625
Hexion Inc 6.625% due 04/15/20	150,000	137,625
Teck Resources Ltd (Canada) 3.750% due 02/01/23	200,000	195,500
Tronox Finance LLC 6.375% due 08/15/20	125,000	125,625

		1,361,688

Communications - 8.9%

Cablevision Systems Corp 8.625% due 09/15/17	78,000	79,072
CCO Holdings LLC 5.750% due 09/01/23	250,000	261,250
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	274,000	280,165
Charter Communications Operating LLC 4.464% due 07/23/22	250,000	266,630
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	150,000	154,905
DISH DBS Corp 6.750% due 06/01/21	250,000	278,125
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	456,000
Outfront Media Capital LLC 5.250% due 02/15/22	250,000	260,000
Sprint Communications Inc 6.000% due 11/15/22	150,000	159,375
Sprint Corp 7.250% due 09/15/21	400,000	445,500
Townsquare Media Inc 6.500% due 04/01/23 ~	150,000	151,687
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	260,200

		3,052,909

Consumer, Cyclical - 7.5%

AV Homes Inc 6.625% due 05/15/22 ~	200,000	206,500
Beacon Roofing Supply Inc 6.375% due 10/01/23	250,000	270,000
Beazer Homes USA Inc 7.250% due 02/01/23	450,000	473,625
CalAtlantic Group Inc 6.625% due 05/01/20	400,000	444,000
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	125,000	136,875
IHO Verwaltungs GmbH (Germany) 4.500% Cash or 5.250% PIK due 09/15/23 ~	200,000	203,500

	Principal Amount	Value
Landry’s Inc 6.750% due 10/15/24 ~	$150,000	$153,937
MGM Resorts International 6.750% due 10/01/20	250,000	277,600
NCL Corp Ltd 4.625% due 11/15/20 ~	250,000	257,892
The Men’s Wearhouse Inc 7.000% due 07/01/22	175,000	154,000

		2,577,929

Consumer, Non-Cyclical - 7.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	100,000	82,500
CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	342,125
HCA Inc 5.250% due 04/15/25	400,000	431,000
Herc Rentals Inc 7.500% due 06/01/22 ~	230,000	243,800
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	150,000	150,675
MEDNAX Inc 5.250% due 12/01/23 ~	250,000	258,125
Tenet Healthcare Corp 5.000% due 03/01/19	250,000	262,590
THC Escrow Corp III 5.125% due 05/01/25 ~	100,000	100,625
The ADT Corp 6.250% due 10/15/21	300,000	328,125
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	150,000	136,125
5.875% due 05/15/23 ~	50,000	43,125
6.375% due 10/15/20 ~	300,000	292,125

		2,670,940

Energy - 5.3%

Callon Petroleum Co
6.125% due 10/01/24	150,000	153,375
6.125% due 10/01/24 ~	50,000	51,125
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	224,000
Chesapeake Energy Corp 6.125% due 02/15/21	150,000	147,750
Ensco PLC 8.000% due 01/31/24	125,000	118,125
EP Energy LLC 8.000% due 11/29/24 ~	150,000	150,375
Precision Drilling Corp (Canada) 7.750% due 12/15/23 ~	125,000	123,750
Regency Energy Partners LP 6.500% due 07/15/21	150,000	153,750
Sanchez Energy Corp 7.750% due 06/15/21	150,000	136,500
SemGroup Corp 6.375% due 03/15/25 ~	50,000	48,625
SESI LLC 7.125% due 12/15/21	200,000	191,500
Ultra Resources Inc 6.875% due 04/15/22 ~	150,000	149,063
Whiting Petroleum Corp 6.250% due 04/01/23	200,000	184,500

		1,832,438

Financial - 2.4%

Ally Financial Inc 4.250% due 04/15/21	350,000	363,125
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	125,000	119,063

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	$156,000	$141,570
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	206,000

		829,758

Industrial - 12.0%

Apex Tool Group LLC 7.000% due 02/01/21 ~	150,000	140,250
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875 PIK due 09/15/23	200,000	213,980
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	200,000	210,500
Berry Plastics Corp 5.125% due 07/15/23	400,000	418,000
BWAY Holding Co 5.500% due 04/15/24 ~	150,000	153,563
Cloud Crane LLC 10.125% due 08/01/24 ~	125,000	137,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	247,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	165,000	171,909
Louisiana-Pacific Corp 4.875% due 09/15/24	175,000	179,156
Novelis Corp 5.875% due 09/30/26 ~	350,000	361,375
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	250,000	276,094
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	400,000	409,836
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	534,375
Summit Materials LLC 5.125% due 06/01/25 ~	50,000	51,375
TransDigm Inc 5.500% due 10/15/20	250,000	254,063
US Concrete Inc 6.375% due 06/01/24 ~	200,000	212,000
Zekelman Industries Inc 9.875% due 06/15/23 ~	150,000	168,937

		4,140,413

Technology - 2.9%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	250,000	258,750
NXP BV (Netherlands) 4.625% due 06/01/23 ~	200,000	216,250
Quintiles IMS Inc 4.875% due 05/15/23 ~	250,000	257,188
Sensata Technologies BV 5.625% due 11/01/24 ~	250,000	269,062

		1,001,250

Utilities - 1.3%

Calpine Corp 5.750% due 01/15/25	250,000	235,625
Dynegy Inc 6.750% due 11/01/19	150,000	155,438
NRG Energy Inc 7.625% due 01/15/18	67,000	69,345

		460,408

Total Corporate Bonds & Notes (Cost $17,559,971)		17,927,733

SENIOR LOAN NOTES - 42.6%

Consumer, Cyclical - 16.7%

Caesars Entertainment Resort Properties LLC Term B 4.726% due 10/11/20 §	241,250	242,381
Caesars Growth Properties Holdings LLC Term B 4.226% due 05/08/21 §	498,750	501,244

	Principal Amount	Value
CEC Entertainment Inc Term B 4.226% due 02/14/21 §	$483,750	$482,163
ClubCorp Club Operations Inc Term B 4.046% due 12/15/22 §	361,205	364,094
Dollar Tree Inc Term B-2 4.250% due 07/06/22	625,000	634,469
Neiman Marcus Group Ltd LLC 4.339% due 10/25/20 §	482,541	365,223
New Red Finance Inc Term B (Canada) 3.504% due 02/17/24 §	372,044	371,967
Nexeo Solutions LLC Term B 4.921% due 06/09/23 §	247,506	250,020
Petco Animal Supplies Inc Term B-1 4.172% due 01/26/23 §	740,625	669,340
PetSmart Inc Term B 4.220% due 03/10/22 §	735,000	684,411
Rite Aid Corp (2nd Lien) 5.980% due 08/21/20 §	750,000	755,156
SRS Distribution Inc (2nd Lien) 10.046% due 02/24/23 §	448,630	459,565

		5,780,033

Consumer, Non-Cyclical - 8.6%

Albertson’s LLC
Term B-4
4.293% due 08/25/21 §	391,151	392,253
Term B-6
4.251% due 06/22/23 §	172,806	173,589
Brightview Landscapes LLC (2nd Lien) 7.709% due 12/18/21 §	140,426	140,893
CHS/Community Health Systems Inc
Term G
3.960% due 12/31/19 §	31,219	31,212
Term H
4.151% due 01/27/21 §	55,948	55,928
Jaguar Holding Co II 4.013% due 08/18/22 §	588,000	590,695
MPH Acquisition Holdings LLC Term B 4.296% due 06/07/23 §	363,689	364,939
Reddy Ice Corp 6.756% due 04/01/19 §	481,768	478,251
US Foods Inc Term B 3.980% due 06/27/23 §	735,694	739,530

		2,967,290

Financial - 2.8%

HUB International Ltd Term B 4.422% due 10/02/20 §	240,666	241,833
VF Holdings Corp 4.546% due 06/17/23 §	496,250	496,793
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	241,179	241,895

		980,521

Industrial - 8.0%

Accudyne Industries Borrower SCA (Luxembourg) 4.226% due 12/13/19 §	337,434	335,325
Avolon (US) LLC Term B-2 (Ireland) 3.962% due 03/20/22 §	500,000	505,003
Crosby US Acquisition Corp 4.172% due 11/22/20 §	483,709	440,982
EWT Holdings III Corp 5.046% due 01/15/21 §	289,500	291,309
Gates Global LLC Term B 4.546% due 03/31/24 §	172,297	172,692
Ply Gem Industries Inc Term B 4.296% due 01/30/21 §	297,703	299,750
RBS Global Inc Term B 3.971% due 08/21/23 §	204,916	205,249
Waste Industries USA Inc Term B 4.046% due 02/27/20 §	492,443	495,213

		2,745,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Technology - 3.6%

Applied Systems Inc Term B 4.546% due 01/23/21 §	$330,532	$332,873
First Data Corp 3.466% due 07/10/22 §	458,096	457,969
Kronos Inc (2nd Lien) 9.420% due 11/01/24 §	250,000	259,583
Microsemi Corp Term B 4.299% due 01/15/23 §	184,262	184,972

		1,235,397

Utilities - 2.9%

AES Corp Term B 3.192% due 05/19/22 §	498,750	498,127
Vistra Operations Co LLC
Term B
3.976% due 12/14/23 §	405,107	401,714
Term C
3.795% due 12/14/23 §	92,857	92,079

		991,920

Total Senior Loan Notes (Cost $14,988,122)		14,700,684

	Shares	Value
SHORT-TERM INVESTMENT - 4.7%

Money Market Fund - 4.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,605,331	$1,605,331

Total Short-Term Investment (Cost $1,605,331)		1,605,331

TOTAL INVESTMENTS - 100.1% (Cost $34,535,265)		34,530,100

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(18,728)

NET ASSETS - 100.0%		$34,511,372

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$296,352	$—	$—	$296,352
	Corporate Bonds & Notes	17,927,733	—	17,927,733	—
	Senior Loan Notes	14,700,684	—	14,700,684	—
	Short-Term Investment	1,605,331	1,605,331	—	—

	Total	$34,530,100	$1,605,331	$32,628,417	$296,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.9%

Consumer, Cyclical - 1.7%

Cedar Fair LP	1,300	$93,730
Ford Motor Co	5,000	55,950
Las Vegas Sands Corp	1,315	84,015
Lennar Corp ‘A’	950	50,654
Modular Space Corp *	7,317	98,780
Six Flags Entertainment Corp	755	45,006

		428,135

Financial - 0.7%

Bank of America Corp	4,245	102,984
The PNC Financial Services Group Inc	235	29,344
Wells Fargo & Co	750	41,557

		173,885

Industrial - 0.5%

Allegion PLC	1,340	108,701
Xylem Inc	631	34,976

		143,677

Total Common Stocks (Cost $648,320)		745,697

CLOSED-END MUTUAL FUNDS - 1.1%

First Trust Senior Floating Rate Income Fund II *	8,132	108,237
Invesco Senior Income Trust *	14,023	63,945
Voya Prime Rate Trust *	20,481	110,188

Total Closed-End Mutual Funds (Cost $275,294)		282,370

	Principal Amount
CORPORATE BONDS & NOTES - 89.7%

Basic Materials - 6.4%

Anglo American Capital PLC (United Kingdom) 4.750% due 04/10/27 ~	$200,000	205,960
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	175,000	197,094
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	125,000	122,500
Blue Cube Spinco Inc 9.750% due 10/15/23	125,000	151,875
Constellium NV (Netherlands) 6.625% due 03/01/25 ~	250,000	240,000
Freeport-McMoRan Inc 3.550% due 03/01/22	150,000	141,327
6.875% due 02/15/23	125,000	132,500
Hexion Inc 6.625% due 04/15/20	75,000	68,812
10.375% due 02/01/22 ~	50,000	49,750
Teck Resources Ltd (Canada) 3.750% due 02/01/23	200,000	195,500
Tronox Finance LLC 6.375% due 08/15/20	128,000	128,640

		1,633,958

Communications - 14.3%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	139,062
CCO Holdings LLC 5.375% due 05/01/25 ~	250,000	266,875
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	124,000	128,055
7.625% due 03/15/20	100,000	99,875

	Principal Amount	Value
CSC Holdings LLC 6.625% due 10/15/25 ~	$300,000	$330,780
DISH DBS Corp 5.125% due 05/01/20	50,000	52,312
5.875% due 11/15/24	125,000	133,840
Frontier Communications Corp 10.500% due 09/15/22	75,000	71,719
iHeartCommunications Inc 11.250% due 03/01/21	25,000	18,969
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	100,000	95,000
8.000% due 02/15/24 ~	75,000	81,000
Lamar Media Corp 5.750% due 02/01/26	175,000	189,219
Level 3 Financing Inc 5.250% due 03/15/26	175,000	182,019
Outfront Media Capital LLC 5.875% due 03/15/25	225,000	236,531
SFR Group SA (France) 7.375% due 05/01/26 ~	200,000	217,750
Sprint Corp
7.250% due 09/15/21	275,000	306,281
7.625% due 02/15/25	250,000	288,437
T-Mobile USA Inc
6.000% due 04/15/24	100,000	107,250
6.375% due 03/01/25	100,000	108,375
6.625% due 04/01/23	275,000	291,692
Townsquare Media Inc 6.500% due 04/01/23 ~	125,000	126,406
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	210,000

		3,681,447

Consumer, Cyclical - 18.2%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	165,073	172,286
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	75,000	73,312
6.500% due 04/01/27 ~	75,000	73,125
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	150,000	159,000
AV Homes Inc 6.625% due 05/15/22 ~	175,000	180,687
Beazer Homes USA Inc
6.750% due 03/15/25 ~	25,000	26,125
7.250% due 02/01/23	175,000	184,187
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	175,000	180,687
11.000% due 10/01/21	75,000	80,437
CalAtlantic Group Inc
5.375% due 10/01/22	100,000	108,125
6.625% due 05/01/20	75,000	83,250
Carrols Restaurant Group Inc 8.000% due 05/01/22	125,000	133,594
CCM Merger Inc 6.000% due 03/15/22 ~	125,000	128,437
CEC Entertainment Inc 8.000% due 02/15/22	225,000	235,687
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	175,000	191,625
Dollar Tree Inc 5.750% due 03/01/23	150,000	158,812
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	150,000	156,375
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	200,000	218,750
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	202,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	$125,000	$130,937
10.250% due 11/15/22 ~	75,000	82,477
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	125,000	135,937
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	200,000	208,750
Landry’s Inc 6.750% due 10/15/24 ~	125,000	128,281
Lennar Corp
4.750% due 05/30/25	50,000	52,437
4.875% due 12/15/23	200,000	213,375
Party City Holdings Inc 6.125% due 08/15/23 ~	125,000	130,000
PetSmart Inc 7.125% due 03/15/23 ~	165,000	147,262
Scientific Games International Inc
7.000% due 01/01/22 ~	80,000	85,400
10.000% due 12/01/22	100,000	110,000
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	75,000	75,646
The Men’s Wearhouse Inc 7.000% due 07/01/22	150,000	132,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	61,154	63,524
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	188,907	199,297
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	21,285	21,776

		4,664,350

Consumer, Non-Cyclical - 14.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	550,000	453,750
Albertson’s LLC
5.750% due 03/15/25 ~	75,000	69,937
6.625% due 06/15/24 ~	25,000	24,875
CHS/Community Health Systems Inc
6.250% due 03/31/23	75,000	77,707
6.875% due 02/01/22	150,000	131,625
8.000% due 11/15/19	75,000	75,656
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	135,000	139,219
First Quality Finance Co 5.000% due 07/01/25 ~	25,000	25,562
HCA Inc 5.250% due 04/15/25	325,000	350,187
Herc Rentals Inc 7.500% due 06/01/22 ~	161,000	170,660
IHS Markit Ltd 5.000% due 11/01/22 ~	175,000	189,765
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	95,062
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	275,000	261,882
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	50,000	50,225
MEDNAX Inc 5.250% due 12/01/23 ~	200,000	206,500
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	50,000	54,458
Tenet Healthcare Corp
5.000% due 03/01/19	25,000	26,259
6.750% due 06/15/23	250,000	250,625
7.500% due 01/01/22 ~	25,000	27,182
THC Escrow Corp III 5.125% due 05/01/25 ~	75,000	75,469
The ADT Corp 6.250% due 10/15/21	150,000	164,062

	Principal Amount	Value
TMS International Corp 7.625% due 10/15/21 ~	$125,000	$127,188
United Rentals North America Inc 4.625% due 07/15/23	75,000	78,150
5.500% due 05/15/27	75,000	77,438
Valeant Pharmaceuticals International Inc 5.875% due 05/15/23 ~	50,000	43,125
6.375% due 10/15/20 ~	200,000	194,750
7.250% due 07/15/22 ~	50,000	47,250
7.500% due 07/15/21 ~	250,000	243,125

		3,731,693

Energy - 13.2%

Callon Petroleum Co 6.125% due 10/01/24	125,000	127,813
6.125% due 10/01/24 ~	50,000	51,125
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	25,000	25,656
5.875% due 03/31/25	75,000	80,250
Chesapeake Energy Corp 6.125% due 02/15/21	50,000	49,250
8.000% due 12/15/22 ~	46,000	48,818
8.000% due 06/15/27 ~	25,000	24,594
Energy Transfer Equity LP 5.875% due 01/15/24	125,000	133,125
Ensco PLC 5.750% due 10/01/44	50,000	33,250
8.000% due 01/31/24	50,000	47,250
EP Energy LLC 7.750% due 09/01/22	175,000	104,125
8.000% due 11/29/24 ~	25,000	25,063
8.000% due 02/15/25 ~	100,000	75,000
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	100,000	77,813
6.500% due 01/15/25 ~	25,000	22,844
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	50,000	39,716
NuStar Logistics LP 5.625% due 04/28/27	75,000	78,938
Parsley Energy LLC 5.375% due 01/15/25 ~	125,000	126,563
PDC Energy Inc 6.125% due 09/15/24 ~	150,000	153,000
Precision Drilling Corp (Canada) 6.625% due 11/15/20	44,843	44,171
7.750% due 12/15/23 ~	75,000	74,250
QEP Resources Inc 6.875% due 03/01/21	150,000	156,375
Range Resources Corp 5.875% due 07/01/22 ~	160,000	163,200
Rice Energy Inc 7.250% due 05/01/23	100,000	108,250
Sanchez Energy Corp 7.750% due 06/15/21	150,000	136,500
SemGroup Corp 5.625% due 11/15/23	100,000	95,500
6.375% due 03/15/25 ~	75,000	72,938
SESI LLC 7.125% due 12/15/21	100,000	95,750
Summit Midstream Holdings LLC 5.500% due 08/15/22	150,000	150,563
5.750% due 04/15/25	25,000	25,250
Targa Resources Partners LP 5.125% due 02/01/25 ~	100,000	103,375
5.375% due 02/01/27 ~	50,000	52,000
6.750% due 03/15/24	50,000	54,000
Tesoro Logistics LP 5.250% due 01/15/25	150,000	158,063
Transocean Inc 7.500% due 04/15/31	65,000	52,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Ultra Resources Inc 6.875% due 04/15/22 ~	$100,000	$99,375
7.125% due 04/15/25 ~	25,000	24,688
Weatherford International Ltd 8.250% due 06/15/23	100,000	100,250
Whiting Petroleum Corp 6.250% due 04/01/23	150,000	138,375
WPX Energy Inc 6.000% due 01/15/22	150,000	149,250

		3,378,641

Financial - 6.1%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	65,390	68,660
Ally Financial Inc 5.750% due 11/20/25	350,000	369,688
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	125,000	119,063
Intelsat Connect Finance (Luxembourg) 12.500% due 04/01/22 ~	39,000	35,393
Jefferies Finance LLC 7.375% due 04/01/20 ~	375,000	386,250
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	175,000	191,625
Springleaf Finance Corp 8.250% due 12/15/20	175,000	196,875
Tempo Acquisition LLC 6.750% due 06/01/25 ~	50,000	51,250
The Howard Hughes Corp 5.375% due 03/15/25 ~	150,000	153,750

		1,572,554

Industrial - 11.1%

Accudyne Industries LLC (Luxembourg) 7.750% due 12/15/20 ~	100,000	100,500
Allegion US Holding Co Inc 5.750% due 10/01/21	50,000	52,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	125,000	116,875
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	213,980
BWAY Holding Co 5.500% due 04/15/24 ~	125,000	127,969
Cloud Crane LLC 10.125% due 08/01/24 ~	150,000	165,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	141,000	139,590
CPG Merger Sub LLC 8.000% due 10/01/21 ~	125,000	130,938
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	135,000	140,653
Louisiana-Pacific Corp 4.875% due 09/15/24	250,000	255,938
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	125,000	136,094
Novelis Corp 5.875% due 09/30/26 ~	25,000	25,813
6.250% due 08/15/24 ~	175,000	184,188
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	75,000	78,680
5.500% due 02/15/24 ~	50,000	52,350
Sealed Air Corp 5.125% due 12/01/24 ~	25,000	26,938
5.500% due 09/15/25 ~	75,000	82,125
Summit Materials LLC 5.125% due 06/01/25 ~	50,000	51,375
TransDigm Inc 6.500% due 07/15/24	250,000	258,750

	Principal Amount	Value
US Concrete Inc 6.375% due 06/01/24	$125,000	$132,500
6.375% due 06/01/24 ~	50,000	53,000
Welbilt Inc 9.500% due 02/15/24	165,000	192,225
Zekelman Industries Inc 9.875% due 06/15/23 ~	125,000	140,781

		2,858,262

Technology - 3.8%

Dell International LLC 5.875% due 06/15/21 ~	125,000	131,250
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	275,000	284,625
Microsemi Corp 9.125% due 04/15/23 ~	79,000	90,653
Nuance Communications Inc 5.625% due 12/15/26 ~	100,000	107,250
Quintiles IMS Inc 4.875% due 05/15/23 ~	125,000	128,594
Sensata Technologies BV 5.625% due 11/01/24 ~	225,000	242,156

		984,528

Utilities - 2.1%

Calpine Corp 5.875% due 01/15/24 ~	200,000	207,000
Dynegy Inc 7.625% due 11/01/24	100,000	97,500
NRG Energy Inc 7.250% due 05/15/26	125,000	130,000
Talen Energy Supply LLC 6.500% due 06/01/25	150,000	106,125

		540,625

Total Corporate Bonds & Notes (Cost $22,525,091)		23,046,058

	Shares
SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds T-Fund Portfolio	967,193	967,193

Total Short-Term Investment (Cost $967,193)		967,193

TOTAL INVESTMENTS - 97.5% (Cost $24,415,898)		25,041,318

OTHER ASSETS & LIABILITIES, NET - 2.5%		653,299

NET ASSETS - 100.0%		$25,694,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Swap agreement outstanding as of June 30, 2017 was as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	MSC	12/20/17	$1,000,000	$30,557	$—	$30,557

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$745,697	$646,917	$—	$98,780
	Closed-End Mutual Funds	282,370	282,370	—	—
	Corporate Bonds & Notes	23,046,058	—	23,046,058	—
	Short-Term Investment	967,193	967,193	—	—
	Derivatives:
	Interest Rate Contracts
	Swaps	30,557	—	30,557	—

	Total	$25,071,875	$1,896,480	$23,076,615	$98,780

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.7%

Financial - 1.6%

International Lease Finance Corp 7.125% due 09/01/18 ~	$100,000	$105,867
The Goldman Sachs Group Inc 2.446% due 09/15/20 §	100,000	101,763

		207,630

Technology - 0.1%

Hewlett Packard Enterprise Co 2.450% due 10/05/17	11,000	11,030

Total Corporate Bonds & Notes (Cost $210,572)		218,660

MORTGAGE-BACKED SECURITIES - 9.2%

Collateralized Mortgage Obligations - Residential - 5.2%

Banc of America Mortgage Trust 3.182% due 07/25/35 §	57,737	53,820
Countrywide Home Loan Mortgage Pass-Through Trust 3.471% due 01/19/34 §	20,781	20,581
Fannie Mae
1.566% due 07/25/37 §	49,449	49,660
1.596% due 07/25/37 §	52,447	52,739
1.656% due 05/25/36 §	28,627	28,652
1.661% due 02/25/37 §	11,798	11,793
1.896% due 02/25/41 §	128,624	130,360
First Horizon Mortgage Pass-Through Trust 3.397% due 06/25/35 §	28,991	28,806
GSR Mortgage Loan Trust 3.109% due 09/25/35 §	21,799	22,213
JP Morgan Mortgage Trust 3.478% due 06/25/35 §	57,845	57,512
Merrill Lynch Mortgage Investors Trust 3.076% due 12/25/34 §	73,412	73,800
Residential Accredit Loans Inc Trust 1.396% due 06/25/46 §	102,674	45,290
Structured Adjustable Rate Mortgage Loan Trust 1.466% due 02/25/35 §	22,138	19,323
Structured Asset Mortgage Investments II Trust 1.426% due 05/25/36 §	83,871	66,250

		660,799

Fannie Mae - 4.0%

3.000% due 08/01/47	500,000	498,476

Total Mortgage-Backed Securities (Cost $1,183,540)		1,159,275

ASSET-BACKED SECURITIES - 0.0%

Freddie Mac Structured Pass-Through Securities 1.496% due 09/25/31 §	1,184	1,170

Total Asset-Backed Securities (Cost $1,184)		1,170

U.S. TREASURY OBLIGATIONS - 118.4%

U.S. Treasury Bonds - 1.0%

3.000% due 02/15/47	60,000	62,013
3.000% due 05/15/47	60,000	62,040

		124,053

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 112.3%

0.125% due 04/15/18 ^	$10,578	$10,544
0.125% due 04/15/19 ^	1,231,389	1,232,385
0.125% due 04/15/20 ^	313,251	313,815
0.125% due 04/15/21 ^	794,424	793,454
0.125% due 04/15/22 ^	402,184	400,384
0.125% due 07/15/22 ^	244,564	244,358
0.125% due 01/15/23 ^	1,589,040	1,575,128
0.125% due 07/15/24 ^	350,135	344,049
0.125% due 07/15/26 ^	40,805	39,376
0.250% due 01/15/25 ^	676,209	664,427
0.375% due 07/15/23 ^	924,642	931,050
0.375% due 07/15/25 ^	773,340	767,818
0.375% due 01/15/27 ^	101,227	99,460
0.625% due 07/15/21 ^	390,571	400,448
0.625% due 01/15/24 ^	188,635	191,387
0.625% due 01/15/26 ^	432,218	435,147
0.750% due 02/15/42 ^	108,215	103,142
0.750% due 02/15/45 ^	114,224	107,323
0.875% due 02/15/47 ^	101,297	98,408
1.000% due 02/15/46 ^	439,628	439,735
1.250% due 07/15/20 ^	526,978	549,450
1.375% due 02/15/44 ^	493,119	537,172
1.750% due 01/15/28 ^	455,208	507,728
2.000% due 01/15/26 ^	12,320	13,813
2.125% due 02/15/40 ^	11,313	14,089
2.125% due 02/15/41 ^	111,659	139,694
2.375% due 01/15/25 ^	363,224	413,928
2.375% due 01/15/27 ^	97,002	113,097
2.500% due 01/15/29 ^	1,503,361	1,809,073
3.625% due 04/15/28 ^	272,129	355,771
3.875% due 04/15/29 ^	416,480	565,929

		14,211,582

U.S. Treasury Notes - 5.1%

1.750% due 11/30/21	440,000	438,883
1.875% due 02/28/22	200,000	200,246

		639,129

Total U.S. Treasury Obligations (Cost $15,180,069)		14,974,764

FOREIGN GOVERNMENT BONDS & NOTES - 6.9%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	122,575
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 693,000	40,923
Mexico Cetes (Mexico) 6.900% due 01/04/18	9,800,000	52,026
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 200,000	149,810
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 111,625	168,273
0.125% due 03/22/26 ^ ~	104,787	161,257
0.125% due 03/22/44 ^ ~	30,138	60,690
0.125% due 03/22/46 ^ ~	31,491	65,241
0.125% due 11/22/65 ^ ~	19,742	56,901

Total Foreign Government Bonds & Notes (Cost $878,262)		877,696

PURCHASED OPTIONS - 0.2%
(See Note (e) in Notes to Schedule of Investments) (Cost $27,587)		22,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.9%

Foreign Government Issue - 0.8%

Argentina Treasury Bill (Argentina) 2.678% due 12/15/17	$100,000	$98,791

	Shares
Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	197,671	197,671

	Principal Amount
U. S. Government Agency Issue - 1.6%

Federal Home Loan Bank 0.956% due 08/11/17	$200,000	199,781

Total Short-Term Investments (Cost $496,009)		496,243

TOTAL INVESTMENTS - 140.3% (Cost $17,977,223)		17,749,990

OTHER ASSETS & LIABILITIES, NET - (40.3%)		(5,097,969)

NET ASSETS - 100.0%		$12,652,021

Notes to Schedule of Investments

(a)	As of June 30, 2017, $191,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2017 was $4,176,607 at a weighted average interest rate of 0.720%.

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (09/17)	1	($95)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/17)	6	3,627
U.S. Treasury 30-Year Bonds (09/17)	2	(3,331)

		296

Total Futures Contracts		$201

(d)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	189,720	USD	11,383	09/17	JPM	($417)
BRL	205,636	USD	63,345	07/17	DUB	(1,343)
BRL	40,332	USD	12,140	07/17	GSC	20
BRL	109,849	USD	32,900	08/17	DUB	17
EUR	112,000	USD	127,445	07/17	BRC	511
GBP	34,000	USD	43,474	07/17	GSC	817
GBP	24,000	USD	31,099	07/17	JPM	165
GBP	421,000	USD	546,669	07/17	RBC	1,758
GBP	11,000	USD	14,035	07/17	SCB	294
GBP	19,000	USD	24,697	08/17	GSC	77
INR	2,152,434	USD	33,084	07/17	JPM	126
NZD	216,000	USD	158,239	07/17	JPM	31
RUB	1,846,980	USD	31,237	09/17	BRC	(452)
USD	58,430	AUD	79,000	07/17	DUB	(2,285)
USD	33,097	BRL	109,849	07/17	DUB	(24)
USD	29,000	BRL	95,787	07/17	DUB	119
USD	12,192	BRL	40,332	07/17	GSC	31
USD	125,989	EUR	112,000	07/17	JPM	(1,966)
USD	127,632	EUR	112,000	08/17	BRC	(518)
USD	627,112	GBP	490,000	07/17	JPM	(11,199)
USD	547,152	GBP	421,000	08/17	RBC	(1,783)
USD	8,449	MXN	163,215	08/17	GSC	(487)
USD	32,664	MXN	606,000	08/17	RBC	(514)
USD	47,857	MXN	980,000	01/18	GSC	(4,606)
USD	152,941	NZD	216,000	07/17	GSC	(5,329)
USD	158,164	NZD	216,000	08/17	JPM	(25)
USD	30,901	RUB	1,811,200	10/17	GSC	881

Total Forward Foreign Currency Contracts						($26,101)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(e)	Purchased options outstanding as of June 30, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$100,000	$10,035	$2,237

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	100,000	10,035	11,089
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	200,000	2,280	2,951
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	400,000	4,640	5,417

							16,955	19,457

Total Interest Rate Swaptions							$26,990	$21,694

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Eurodollar (03/18)	$98.25	3/19/18	CME	6	$597	$488

Total Purchased Options					$27,587	$22,182

(f)	Transactions in written options for the three-month period ended June 30, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2017	15	5,800,000	$59,961
Call Options Written	9	—	1,632
Put Options Written	3	—	902
Call Options Expired	(4)	—	(2,963)
Put Options Expired	(11)	(500,000)	(10,545)

Outstanding, June 30, 2017	12	5,300,000	$48,987

(g)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	$700,000	$7,910	($1,743)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(13)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(15)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,823	(917)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(105)

						$44,713	($2,793)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	11/07/17	RBS	$100,000	$870	($38)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	11/07/17	RBS	100,000	870	(867)

Total Interest Rate Swaptions							$1,740	($905)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. 10-Year Treasury Note (08/17)	$127.50	07/21/17	CME	2	$434	($94)
Call - U.S. 10-Year Treasury Note (09/17)	127.50	08/25/17	CME	1	514	(203)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	6	684	(225)

					1,632	(522)

Put - U.S. 10-Year Treasury Note (08/17)	126.00	07/21/17	CME	2	466	(1,531)
Put - U.S. 10-Year Treasury Note (09/17)	124.50	08/25/17	CME	1	436	(453)

					902	(1,984)

Total Options on Futures					$2,534	($2,506)

Total Written Options					$48,987	($6,204)

(h)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	1.000%	06/20/21	DUB	1.040%	$100,000	($120)	($2,427)	$2,307

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 27 5Y	1.000%	06/20/22	ICE	EUR 40,000	($969)	($666)	($303)
CDX HY 28 5Y	5.000%	06/20/22	ICE	$10,000	(690)	(737)	47

					($1,659)	($1,403)	($256)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	0.500%	01/17/47	DUB	$60,000	($27)	($1,864)	$1,837
CMBX NA AAA 7	0.500%	01/17/47	MSC	40,000	(18)	(1,242)	1,224

					($45)	($3,106)	$3,061

Total Credit Default Swaps					($1,824)	($6,936)	$5,112

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	LCH	0.580%	10/15/17	EUR 100,000	$187	($349)	$536
U.S. CPI Urban Consumers NSA	LCH	1.710%	04/27/18	$100,000	(456)	—	(456)
3-Month USD-LIBOR	CME	1.250%	06/15/18	200,000	(348)	934	(1,282)
U.S. CPI Urban Consumers NSA	LCH	2.027%	11/23/20	100,000	(601)	—	(601)
U.S. CPI Urban Consumers NSA	LCH	2.021%	11/25/20	100,000	(584)	—	(584)
Eurostat Eurozone HICP Ex Tobacco	LCH	0.806%	04/15/21	EUR 300,000	7,038	3,458	3,580
Eurostat Eurozone HICP Ex Tobacco	LCH	1.165%	12/15/21	50,000	89	42	47
3-Month USD-LIBOR	CME	2.678%	10/25/23	$200,000	4,216	—	4,216
3-Month USD-LIBOR	CME	2.500%	12/19/23	120,000	1,386	(305)	1,691
28-Day MXN TIIE	CME	7.200%	06/05/24	MXN 500,000	360	5	355
28-Day MXN TIIE	CME	8.035%	12/17/26	500,000	1,757	(53)	1,810
28-Day MXN TIIE	CME	7.733%	02/25/27	400,000	899	581	318
Eurostat Eurozone HICP Ex Tobacco	LCH	1.360%	06/15/27	EUR 30,000	71	—	71

					$14,014	$4,313	$9,701

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	MSC	2.058%	05/12/25	$700,000	$10,238	$—	$10,238
U.S. CPI Urban Consumers NSA	MSC	1.788%	07/18/26	100,000	(2,397)	—	(2,397)
U.S. CPI Urban Consumers NSA	MSC	1.805%	09/20/26	10,000	(218)	—	(218)

					7,623	—	7,623

	Exchange
U.S. CPI Urban Consumers NSA	LCH	1.935%	04/27/19	100,000	711	—	711
3-Month USD-LIBOR	CME	1.250%	06/21/19	1,000,000	6,926	5,944	982
3-Month USD-LIBOR	CME	2.400%	03/16/26	130,000	882	—	882
3-Month USD-LIBOR	CME	2.300%	04/21/26	300,000	3,495	—	3,495
3-Month USD-LIBOR	CME	1.850%	07/27/26	50,000	1,627	—	1,627
3-Month USD-LIBOR	CME	2.000%	07/27/26	500,000	12,971	5,823	7,148
U.S. CPI Urban Consumers NSA	LCH	1.800%	09/12/26	100,000	(2,038)	(1,009)	(1,029)
U.S. CPI Urban Consumers NSA	LCH	1.780%	09/15/26	100,000	(2,260)	(4,854)	2,594
Eurostat Eurozone HICP Ex Tobacco	LCH	1.385%	12/15/26	EUR 200,000	390	643	(253)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	$340,000	14,646	(2,170)	16,816
France CPI Ex Tobacco	LCH	1.438%	06/15/27	EUR 30,000	(52)	—	(52)
6-Month GBP-LIBOR	LCH	1.500%	09/20/27	GBP 520,000	(8,075)	(8,232)	157
GBP Retail Price	LCH	3.190%	04/15/30	300,000	(6,879)	(16,852)	9,973
GBP Retail Price	LCH	3.400%	06/15/30	200,000	3,224	2,397	827
GBP Retail Price	LCH	3.530%	10/15/31	60,000	645	568	77
6-Month GBP-LIBOR	CME	2.000%	09/16/45	20,000	(2,238)	(3,196)	958
3-Month USD-LIBOR	CME	2.250%	12/21/46	$190,000	13,228	1,900	11,328
6-Month GBP-LIBOR	LCH	1.750%	03/21/48	GBP 130,000	(4,842)	(7,001)	2,159
3-Month USD-LIBOR	CME	2.948%	10/19/48	$30,000	(2,045)	—	(2,045)
3-Month USD-LIBOR	CME	2.969%	10/25/48	50,000	(3,627)	—	(3,627)
3-Month USD-LIBOR	CME	2.750%	12/19/48	30,000	(739)	508	(1,247)

					25,950	(25,531)	51,481

Total Interest Rate Swaps – Receive Floating Rate					$33,573	($25,531)	$59,104

Total Interest Rate Swaps					$47,587	($21,218)	$68,805

Total Swap Agreements					$45,763	($28,154)	$73,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$218,660	$—	$218,660	$—
	Mortgage-Backed Securities	1,159,275	—	1,159,275	—
	Asset-Backed Securities	1,170	—	1,170	—
	U.S. Treasury Obligations	14,974,764	—	14,974,764	—
	Foreign Government Bonds & Notes	877,696	—	877,696	—
	Short-Term Investments	496,243	197,671	298,572	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,847	—	4,847	—
	Interest Rate Contracts
	Futures	3,627	3,627	—	—
	Purchased Options	22,182	—	22,182	—
	Swaps	84,986	—	84,986	—

	Total Interest Rate Contracts	110,795	3,627	107,168	—

	Total Assets - Derivatives	115,642	3,627	112,015	—

	Total Assets	17,843,450	201,298	17,642,152	—

Liabilities	Sale-buyback Financing Transactions	(4,795,790)	—	(4,795,790)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,824)	—	(1,824)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(30,948)	—	(30,948)	—
	Interest Rate Contracts
	Futures	(3,426)	(3,426)	—	—
	Written Options	(6,204)	—	(6,204)	—
	Swaps	(37,399)	—	(37,399)	—

	Total Interest Rate Contracts	(47,029)	(3,426)	(43,603)	—

	Total Liabilities - Derivatives	(79,801)	(3,426)	(76,375)	—

	Total Liabilities	(4,875,591)	(3,426)	(4,872,165)	—

	Total	$12,967,859	$197,872	$12,769,987	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 32.2%

Basic Materials - 1.1%

Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	$240,000	$241,800
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	180,000	202,725
Barrick Gold Corp (Canada)
4.100% due 05/01/23	394,000	426,759
5.250% due 04/01/42	30,000	34,258
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	170,000	202,251
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	24,000	24,501
5.000% due 09/30/43	230,000	267,133
6.750% due 10/19/75 § ~	770,000	881,719
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	370,000	375,920
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	130,000	148,687
Freeport-McMoRan Inc
3.550% due 03/01/22	190,000	179,014
6.875% due 02/15/23	310,000	328,600
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	700,000	701,102
Glencore Funding LLC (Switzerland)
4.000% due 03/27/27 ~	640,000	631,017
4.125% due 05/30/23 ~	50,000	51,371
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	608,100
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	202,250
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	106,083
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	970,547
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	820,000	883,550
Westlake Chemical Corp
4.625% due 02/15/21	110,000	114,400
4.875% due 05/15/23	70,000	73,237

		7,655,024

Communications - 2.7%

21st Century Fox America Inc 6.200% due 12/15/34	100,000	123,596
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	363,869
6.625% due 02/15/23 ~	$200,000	212,688
Altice Luxembourg SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	999,315
Amazon.com Inc 4.950% due 12/05/44	$280,000	331,747
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	430,206
AT&T Inc
1.954% due 01/15/20 §	500,000	502,777
3.000% due 02/15/22	80,000	80,434
3.400% due 05/15/25	170,000	167,426
4.250% due 03/01/27	90,000	93,230
4.350% due 06/15/45	840,000	783,744
5.500% due 02/01/18	350,000	357,574
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	830,000	831,442
British Telecommunications PLC (United Kingdom) 9.125% due 12/15/30	60,000	91,443
CCO Holdings LLC 5.125% due 05/01/27 ~	140,000	143,500

	Principal Amount	Value
Charter Communications Operating LLC
3.579% due 07/23/20	$2,000,000	$2,068,044
4.464% due 07/23/22	600,000	639,911
6.384% due 10/23/35	50,000	59,493
Comcast Corp
3.375% due 08/15/25	150,000	154,059
5.150% due 03/01/20	550,000	596,132
5.650% due 06/15/35	20,000	24,579
6.400% due 03/01/40	110,000	147,956
DISH DBS Corp
5.875% due 11/15/24	400,000	428,288
6.750% due 06/01/21	210,000	233,625
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	450,000	453,375
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	323,505
Netflix Inc 5.875% due 02/15/25	40,000	44,400
SFR Group SA (France) 6.250% due 05/15/24 ~	450,000	477,000
Sprint Capital Corp 8.750% due 03/15/32	350,000	441,875
Sprint Communications Inc 9.000% due 11/15/18 ~	104,000	113,002
Sprint Corp
7.625% due 02/15/25	240,000	276,900
7.875% due 09/15/23	20,000	23,050
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	280,000	302,157
Time Warner Cable LLC
4.125% due 02/15/21	1,120,000	1,172,014
5.875% due 11/15/40	410,000	459,023
6.550% due 05/01/37	100,000	119,890
7.300% due 07/01/38	190,000	243,827
8.250% due 04/01/19	60,000	66,219
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	137,752
Time Warner Inc 4.750% due 03/29/21	100,000	107,776
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	208,687
Verizon Communications Inc
2.625% due 08/15/26	20,000	18,479
3.850% due 11/01/42	60,000	52,587
4.125% due 03/16/27	1,250,000	1,293,686
4.150% due 03/15/24	680,000	716,847
5.150% due 09/15/23	850,000	945,305
5.250% due 03/16/37	60,000	64,773
5.500% due 03/16/47	230,000	252,725
Viacom Inc
3.875% due 04/01/24	130,000	132,569
4.250% due 09/01/23	40,000	41,806
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	430,000	453,650
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	280,000	294,000
West Corp
4.750% due 07/15/21 ~	50,000	51,062
5.375% due 07/15/22 ~	310,000	313,875

		19,466,894

Consumer, Cyclical - 2.0%

American Airlines Pass-Through Trust ‘B’ 5.600% due 01/15/22 ~	238,387	249,413
American Axle & Manufacturing Inc 6.625% due 10/15/22	290,000	298,700
Cintas Corp
2.900% due 04/01/22	210,000	213,490
3.700% due 04/01/27	210,000	217,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
CVS Health Corp
2.750% due 12/01/22	$890,000	$892,067
3.875% due 07/20/25	277,000	288,519
5.125% due 07/20/45	370,000	426,406
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	501,365
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	291,631	335,740
Dollar Tree Inc 5.750% due 03/01/23	170,000	179,987
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	205,750
Ford Motor Co 4.750% due 01/15/43	100,000	97,002
Ford Motor Credit Co LLC
2.375% due 01/16/18	400,000	401,319
3.200% due 01/15/21	900,000	914,177
3.664% due 09/08/24	290,000	289,771
5.875% due 08/02/21	400,000	446,420
8.125% due 01/15/20	600,000	682,456
General Motors Co 6.250% due 10/02/43	100,000	111,584
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	407,072
3.200% due 07/13/20	600,000	611,729
3.500% due 07/10/19	700,000	716,647
4.250% due 05/15/23	30,000	31,434
4.350% due 01/17/27	130,000	131,863
4.375% due 09/25/21	380,000	402,401
GLP Capital LP 5.375% due 04/15/26	30,000	32,844
Hilton Worldwide Finance LLC 4.875% due 04/01/27 ~	250,000	262,187
Lennar Corp 4.500% due 04/30/24	140,000	145,054
McDonald’s Corp
3.500% due 03/01/27	100,000	101,865
3.700% due 01/30/26	310,000	321,647
NCL Corp Ltd
4.625% due 11/15/20 ~	140,000	144,420
4.750% due 12/15/21 ~	120,000	124,859
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	420,000	436,275
Newell Brands Inc
3.150% due 04/01/21	130,000	133,192
3.850% due 04/01/23	270,000	283,803
4.200% due 04/01/26	190,000	201,975
Scientific Games International Inc 7.000% due 01/01/22 ~	320,000	341,600
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	300,000	307,875
5.625% due 03/01/24 ~	440,000	463,100
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	350,000	363,125
The TJX Cos Inc 2.250% due 09/15/26	50,000	46,487
Wal-Mart Stores Inc
5.250% due 09/01/35	100,000	122,325
6.200% due 04/15/38	30,000	41,137
Walgreens Boots Alliance Inc 3.450% due 06/01/26	370,000	369,959
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	613,661
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	400,000	421,750
ZF North America Capital Inc (Germany) 4.750% due 04/29/25 ~	430,000	455,262

		14,786,730

	Principal Amount	Value
Consumer, Non-Cyclical - 3.0%

Abbott Laboratories
3.750% due 11/30/26	$350,000	$358,010
4.750% due 11/30/36	160,000	174,904
4.900% due 11/30/46	290,000	321,801
AbbVie Inc
2.850% due 05/14/23	700,000	699,280
3.600% due 05/14/25	430,000	439,393
Aetna Inc 2.800% due 06/15/23	100,000	99,949
Allergan Funding SCS
3.450% due 03/15/22	180,000	185,721
3.800% due 03/15/25	420,000	435,167
4.550% due 03/15/35	30,000	32,143
4.750% due 03/15/45	21,000	22,789
Altria Group Inc
2.850% due 08/09/22	460,000	467,452
5.375% due 01/31/44	130,000	157,277
9.250% due 08/06/19	320,000	367,472
Amgen Inc
3.625% due 05/22/24	80,000	83,554
4.663% due 06/15/51	11,000	11,719
5.375% due 05/15/43	30,000	34,138
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	370,000	375,241
3.300% due 02/01/23	470,000	484,511
3.650% due 02/01/26	700,000	722,549
4.900% due 02/01/46	670,000	760,287
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	639,770
5.375% due 01/15/20	220,000	238,337
Anthem Inc
3.125% due 05/15/22	150,000	152,949
3.700% due 08/15/21	80,000	83,515
Baxalta Inc 2.875% due 06/23/20	500,000	508,294
Becton Dickinson & Co
3.363% due 06/06/24	460,000	461,582
3.734% due 12/15/24	130,000	132,349
4.685% due 12/15/44	90,000	93,172
Cardinal Health Inc
2.616% due 06/15/22	140,000	140,272
3.079% due 06/15/24	180,000	180,661
Celgene Corp
3.550% due 08/15/22	90,000	93,790
3.875% due 08/15/25	320,000	334,788
5.000% due 08/15/45	200,000	226,396
5.250% due 08/15/43	60,000	67,587
Centene Corp
4.750% due 05/15/22	140,000	146,825
4.750% due 01/15/25	140,000	144,200
6.125% due 02/15/24	50,000	54,184
Constellation Brands Inc
4.250% due 05/01/23	70,000	74,608
4.750% due 11/15/24	190,000	207,445
6.000% due 05/01/22	70,000	79,919
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	200,000	204,500
Danone SA (France)
2.589% due 11/02/23 ~	940,000	918,328
2.947% due 11/02/26 ~	520,000	503,674
DaVita Inc 5.000% due 05/01/25	10,000	10,050
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	620,000	635,496
DJO Finance LLC 8.125% due 06/15/21 ~	250,000	233,750
Ecolab Inc 4.350% due 12/08/21	130,000	141,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Eli Lilly & Co 3.100% due 05/15/27	$160,000	$161,769
Gilead Sciences Inc
3.650% due 03/01/26	90,000	92,799
3.700% due 04/01/24	200,000	208,046
4.150% due 03/01/47	300,000	302,886
4.750% due 03/01/46	30,000	32,975
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	184,010
HCA Inc
5.250% due 06/15/26	20,000	21,620
5.375% due 02/01/25	30,000	31,719
5.875% due 05/01/23	170,000	185,512
6.500% due 02/15/20	210,000	229,687
7.500% due 02/15/22	80,000	92,300
Humana Inc
3.150% due 12/01/22	110,000	112,016
3.950% due 03/15/27	150,000	156,648
4.625% due 12/01/42	110,000	118,149
4.800% due 03/15/47	20,000	22,161
4.950% due 10/01/44	80,000	90,315
Johnson & Johnson 3.625% due 03/03/37	230,000	241,305
Kraft Heinz Foods Co
3.000% due 06/01/26	160,000	153,380
3.500% due 06/06/22	170,000	176,199
3.950% due 07/15/25	130,000	134,297
4.875% due 02/15/25 ~	172,000	184,467
5.000% due 07/15/35	150,000	162,859
5.000% due 06/04/42	50,000	53,043
5.200% due 07/15/45	80,000	87,075
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	190,000	197,837
Medtronic Global Holdings SCA 3.350% due 04/01/27	240,000	244,996
Medtronic Inc 3.500% due 03/15/25	770,000	802,069
Merck & Co Inc 2.750% due 02/10/25	210,000	209,364
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	310,000	331,312
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	310,000	332,684
5.500% due 01/15/42 ~	150,000	177,639
Philip Morris International Inc
2.500% due 08/22/22	500,000	499,755
4.500% due 03/20/42	80,000	85,407
Reynolds American Inc
3.250% due 06/12/20	81,000	83,444
5.850% due 08/15/45	470,000	578,429
6.150% due 09/15/43	30,000	37,643
8.125% due 06/23/19	120,000	133,905
Spectrum Brands Inc 5.750% due 07/15/25	310,000	334,056
Tenet Healthcare Corp
6.750% due 06/15/23	30,000	30,075
8.125% due 04/01/22	90,000	95,850
United Rentals North America Inc
5.500% due 07/15/25	120,000	126,150
5.875% due 09/15/26	90,000	96,187
UnitedHealth Group Inc
3.750% due 07/15/25	80,000	84,356
3.875% due 10/15/20	230,000	242,224
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	30,000	29,025
5.625% due 12/01/21 ~	40,000	36,300
5.875% due 05/15/23 ~	50,000	43,125
6.125% due 04/15/25 ~	140,000	119,000
6.500% due 03/15/22 ~	60,000	63,075

	Principal Amount	Value
7.000% due 03/15/24 ~	$170,000	$179,137
7.500% due 07/15/21 ~	280,000	272,300
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	175,597

		21,817,477

Energy - 3.7%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	187,169
4.850% due 03/15/21	80,000	85,451
5.550% due 03/15/26	100,000	111,951
6.450% due 09/15/36	630,000	744,494
6.600% due 03/15/46	160,000	198,270
8.700% due 03/15/19	420,000	463,423
Apache Corp
3.250% due 04/15/22	30,000	30,466
4.250% due 01/15/44	400,000	376,629
4.750% due 04/15/43	80,000	80,632
5.100% due 09/01/40	190,000	195,008
Baker Hughes Inc
3.200% due 08/15/21	110,000	113,226
5.125% due 09/15/40	30,000	34,441
BP Capital Markets PLC (United Kingdom)
1.532% due 08/14/18 §	500,000	501,465
3.119% due 05/04/26	260,000	258,016
3.216% due 11/28/23	490,000	497,977
3.245% due 05/06/22	30,000	30,878
3.506% due 03/17/25	350,000	358,700
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	170,000	174,462
Chesapeake Energy Corp
5.750% due 03/15/23	30,000	27,375
6.125% due 02/15/21	230,000	226,550
8.000% due 12/15/22 ~	20,000	21,225
Chevron Corp 2.954% due 05/16/26	570,000	566,447
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	1,160,000	1,162,217
ConocoPhillips 6.500% due 02/01/39	80,000	106,037
Devon Energy Corp
3.250% due 05/15/22	310,000	308,400
5.850% due 12/15/25	1,845,000	2,100,276
7.950% due 04/15/32	270,000	352,926
Ecopetrol SA (Colombia)
5.375% due 06/26/26	400,000	417,000
5.875% due 05/28/45	650,000	599,950
Ensco PLC 8.000% due 01/31/24	103,000	97,335
EOG Resources Inc 4.150% due 01/15/26	160,000	168,419
Exxon Mobil Corp
3.043% due 03/01/26	380,000	383,715
4.114% due 03/01/46	270,000	285,975
Genesis Energy LP 5.625% due 06/15/24	200,000	190,500
Halliburton Co 3.800% due 11/15/25	390,000	400,413
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	150,000	155,134
6.850% due 02/15/20	210,000	231,656
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	429,174
MPLX LP 4.875% due 12/01/24	230,000	245,609
Noble Energy Inc
5.250% due 11/15/43	200,000	207,966
8.250% due 03/01/19	435,000	477,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
3.000% due 02/15/27	$200,000	$195,015
3.400% due 04/15/26	290,000	292,974
4.100% due 02/15/47	280,000	279,983
4.400% due 04/15/46	80,000	83,480
4.625% due 06/15/45	240,000	255,377
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	1,840,000	1,875,328
6.125% due 01/17/22	20,000	20,700
6.250% due 03/17/24	1,080,000	1,103,220
7.375% due 01/17/27	20,000	21,210
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	650,000	637,000
6.625% due 06/15/35	20,000	20,775
6.875% due 08/04/26	370,000	410,885
QEP Resources Inc 6.875% due 03/01/21	150,000	156,375
Range Resources Corp 5.000% due 03/15/23 ~	310,000	304,575
Regency Energy Partners LP
5.000% due 10/01/22	800,000	858,860
5.500% due 04/15/23	700,000	728,000
5.875% due 03/01/22	230,000	253,586
Sabine Pass Liquefaction LLC 5.875% due 06/30/26	200,000	224,218
Sanchez Energy Corp
6.125% due 01/15/23	140,000	112,700
7.750% due 06/15/21	10,000	9,100
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	190,000	193,595
4.000% due 12/21/25 ~	240,000	252,054
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	350,000	345,803
4.000% due 05/10/46	110,000	109,114
4.375% due 03/25/20	420,000	447,110
4.375% due 05/11/45	330,000	346,701
4.550% due 08/12/43	130,000	139,623
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	930,000	990,476
SM Energy Co 5.000% due 01/15/24	20,000	17,800
Statoil ASA (Norway) 3.125% due 08/17/17	50,000	50,092
The Williams Cos Inc 7.500% due 01/15/31	450,000	535,500
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26	1,020,000	1,314,504
Whiting Petroleum Corp
5.750% due 03/15/21	10,000	9,450
6.250% due 04/01/23	260,000	239,850
WPX Energy Inc 8.250% due 08/01/23	30,000	32,700

		26,472,065

Financial - 16.5%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	200,000	211,248
AerCap Ireland Capital DAC (Netherlands)
3.750% due 05/15/19	1,550,000	1,592,826
4.625% due 07/01/22	160,000	171,649
Ally Financial Inc
3.600% due 05/21/18	800,000	811,000
8.000% due 11/01/31	460,000	565,800
alstria office REIT-AG (Germany) 2.125% due 04/12/23 ~	EUR 500,000	604,665
American International Group Inc 3.750% due 07/10/25	$1,290,000	1,316,288
American Tower Corp REIT 5.900% due 11/01/21	500,000	563,816

	Principal Amount	Value
AvalonBay Communities Inc REIT 3.450% due 06/01/25	$300,000	$305,355
Bank of America Corp
2.153% due 04/24/23 §	500,000	502,177
2.600% due 01/15/19	760,000	767,466
3.300% due 01/11/23	360,000	367,321
3.500% due 04/19/26	770,000	774,153
3.875% due 08/01/25	290,000	300,347
4.000% due 04/01/24	850,000	891,546
4.100% due 07/24/23	500,000	529,948
4.200% due 08/26/24	390,000	404,979
4.250% due 10/22/26	2,970,000	3,064,609
4.450% due 03/03/26	90,000	93,844
5.000% due 05/13/21	1,120,000	1,223,032
5.650% due 05/01/18	900,000	928,458
5.750% due 12/01/17	50,000	50,852
6.250% due 09/29/49 §	440,000	476,850
6.400% due 08/28/17	500,000	503,570
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	916,500
Barclays PLC (United Kingdom)
3.684% due 01/10/23	1,000,000	1,027,014
6.500% due 12/29/49 §	EUR 600,000	709,705
BNP Paribas SA (France) 2.375% due 09/14/17	$350,000	350,602
BRFkredit AS (Denmark)
1.000% due 01/01/18	DKK 9,000,000	1,392,868
4.000% due 01/01/18	7,800,000	1,225,201
Chubb INA Holdings Inc
2.300% due 11/03/20	$120,000	120,730
3.350% due 05/03/26	150,000	153,607
CIT Group Inc 5.000% due 08/01/23	280,000	302,400
Citigroup Inc
2.150% due 06/07/19 §	300,000	302,878
2.700% due 03/30/21	800,000	805,664
2.750% due 04/25/22	800,000	800,933
4.400% due 06/10/25	400,000	416,966
4.450% due 09/29/27	2,680,000	2,790,990
4.650% due 07/30/45	518,000	566,351
4.750% due 05/18/46	60,000	63,323
5.300% due 05/06/44	232,000	263,865
5.500% due 09/13/25	520,000	579,268
5.950% due 07/29/49 §	300,000	319,500
5.950% due 12/29/49 §	1,350,000	1,448,253
6.675% due 09/13/43	70,000	93,860
8.125% due 07/15/39	10,000	15,418
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	160,000	170,244
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26	1,000,000	1,001,840
4.375% due 08/04/25	880,000	924,478
4.625% due 12/01/23	290,000	312,905
6.875% due 03/19/20	EUR 300,000	402,907
11.000% due 12/29/49 § ~	$380,000	442,795
Credit Agricole SA (France) 8.375% due 10/29/49 § ~	300,000	336,000
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	500,000	506,063
3.800% due 09/15/22	800,000	832,064
3.800% due 06/09/23	500,000	516,090
4.875% due 05/15/45	640,000	708,200
Deutsche Bank AG (Germany)
3.095% due 05/10/19 §	800,000	815,018
4.250% due 10/14/21	600,000	628,851
ERP Operating LP REIT 3.375% due 06/01/25	200,000	201,596

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
GE Capital International Funding Co
2.342% due 11/15/20	$383,000	$386,215
3.373% due 11/15/25	485,000	502,065
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	204,035
HSBC Finance Corp 6.676% due 01/15/21	230,000	259,387
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	740,000	760,897
3.900% due 05/25/26	820,000	847,441
4.250% due 03/14/24	440,000	455,881
4.250% due 08/18/25	620,000	638,077
6.375% due 12/29/49 §	280,000	294,000
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	497,435
International Lease Finance Corp
5.875% due 08/15/22	400,000	452,534
6.250% due 05/15/19	500,000	536,549
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	880,000	893,831
JPMorgan Chase & Co
2.250% due 01/23/20	2,300,000	2,307,808
2.550% due 03/01/21	300,000	301,602
2.700% due 05/18/23	1,400,000	1,385,581
3.875% due 09/10/24	580,000	599,022
4.125% due 12/15/26	520,000	541,244
4.250% due 10/01/27	120,000	124,985
4.350% due 08/15/21	290,000	310,549
4.950% due 06/01/45	350,000	391,917
Kimco Realty Corp 2.700% due 03/01/24	900,000	860,341
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	33,333
Lifestorage LP REIT 3.500% due 07/01/26	800,000	767,154
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	610,000	636,269
MetLife Inc 4.750% due 02/08/21	230,000	250,245
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	200,000	203,080
Morgan Stanley
2.450% due 02/01/19	800,000	805,678
3.125% due 07/27/26	200,000	194,697
5.950% due 12/28/17	320,000	326,573
Nasdaq Inc 3.850% due 06/30/26	800,000	813,306
Navient Corp 8.000% due 03/25/20	330,000	369,600
New York Life Global Funding 2.900% due 01/17/24 ~	1,000,000	1,010,181
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	800,000	858,982
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/17	DKK 16,200,000	2,501,056
2.000% due 10/01/17	6,400,000	988,642
Nykredit Realkredit AS (Denmark)
1.000% due 07/01/17	14,800,000	2,273,394
1.000% due 10/01/17	32,500,000	5,010,347
2.000% due 10/01/17	3,200,000	494,308
Quicken Loans Inc 5.750% due 05/01/25 ~	$190,000	197,125
Realkredit Danmark AS (Denmark)
1.000% due 01/01/18	DKK 43,500,000	6,734,828
1.000% due 04/01/18	3,200,000	497,055
1.000% due 04/01/18	14,300,000	2,224,178
2.000% due 01/01/18	5,800,000	901,713
2.000% due 04/01/18	22,100,000	3,456,342

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23	EUR 600,000	$728,574
3.875% due 09/12/23	$600,000	612,718
5.125% due 05/28/24	1,700,000	1,788,529
6.125% due 12/15/22	160,000	175,357
Santander Holdings USA Inc
2.642% due 11/24/17 §	1,300,000	1,305,256
4.500% due 07/17/25	70,000	72,167
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,117,910
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	403,757
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	810,553
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	290,000	285,451
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	100,000	112,347
6.850% due 12/16/39 ~	18,000	24,724
The Depository Trust & Clearing Corp 4.875% due 12/29/49 § ~	250,000	260,937
The Goldman Sachs Group Inc
2.446% due 09/15/20 §	500,000	508,815
3.500% due 01/23/25	700,000	708,345
3.500% due 11/16/26	330,000	328,674
3.750% due 05/22/25	600,000	615,464
3.850% due 07/08/24	740,000	769,257
4.250% due 10/21/25	2,980,000	3,085,963
4.750% due 10/21/45	700,000	777,477
5.150% due 05/22/45	310,000	345,693
5.250% due 07/27/21	620,000	679,863
6.250% due 02/01/41	550,000	720,814
The Royal Bank of Scotland PLC (United Kingdom) 6.934% due 04/09/18	EUR 200,000	240,109
The Toronto-Dominion Bank (Canada) 2.500% due 01/18/23 ~	$1,200,000	1,208,969
UBS AG (Switzerland) 1.539% due 12/07/18 § ~	800,000	800,503
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	1,000,000	1,016,149
3.491% due 05/23/23 ~	610,000	624,721
4.125% due 09/24/25 ~	1,420,000	1,490,188
4.253% due 03/23/28 ~	630,000	659,560
US Capital Funding II Ltd (Cayman) 1.920% due 08/01/34 § ~	600,000	519,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22	EUR 600,000	735,161
Visa Inc
3.150% due 12/14/25	$760,000	772,509
4.300% due 12/14/45	700,000	770,808
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	650,000	659,248
Wells Fargo & Co
2.402% due 10/31/23 §	2,000,000	2,037,020
3.000% due 10/23/26	970,000	945,784
3.450% due 02/13/23	110,000	112,695
4.300% due 07/22/27	2,640,000	2,771,802
4.400% due 06/14/46	90,000	91,472
4.600% due 04/01/21	1,310,000	1,412,724
4.750% due 12/07/46	350,000	375,134
4.900% due 11/17/45	830,000	908,434
5.606% due 01/15/44	350,000	417,685
5.875% due 12/29/49 §	60,000	66,193

		119,460,741

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 0.9%

Caterpillar Financial Services Corp 1.931% due 10/01/21	$220,000	$216,269
Eaton Corp
1.500% due 11/02/17	10,000	10,003
2.750% due 11/02/22	810,000	815,318
4.150% due 11/02/42	180,000	185,094
General Electric Co
3.150% due 09/07/22	187,000	194,105
4.500% due 03/11/44	210,000	234,196
5.300% due 02/11/21	480,000	531,048
5.875% due 01/14/38	40,000	51,949
6.000% due 08/07/19	132,000	143,502
6.875% due 01/10/39	798,000	1,160,306
Harris Corp 5.054% due 04/27/45	140,000	157,953
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17	EUR 500,000	565,365
John Deere Capital Corp 1.700% due 01/15/20	$100,000	99,677
Lockheed Martin Corp
3.100% due 01/15/23	20,000	20,484
3.550% due 01/15/26	420,000	436,027
4.500% due 05/15/36	70,000	76,670
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	70,000	73,435
5.500% due 02/15/24 ~	140,000	146,580
Raytheon Co 3.125% due 10/15/20	160,000	165,836
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	100,000	104,000
5.750% due 10/15/20	200,000	204,918
The Boeing Co 4.875% due 02/15/20	630,000	678,355
United Technologies Corp
4.500% due 04/15/20	210,000	224,620
4.500% due 06/01/42	70,000	76,717
Waste Management Inc 3.500% due 05/15/24	240,000	250,383

		6,822,810

Technology - 0.9%

Apple Inc 2.450% due 08/04/26	620,000	594,169
Dell International LLC
3.480% due 06/01/19 ~	710,000	726,958
4.420% due 06/15/21 ~	780,000	822,945
5.450% due 06/15/23 ~	500,000	543,192
7.125% due 06/15/24 ~	410,000	450,911
First Data Corp
5.000% due 01/15/24 ~	480,000	495,446
7.000% due 12/01/23 ~	10,000	10,700
Intel Corp
3.700% due 07/29/25	120,000	126,120
4.900% due 07/29/45	70,000	81,642
Microsoft Corp
2.400% due 08/08/26	1,120,000	1,079,286
2.700% due 02/12/25	140,000	139,212
2.875% due 02/06/24	580,000	589,803
3.300% due 02/06/27	870,000	895,612
3.450% due 08/08/36	20,000	20,078
3.950% due 08/08/56	80,000	80,389

		6,656,463

Utilities - 1.4%

Berkshire Hathaway Energy Co 6.500% due 09/15/37	260,000	350,599
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	74,000

	Principal Amount	Value
Dynegy Inc
6.750% due 11/01/19	$700,000	$725,375
7.375% due 11/01/22	200,000	198,000
7.625% due 11/01/24	100,000	97,500
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	801,881
Entergy Corp 4.000% due 07/15/22	800,000	846,366
FirstEnergy Corp
3.900% due 07/15/27	440,000	440,996
4.250% due 03/15/23	410,000	431,734
7.375% due 11/15/31	1,410,000	1,859,195
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	814,000
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,127,098
Pacific Gas & Electric Co
5.800% due 03/01/37	130,000	166,323
6.050% due 03/01/34	750,000	970,396
Progress Energy Inc 4.400% due 01/15/21	60,000	63,782
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	213,656

		10,180,901

Total Corporate Bonds & Notes (Cost $228,466,652)		233,319,105

SENIOR LOAN NOTES - 2.6%

Communications - 0.5%

CenturyLink Inc Term B 2.750% due 01/31/25 §	480,000	475,371
Charter Communications Operating LLC Term I 3.480% due 01/15/24 §	867,161	871,437
CSC Holdings LLC Term B 3.459% due 07/17/25 §	368,421	367,846
Level 3 Financing Inc 3.466% due 02/22/24 §	530,000	531,877
Univision Communications Inc Term C-5 3.976% due 03/15/24 §	494,671	486,478
UPC Financing Partnership 3.909% due 04/15/25 §	500,000	501,187
Virgin Media Bristol LLC Term I 3.909% due 01/31/25 §	458,463	459,275

		3,693,471

Consumer, Cyclical - 1.0%

American Airlines Inc Term B 3.220% due 06/27/20 §	554,329	554,503
American Builders & Contractors Supply Co Inc Term B 3.726% due 10/31/23 §	498,750	500,447
Aristocrat International Pty Ltd Term B-2 (Australia) 3.406% due 10/20/21 §	443,925	446,367
Boyd Gaming Corp Term B 3.688% due 09/15/23 §	279,210	279,983
CWGS Group LLC 4.840% due 11/08/23 §	427,850	430,684
Hilton Worldwide Finance LLC Term B-2 3.216% due 10/25/23 §	536,579	538,777
Landry’s Inc 3.913% due 10/04/23 §	266,002	265,531
Lions Gate Entertainment Corp Term B 4.226% due 12/08/23 §	158,625	159,597
Michaels Stores Inc Term B-1 3.976% due 01/28/23 §	1,051,278	1,050,246
New Red Finance Inc Term B (Canada) 3.504% due 02/17/24 §	517,722	517,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Party City Holdings Inc 4.188% due 08/19/22 §	$512,609	$513,570
Petco Animal Supplies Inc 4.172% due 01/26/23 §	909,857	822,284
PetSmart Inc Term B 4.220% due 03/10/22 §	585,974	545,642
Station Casinos LLC Term B 3.710% due 06/08/23 §	478,334	478,932

		7,104,177

Consumer, Non-Cyclical - 0.5%

Air Medical Group Holdings Inc Term B 4.474% due 04/28/22 §	554,343	545,127
Albertson’s LLC Term B-4 3.976% due 08/25/21 §	385,890	386,977
Term B-6
4.251% due 06/22/23 §	139,650	140,283
Catalent Pharma Solutions Inc Term B 3.976% due 05/20/21 §	345,614	349,142
HCA Inc Term B-8 3.476% due 02/15/24 §	545,263	548,331
Jaguar Holding Co II 4.013% due 08/18/22 §	643,434	646,383
MPH Acquisition Holdings LLC Term B 4.296% due 06/07/23 §	511,629	513,388
Prime Security Services Borrower LLC 4.250% due 05/02/22 §	538,650	540,478

		3,670,109

Financial - 0.2%

Flying Fortress Holdings LLC Term B (Ireland) 3.546% due 10/30/22 §	500,000	502,916
MGM Growth Properties Operating Partnership LP REIT Term B 3.476% due 04/25/23 §	554,386	555,911
RPI Finance Trust Term B-6 3.296% due 03/27/23 §	654,327	657,547

		1,716,374

Industrial - 0.3%

Berry Plastics Corp 3.681% due 10/01/22 §	424,803	425,785
Reynolds Group Holdings Inc (New Zealand) due 02/05/23 ¥	30,494	30,594
4.226% due 02/05/23 §	688,592	690,851
XPO Logistics Inc Term B 3.405% due 10/30/21 §	406,396	407,920
Zebra Technologies Corp Term B 3.723% due 10/27/21 §	424,279	426,668

		1,981,818

Technology - 0.1%

First Data Corp 3.716% due 04/26/24 §	522,707	523,165

Total Senior Loan Notes (Cost $18,836,513)		18,689,114

MORTGAGE-BACKED SECURITIES - 41.1%

Collateralized Mortgage Obligations - Commercial - 4.5%

BAMLL Commercial Mortgage Securities Trust 3.059% due 12/15/33 § ~	400,000	402,602
Banc of America Commercial Mortgage Trust 5.680% due 04/10/49 §	397,556	380,738
BANK 4.372% due 05/15/50 §	470,000	485,549

	Principal Amount	Value
BBCCRE Trust 4.563% due 08/10/33 § ~	$320,000	$270,992
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50	141,342	142,031
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	7,488	4,666
CGBAM Commercial Mortgage Trust 8.572% due 11/15/21 § ~	1,840,000	1,786,301
Chicago Skyscraper Trust 1.959% due 02/15/30 § ~	480,000	481,673
Citigroup Commercial Mortgage Trust
3.110% due 04/10/48 ~	150,000	111,711
3.172% due 09/10/58	350,000	274,007
3.251% due 05/10/35 ~	500,000	514,424
4.017% due 10/10/47	270,000	283,016
Commercial Mortgage Trust
4.239% due 11/10/47 §	160,000	166,180
4.353% due 02/10/48 §	90,000	89,823
Core Industrial Trust 3.849% due 02/10/34 § ~	400,000	396,646
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	120,888	112,620
CSAIL Commercial Mortgage Trust 4.442% due 04/15/50 §	1,060,000	1,074,724
CSMC Trust
2.761% due 04/05/33 ~	480,000	486,124
3.953% due 09/15/37 ~	400,000	414,500
4.373% due 09/15/37 ~	370,000	324,365
4.373% due 09/15/37 ~	530,000	443,111
5.627% due 03/15/28 § ~	390,000	391,397
DBUBS Mortgage Trust 5.346% due 08/10/44 § ~	490,000	533,387
Fannie Mae
2.499% due 09/25/26	570,000	553,137
2.711% due 06/25/25 §	70,000	70,199
Fannie Mae (IO) 0.372% due 10/25/24 §	11,870,424	270,856
FORT CRE LLC 2.712% due 05/21/36 § ~	634,537	635,568
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.998% due 08/25/19 §	22,836,822	173,386
GE Commercial Mortgage Co 5.677% due 12/10/49 §	200,000	108,906
Government National Mortgage Association (IO)
0.467% due 01/16/53 §	12,886,210	465,492
0.651% due 04/16/47 §	5,056,403	218,152
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	617,103
GS Mortgage Securities Trust
3.203% due 02/10/29 ~	400,000	411,047
4.570% due 11/10/48 §	720,000	737,643
5.622% due 11/10/39	137,655	126,607
Hudson Yards Mortgage Trust 2.835% due 08/10/38 ~	540,000	528,548
JP Morgan Chase Commercial Mortgage Securities Trust
2.870% due 08/15/49	700,000	687,913
2.962% due 10/05/28 ~	500,000	501,454
3.346% due 08/15/27 § ~	210,000	210,255
3.439% due 11/15/31 § ~	490,000	487,654
4.546% due 08/15/27 § ~	120,000	120,128
4.724% due 07/15/47 §	380,000	379,358
5.411% due 05/15/47	1,760,000	1,248,811
5.438% due 01/15/49 ~	470,000	143,120
5.502% due 06/12/47 §	590,000	512,135
5.794% due 02/12/49 §	1,090,000	914,712
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 § ~	680,000	434,712
4.772% due 08/15/48 §	610,000	618,427

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 §	$281,370	$283,155
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 § ~	791,880	796,383
3.127% due 04/20/48 § ~	850,000	860,991
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	106,803	90,164
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/48	1,000,000	1,022,897
3.720% due 12/15/49	550,000	577,533
Morgan Stanley Capital I Trust
2.782% due 08/15/49	540,000	525,617
3.516% due 07/13/29 § ~	600,000	621,320
3.560% due 07/13/29 § ~	700,000	718,768
Motel 6 Trust 5.000% due 02/05/30 ~	700,000	694,009
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	577,269	578,646
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	2,670,000	2,579,462
3.184% due 04/15/50	340,000	342,921
3.848% due 05/15/48 §	380,000	372,130
4.431% due 07/15/46 §	290,000	311,603
Wells Fargo Commercial Mortgage Trust (IO)
1.445% due 03/15/50 §	4,776,145	469,196
WFRBS Commercial Mortgage Trust 3.692% due 11/15/47 ~	770,000	509,439
WFRBS Commercial Mortgage Trust (IO) 1.537% due 03/15/44 § ~	5,215,661	193,396

		32,293,540

Collateralized Mortgage Obligations - Residential - 7.4%

Alternative Loan Trust
1.386% due 07/25/46 §	677,643	632,174
1.426% due 05/25/35 §	370,701	310,636
3.442% due 06/25/37 §	152,877	133,865
American Home Mortgage Investment Trust 6.200% due 06/25/36 §	1,426,467	659,359
Banc of America Funding Corp 1.214% due 03/27/36 § ~	2,446,693	1,479,931
Banc of America Funding Trust
1.406% due 09/29/36 § ~	3,413,635	1,591,674
2.914% due 09/26/45 § ~	2,760,000	1,988,329
3.179% due 05/25/35 §	39,078	40,956
BCAP LLC Trust
1.424% due 03/28/37 § ~	2,195,823	2,127,660
3.178% due 08/26/35 § ~	2,393,476	1,875,143
5.042% due 03/26/37 § ~	57,801	56,940
Bear Stearns Adjustable Rate Mortgage Trust
3.198% due 08/25/33 §	46,333	46,639
3.374% due 01/25/35 §	593,415	588,748
3.542% due 10/25/36 §	17,528	16,615
Bear Stearns ALT-A Trust
3.250% due 11/25/36 §	66,984	55,395
3.475% due 05/25/35 §	28,584	28,292
Chase Mortgage Finance Trust
3.212% due 09/25/36 §	116,214	104,792
3.445% due 02/25/37 §	439,461	442,637
ChaseFlex Trust 1.366% due 08/25/37 §	607,943	560,581
Chevy Chase Funding LLC
1.466% due 08/25/35 § ~	29,273	28,082
1.472% due 05/25/35 § ~	1,170,582	856,776
Citigroup Mortgage Loan Trust Inc
3.140% due 06/27/37 § ~	2,000,000	1,876,956
3.180% due 09/25/35 §	19,254	19,931
CitiMortgage Alternative Loan Trust (IO) 4.384% due 05/25/37 §	5,688,403	942,916

	Principal Amount	Value
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	$372,028	$376,833
Countrywide Home Loan Mortgage Pass-Through Trust 1.856% due 03/25/35 §	13,743	13,523
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	68,858	59,904
CSMC Trust 1.524% due 11/30/37 § ~	5,370,000	3,485,474
Downey Saving & Loan Association Mortgage Loan Trust 1.389% due 04/19/47 §	129,243	51,782
Eurosail-UK PLC (United Kingdom)
1.240% due 06/13/45 § ~	GBP 1,046,242	1,325,690
Fannie Mae
1.501% due 09/25/46 §	$1,460,214	1,465,389
2.625% due 11/25/23 §	67,158	68,320
5.500% due 04/25/35	461,628	522,139
Fannie Mae (IO)
3.000% due 02/25/33	764,360	95,381
4.000% due 03/25/43	601,360	101,920
4.000% due 04/25/43	2,302,132	382,439
4.784% due 11/25/45 §	2,368,913	509,125
4.884% due 09/25/46 §	1,624,265	275,392
Fannie Mae Connecticut Avenue Securities
2.566% due 01/25/29 §	1,218,821	1,228,971
5.466% due 01/25/29 §	2,500,000	2,762,904
7.216% due 09/25/28 §	1,260,000	1,475,956
Freddie Mac 8.000% due 04/15/30	103,620	123,614
Freddie Mac (IO)
3.500% due 04/15/43	1,315,058	207,833
4.000% due 04/15/43	593,516	75,214
4.941% due 08/15/44 §	382,781	80,348
Freddie Mac Structured Agency Credit Risk Debt Notes
5.216% due 08/25/24 §	540,000	589,841
5.316% due 08/25/24 §	760,000	833,854
5.966% due 10/25/24 §	1,140,000	1,266,270
Government National Mortgage Association
1.593% due 07/20/65 §	794,722	793,237
1.793% due 06/20/66 §	686,515	692,393
1.793% due 07/20/66 §	1,388,944	1,400,536
2.550% due 04/20/67 §	800,231	826,633
3.952% due 09/20/66 §	989,122	1,091,079
Government National Mortgage Association (IO)
4.000% due 11/20/44	1,494,788	270,474
4.500% due 11/16/45	496,877	100,867
4.928% due 10/16/46 §	277,605	62,198
4.938% due 02/20/46 §	2,096,157	352,044
Great Hall Mortgages PLC (United Kingdom) 1.397% due 06/18/39 § ~	402,138	390,589
GSR Mortgage Loan Trust
6.000% due 11/25/35	963,135	878,432
6.000% due 07/25/37	540,933	494,939
HarborView Mortgage Loan Trust
1.184% due 05/25/38 §	466,694	384,029
1.379% due 12/19/36 §	306,528	265,681
1.649% due 05/19/35 §	432,171	405,802
3.519% due 02/25/36 §	109,302	87,821
3.617% due 08/19/36 §	246,140	226,031
JP Morgan Mortgage Trust
3.411% due 07/25/35 §	78,473	78,436
5.750% due 01/25/36	19,756	16,848
Ludgate Funding PLC (United Kingdom) 0.464% due 01/01/61 § ~	GBP 589,049	729,197
Merrill Lynch Mortgage Investors Trust 3.182% due 11/25/35 §	$593,293	595,802
Morgan Stanley Resecuritization Trust 1.394% due 12/26/46 § ~	1,731,060	897,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
New Residential Mortgage Loan Trust 4.000% due 04/25/57 § ~	$1,140,000	$1,196,233
Nomura Resecuritization Trust
1.164% due 10/26/36 § ~	3,247,042	2,269,903
8.876% due 06/26/35 § ~	1,967,159	1,815,918
Prime Mortgage Trust 5.500% due 05/25/35 ~	1,781,960	1,658,004
RBSSP Resecuritization Trust 2.856% due 12/25/35 § ~	268,153	274,481
Reperforming Loan REMIC Trust
1.556% due 06/25/35 § ~	48,042	44,643
1.556% due 01/25/36 § ~	288,493	259,101
Structured Asset Securities Corp Mortgage Pass-Through Certificates 3.325% due 08/25/32 §	23,317	23,112
WaMu Mortgage Pass-Through Certificates Trust
2.176% due 08/25/42 §	2,284	2,211
3.141% due 02/25/37 §	217,831	207,268
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 03/25/36 §	234,097	230,167
3.194% due 04/25/36 §	27,050	27,233
3.237% due 12/25/34 §	30,478	30,903
3.239% due 04/25/35 §	586,516	593,393

		53,515,962

Fannie Mae - 19.8%

1.932% due 10/01/44 §	19,967	20,285
2.310% due 08/01/22	500,000	503,120
2.500% due 04/25/29	2,000,000	2,007,854
2.627% due 09/01/35 §	55,730	58,660
2.810% due 04/01/25	30,000	30,289
2.982% due 11/01/34 §	54,344	57,558
3.000% due 09/01/21	1,144,287	1,175,439
3.000% due 09/01/28	447,189	459,640
3.000% due 02/25/29	4,100,000	4,203,459
3.000% due 06/01/46	4,930,512	4,939,007
3.000% due 11/01/46	676,744	676,375
3.000% due 12/01/46	582,580	583,980
3.000% due 01/01/47	1,570,410	1,573,145
3.000% due 02/01/47	1,279,450	1,282,628
3.000% due 07/01/47	2,000,000	1,997,031
3.000% due 08/01/47	28,200,000	28,114,056
3.080% due 01/01/27	500,000	509,529
3.116% due 11/01/32 §	48,604	51,547
3.317% due 12/01/35 §	8,311	8,493
3.500% due 09/01/42	133,798	138,100
3.500% due 01/01/43	2,463,114	2,539,375
3.500% due 04/25/44	43,000,000	44,077,066
3.500% due 12/01/45	1,808,373	1,859,622
3.500% due 01/01/46	540,751	558,290
3.500% due 03/01/46	6,996,477	7,235,346
3.500% due 07/01/47	1,000,000	1,026,844
4.000% due 08/01/18	44,057	45,625
4.000% due 09/01/18	263,776	273,163
4.000% due 12/01/18	66,543	68,911
4.000% due 03/01/25	142,131	149,122
4.000% due 04/01/25	167,817	176,190
4.000% due 06/01/25	70,450	73,803
4.000% due 07/01/25	92,315	97,187
4.000% due 09/01/25	320,747	335,141
4.000% due 12/01/25	35,081	36,329
4.000% due 04/01/26	567,546	592,357
4.000% due 06/01/26	32,858	34,598
4.000% due 08/01/26	193,498	203,157
4.000% due 06/01/29	30,393	32,174
4.000% due 11/01/30	84,606	89,736
4.000% due 09/01/41	680,139	723,845
4.000% due 04/01/42	2,803,479	2,995,296
4.000% due 11/01/42	1,002,528	1,062,932
4.000% due 05/01/43	2,423,319	2,582,938

	Principal Amount	Value
4.000% due 09/25/43	$9,000,000	$9,435,683
4.000% due 01/01/45	221,086	234,761
4.000% due 04/01/47	693,361	732,963
4.299% due 12/01/36 §	5,555	5,887
4.500% due 07/01/18	35,170	36,027
4.500% due 04/01/19	10,345	10,597
4.500% due 06/01/24	95,406	100,674
4.500% due 08/01/24	168,756	178,046
4.500% due 01/01/25	28,358	30,021
4.500% due 06/01/25	116,655	123,068
4.500% due 06/01/26	51,050	52,295
4.500% due 12/01/40	65,018	70,220
4.500% due 06/01/41	9,555	10,319
4.500% due 08/01/43	45,797	49,219
4.500% due 02/01/44	707,768	759,635
4.500% due 03/01/44	393,766	423,151
4.500% due 07/01/44	475,654	517,778
4.500% due 10/01/44	2,858,839	3,110,589
4.500% due 01/01/45	2,335,301	2,550,644
4.500% due 02/01/45	2,497,540	2,733,435
5.000% due 02/01/25	122,451	133,727
5.000% due 06/01/27	1,798	1,964
5.000% due 02/01/35	27,180	29,815
5.000% due 04/25/37	1,500,000	1,637,106
5.000% due 08/01/38	2,128,154	2,336,564
5.500% due 12/01/20	3,260	3,340
5.500% due 07/01/21	4,656	4,839
5.500% due 08/01/21	33,947	34,407
5.500% due 10/01/21	31,617	33,177
5.500% due 12/01/21	1,218	1,238
5.500% due 04/01/22	18,587	19,407
5.500% due 05/01/22	93,462	98,193
5.500% due 07/01/22	6,865	7,284
5.500% due 06/01/23	32,078	34,677
5.500% due 09/01/23	25,673	26,566
5.500% due 02/01/24	13,198	14,616
5.500% due 01/01/28	166,321	184,200
5.500% due 03/01/28	4,266	4,725
5.500% due 06/01/30	379,006	421,098
5.500% due 11/01/32	102,132	113,941
5.500% due 01/01/34	3,382	3,746
5.500% due 02/01/34	17,317	19,365
5.500% due 03/01/34	3,506	3,928
5.500% due 04/01/34	133,361	149,423
5.500% due 02/01/35	43,619	48,891
5.500% due 05/01/35	202,484	226,668
5.500% due 06/01/35	28,468	31,827
5.500% due 07/01/35	278,231	311,843
5.500% due 08/01/35	45,863	51,441
5.500% due 10/01/35	249,020	276,700
5.500% due 11/01/35	130,673	145,198
5.500% due 12/01/35	45,369	50,246
5.500% due 01/01/36	6,616	7,415
5.500% due 07/01/36	21,220	23,784
5.500% due 09/01/36	24,886	27,894
5.500% due 11/01/36	5,054	5,662
5.500% due 08/01/39	12,905	14,292
6.000% due 02/01/33	6,517	7,333
6.000% due 08/01/36	1,499	1,686
6.000% due 09/01/36	4,968	5,658
6.000% due 06/01/37	89,444	101,641
6.000% due 09/01/37	55,527	62,869
6.000% due 10/01/39	165,837	188,111
6.000% due 06/01/40	41,064	46,614

		143,377,373

Freddie Mac - 5.6%

2.662% due 09/01/35 §	10,003	10,488
2.847% due 11/01/31 §	3,908	4,102
3.000% due 09/15/44	21,000,000	20,919,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
3.000% due 01/01/47	$2,545,936	$2,549,454
3.010% due 04/01/32 §	13,013	13,635
3.120% due 09/01/35 §	56,078	59,314
3.500% due 10/01/42	355,101	366,044
3.500% due 03/01/43	567,398	584,907
3.500% due 02/01/44	156,866	161,724
3.500% due 06/15/44	7,500,000	7,690,136
3.500% due 03/01/45	566,401	583,939
3.537% due 06/01/35 §	83,186	88,006
4.000% due 12/01/42	814,389	861,794
4.000% due 09/15/43	900,000	944,718
4.000% due 09/01/45	747,889	787,383
4.000% due 12/01/45	680,086	716,000
4.000% due 10/01/46	58,702	61,802
4.000% due 11/01/46	160,247	168,709
4.000% due 04/01/47	17,026	17,925
4.000% due 07/01/47	2,800,000	2,946,657
4.500% due 11/01/44	184,819	200,735
5.500% due 03/01/23	3,355	3,699
5.500% due 04/01/38	326,041	363,935
5.500% due 06/01/38	78,867	87,909
5.500% due 07/01/38	30,132	33,568
5.500% due 12/01/38	35,760	39,923
5.500% due 01/01/39	255,682	285,183
5.500% due 03/01/39	111,403	123,600
5.500% due 05/01/40	8,753	9,753
6.000% due 12/01/22	6,155	6,923
6.000% due 03/01/23	17,964	20,203

		40,711,776

Government National Mortgage Association - 3.8%

3.000% due 02/20/45	7,900,000	7,968,659
3.500% due 12/20/44	16,100,000	16,647,149
3.500% due 03/20/47	892,208	925,175
4.000% due 06/01/44	1,000,000	1,050,781
5.000% due 10/15/38	213,210	234,472
5.000% due 12/15/38	127,881	139,617
5.000% due 03/15/39	218,963	240,149
5.000% due 04/15/39	8,580	9,434

		27,215,436

Total Mortgage-Backed Securities (Cost $298,294,655)		297,114,087

ASSET-BACKED SECURITIES - 6.5%

Aegis Asset Backed Securities Trust 2.116% due 10/25/34 §	881,402	867,069
Ameriquest Mortgage Securities Trust 1.846% due 01/25/36 §	2,010,000	1,357,652
Argent Securities Inc
2.036% due 02/25/34 §	853,044	791,902
2.341% due 11/25/34 §	469,638	410,462
Asset-Backed Funding Certificates Trust 1.916% due 06/25/34 §	74,320	73,434
Basic Asset Backed Securities Trust 1.526% due 04/25/36 §	700,000	671,472
Bear Stearns Asset Backed Securities I Trust
1.416% due 12/25/36 §	293,126	282,186
1.456% due 12/25/36 §	1,349,166	953,977
1.466% due 08/25/36 §	6,688,220	4,666,272
2.221% due 06/25/35 §	300,000	281,833
Bravo Mortgage Asset Trust 1.456% due 07/25/36 § ~	850,138	832,375
Business Loan Express Business Loan Trust 1.646% due 02/25/31 § ~	201,779	194,057
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.320% due 07/27/26 § ~	800,000	800,319

	Principal Amount	Value
Cent CLO 21 Ltd (Cayman) 2.380% due 07/27/26 § ~	$800,000	$800,068
Chapel BV (Netherlands) 0.330% due 11/17/64 § ~	EUR 72,188	81,753
CIT Mortgage Loan Trust 2.566% due 10/25/37 § ~	$793,055	789,042
Citigroup Mortgage Loan Trust
1.386% due 05/25/37 §	257,011	254,845
1.666% due 11/25/45 § ~	700,000	691,146
Citigroup Mortgage Loan Trust Inc 2.866% due 07/25/37 §	1,122,000	1,040,806
Community Funding CLO (Cayman) 5.750% due 11/01/27 § ~	660,000	660,878
Countrywide Asset-Backed Certificates
1.346% due 04/25/46 §	656,679	540,800
1.566% due 05/25/46 § ~	228,188	228,333
1.616% due 06/25/36 §	500,000	484,467
DT Auto Owner Trust 1.560% due 06/15/20 ~	643,668	643,083
First Franklin Mortgage Loan Trust 1.876% due 05/25/36 §	1,000,000	988,976
Flagship CLO VIII Ltd (Cayman) 2.408% due 01/16/26 § ~	900,000	900,041
GSAA Home Equity Trust
1.316% due 03/25/37 §	584,235	333,324
6.000% due 08/25/47	799,527	747,986
Hillmark Funding Ltd (Cayman) 1.422% due 05/21/21 § ~	23,870	23,904
Home Equity Asset Trust 2.116% due 11/25/34 §	726,115	728,086
ING Investment Management CLO Ltd (Cayman) 1.383% due 06/14/22 § ~	15,551	15,547
JMP Credit Advisors CLO III Ltd (Cayman) 2.398% due 10/17/25 § ~	800,000	803,246
Lockwood Grove CLO Ltd (Cayman) 2.626% due 04/25/25 § ~	1,100,000	1,106,875
Long Beach Mortgage Loan Trust
1.366% due 09/25/36 §	211,671	143,235
1.371% due 08/25/36 §	748,132	452,215
1.516% due 02/25/36 §	1,334,795	929,486
Malin CLO BV (Netherlands) 0.321% due 05/07/23 § ~	EUR 67,180	76,706
Mastr Asset Backed Securities Trust 1.436% due 10/25/36 §	$719,274	325,927
Merrill Lynch Mortgage Investors Trust 1.376% due 04/25/37 §	493,958	278,213
Morgan Stanley Home Equity Loan Trust
1.316% due 12/25/36 §	1,150,677	642,638
1.356% due 12/25/36 §	908,280	510,249
1.386% due 04/25/37 §	1,124,606	708,270
Oaktree CLO Ltd (Cayman) 2.376% due 10/20/26 § ~	800,000	793,900
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	1,300,000	1,314,592
Option One Mortgage Loan Trust 1.346% due 07/25/37 §	1,119,072	717,811
OZLM Funding V Ltd (Cayman) 2.288% due 01/17/26 § ~	800,000	800,158
OZLM IX Ltd (Cayman) 2.376% due 01/20/27 § ~	900,000	903,438
RASC Trust 1.866% due 09/25/35 §	1,100,000	922,940
Regatta V Funding Ltd (Cayman) 2.316% due 10/25/26 § ~	800,000	800,014
SBA Small Business Investment Cos 2.517% due 03/10/25	104,069	105,261
Securitized Asset-Backed Receivables LLC Trust
1.346% due 05/25/37 §	91,906	72,295
1.356% due 05/25/36 §	198,638	117,139

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Securitized Term Auto Receivables Trust (Canada) 1.510% due 04/25/19 ~	$900,000	$899,359
SLM Student Loan Trust
1.266% due 07/26/21 §	1,130,000	1,113,439
1.616% due 03/25/25 §	693,282	683,717
SMB Private Education Loan Trust
2.309% due 05/15/26 § ~	1,822,590	1,843,102
2.659% due 04/15/32 § ~	550,000	565,278
3.050% due 05/15/26 ~	1,676,783	1,706,137
Structured Asset Investment Loan Trust
1.951% due 08/25/35 §	909,077	908,108
Structured Asset Securities Corp Mortgage Loan Trust
1.666% due 05/25/37 § ~	1,000,000	858,748
Symphony CLO XV Ltd (Cayman) 2.338% due 10/17/26 § ~	800,000	803,341
THL Credit Wind River CLO Ltd (Cayman)
2.338% due 04/18/26 § ~	800,000	800,006
2.598% due 01/18/26 § ~	600,000	600,111
2.608% due 07/15/26 § ~	600,000	601,802
US Residential Opportunity Fund Trust 3.475% due 07/27/36 § ~	875,699	883,814

Total Asset-Backed Securities (Cost $43,454,863)		46,927,665

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae
2.173% due 10/09/19	2,680,000	2,571,843
6.625% due 11/15/30	1,500,000	2,149,450
Freddie Mac 1.000% due 09/29/17	2,680,000	2,679,459

Total U.S. Government Agency Issues (Cost $7,332,937)		7,400,752

U.S. TREASURY OBLIGATIONS - 18.8%

U.S. Treasury Bonds - 11.2%

2.250% due 08/15/46	1,700,000	1,499,521
2.500% due 02/15/45	800,000	747,969
2.500% due 02/15/46	1,830,000	1,706,689
2.875% due 05/15/43	4,700,000	4,752,325
2.875% due 11/15/46	7,240,000	7,293,873
3.000% due 05/15/42	3,000,000	3,111,444
3.000% due 02/15/47	5,030,000	5,198,782
3.000% due 05/15/47	3,570,000	3,691,394
3.125% due 02/15/43	3,500,000	3,702,548
3.375% due 05/15/44	19,540,000	21,621,850
3.625% due 08/15/43	11,200,000	12,903,184
3.750% due 11/15/43	11,150,000	13,126,081
4.250% due 05/15/39 ‡	200,000	250,902
4.375% due 05/15/40	1,000,000	1,277,949
4.625% due 02/15/40	400,000	528,125

		81,412,636

U.S. Treasury Inflation Protected Securities - 5.7%

0.125% due 04/15/21 ^	7,490,287	7,481,142
0.125% due 04/15/22 ^	1,950,592	1,941,863
0.125% due 01/15/23 ^	9,640,176	9,555,776
0.125% due 07/15/26 ^	3,539,816	3,415,859
0.250% due 01/15/25 ^	1,651,808	1,623,027
0.375% due 01/15/27 ^	2,125,767	2,088,668
0.625% due 02/15/43 ^	2,467,459	2,274,097
0.750% due 02/15/42 ^	919,828	876,711
0.750% due 02/15/45 ^	737,264	692,720
0.875% due 02/15/47 ^	476,096	462,518
1.000% due 02/15/46 ^	784,312	784,504

	Principal Amount	Value
1.250% due 07/15/20 ^ ‡	$2,915,198	$3,039,508
1.375% due 02/15/44 ^	262,298	285,730
2.125% due 02/15/41 ^	212,152	265,419
2.500% due 01/15/29 ^	2,163,929	2,603,968
3.875% due 04/15/29 ^	2,974,860	4,042,350

		41,433,860

U.S. Treasury Notes - 1.9%

1.125% due 06/30/21	100,000	97,602
1.375% due 05/31/21	230,000	226,833
1.375% due 08/31/23	310,000	297,782
1.625% due 04/30/23	90,000	88,054
1.625% due 05/31/23 ‡	4,300,000	4,205,267
1.750% due 06/30/22	2,320,000	2,305,048
1.875% due 04/30/22	10,000	9,999
2.000% due 05/31/24	250,000	247,954
2.125% due 03/31/24	4,500,000	4,502,722
2.250% due 11/15/25	200,000	200,059
2.250% due 02/15/27	600,000	597,422
2.375% due 05/15/27	290,000	291,915
2.750% due 02/15/24 ‡	400,000	416,109

		13,486,766

Total U.S. Treasury Obligations (Cost $137,769,245)		136,333,262

FOREIGN GOVERNMENT BONDS & NOTES - 4.9%

Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	ARS 14,960,000	956,531
Argentine Republic Government International (Argentina)
5.625% due 01/26/22	$1,130,000	1,159,945
6.875% due 04/22/21	420,000	451,080
7.125% due 07/06/36	460,000	457,010
7.500% due 04/22/26	150,000	161,625
Banco Nacional de Desenvoolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	115,157
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 12,430,000	3,764,277
10.000% due 01/01/23	7,390,000	2,208,591
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	176,000
5.625% due 01/07/41	1,000,000	965,000
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	414,741
3.380% due 11/21/24 ~	7,000,000	979,111
3.390% due 05/21/25 ~	1,000,000	139,540
Colombia Government (Colombia) 5.625% due 02/26/44	$650,000	713,700
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	750,000	771,821
4.875% due 05/05/21 ~	500,000	538,254
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 285,440,013	2,652,771
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$670,000	685,695
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 66,710,000	3,657,908
7.750% due 11/23/34	20,610,000	1,220,764
7.750% due 11/13/42	73,690,000	4,297,458
10.000% due 12/05/24	25,400,000	1,668,832
Peruvian Government International (Peru)
5.625% due 11/18/50	$450,000	546,300
6.550% due 03/14/37	40,000	52,780
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	199,491
3.150% due 06/02/22	CAD 900,000	734,637
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	628,202

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Republic of Poland Government International (Poland) 4.000% due 01/22/24	$1,230,000	$1,317,492
Russian Federal (Russia)
7.000% due 08/16/23	RUB 37,760,000	619,783
7.050% due 01/19/28	95,420,000	1,541,524
7.750% due 09/16/26	11,420,000	194,803
8.150% due 02/03/27	21,200,000	375,345
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,004,469

Total Foreign Government Bonds & Notes (Cost $37,236,455)		35,370,637

MUNICIPAL BONDS - 0.9%

Alabama Economic Settlement Authority 3.163% due 09/15/25	1,000,000	1,016,220
City of Chicago IL ‘B’
5.630% due 01/01/22	400,000	399,208
6.314% due 01/01/44	700,000	650,286
7.750% due 01/01/42	400,000	408,092
New Jersey Economic Development Authority ‘B’ 2.508% due 02/15/19	1,900,000	1,823,848
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	730,000	715,984
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,452,737

Total Municipal Bonds (Cost $6,139,453)		6,466,375

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $315,281)		278,508

SHORT-TERM INVESTMENTS - 13.2%

Certificates of Deposit - 0.5%

Mizuho Bank Ltd (Japan) 1.928% due 12/12/17 §	2,100,000	2,105,237
Sumitomo Mitsui Banking Corp (Japan) 1.946% due 09/15/17 §	1,800,000	1,802,441

		3,907,678

Commercial Paper - 1.9%

Caterpillar Financial Services Corp 1.331% due 07/14/17	1,600,000	1,599,189
Electricite De France 1.783% due 01/05/18	1,500,000	1,486,337
Kroger Co 1.437% due 07/05/17	1,800,000	1,799,648
Natixis SA 1.189% due 07/03/17	3,500,000	3,499,660
Standard Chartered PLC 1.200% due 07/03/17	900,000	899,912
Sumitomo Trust 0.001% due 07/03/17	2,500,000	2,500,000
Syngenta Wilmington Inc 1.712% due 09/14/17	2,000,000	1,992,945

		13,777,691

Foreign Government Issues - 1.7%

Argentina Treasury Bill 2.645% due 09/15/17	400,000	397,803
Japan Treasury Bills
0.071% due 07/24/17	JPY 380,000,000	3,378,687
0.401% due 08/07/17	950,000,000	8,446,972

		12,223,462

	Shares	Value
Money Market Fund - 6.9%

BlackRock Liquidity Funds T-Fund Portfolio	49,758,318	$49,758,318

	Principal Amount
Repurchase Agreement - 1.4%

Barclays PLC 1.190% due 07/05/17 (Dated 06/30/17, repurchase price of $9,700,641; collateralized by US Treasury Securities: 2.500% due 05/15/24 and value $9,867,279)	$9,700,000	9,700,000

U. S. Government Agency Issue - 0.8%

Federal Home Loan Bank 0.975% due 08/25/17	6,000,000	5,991,078

Total Short-Term Investments (Cost $95,496,768)		95,358,227

TOTAL INVESTMENTS - 121.2% (Cost $873,342,822)		877,257,732

OTHER ASSETS & LIABILITIES, NET - (21.2%)		(153,547,281)

NET ASSETS - 100.0%		$723,710,451

Notes to Schedule of Investments

(a)	As of June 30, 2017, $4,570,045 in cash and investments with a total aggregate value of $3,460,920 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2017 was $13,198,341 at a weighted average interest rate of 1.026%.

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
CAD FX (09/17)	96	$144,833
EUR FX (09/17)	51	101,222
Euro-Bobl (09/17)	7	(10,761)
Euro-BTP (09/17)	97	146,949
Euro-Bund (09/17)	57	(105,407)
Eurodollar (03/18)	67	11,495
Eurodollar (12/18)	229	172,881
GBP FX (09/17)	3	1,078
MXN FX (09/17)	140	25,715
U.S. Treasury 2-Year Notes (09/17)	316	(77,740)
U.S. Treasury 5-Year Notes (09/17)	2,775	(878,768)
U.S. Treasury 10-Year Notes (09/17)	314	(112,130)
U.S. Ultra Long Bonds (09/17)	203	371,405
United Kingdom Gilt (09/17)	1	(2,763)

		(211,991)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AUD FX (09/17)	43	($56,320)
Canada 10-Year Bonds (09/17)	25	73,251
Euro-BTP (09/17)	5	(5,716)
Euro-Bund (09/17)	224	448,067
Euro-Buxl (09/17)	4	11,917
Eurodollar (09/17)	61	(5,329)
Eurodollar (09/17)	176	1,791
Eurodollar (12/17)	652	186,775
Eurodollar (03/18)	69	13,134
Eurodollar (06/18)	110	14,320
Eurodollar (09/18)	38	(10,361)
Eurodollar (12/18)	41	(7,082)
Eurodollar (03/19)	29	(5,352)
Eurodollar (12/19)	171	(161,256)
Euro-OAT (09/17)	150	158,979
Japan 10-Year Bonds (09/17)	6	32,007
JPY FX (09/17)	149	425,553
U.S. Treasury 10-Year Notes (09/17)	249	203,097
U.S. Treasury Ultra 10-Year Notes (09/17)	41	11,905
U.S. Ultra Long Bonds (09/17)	295	98,675
United Kingdom Gilt (09/17)	21	51,954

		1,480,009

Total Futures Contracts		$1,268,018

(d)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	16,484,900	USD	4,951,462	07/17	BRC	$2,371
CAD	2,870,640	USD	2,155,054	07/17	BRC	59,461
CAD	1,080,000	USD	823,924	07/17	JPM	8,978
CHF	1,010,000	USD	1,054,519	07/17	DUB	(877)
CHF	236,000	USD	243,956	07/17	UBS	2,241
DKK	99,000	USD	15,096	01/18	DUB	273
DKK	609,000	USD	93,420	04/18	HSB	1,648
EUR	266,577	USD	304,000	07/17	BNP	522
EUR	2,603,000	USD	2,923,941	07/17	BRC	50,786
EUR	118,000	USD	134,132	07/17	DUB	678
EUR	3,532,000	USD	3,952,318	07/17	HSB	82,864
EUR	754,000	USD	846,863	07/17	SCB	14,555
EUR	771,000	USD	879,968	07/17	UBS	872
EUR	358,000	USD	408,817	08/17	JPM	805
GBP	4,932,000	USD	6,231,696	07/17	BRC	194,720
GBP	3,552,000	USD	4,532,769	07/17	HSB	94,334
GBP	564,000	USD	716,816	07/17	UBS	17,893
GBP	3,297,000	USD	4,229,217	08/17	UBS	69,689
IDR	36,335,220,000	USD	2,718,685	07/17	JPM	1,329
IDR	5,414,010,000	USD	398,940	10/17	SCB	2,200
INR	280,700,000	USD	4,309,842	07/17	BRC	21,059
JPY	269,800,000	USD	2,455,828	07/17	BRC	(56,540)
JPY	306,100,000	USD	2,771,639	07/17	JPM	(49,541)
JPY	48,100,000	USD	438,786	07/17	UBS	(11,040)
JPY	606,700,000	USD	5,425,369	08/17	UBS	(23,422)
USD	800,741	CAD	1,080,000	07/17	JPM	(32,161)
USD	824,355	CAD	1,080,000	08/17	JPM	(8,999)
USD	2,913,475	CNH	19,925,254	10/17	BRC	(56,904)
USD	6,816,938	CNY	46,696,029	10/17	BRC	(175,995)
USD	2,280,258	DKK	14,948,000	07/17	BRC	(16,169)
USD	9,032,006	DKK	58,979,000	10/17	HSB	(75,237)
USD	8,528,135	DKK	58,024,000	01/18	JPM	(480,035)
USD	1,337,290	DKK	9,128,000	01/18	UBS	(79,823)
USD	2,519,936	DKK	17,162,000	04/18	JPM	(159,128)
USD	3,497,549	DKK	23,664,000	04/18	UBS	(196,504)
USD	564,710	EUR	500,000	07/17	BNP	(6,990)
USD	496,009	EUR	465,398	07/17	BRC	(36,127)
USD	191,252	EUR	170,000	07/17	JPM	(2,967)
USD	6,483,491	EUR	5,764,000	07/17	UBS	(101,670)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,878,011	EUR	1,648,000	08/17	BRC	($7,624)
USD	479,382	GBP	370,000	07/17	BRC	(2,851)
USD	3,900,317	GBP	3,041,000	07/17	HSB	(61,119)
USD	4,225,435	GBP	3,297,000	07/17	UBS	(69,485)
USD	598,666	JPY	65,362,363	07/17	BRC	17,022
USD	155,900	JPY	17,300,000	07/17	SCB	2,054
USD	8,919,913	JPY	986,700,000	07/17	UBS	142,494
USD	8,554,313	JPY	950,000,000	08/17	UBS	94,028
USD	6,326,450	KRW	7,100,175,254	09/17	UBS	113,541
USD	3,971,522	MXN	75,097,505	07/17	BRC	(152,396)
USD	3,791,276	SGD	5,231,392	09/17	SCB	(13,251)
USD	5,293,693	TWD	161,140,000	07/17	BRC	(6,965)
USD	9,600,364	TWD	291,371,036	09/17	JPM	(5,539)

Total Forward Foreign Currency Contracts						($892,942)

(e)	Purchased options outstanding as of June 30, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$900,000	$88,800	$30,068
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	9,351

							$118,140	$39,419

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - EUR FX (07/17)	$1.13	07/07/17	CME	3	$3,935	$8,213
Call - EUR FX (07/17)	1.13	07/07/17	CME	4	3,613	8,500
Call - CAD FX (07/17)	74.50	07/07/17	CME	5	3,006	13,700
Call - U.S. Treasury 5-Year Notes (08/17)	118.50	07/21/17	CME	20	5,026	1,406
Call - U.S. Treasury 10-Year Notes (08/17)	125.75	07/21/17	CME	17	8,508	6,906
Call - U.S. Treasury 10-Year Notes (08/17)	126.00	07/21/17	CME	16	6,271	4,750
Call - U.S. Treasury 10-Year Notes (08/17)	126.50	07/21/17	CME	17	6,696	2,656
Call - U.S. Treasury 10-Year Notes (08/17)	127.00	07/21/17	CME	39	16,221	3,047
Call - U.S. Treasury 10-Year Notes (08/17)	127.50	07/21/17	CME	14	6,311	656
Call - U.S. Treasury 30-Year Bonds (08/17)	155.00	07/21/17	CME	5	5,407	3,203
Call - U.S. Treasury 30-Year Bonds (08/17)	155.50	07/21/17	CME	4	3,638	1,938
Call - U.S. Treasury 30-Year Bonds (08/17)	156.00	07/21/17	CME	7	7,288	2,625
Call - CAD FX (08/17)	74.50	08/04/17	CME	4	2,453	11,200
Call - U.S. Treasury 5-Year Notes (09/17)	118.75	08/25/17	CME	21	8,654	2,953

					87,027	71,753

Put - AUD FX (07/17)	75.00	07/07/17	CME	8	3,666	240
Put - U.S. Treasury 5-Year Notes (08/17)	115.50	07/21/17	CME	600	6,638	14,063
Put - U.S. Treasury 10-Year Notes (08/17)	126.00	07/21/17	CME	53	27,000	40,578
Put - U.S. Treasury 10-Year Notes (08/17)	126.50	07/21/17	CME	10	5,970	11,250
Put - U.S. Treasury 30-Year Bonds (08/17)	154.00	07/21/17	CME	2	2,475	2,719
Put - U.S. Treasury 30-Year Bonds (08/17)	156.50	07/21/17	CME	9	8,889	27,844
Put - Euro-Bund (08/17)	EUR 163.00	07/21/17	CME	7	3,807	11,753
Put - Euro-Bund (08/17)	164.50	07/21/17	CME	3	2,156	9,286
Put - JPY FX (08/17)	$91.00	08/04/17	CME	7	7,623	19,425
Put - U.S. Treasury 5-Year Notes (09/17)	109.25	08/25/17	CME	617	5,269	—
Put - U.S. Treasury 10-Year Notes (09/17)	111.00	08/25/17	CME	150	1,229	—
Put - U.S. Treasury 5-Year Notes (09/17)	112.00	08/25/17	CME	1,248	23,556	19,500
Put - Euro-Bund (09/17)	EUR 146.00	08/25/17	CME	67	815	765
Put - Eurodollar (03/18)	$98.25	03/19/18	CME	122	10,748	9,913

					109,841	167,336

Total Options on Futures					$196,868	$239,089

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 08/14/47	$73.00	08/07/17	JPM	$7,000,000	$273	$—

Total Purchased Options					$315,281	$278,508

(f)	Transactions in written options for the three-month period ended June 30, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2017	934	21,800,000	$674,565
Call Options Written	314	—	132,697
Put Options Written	123	8,000,000	66,893
Call Options Expired	(577)	(5,100,000)	(302,264)
Put Options Expired	(357)	(6,000,000)	(182,271)

Outstanding, June 30, 2017	437	18,700,000	$389,620

(g)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.51	09/27/17	JPM	$3,900,000	$60,450	($49,908)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($6)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(29)

						$18,060	($35)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$1,200,000	$26,727	($5,284)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(16,732)

							$111,520	($22,016)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - JPY FX (07/17)	$90.00	07/07/17	CME	18	$12,992	($2,925)
Call - U.S. Treasury 5-Year Notes (08/17)	118.25	07/21/17	CME	5	921	(625)
Call - U.S. Treasury 5-Year Notes (08/17)	118.75	07/21/17	CME	19	3,094	(742)
Call - U.S. Treasury 30-Year Bonds (08/17)	157.00	07/21/17	CME	25	13,981	(5,469)
Call - U.S. Treasury 30-Year Bonds (08/17)	158.00	07/21/17	CME	5	3,343	(703)
Call - U.S. Treasury 30-Year Bonds (08/17)	159.00	07/21/17	CME	9	2,705	(844)
Call - U.S. Treasury 30-Year Bonds (08/17)	160.00	07/21/17	CME	4	1,440	(250)
Call - EUR FX (08/17)	1.13	08/04/17	CME	8	7,474	(20,000)
Call - U.S. Treasury 5-Year Notes (09/17)	119.75	08/25/17	CME	5	609	(156)
Call - U.S. Treasury 10-Year Notes (09/17)	126.50	08/25/17	CME	14	7,173	(5,906)
Call - U.S. Treasury 10-Year Notes (09/17)	127.00	08/25/17	CME	19	12,438	(5,641)
Call - U.S. Treasury 10-Year Notes (09/17)	128.00	08/25/17	CME	10	3,093	(1,406)
Call - U.S. Treasury 30-Year Bonds (09/17)	157.00	08/25/17	CME	49	48,763	(33,688)
Call - U.S. Treasury 30-Year Bonds (09/17)	158.00	08/25/17	CME	2	1,744	(969)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	122	12,927	(4,575)

					132,697	(83,899)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - JPY FX (07/17)	$88.00	07/07/17	CME	8	$2,874	($600)
Put - JPY FX (07/17)	89.00	07/07/17	CME	2	406	(850)
Put - U.S. Treasury 5-Year Notes (08/17)	118.00	07/21/17	CME	24	3,484	(9,187)
Put - U.S. Treasury 10-Year Notes (08/17)	124.00	07/21/17	CME	30	6,934	(3,750)
Put - U.S. Treasury 10-Year Notes (08/17)	125.50	07/21/17	CME	12	3,977	(6,000)
Put - U.S. Treasury 30-Year Bonds (08/17)	152.00	07/21/17	CME	11	4,433	(6,875)
Put - U.S. Treasury 30-Year Bonds (08/17)	155.00	07/21/17	CME	15	9,842	(29,297)
Put - U.S. Treasury 30-Year Bonds (08/17)	155.50	07/21/17	CME	4	2,425	(9,188)
Put - Euro-Bund (08/17)	EUR 162.00	07/21/17	CME	3	903	(3,015)
Put - Euro-Bund (08/17)	163.50	07/21/17	CME	3	1,620	(6,339)
Put - EUR FX (08/17)	$1.11	08/04/17	CME	4	1,612	(300)
Put - U.S. Treasury 30-Year Bonds (09/17)	151.00	08/25/17	CME	7	6,977	(6,781)

					45,487	(82,182)

Total Options on Futures					$178,184	($166,081)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 3.000% due 07/13/47	$98.41	07/06/17	JPM	$5,000,000	$12,500	($13)
Put - Fannie Mae 3.500% due 07/13/47	101.95	07/06/17	JPM	3,000,000	8,906	(189)

					$21,406	($202)

Total Written Options					$389,620	($238,242)

(h)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	1.000%	03/20/19	GSC	0.498%	$1,800,000	$15,985	($16,452)	$32,437
Colombia Government	1.000%	03/20/19	HSB	0.498%	3,500,000	31,082	(28,642)	59,724
Petrobras International Co SA	1.000%	12/20/19	GSC	1.744%	300,000	(5,290)	(32,995)	27,705

						41,777	(78,089)	119,866

			Exchange
Citigroup Inc	1.000%	12/20/20	ICE	0.364%	900,000	19,157	16,973	2,184
Tesco PLC	1.000%	06/20/22	ICE	1.532%	EUR 800,000	(20,751)	(39,734)	18,983

						(1,594)	(22,761)	21,167

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection						$40,183	($100,850)	$141,033

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 28 2Y	5.000%	06/20/22	CME	$16,480,000	($1,130,256)	($1,176,008)	$45,752

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$96,450	$264	$—	$264

			Exchange
CDX IG 23 5Y	1.000%	12/20/19	CME	990,000	16,567	13,423	3,144
CDX IG 25 5Y	1.000%	12/20/20	CME	2,290,000	49,989	4,198	45,791
CDX IG 27 5Y	1.000%	12/20/21	CME	8,890,000	183,113	143,532	39,581
CDX IG 28 5Y	1.000%	06/20/22	CME	20,060,000	381,290	357,931	23,359

					630,959	519,084	111,875

Total Credit Default Swaps on Credit Indices – Sell Protection					$631,223	$519,084	$112,139

Total Credit Default Swaps					($458,850)	($757,774)	$298,924

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.597%	03/29/19	$7,860,000	$3,233	$—	$3,233
3-Month USD-LIBOR	CME	1.138%	10/17/19	12,330,000	(142,736)	—	(142,736)
3-Month USD-LIBOR	CME	1.671%	06/14/20	12,160,000	(19,146)	—	(19,146)
3-Month USD-LIBOR	CME	1.185%	06/13/21	6,780,000	(172,233)	—	(172,233)
3-Month USD-LIBOR	CME	2.054%	03/31/22	1,330,000	7,312	—	7,312

					($323,570)	$—	($323,570)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.250%	06/21/19	$800,000	$5,540	($1,958)	$7,498
3-Month USD-LIBOR	LCH	2.000%	12/16/19	700,000	(5,485)	(15,606)	10,121
3-Month USD-LIBOR	CME	1.250%	06/21/20	6,300,000	89,597	143,709	(54,112)
3-Month USD-LIBOR	CME	1.250%	06/21/21	18,500,000	428,805	558,224	(129,419)
3-Month USD-LIBOR	CME	1.250%	06/21/22	2,000,000	67,056	83,714	(16,658)
3-Month USD-LIBOR	CME	1.897%	08/31/22	10,000,000	34,462	—	34,462
6-Month GBP-LIBOR	LCH	1.000%	09/20/22	GBP 5,300,000	11,221	(35,004)	46,225
3-Month USD-LIBOR	CME	1.900%	11/30/22	$20,584,000	98,734	—	98,734
3-Month USD-LIBOR	LCH	2.250%	12/16/22	17,900,000	(244,176)	(427,194)	183,018
3-Month USD-LIBOR	CME	1.267%	05/15/23	36,224,000	1,544,584	627,471	917,113
6-Month JPY-LIBOR	CME	0.300%	03/18/26	JPY 1,430,000,000	(81,845)	(81,512)	(333)
3-Month USD-LIBOR	CME	1.580%	06/13/26	$6,760,000	367,603	954	366,649
6-Month JPY-LIBOR	LCH	0.300%	09/20/27	JPY 160,000,000	(3,145)	(8,303)	5,158
6-Month GBP-LIBOR	LCH	1.500%	09/20/27	GBP 6,000,000	(89,972)	(157,417)	67,445
3-Month USD-LIBOR	CME	2.474%	11/15/43	$5,760,000	114,012	(22,750)	136,762
3-Month USD-LIBOR	CME	2.750%	12/16/45	4,900,000	(194,441)	(799,654)	605,213
3-Month JPY-LIBOR	CME	0.641%	05/09/46	JPY 187,300,000	83,803	—	83,803
3-Month USD-LIBOR	CME	2.500%	06/15/46	$700,000	9,397	(30,146)	39,543
3-Month CAD-CDOR	CME	1.750%	12/16/46	CAD 300,000	34,865	(4,049)	38,914

					$2,270,615	($169,521)	$2,440,136

Total Interest Rate Swaps					$1,947,045	($169,521)	$2,116,566

Total Swap Agreements					$1,488,195	($927,295)	$2,415,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$233,319,105	$—	$233,319,105	$—
	Senior Loan Notes	18,689,114	—	18,689,114	—
	Mortgage-Backed Securities	297,114,087	—	297,114,087	—
	Asset-Backed Securities	46,927,665	—	46,266,787	660,878
	U.S. Government Agency Issues	7,400,752	—	7,400,752	—
	U.S. Treasury Obligations	136,333,262	—	136,333,262	—
	Foreign Government Bonds & Notes	35,370,637	—	35,370,637	—
	Municipal Bonds	6,466,375	—	6,466,375	—
	Short-Term Investments	95,358,227	59,458,318	35,899,909	—
	Derivatives:
	Credit Contracts
	Swaps	697,447	—	697,447	—
	Foreign Currency Contracts
	Futures	698,401	698,401	—	—
	Forward Foreign Currency Contracts	996,417	—	996,417	—
	Purchased Options	61,278	—	61,278	—

	Total Foreign Currency Contracts	1,756,096	698,401	1,057,695	—

	Interest Rate Contracts
	Futures	2,008,602	2,008,602	—	—
	Purchased Options	217,230	—	217,230	—
	Swaps	2,900,224	—	2,900,224	—

	Total Interest Rate Contracts	5,126,056	2,008,602	3,117,454	—

	Total Assets - Derivatives	7,579,599	2,707,003	4,872,596	—

	Total Assets	884,558,823	62,165,321	821,732,624	660,878

Liabilities	Sale-buyback Financing Transactions	(13,727,459)	—	(13,727,459)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,156,297)	—	(1,156,297)	—
	Foreign Currency Contracts
	Futures	(56,320)	(56,320)	—	—
	Forward Foreign Currency Contracts	(1,889,359)	—	(1,889,359)	—
	Written Options	(74,583)	—	(74,583)	—

	Total Foreign Currency Contracts	(2,020,262)	(56,320)	(1,963,942)	—

	Interest Rate Contracts
	Futures	(1,382,665)	(1,382,665)	—	—
	Written Options	(163,659)	—	(163,659)	—
	Swaps	(953,179)	—	(953,179)	—

	Total Interest Rate Contracts	(2,499,503)	(1,382,665)	(1,116,838)	—

	Total Liabilities - Derivatives	(5,676,062)	(1,438,985)	(4,237,077)	—

	Total Liabilities	(19,403,521)	(1,438,985)	(17,964,536)	—

	Total	$865,155,302	$60,726,336	$803,768,088	$660,878

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.7%

Basic Materials - 2.6%

Anglo American Capital PLC (United Kingdom) 2.625% due 09/27/17 ~	$730,000	$731,095
Goldcorp Inc (Canada) 2.125% due 03/15/18	505,000	505,630
International Paper Co 7.950% due 06/15/18	1,100,000	1,163,307
INVISTA Finance LLC 4.250% due 10/15/19 ~	315,000	326,088
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	226,126
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	325,000	335,589
The Sherwin-Williams Co 2.250% due 05/15/20	850,000	852,424

		4,140,259

Communications - 4.0%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	695,000	700,791
AT&T Inc 2.300% due 03/11/19	550,000	553,508
Baidu Inc (China) 2.750% due 06/09/19	410,000	415,061
BellSouth LLC 4.285% due 04/26/21 ~	880,000	896,214
Charter Communications Operating LLC 3.579% due 07/23/20	370,000	382,588
4.464% due 07/23/22	50,000	53,326
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	241,250
eBay Inc 2.150% due 06/05/20	220,000	220,143
JD.com Inc (China) 3.125% due 04/29/21	370,000	370,468
Omnicom Group Inc 6.250% due 07/15/19	510,000	552,691
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	500,000	505,394
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	202,700
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	295,423
Thomson Reuters Corp (Canada) 1.650% due 09/29/17	250,000	250,073
Time Warner Cable LLC 6.750% due 07/01/18	350,000	366,268
8.250% due 04/01/19	325,000	358,684
8.750% due 02/14/19	145,000	159,552

		6,524,134

Consumer, Cyclical - 5.0%

Brinker International Inc 2.600% due 05/15/18	545,000	546,253
CVS Health Corp 1.900% due 07/20/18	175,000	175,501
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	475,000	474,838
1.750% due 10/30/19 ~	165,000	163,992
2.375% due 08/01/18 ~	325,000	327,139
Delphi Automotive PLC 3.150% due 11/19/20	340,000	347,563
Delta Air Lines Inc 2.875% due 03/13/20	410,000	415,599
Dollar Tree Inc 5.250% due 03/01/20	100,000	102,813

	Principal Amount	Value
Ford Motor Credit Co LLC 1.684% due 09/08/17	$200,000	$200,059
2.021% due 05/03/19	250,000	249,733
2.375% due 01/16/18	200,000	200,660
2.551% due 10/05/18	385,000	387,662
General Motors Co 3.500% due 10/02/18	175,000	178,131
General Motors Financial Co Inc 3.100% due 01/15/19	200,000	202,815
4.750% due 08/15/17	200,000	200,688
GLP Capital LP 4.375% due 11/01/18	650,000	667,875
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	125,000	127,031
Hyundai Capital America 1.750% due 09/27/19 ~	175,000	172,437
2.400% due 10/30/18 ~	125,000	125,305
2.500% due 03/18/19 ~	625,000	627,205
2.875% due 08/09/18 ~	175,000	176,490
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	200,658
Newell Brands Inc 2.050% due 12/01/17	590,000	591,033
Nissan Motor Acceptance Corp (Japan) 1.550% due 09/13/19 ~	300,000	296,732
1.950% due 09/12/17 ~	275,000	275,141
QVC Inc 3.125% due 04/01/19	240,000	242,770
Scientific Games International Inc 7.000% due 01/01/22 ~	305,000	325,588
Toyota Motor Credit Corp 1.550% due 07/13/18	175,000	175,333

		8,177,044

Consumer, Non-Cyclical - 7.6%

Abbott Laboratories 2.350% due 11/22/19	845,000	851,884
2.900% due 11/30/21	225,000	227,370
AbbVie Inc 1.800% due 05/14/18	725,000	726,075
2.300% due 05/14/21	125,000	124,793
Allergan Funding SCS 2.350% due 03/12/18	460,000	462,005
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	400,000	401,062
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	430,000	429,979
Anthem Inc 2.300% due 07/15/18	500,000	502,946
Baxalta Inc 2.000% due 06/22/18	50,000	50,093
2.067% due 06/22/18 §	40,000	40,204
Becton Dickinson and Co 2.404% due 06/05/20	330,000	330,932
2.675% due 12/15/19	325,000	329,189
Bunge Ltd Finance Corp 3.500% due 11/24/20	55,000	56,427
8.500% due 06/15/19	275,000	307,718
Catholic Health Initiatives 1.600% due 11/01/17	65,000	65,016
2.600% due 08/01/18	130,000	130,724
Celgene Corp 1.900% due 08/15/17	161,000	161,073
2.125% due 08/15/18	225,000	225,936
2.300% due 08/15/18	325,000	326,960
EMD Finance LLC (Germany) 1.700% due 03/19/18 ~	336,000	336,015
ERAC USA Finance LLC 2.800% due 11/01/18 ~	400,000	404,258
6.375% due 10/15/17 ~	140,000	141,822

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Express Scripts Holding Co 2.250% due 06/15/19	$415,000	$416,589
HCA Inc 3.750% due 03/15/19	330,000	337,425
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	405,000	404,908
Humana Inc 2.625% due 10/01/19	835,000	845,540
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	500,000	500,729
2.050% due 07/20/18 ~	400,000	400,256
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	83,835
Reynolds American Inc 2.300% due 06/12/18	250,000	251,149
8.125% due 06/23/19	300,000	334,762
S&P Global Inc 2.500% due 08/15/18	35,000	35,255
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	925,000	921,243
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.400% due 07/20/18	400,000	399,165
1.700% due 07/19/19	465,000	461,088
2.200% due 07/21/21	250,000	245,627
The Kroger Co 1.500% due 09/30/19	70,000	69,002
2.300% due 01/15/19	80,000	80,354

		12,419,408

Diversified - 0.1%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	220,000	219,606

Energy - 5.7%

Canadian Natural Resources Ltd (Canada) 1.750% due 01/15/18	175,000	175,009
China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	800,000	801,511
3.125% due 01/20/20 ~	300,000	303,035
Columbia Pipeline Group Inc 2.450% due 06/01/18	130,000	130,627
ConocoPhillips Co 1.050% due 12/15/17	90,000	89,844
DCP Midstream Operating LP 2.500% due 12/01/17	1,065,000	1,066,331
Encana Corp (Canada) 6.500% due 05/15/19	25,000	26,677
Energy Transfer Equity LP 7.500% due 10/15/20	305,000	342,362
Energy Transfer LP 6.700% due 07/01/18	345,000	360,556
Enterprise Products Operating LLC 1.650% due 05/07/18	255,000	254,841
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	115,000	117,860
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	255,000	260,330
Marathon Oil Corp 6.000% due 10/01/17	580,000	585,544
Murphy Oil Corp 3.500% due 12/01/17	1,145,000	1,152,030
NuStar Logistics LP 8.150% due 04/15/18	670,000	703,500
ONEOK Partners LP 3.200% due 09/15/18	475,000	480,701
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	20,000	20,278

	Principal Amount	Value
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19	$80,000	$80,760
3.500% due 07/23/20	250,000	253,250
Phillips 66 1.786% due 04/15/19 § ~	150,000	150,365
Plains All American Pipeline LP 6.500% due 05/01/18	545,000	564,550
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	355,000	386,743
Spectra Energy Partners LP 2.950% due 09/25/18	540,000	546,239
Tesoro Corp 4.250% due 10/01/17	175,000	175,547
Valero Energy Corp 9.375% due 03/15/19	145,000	162,335

		9,190,825

Financial - 19.0%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	495,000	496,269
AerCap Ireland Capital DAC (Netherlands) 3.500% due 05/26/22	150,000	154,089
3.950% due 02/01/22	150,000	156,321
Air Lease Corp 2.125% due 01/15/18	185,000	185,354
2.125% due 01/15/20	370,000	368,431
Ally Financial Inc 3.250% due 11/05/18	250,000	253,675
3.500% due 01/27/19	650,000	660,562
American Express Co 1.762% due 05/22/18 §	350,000	351,407
American Express Credit Corp 2.200% due 03/03/20	195,000	195,988
American International Group Inc 2.300% due 07/16/19	250,000	251,455
5.850% due 01/16/18	175,000	178,942
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	200,790
Banco Santander SA (Spain) 2.865% due 04/11/22 §	200,000	206,298
Bank of America Corp 1.700% due 08/25/17	200,000	200,094
2.000% due 01/11/18	400,000	400,667
2.316% due 01/20/23 §	295,000	298,446
2.503% due 10/21/22	95,000	93,889
5.650% due 05/01/18	175,000	180,534
6.400% due 08/28/17	640,000	644,570
6.875% due 04/25/18	155,000	161,331
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	425,000	428,458
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	590,000	600,255
Barclays PLC (United Kingdom) 2.929% due 01/10/23 §	375,000	382,755
BB&T Corp 2.050% due 06/19/18	250,000	251,015
Berkshire Hathaway Inc 1.150% due 08/15/18	110,000	109,622
Bestgain Real Estate Ltd (China) 2.625% due 03/13/18 ~	690,000	690,430
BPCE SA (France) 2.392% due 05/22/22 § ~	250,000	252,394
2.500% due 12/10/18	600,000	605,486
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	35,824
Capital One NA 1.650% due 02/05/18	250,000	249,936
1.850% due 09/13/19	665,000	659,757
CBOE Holdings Inc 1.950% due 06/28/19	165,000	165,030

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Citigroup Inc 1.550% due 08/14/17	$275,000	$275,029
1.800% due 02/05/18	500,000	500,457
1.850% due 11/24/17	300,000	300,504
2.050% due 06/07/19	325,000	325,375
2.094% due 01/10/20 §	310,000	312,351
2.900% due 12/08/21	310,000	313,427
Citizens Bank NA 2.300% due 12/03/18	605,000	607,393
2.450% due 12/04/19	300,000	302,743
CNA Financial Corp 6.950% due 01/15/18	50,000	51,314
7.350% due 11/15/19	110,000	122,997
CNO Financial Group Inc 4.500% due 05/30/20	215,000	224,138
Crown Castle International Corp REIT 2.250% due 09/01/21	255,000	251,170
3.400% due 02/15/21	110,000	113,047
DDR Corp REIT 4.750% due 04/15/18	145,000	147,861
Discover Bank 2.000% due 02/21/18	325,000	325,454
2.600% due 11/13/18	250,000	252,217
7.000% due 04/15/20	410,000	455,337
Grain Spectrum Funding LLC 4.000% due 10/10/33 ~	140,000	139,982
ING Groep NV (Netherlands) 2.445% due 03/29/22 §	205,000	208,521
JPMorgan Chase & Co 1.771% due 03/09/21 §	315,000	315,113
2.383% due 10/24/23 §	310,000	314,928
6.300% due 04/23/19	220,000	236,849
KeyBank NA 1.600% due 08/22/19	250,000	248,236
Kimco Realty Corp REIT 6.875% due 10/01/19	130,000	143,226
MassMutual Global Funding II 2.100% due 08/02/18 ~	400,000	401,896
Morgan Stanley 2.003% due 01/24/19 §	775,000	780,729
2.125% due 04/25/18	600,000	602,103
2.500% due 01/24/19	225,000	226,830
New York Life Global Funding 1.550% due 11/02/18 ~	425,000	424,360
PNC Bank NA 1.800% due 11/05/18	625,000	626,014
Principal Life Global Funding II 1.500% due 04/18/19 ~	200,000	198,214
Provident Cos Inc 7.000% due 07/15/18	406,000	425,847
Regions Bank 2.250% due 09/14/18	375,000	376,633
7.500% due 05/15/18	250,000	261,778
Reinsurance Group of America Inc 6.450% due 11/15/19	30,000	32,840
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	55,896
Simon Property Group LP REIT 2.350% due 01/30/22	135,000	133,844
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	250,000	247,265
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	195,000	195,082
2.100% due 08/19/19 ~	200,000	199,376
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 07/23/18	400,000	401,128
SunTrust Banks Inc 2.500% due 05/01/19	160,000	161,575

	Principal Amount	Value
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	$450,000	$450,562
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.150% due 09/14/18 ~	225,000	225,514
2.700% due 09/09/18 ~	210,000	211,911
The Goldman Sachs Group Inc 2.277% due 04/26/22 §	295,000	297,404
2.300% due 12/13/19	295,000	295,937
2.900% due 07/19/18	130,000	131,511
6.150% due 04/01/18	1,050,000	1,083,899
The Huntington National Bank 2.375% due 03/10/20	830,000	833,412
The Toronto-Dominion Bank (Canada) 1.400% due 04/30/18	250,000	249,841
1.450% due 09/06/18	190,000	189,667
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	46,121
UBS Group Funding Switzerland AG (Switzerland) 2.406% due 05/23/23 § ~	835,000	848,219
Ventas Realty LP REIT 2.000% due 02/15/18	370,000	370,555
4.000% due 04/30/19	460,000	472,958
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	720,000	727,517
Voya Financial Inc 2.900% due 02/15/18	205,000	206,420
WEA Finance LLC REIT (Australia) 1.750% due 09/15/17 ~	600,000	600,027
2.700% due 09/17/19 ~	300,000	302,647
Wells Fargo & Co 2.263% due 01/24/23 §	295,000	298,316
Westpac Banking Corp (Australia) 2.250% due 07/30/18	400,000	402,206
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	251,196

		30,804,993

Industrial - 3.9%

Agilent Technologies Inc 6.500% due 11/01/17	87,000	88,257
Amphenol Corp 1.550% due 09/15/17	95,000	94,983
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,375
GATX Corp 2.375% due 07/30/18	470,000	471,889
2.500% due 07/30/19	215,000	216,238
2.600% due 03/30/20	65,000	65,710
Harris Corp 1.999% due 04/27/18	555,000	555,874
Kansas City Southern 2.350% due 05/15/20	235,000	234,744
Keysight Technologies Inc 3.300% due 10/30/19	700,000	713,434
Martin Marietta Materials Inc 1.822% due 05/22/20 §	90,000	90,289
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	170,000	170,948
2.875% due 07/17/18 ~	810,000	818,341
3.375% due 03/15/18 ~	248,000	250,845
Rockwell Collins Inc 1.950% due 07/15/19	125,000	125,250
Roper Technologies Inc 2.050% due 10/01/18	645,000	646,477
2.800% due 12/15/21	95,000	95,897
3.000% due 12/15/20	25,000	25,606
SBA Tower Trust 2.240% due 04/09/43 ~	300,000	299,914
3.168% due 04/09/47 ~	285,000	285,642
3.598% due 04/09/43 ~	250,000	250,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Stanley Black & Decker Inc 1.622% due 11/17/18	$75,000	$74,844
2.451% due 11/17/18	467,000	471,719
Vulcan Materials Co 1.846% due 06/15/20 §	215,000	215,078

		6,313,502

Technology - 1.8%

Broadcom Corp 2.375% due 01/15/20 ~	615,000	616,228
3.000% due 01/15/22 ~	190,000	191,876
DXC Technology Co 2.875% due 03/27/20 ~	280,000	283,685
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	247,526
Hewlett Packard Enterprise Co 2.450% due 10/05/17	224,000	224,605
2.850% due 10/05/18	740,000	746,579
QUALCOMM Inc 2.100% due 05/20/20	170,000	170,842
2.600% due 01/30/23	115,000	114,716
Seagate HDD Cayman 3.750% due 11/15/18	135,000	138,324
Xerox Corp 5.625% due 12/15/19	155,000	165,488

		2,899,869

Utilities - 4.0%

Dominion Energy Inc 1.500% due 09/30/18 ~	120,000	119,200
1.875% due 12/15/18 ~	350,000	349,666
2.125% due 02/15/18 ~	200,000	200,082
2.579% due 07/01/20	110,000	110,639
2.962% due 07/01/19 §	45,000	45,697
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	320,770
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	585,548
FirstEnergy Corp 2.750% due 03/15/18	145,000	145,948
2.850% due 07/15/22	240,000	239,455
Great Plains Energy Inc 2.500% due 03/09/20	180,000	181,784
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	75,000	74,796
2.056% due 09/01/17	35,000	35,018
2.300% due 04/01/19	200,000	201,010
PPL Capital Funding Inc 1.900% due 06/01/18	410,000	410,527
San Diego Gas & Electric Co 1.914% due 02/01/22	139,286	137,803
Sempra Energy 1.625% due 10/07/19	265,000	262,736
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	613,528
TECO Finance Inc 1.904% due 04/10/18 §	300,000	300,729
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	350,000	356,805
The Southern Co 1.850% due 07/01/19	625,000	622,904
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	1,240,000	1,239,980

		6,554,625

Total Corporate Bonds & Notes (Cost $87,066,775)		87,244,265

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 12.9%

Collateralized Mortgage Obligations - Commercial - 3.4%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 § ~	$205,000	$205,693
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	90,452	90,357
6.158% due 02/10/51 §	8,202	8,204
BANK 2017-BNK4 2.002% due 05/15/50	521,556	521,860
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	36,075	36,033
1.637% due 06/10/48	193,056	192,651
1.643% due 09/10/58	45,824	45,609
CLNS Trust 1.800% due 06/11/32 § ~	395,000	395,681
Commercial Mortgage Trust 1.443% due 08/10/49	67,022	66,126
1.445% due 12/10/47	122,603	122,321
1.604% due 10/10/48	68,476	68,236
1.667% due 07/10/50	182,581	182,573
1.770% due 02/10/49	8,360	8,355
1.848% due 11/10/49	583,845	581,630
1.965% due 02/10/50	94,656	94,506
1.978% due 02/13/32 § ~	180,000	180,493
3.009% due 08/10/46	350,000	355,014
3.221% due 10/10/48	200,000	205,730
Freddie Mac Multifamily Structured Pass-Through Certificates 1.369% due 05/25/19	15,512	15,499
1.426% due 08/25/17	60,361	60,313
GS Mortgage Securities Trust 1.429% due 10/10/49	57,838	57,221
1.593% due 07/10/48	64,312	64,184
Hospitality Mortgage Trust 1.939% due 05/08/30 § ~	140,000	140,328
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	220,807	218,437
JPMBB Commercial Mortgage Securities Trust 1.322% due 08/15/47	53,547	53,405
1.423% due 06/15/49	25,115	24,935
1.445% due 10/15/48	57,257	57,032
1.451% due 09/15/47	32,757	32,690
1.539% due 11/15/47	40,152	40,066
1.626% due 05/15/48	83,127	82,960
Morgan Stanley Bank of America Merrill Lynch Trust 1.389% due 09/15/49	385,284	380,449
1.597% due 05/15/49	20,764	20,652
1.686% due 10/15/47	73,269	73,293
1.706% due 05/15/48	136,382	135,943
Morgan Stanley Capital I Trust 1.638% due 05/15/48	126,548	126,268
Wells Fargo Commercial Mortgage Trust 1.441% due 10/15/49	47,755	47,420
1.471% due 04/15/50	125,300	124,870
1.531% due 05/15/48	112,614	112,261
1.577% due 01/15/59	52,016	51,764
1.968% due 07/15/50	170,000	170,174
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47	27,053	26,950
1.663% due 10/15/57	70,304	70,236

		5,548,422

Collateralized Mortgage Obligations - Residential - 3.8%

COLT Mortgage Loan Trust 2.614% due 05/27/47 § ~	321,335	323,797
3.074% due 05/27/47 § ~	93,140	93,845
Deutsche Alt-A Securities Inc Mortgage Loan Trust 1.616% due 04/25/35 §	118,908	109,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
DSLA Mortgage Loan Trust 2.049% due 09/19/44 §	$389,017	$372,768
Fannie Mae Connecticut Avenue Securities 2.066% due 11/25/29 §	268,306	269,503
2.166% due 10/25/29 §	410,997	413,108
2.366% due 09/25/29 §	505,649	510,271
2.516% due 04/25/29 §	269,314	273,115
3.316% due 08/25/28 §	120,741	122,088
Fannie Mae REMICS 1.716% due 11/25/46 §	457,815	460,622
5.000% due 08/25/19	22,383	22,725
Freddie Mac REMICS 1.659% due 09/15/46 §	1,502,070	1,519,104
Freddie Mac Structured Agency Credit Risk Debt 1.959% due 12/25/29 §	250,000	251,030
2.316% due 05/25/25 §	46,033	46,142
2.416% due 08/25/29 §	243,676	246,462
2.416% due 10/25/29 §	416,258	422,415
2.966% due 09/25/28 §	126,151	126,851
GS Mortgage-Backed Securities Trust 2.476% due 07/25/44 § ~	44,700	44,331
HarborView Mortgage Loan Trust 1.649% due 05/19/35 §	95,684	89,845
JP Morgan Alternative Loan Trust 1.406% due 06/25/37 §	45,943	45,708
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	83,012	83,376
2.750% due 07/25/59 § ~	195,000	195,000
Structured Adjustable Rate Mortgage Loan Trust 3.431% due 11/25/34 §	100,798	100,356

		6,142,412

Fannie Mae - 5.6%

3.000% due 11/01/29	84,042	86,392
3.000% due 02/01/30	66,061	67,893
3.000% due 07/01/30	211,538	217,401
3.000% due 09/01/30	106,982	109,951
3.000% due 05/01/32	1,178,623	1,210,710
3.500% due 06/01/29	549,954	572,700
3.500% due 09/01/43	135,637	139,548
3.500% due 01/01/44	231,407	238,447
3.500% due 07/01/44	427,507	440,068
3.500% due 04/01/46	30,135	30,970
3.500% due 07/01/47	240,000	246,443
4.000% due 09/01/26	51,504	54,231
4.000% due 11/01/44	505,212	531,479
4.500% due 04/01/26	67,159	70,776
4.500% due 07/01/26	393,529	415,819
4.500% due 03/01/46	949,918	1,019,099
5.000% due 07/01/19	14,884	15,247
5.000% due 01/01/20	491	503
5.000% due 09/01/25	114,510	121,550
5.000% due 02/01/41	468,735	512,240
5.000% due 11/01/44	1,089,056	1,191,042
5.500% due 10/01/35	96,593	107,943
5.500% due 01/01/36	169,858	190,365
5.500% due 08/01/37	20,888	23,404
5.500% due 06/01/39	23,494	26,208
5.500% due 02/01/42	1,093,383	1,216,836
6.000% due 11/01/35	130,838	148,315
6.000% due 09/01/39	18,105	20,498

		9,026,078

Freddie Mac - 0.0%

5.000% due 10/01/17	379	389
5.000% due 11/01/17	1,781	1,828
5.000% due 12/01/17	599	614
5.000% due 04/01/18	163	167
5.500% due 01/01/20	3,298	3,392
5.500% due 12/01/39	37,749	42,057

		48,447

	Principal Amount	Value
Government National Mortgage Association - 0.1%

6.000% due 07/15/36	$156,071	$180,429

Total Mortgage-Backed Securities (Cost $20,911,823)		20,945,788

ASSET-BACKED SECURITIES - 21.4%

Ally Auto Receivables Trust 2.040% due 12/15/19	40,000	40,129
2.410% due 01/15/21 ~	240,000	241,683
2.460% due 09/15/22	40,000	40,064
2.480% due 02/15/21	40,000	40,081
2.840% due 09/15/22	85,000	85,675
2.930% due 11/15/23	70,000	69,941
AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	165,000	164,396
1.600% due 07/08/19	255,057	255,080
1.700% due 07/08/20	75,000	75,020
1.810% due 10/08/20	25,000	25,038
2.290% due 11/08/19	244,900	245,462
2.300% due 03/08/21	400,000	402,397
2.400% due 01/08/21	400,000	403,240
2.580% due 09/08/20	240,000	241,737
2.710% due 08/18/22	100,000	100,597
2.710% due 09/08/22	315,000	311,889
2.890% due 01/10/22	385,000	390,021
3.000% due 06/08/21	110,000	111,119
3.340% due 08/08/21	135,000	136,972
3.370% due 11/08/21	225,000	228,183
3.580% due 08/09/21	110,000	111,725
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	65,852	65,916
1.910% due 04/15/26 ~	100,000	99,956
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	216,310	216,564
Ascentium Equipment Receivables Trust 1.460% due 04/10/19 ~	48,619	48,580
1.750% due 11/13/18 ~	21,638	21,656
1.870% due 07/10/19 ~	95,000	95,023
2.290% due 06/10/21 ~	95,000	95,123
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 ~	675,000	674,854
2.100% due 03/20/19 ~	500,000	500,983
2.500% due 02/20/21 ~	240,000	239,532
2.620% due 09/20/19 ~	135,000	135,399
2.970% due 02/20/20 ~	350,000	353,688
3.660% due 02/20/20 ~	310,000	314,897
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	166,542	172,052
BMW Vehicle Lease Trust 1.430% due 09/20/19	75,000	74,811
1.980% due 05/20/20	480,000	481,794
2.180% due 06/22/20	185,000	186,146
California Republic Auto Receivables Trust 2.510% due 02/16/21	60,000	60,290
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	60,000	59,941
1.620% due 03/20/19	188,659	188,727
1.630% due 01/20/21	40,000	39,914
1.730% due 09/20/19	155,000	155,170
1.730% due 04/20/20	75,000	75,085
3.220% due 05/20/19	495,000	498,440
CarMax Auto Owner Trust 1.400% due 08/15/21	205,000	203,405
1.690% due 08/15/19	45,000	45,016
1.930% due 11/15/19	65,000	65,075
3.270% due 03/15/22	155,000	156,454

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
CCG Receivables Trust 1.060% due 11/15/21 ~	$27,708	$27,697
1.460% due 11/14/18 ~	76,340	76,315
2.600% due 01/17/23 ~	675,000	676,398
Chrysler Capital Auto Receivables Trust 1.360% due 01/15/20 ~	81,675	81,586
1.640% due 07/15/21 ~	85,000	84,783
3.440% due 08/16/21 ~	380,000	383,416
Citigroup Mortgage Loan Trust Inc 1.376% due 06/25/37 §	56,889	56,816
CNH Equipment Trust 1.440% due 12/15/21	135,000	134,103
1.850% due 04/15/21	124,906	125,233
1.930% due 03/15/24	315,000	312,099
2.400% due 02/15/23	265,000	266,449
DB Master Finance LLC 3.262% due 02/20/45 ~	454,538	458,261
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 ~	323,645	324,826
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	83,454	83,088
Enterprise Fleet Financing LLC 1.300% due 09/20/20 ~	94,921	94,858
1.590% due 02/22/21 ~	162,769	162,793
1.740% due 09/20/20 ~	200,000	199,866
1.740% due 02/22/22 ~	607,896	607,418
1.830% due 09/20/21 ~	254,067	254,100
2.040% due 02/22/22 ~	295,000	293,938
2.090% due 02/22/21 ~	250,000	250,693
Ford Credit Auto Lease Trust 2.020% due 06/15/20	385,000	385,897
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	347,733
Ford Credit Floorplan Master Owner Trust 1.420% due 01/15/20	380,000	379,881
1.550% due 07/15/21	240,000	238,929
2.290% due 06/15/20	370,000	370,876
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	140,000	139,924
1.640% due 07/20/19	630,000	630,325
2.260% due 08/20/20	45,000	45,142
3.010% due 03/20/20	85,000	85,426
GM Financial Consumer Automobile Trust 2.300% due 06/16/23 ~	100,000	100,237
2.450% due 07/17/23 ~	100,000	100,243
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 ~	145,000	145,023
1.960% due 05/17/21 ~	705,000	706,447
2.220% due 05/15/20 ~	670,000	670,433
2.410% due 05/17/21 ~	100,000	100,648
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	100,000	99,963
1.730% due 06/20/19 ~	110,000	109,935
2.060% due 06/22/20 ~	100,000	100,163
GSAA Home Equity Trust 1.270% due 07/25/37 §	313,384	281,401
1.496% due 10/25/35 §	45,632	44,103
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	123,486	121,603
2.660% due 12/26/28 ~	91,495	91,595
2.960% due 12/26/28 § ~	91,495	91,921
Honda Auto Receivables Owner Trust 1.330% due 11/18/22	185,000	182,992
1.360% due 01/18/23	150,000	148,539
Hyundai Auto Lease Securitization Trust 1.600% due 07/15/19 ~	100,000	100,037
1.650% due 07/15/20 ~	100,000	99,762
2.210% due 05/15/20 ~	500,000	500,966
Hyundai Auto Receivables Trust 1.450% due 11/15/22	320,000	315,638
2.380% due 04/17/23	395,000	396,719

	Principal Amount	Value
John Deere Owner Trust 1.440% due 10/15/19	$145,345	$145,311
Kubota Credit Owner Trust 1.500% due 07/15/20 ~	505,000	502,032
1.540% due 03/15/19 ~	359,289	359,351
Madison Park Funding XIV Ltd (Cayman) 2.276% due 07/20/26 § ~	295,000	295,128
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19	280,000	280,071
MMAF Equipment Finance LLC 1.390% due 10/16/19 ~	368,476	368,112
1.480% due 06/15/20 ~	275,000	274,110
1.590% due 02/08/22 ~	500,000	498,684
2.040% due 02/16/22 ~	100,000	100,143
MVW Owner Trust 2.150% due 04/22/30 ~	34,933	34,833
Nationstar HECM Loan Trust 2.013% due 08/25/26 ~	60,353	60,299
Nissan Auto Lease Trust 1.610% due 01/18/22	160,000	159,695
Nissan Master Owner Trust Receivables 1.440% due 01/15/20	365,000	364,845
1.540% due 06/15/21	75,000	74,617
NovaStar Mortgage Funding Trust 1.376% due 05/25/36 §	323,014	315,759
OZLM VIII Ltd (Cayman) 2.598% due 10/17/26 § ~	330,000	329,999
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	25,000	24,991
2.460% due 03/15/22	126,000	126,233
2.470% due 12/15/20	75,000	75,461
2.580% due 05/16/22	30,000	30,015
2.650% due 08/17/20	510,000	513,439
3.490% due 05/17/21	155,000	157,840
3.530% due 08/16/21	105,000	107,153
3.650% due 12/15/21	120,000	122,717
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	417,145	421,081
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	57,355	57,280
2.300% due 10/20/31 ~	87,174	87,188
2.330% due 07/20/33 ~	56,151	56,141
2.400% due 03/22/32 ~	74,362	74,420
2.430% due 10/20/33 ~	151,438	150,297
2.580% due 09/20/32 ~	453,225	454,703
3.080% due 03/21/33 ~	422,446	427,043
SLM Student Loan Trust 1.616% due 03/25/25 §	163,195	160,944
2.656% due 04/25/23 §	52,822	53,996
2.806% due 07/25/22 §	86,191	88,388
2.856% due 07/25/23 §	83,724	86,076
SMART Trust (Australia) 1.660% due 08/14/19	214,844	214,380
SMB Private Education Loan Trust 3.050% due 05/15/26 ~	182,259	185,450
Springleaf Funding Trust 2.900% due 11/15/29 ~	100,000	100,536
Synchrony Credit Card Master Note Trust 1.690% due 03/15/21	485,000	484,534
2.040% due 03/15/22	750,000	753,462
2.620% due 09/15/23	85,000	85,465
Towd Point Mortgage Trust 2.250% due 07/25/56 § ~	83,267	83,111
2.750% due 02/25/55 § ~	66,028	66,685
2.750% due 04/25/55 § ~	109,950	111,061
2.750% due 05/25/55 § ~	99,127	100,138
2.750% due 08/25/55 § ~	78,056	78,777
2.750% due 10/25/56 § ~	92,332	93,269
2.750% due 04/25/57 § ~	206,639	208,862
USAA Auto Owner Trust 1.960% due 11/15/22	165,000	164,763

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Verizon Owner Trust 2.150% due 05/20/21 ~	$160,000	$160,104
2.360% due 05/20/21 ~	125,000	125,077
2.450% due 09/20/21 ~	100,000	100,791
2.650% due 09/20/21 ~	100,000	100,737
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	655,000	654,496
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	55,000	55,039
1.940% due 11/15/21 ~	630,000	630,610
Wells Fargo Dealer Floorplan Master Note Trust 1.592% due 07/20/19 §	315,000	315,039
Wells Fargo Home Equity Trust 1.366% due 01/25/37 §	128,367	127,566
Wendys Funding LLC 3.371% due 06/15/45 ~	530,550	536,571
Wheels SPV LLC 1.270% due 04/22/24 ~	157,767	157,578
1.590% due 05/20/25 ~	191,035	191,055
World Omni Auto Receivables Trust 1.300% due 02/15/22	295,000	292,601
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	55,361

Total Asset-Backed Securities (Cost $34,782,746)		34,803,690

U.S. TREASURY OBLIGATIONS - 9.8%

U.S. Treasury Notes - 9.8%

0.750% due 07/15/19	4,355,000	4,299,286
1.000% due 11/15/19	3,850,000	3,809,922
1.250% due 04/30/19	1,240,000	1,237,142
1.250% due 05/31/19	1,635,000	1,631,264
1.625% due 11/30/20	4,895,000	4,892,229

Total U.S. Treasury Obligations (Cost $15,942,084)		15,869,843

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	150,000	150,996

Total Municipal Bonds (Cost $150,000)		150,996

SHORT-TERM INVESTMENTS - 1.8%

Commercial Paper - 0.7%

AXA Financial 1.448% due 07/24/17	250,000	249,764
Ford Motor Credit Co LLC 1.543% due 09/01/17	445,000	443,826
Manhattan Asset Funding LLC 1.290% due 09/06/17	440,000	438,950

		1,132,540

	Shares	Value
Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,806,051	$1,806,051

Total Short-Term Investments (Cost $2,938,217)		2,938,591

TOTAL INVESTMENTS - 99.7% (Cost $161,791,645)		161,953,173

OTHER ASSETS & LIABILITIES, NET - 0.3%		496,111

NET ASSETS - 100.0%		$162,449,284

Notes to Schedule of Investments

(a)	As of June 30, 2017, $70,418 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/17)	111	($19,256)
U.S. Treasury 5-Year Notes (09/17)	45	(4,291)

		(23,547)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/17)	39	14,257

Total Futures Contracts		($9,290)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$87,244,265	$—	$87,244,265	$—
	Mortgage-Backed Securities	20,945,788	—	20,945,788	—
	Asset-Backed Securities	34,803,690	—	34,803,690	—
	U.S. Treasury Obligations	15,869,843	—	15,869,843	—
	Municipal Bonds	150,996	—	150,996	—
	Short-Term Investments	2,938,591	1,806,051	1,132,540	—
	Derivatives:
	Interest Rate Contracts
	Futures	14,257	14,257	—	—

	Total Assets	161,967,430	1,820,308	160,147,122	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(23,547)	(23,547)	—	—

	Total Liabilities	(23,547)	(23,547)	—	—

	Total	$161,943,883	$1,796,761	$160,147,122	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.8%

Azerbaijan - 0.6%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$220,000	$238,744

Brazil - 1.2%

Petrobras Global Finance BV
5.375% due 01/27/21	175,000	178,360
6.250% due 03/17/24	30,000	30,645
6.850% due 06/05/15	40,000	35,500
6.875% due 01/20/40	50,000	47,500
8.750% due 05/23/26	20,000	23,050
QGOG Atlantic 5.250% due 07/30/19 ~	66,480	64,984
Vale Overseas Ltd
6.875% due 11/21/36	30,000	32,325
6.875% due 11/10/39	70,000	75,425

		487,789

Chile - 1.0%

Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	209,232
4.875% due 11/04/44 ~	200,000	213,707

		422,939

China - 0.8%

Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	105,626
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	222,968

		328,594

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	40,000	44,300

Georgia - 0.5%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	220,595

Hong Kong - 0.3%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	107,198

Indonesia - 0.8%

Majapahit Holding BV 8.000% due 08/07/19 ~	100,000	111,380
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	216,400

		327,780

Jamaica - 0.4%

Digicel Group Ltd 8.250% due 09/30/20 ~	200,000	187,730

Kazakhstan - 3.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	221,058
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	319,836
Kazkommertsbank JSC
5.500% due 12/21/22 ~	45,427	43,724
8.500% due 05/11/18 ~	290,000	298,884

	Principal Amount	Value
Zhaikmunai LLP
6.375% due 02/14/19 ~	$200,000	$201,430
7.125% due 11/13/19 ~	200,000	203,121

		1,288,053

Malaysia - 0.6%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	270,775

Mexico - 1.8%

Comision Federal de Electricidad 4.875% due 01/15/24 ~	200,000	212,250
Petroleos Mexicanos
5.500% due 06/27/44	15,000	13,335
5.625% due 01/23/46	100,000	89,025
6.000% due 03/05/20	20,000	21,490
6.500% due 06/02/41	75,000	74,850
6.750% due 09/21/47	144,000	145,783
6.875% due 08/04/26	112,000	124,376
7.190% due 09/12/24 ~	MXN 1,670,000	83,487

		764,596

Netherlands - 0.5%

GTH Finance BV 6.250% due 04/26/20 ~	$200,000	211,991
New World Resources NV 9.000% PIK due 04/07/20 * Ω ~ +	EUR 165,065	—

		211,991

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	$130,000	167,895

Russia - 2.3%

Credit Bank of Moscow 5.875% due 11/07/21 ~	200,000	206,871
Gazprom Neft OAO 4.375% due 09/19/22 ~	200,000	203,659
Gazprom OAO
8.625% due 04/28/34 ~	25,000	33,420
9.250% due 04/23/19 ~	60,000	66,735
Sberbank of Russia 5.250% due 05/23/23 ~	200,000	206,200
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	240,410

		957,295

Saudi Arabia - 0.5%

KSA Sukuk Ltd 2.894% due 04/20/22 ~	200,000	200,566

South Africa - 1.4%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	356,000	360,292
6.750% due 08/06/23 ~	200,000	204,475

		564,767

Ukraine - 0.6%

MHP SA 8.250% due 04/02/20 ~	240,000	254,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
United Arab Emirates - 0.3%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	$50,000	$57,747
Emirates Airline 4.500% due 02/06/25 ~	76,190	77,261

		135,008

Venezuela - 3.6%

Petroleos de Venezuela SA
5.375% due 04/12/27 ~	93,000	33,713
8.500% due 11/02/17 ~	52,533	46,098
8.500% due 10/27/20 ~	1,761,000	1,274,084
9.000% due 11/17/21 ~	119,354	58,633
9.750% due 05/17/35 ~	146,278	68,604
12.750% due 02/17/22 ~	57,000	32,205

		1,513,337

Total Corporate Bonds & Notes (Cost $8,583,626)		8,694,165

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% Cash or 8.000% PIK due 10/07/20 * Ω ~ +	EUR 131,622	—

Total Convertible Corporate Bonds & Notes (Cost $93,186)		—

SENIOR LOAN NOTES - 1.9%

United Arab Emirates - 1.9%

Dubai Drydocks LLC
5.300% due 10/18/27 §	$287,369	53,594
Term A 0.100% due 10/18/17 §	126,946	103,673
Dubai World Term B1 2.000% Cash or 1.750% PIK due 09/30/22 §	669,295	613,743

Total Senior Loan Notes (Cost $784,230)		771,010

FOREIGN GOVERNMENT BONDS & NOTES - 72.4%

Argentina - 2.0%

Argentina Bonar 20.917% due 04/03/22 §	ARS 1,529,000	90,946
22.439% due 03/11/19 §	486,000	28,828
23.152% due 03/01/20 §	470,000	28,559
Argentina POM Politica Monetaria 26.250% due 06/21/20 §	1,359,000	84,207
Argentine Bonos del Tesoro
21.200% due 09/19/18	380,000	23,169
22.750% due 03/05/18	2,319,522	140,826
Argentine Republic Government 2.500% due 12/31/38 §	$282,217	185,134
7.500% due 04/22/26	252,000	271,530

		853,199

Belarus - 2.0%

Republic of Belarus
6.875% due 02/28/23 ~	200,000	204,725
7.625% due 06/29/27 ~	200,000	204,649
8.950% due 01/26/18 ~	429,000	441,227

		850,601

	Principal Amount	Value
Brazil - 9.8%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	$70,000	$74,638
Brazil Letras do Tesouro Nacional 9.492% due 01/01/20	BRL 2,298,000	552,607
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	4,722,000	1,430,001
10.000% due 01/01/23	1,657,000	495,215
10.000% due 01/01/25	996,000	294,467
10.000% due 01/01/27	2,551,000	750,560
Brazilian Government
4.250% due 01/07/25	$175,000	172,156
5.000% due 01/27/45	141,000	124,080
5.875% due 01/15/19	90,000	95,378
8.250% due 01/20/34	30,000	37,650
8.875% due 04/15/24	60,000	75,600

		4,102,352

Colombia - 4.5%

Colombia Government
5.000% due 06/15/45	262,000	264,882
6.125% due 01/18/41	183,000	211,914
8.125% due 05/21/24	115,000	146,941
11.750% due 02/25/20	78,000	97,110
Colombian TES
5.000% due 11/21/18	COP 1,584,900,000	521,856
7.000% due 09/11/19	601,700,000	204,554
7.000% due 05/04/22	932,700,000	321,490
11.000% due 07/24/20	207,000,000	78,512
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	37,301

		1,884,560

Costa Rica - 0.4%

Costa Rica Government
4.375% due 04/30/25 ~	$90,000	85,877
5.625% due 04/30/43 ~	90,000	81,207

		167,084

Croatia - 1.3%

Croatia Government
6.000% due 01/26/24 ~	310,000	347,849
6.625% due 07/14/20 ~	160,000	176,610

		524,459

Dominican Republic - 1.8%

Dominican Republic
5.500% due 01/27/25 ~	130,000	134,875
6.600% due 01/28/24 ~	100,000	110,375
6.850% due 01/27/45 ~	140,000	149,800
6.875% due 01/29/26 ~	140,000	156,975
7.500% due 05/06/21 ~	170,000	188,275

		740,300

Ecuador - 4.9%

Ecuador Government
7.950% due 06/20/24 ~	368,000	345,920
8.750% due 06/02/23 ~	228,000	225,150
9.650% due 12/13/26 ~	200,000	200,740
10.500% due 03/24/20 ~	680,000	717,400
10.750% due 03/28/22 ~	504,000	539,280

		2,028,490

Egypt - 0.7%

Egypt Government
6.875% due 04/30/40 ~	100,000	95,096
8.500% due 01/31/47 ~	200,000	216,108

		311,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
El Salvador - 0.8%

El Salvador Government
5.875% due 01/30/25 ~	$40,000	$36,068
6.375% due 01/18/27 ~	60,000	54,450
7.625% due 02/01/41 ~	150,000	139,748
7.650% due 06/15/35 ~	35,000	32,879
8.250% due 04/10/32 ~	37,000	36,856
8.625% due 02/28/29 ~	30,000	31,275

		331,276

Ethiopia - 0.7%

Ethiopia International 6.625% due 12/11/24 ~	310,000	308,070

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	200,000	195,246

Hungary - 1.7%

Hungary Government
5.375% due 02/21/23	178,000	198,345
5.375% due 03/25/24	84,000	94,703
5.500% due 06/24/25	HUF 20,790,000	92,448
5.750% due 11/22/23	$166,000	190,112
7.625% due 03/29/41	76,000	113,513

		689,121

India - 1.8%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	200,380
India Government 7.720% due 05/25/25	INR 34,000,000	553,047

		753,427

Indonesia - 4.3%

Indonesia Government
5.125% due 01/15/45 ~	$200,000	214,612
5.950% due 01/08/46 ~	200,000	237,289
6.625% due 02/17/37 ~	100,000	124,119
7.750% due 01/17/38 ~	100,000	138,271
Indonesia Treasury
5.625% due 05/15/23	IDR 1,239,000,000	87,519
6.625% due 05/15/33	711,000,000	49,212
7.000% due 05/15/22	303,000,000	23,076
7.000% due 05/15/27	1,080,000,000	82,048
7.500% due 08/15/32	225,000,000	17,127
8.250% due 07/15/21	2,281,000,000	180,435
8.375% due 09/15/26	4,353,000,000	361,076
8.750% due 05/15/31	833,000,000	70,596
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$200,000	206,760

		1,792,140

Ivory Coast - 0.6%

Ivory Coast Government 5.750% due 12/31/32 § ~	257,655	248,154

Kazakhstan - 1.1%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	199,730
Kazakhstan Government 6.500% due 07/21/45 ~	230,000	272,953

		472,683

	Principal Amount	Value
Lebanon - 1.5%

Lebanon Government
5.150% due 11/12/18 ~	$30,000	$30,208
5.450% due 11/28/19 ~	30,000	30,199
6.000% due 01/27/23 ~	60,000	59,747
6.100% due 10/04/22 ~	94,000	94,381
6.200% due 02/26/25 ~	60,000	59,148
6.375% due 03/09/20	85,000	86,896
6.600% due 11/27/26 ~	81,000	81,315
6.750% due 11/29/27 ~	60,000	60,048
8.250% due 04/12/21 ~	101,000	109,255

		611,197

Malaysia - 1.3%

Malaysia Government
3.418% due 08/15/22	MYR 84,000	19,270
3.480% due 03/15/23	27,000	6,163
3.659% due 10/15/20	1,250,000	291,540
3.844% due 04/15/33	4,000	872
3.882% due 03/10/22	130,000	30,642
3.900% due 11/30/26	21,000	4,868
3.955% due 09/15/25	9,000	2,087
4.181% due 07/15/24	217,000	51,301
4.240% due 02/07/18	411,000	96,337
4.254% due 05/31/35	8,000	1,807
4.392% due 04/15/26	22,000	5,237
4.498% due 04/15/30	99,000	23,201

		533,325

Mexico - 6.3%

Mexican Bonos
5.750% due 03/05/26	MXN 4,410,000	227,086
6.500% due 06/10/21	26,530,000	1,457,584
7.750% due 05/29/31	2,940,000	173,615
7.750% due 11/23/34	3,930,000	232,780
Mexican Udibonos 4.000% due 06/13/19 ^	7,650,152	428,636
Mexico Government
4.750% due 03/08/44	$38,000	38,133
5.550% due 01/21/45	34,000	38,208
5.750% due 10/12/10	42,000	43,785

		2,639,827

Morocco - 0.8%

Morocco Government 4.250% due 12/11/22 ~	320,000	335,904

Pakistan - 1.4%

Pakistan Government 8.250% due 04/15/24 ~	200,000	227,734
The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	369,908

		597,642

Panama - 0.5%

Panama Government
6.700% due 01/26/36	80,000	103,400
8.875% due 09/30/27	40,000	57,200
9.375% due 04/01/29	40,000	59,200

		219,800

Peru - 2.6%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 300,000	95,872
Peruvian Government
5.625% due 11/18/50	$177,000	214,878
5.700% due 08/12/24 ~	PEN 302,000	96,891
6.350% due 08/12/28 ~	368,000	120,686

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
6.900% due 08/12/37 ~	PEN 252,000	$85,233
6.950% due 08/12/31 ~	79,000	26,998
7.350% due 07/21/25	$178,000	232,913
8.200% due 08/12/26 ~	PEN 160,000	59,106
8.750% due 11/21/33	$100,000	153,500

		1,086,077

Philippines - 1.1%

Philippine Government
7.750% due 01/14/31	170,000	245,501
9.500% due 02/02/30	100,000	160,638
10.625% due 03/16/25	46,000	70,960

		477,099

Poland - 1.5%

Republic of Poland Government
2.500% due 07/25/26	PLN 767,000	195,918
3.000% due 03/17/23	$37,000	37,691
3.250% due 07/25/25	PLN 736,000	200,425
4.000% due 10/25/23	445,000	127,887
5.000% due 03/23/22	$39,000	43,358

		605,279

Romania - 1.2%

Romanian Government
4.375% due 08/22/23 ~	214,000	227,337
6.125% due 01/22/44 ~	38,000	48,403
6.750% due 02/07/22 ~	192,000	223,030

		498,770

Russia - 2.5%

Russia Federal
7.400% due 12/07/22	RUB 4,872,000	81,617
7.500% due 08/18/21	20,442,000	342,982
7.750% due 09/16/26	16,527,000	281,919
8.500% due 09/17/31	6,609,000	119,096
Russia Foreign 5.250% due 06/23/47 ~	$200,000	201,719

		1,027,333

South Africa - 3.6%

Republic of South Africa Government
4.300% due 10/12/28	224,000	209,830
7.000% due 02/28/31	ZAR 4,070,000	255,008
7.750% due 02/28/23	2,631,930	197,387
8.000% due 01/31/30	2,163,800	149,838
8.250% due 03/31/32	1,725,640	119,187
8.500% due 01/31/37	1,524,000	103,715
8.750% due 01/31/44	2,474,000	168,824
8.750% due 02/28/48	3,854,610	263,039
10.500% due 12/21/26	522,260	44,320

		1,511,148

Thailand - 0.2%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 1,036,106	28,704
3.400% due 06/17/36	1,619,000	49,641
4.675% due 06/29/44	659,000	23,887

		102,232

Turkey - 3.3%

Turkey Government
3.000% due 02/23/22 ^	TRY 301,434	87,300
3.250% due 03/23/23	$200,000	187,984
6.750% due 04/03/18	150,000	154,850
6.750% due 05/30/40	110,000	122,871
7.000% due 06/05/20	42,000	45,993
7.375% due 02/05/25	30,000	34,799
7.500% due 07/14/17	120,000	120,187
9.400% due 07/08/20	TRY 404,000	111,953

	Principal Amount	Value
10.600% due 02/11/26	TRY 380,000	$110,243
10.700% due 02/17/21	1,330,000	381,031

		1,357,211

Ukraine - 0.5%

Ukraine Government
7.750% due 09/01/22 ~	$114,000	114,834
7.750% due 09/01/23 ~	114,000	113,140

		227,974

Uruguay - 1.1%

Uruguay Government
4.125% due 11/20/45	78,548	72,657
4.500% due 08/14/24	114,235	124,402
5.100% due 06/18/50	20,000	20,425
7.625% due 03/21/36	52,000	70,460
7.875% due 01/15/33	93,000	126,945
9.875% due 06/20/22 ~	UYU 1,390,000	50,117

		465,006

Venezuela - 2.7%

Venezuela Government
6.000% due 12/09/20 ~	$103,000	46,865
7.750% due 10/13/19 ~	110,000	56,375
8.250% due 10/13/24 ~	232,000	100,920
9.000% due 05/07/23 ~	89,000	39,828
9.250% due 09/15/27	172,000	86,000
9.250% due 05/07/28 ~	165,000	73,631
11.750% due 10/21/26 ~	582,900	303,108
11.950% due 08/05/31 ~	788,500	402,135
12.750% due 08/23/22 ~	41,000	22,243

		1,131,105

Vietnam - 0.5%

Vietnam Government 6.750% due 01/29/20 ~	180,000	196,600

Zambia - 0.9%

Zambia Government 8.970% due 07/30/27 ~	360,000	384,372

Total Foreign Government Bonds & Notes (Cost $29,580,069)		30,260,267

	Shares
SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio	101,345	101,345

Total Short-Term Investment (Cost $101,345)		101,345

TOTAL INVESTMENTS - 95.3% (Cost $39,142,456)		39,826,787

OTHER ASSETS & LIABILITIES, NET - 4.7%		1,963,765

NET ASSETS - 100.0%		$41,790,552

Notes to Schedule of Investments

(a)	As of June 30, 2017, $198,034 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	1,127,669	USD	69,641	07/17	BNP	($2,923)
ARS	2,511,000	USD	150,000	07/17	CIT	(1,438)
BRL	195,845	USD	60,000	07/17	BNP	(950)
BRL	2,282,045	USD	690,859	07/17	GSC	(2,792)
BRL	2,991,518	USD	907,184	07/17	MER	(5,201)
BRL	2,734,704	USD	819,141	08/17	BRC	335
BRL	2,734,704	USD	818,933	08/17	MSC	544
CLP	206,624,529	USD	315,456	07/17	BNP	(4,464)
CLP	16,680,000	USD	25,000	07/17	CSF	105
CLP	135,863,750	USD	205,000	07/17	DUB	(511)
CNY	7,254,015	USD	1,057,051	09/17	MER	6,868
CZK	1,068,158	EUR	39,876	09/17	JPM	1,208
CZK	14,467,140	EUR	540,000	09/17	MER	16,450
CZK	1,211,652	USD	52,000	07/17	BNP	1,092
CZK	5,500,439	USD	236,771	07/17	GSC	4,247
CZK	5,500,439	USD	238,786	08/17	SCB	2,682
CZK	5,123,074	USD	207,274	01/18	BNP	19,911
CZK	3,330,287	USD	134,933	01/18	CIT	12,750
CZK	2,405,089	USD	97,410	01/18	SCB	9,245
EGP	803,000	USD	44,000	07/17	SCB	41
EGP	742,400	USD	40,000	09/17	MER	108
EGP	899,110	USD	47,000	12/17	GSC	661
EUR	111,500	CZK	3,002,474	09/17	CIT	(4,068)
EUR	81,916	CZK	2,199,940	09/17	JPM	(2,729)
EUR	576,112	USD	638,111	07/17	BNP	21,011
EUR	11,577	USD	12,820	07/17	CIT	425
EUR	203,000	USD	221,489	07/17	MER	10,760
HUF	12,029,905	USD	43,820	07/17	CSF	727
HUF	99,144,307	USD	346,922	07/17	DUB	20,210
HUF	11,301,813	USD	41,770	07/17	MER	81
HUF	1,143,450	USD	4,216	08/17	BNP	23
HUF	97,754,158	USD	356,806	08/17	DUB	5,619
IDR	1,345,700,000	USD	100,000	07/17	ANZ	609
IDR	86,240,758	USD	6,416	07/17	BNP	32
ILS	552,047	USD	151,851	07/17	CIT	6,596
INR	82,196,505	USD	1,258,659	07/17	BNP	7,656
KRW	1,220,699,747	USD	1,080,839	07/17	ANZ	(13,421)
MXN	4,899,470	USD	260,000	07/17	DUB	8,551
MXN	1,323,578	USD	73,287	07/17	MER	(739)
MXN	8,135,201	USD	420,859	07/17	SCB	25,051
PEN	605,416	USD	185,075	07/17	BNP	835
PHP	7,849,867	USD	156,562	07/17	MER	(1,224)
PLN	647,600	USD	173,290	07/17	BNP	1,443
PLN	2,425,809	USD	624,645	07/17	CIT	29,875
PLN	308,770	USD	83,240	07/17	CSF	71
PLN	307,942	USD	83,240	07/17	MER	(153)
PLN	1,716,949	USD	458,023	08/17	BNP	5,166
PLN	442,099	USD	118,000	08/17	MER	1,267
RON	1,646,666	USD	405,715	08/17	DUB	7,511
RUB	2,313,967	USD	40,000	07/17	BNP	(1,020)
RUB	38,765,721	USD	678,397	07/17	CSF	(25,363)
SGD	584,473	USD	423,900	07/17	BNP	844
SGD	551,178	USD	400,100	07/17	BRC	448
THB	39,087,360	USD	1,130,673	07/17	MSC	19,971
THB	529,950	USD	15,604	09/17	MSC	(2)
TRY	566,454	USD	159,881	07/17	BNP	(285)
TRY	1,783,743	USD	490,443	07/17	CSF	12,119
TWD	19,087,684	USD	631,478	07/17	ANZ	(3,366)
USD	37,138	ARS	604,791	07/17	BNP	1,356
USD	38,944	ARS	658,153	07/17	CIT	5
USD	824,078	BRL	2,734,704	07/17	BRC	(472)
USD	823,830	BRL	2,734,704	07/17	MSC	(720)
USD	650,000	BRL	2,313,958	10/17	DUB	(35,466)
USD	650,000	BRL	2,309,450	10/17	GSC	(34,131)
USD	1,250,000	BRL	4,418,125	01/18	BNP	(40,093)
USD	248,000	COP	744,360,667	07/17	BNP	4,903
USD	315,614	COP	915,342,383	07/17	CSF	16,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	178,120	CZK	4,092,663	07/17	MER	($1,212)
USD	438,094	EUR	407,131	01/18	BNP	(31,729)
USD	55,000	HUF	15,667,300	07/17	BNP	(3,016)
USD	44,830	IDR	607,000,000	07/17	HSB	(551)
USD	27,000	ILS	95,479	07/17	MSC	(404)
USD	545,230	INR	35,242,356	07/17	ANZ	2,288
USD	22,000	KRW	24,838,000	07/17	GSC	281
USD	330,127	MXN	6,130,893	07/17	BNP	(5,922)
USD	497,913	MXN	9,514,618	07/17	CIT	(23,606)
USD	195,000	MXN	3,538,665	07/17	CSF	1,037
USD	39,430	MXN	743,637	07/17	DUB	(1,330)
USD	42,000	MXN	805,463	07/17	GSC	(2,149)
USD	327,254	PEN	1,080,526	07/17	DUB	(4,553)
USD	35,000	PLN	135,965	07/17	CSF	(1,685)
USD	30,000	RON	121,976	08/17	BRC	(609)
USD	20,816	RUB	1,196,471	07/17	CSF	661
USD	160,240	RUB	9,573,117	07/17	GSC	(1,025)
USD	22,252	SGD	30,978	07/17	SCB	(260)
USD	27,000	TRY	96,409	07/17	SCB	(163)
USD	21,000	ZAR	284,714	07/17	CSF	(641)
USD	85,423	ZAR	1,100,983	07/17	GSC	1,738
USD	49,640	ZAR	660,559	07/17	MER	(569)
USD	1,325	ZAR	17,610	07/17	SCB	(13)
ZAR	86,900	USD	6,669	07/17	BNP	(64)
ZAR	1,486,996	USD	115,000	07/17	MER	(1,974)

Total Forward Foreign Currency Contracts						$29,087

(c)	Swap agreements outstanding as of June 30, 2017 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 2,300,000	$308	$—	$308
Brazil CETIP Interbank	BNP	10.495%	01/02/20	BRL 2,756,829	16,607	—	16,607

					16,915	—	16,915

	Exchange
Brazil CETIP Interbank	CME	10.375%	01/04/21	2,464,955	10,995	—	10,995
28-Day MXN-TIIE	CME	6.970%	06/15/22	MXN 4,000,000	1,690	—	1,690
Brazil CETIP Interbank	CME	10.550%	01/02/25	BRL 423,338	764	—	764
28-Day MXN-TIIE	CME	8.100%	01/01/27	MXN 3,500,000	13,140	—	13,140

					26,589	—	26,589

Total Interest Rate Swaps – Pay Floating Rate					$43,504	$—	$43,504

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	CME	9.610%	01/02/20	BRL 1,505,584	($1,411)	$—	($1,411)
3-Month USD-LIBOR	LCH	2.130%	11/16/26	$300,000	2,856	—	2,856
3-Month USD-LIBOR	LCH	2.217%	11/28/26	260,000	548	—	548
28-Day MXN-TIIE	CME	7.953%	02/10/27	MXN 3,300,000	(10,464)	—	(10,464)

					($8,471)	$—	($8,471)

Total Interest Rate Swaps					$35,033	$—	$35,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value (Received)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 621,000,000	$56,819	$63,514	($6,695)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	369,000,000	30,908	32,142	(1,234)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	112,000,000	9,232	9,600	(368)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	432,000,000	41,922	50,323	(8,401)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	100,000,000	7,664	7,236	428
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	311,000,000	27,238	23,668	3,570
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	622,000,000	61,080	72,817	(11,737)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	18,859	22,831	(3,972)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	1,261,000,000	104,611	100,460	4,151
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,000,000	3,235	3,107	128
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	980,000,000	79,767	73,523	6,244

				$441,335	$459,221	($17,886)

Total Swap Agreements				$476,368	$459,221	$17,147

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,694,165	$—	$8,694,165	$—
	Senior Loan Notes	771,010	—	771,010	—
	Foreign Government Bonds & Notes	30,260,267	—	30,260,267	—
	Short-Term Investment	101,345	101,345	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	292,093	—	292,093	—
	Interest Rate Contracts
	Swaps	488,243	—	488,243	—

	Total Assets - Derivatives	780,336	—	780,336	—

	Total Assets	40,607,123	101,345	40,505,778	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(263,006)	—	(263,006)	—
	Interest Rate Contracts
	Swaps	(11,875)	—	(11,875)	—

	Total Liabilities - Derivatives	(274,881)	—	(274,881)	—

	Total Liabilities	(274,881)	—	(274,881)	—

	Total	$40,332,242	$101,345	$40,230,897	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 1.6%

The Dow Chemical Co	3,005	$189,525

Communications - 14.4%

Alphabet Inc ‘A’ *	239	222,194
Alphabet Inc ‘C’ *	239	217,186
Amazon.com Inc *	210	203,280
AT&T Inc	5,996	226,229
CBS Corp ‘B’	2,253	143,696
Cisco Systems Inc	5,510	172,463
Comcast Corp ‘A’	6,503	253,097
Facebook Inc ‘A’ *	1,286	194,160
Verizon Communications Inc	1,643	73,376

		1,705,681

Consumer, Cyclical - 8.5%

Delta Air Lines Inc	2,807	150,848
DR Horton Inc	1,922	66,444
Lear Corp	459	65,215
McDonald’s Corp	1,227	187,927
Michael Kors Holdings Ltd *	2,228	80,765
Penske Automotive Group Inc	1,730	75,964
PVH Corp	1,161	132,935
Royal Caribbean Cruises Ltd	700	76,461
The Home Depot Inc	1,104	169,354

		1,005,913

Consumer, Non-Cyclical - 25.0%

Allergan PLC	710	172,594
Amgen Inc	981	168,958
Biogen Inc *	368	99,860
Bioverativ Inc * l	—	30
Booz Allen Hamilton Holding Corp	3,126	101,720
Celgene Corp *	1,387	180,130
Danaher Corp	1,625	137,134
Eli Lilly & Co	2,378	195,709
Gilead Sciences Inc	2,137	151,257
Hill-Rom Holdings Inc	1,267	100,866
Ingredion Inc	479	57,102
Medtronic PLC	1,796	159,395
PepsiCo Inc	1,895	218,854
Pfizer Inc	5,152	173,056
Post Holdings Inc *	1,159	89,996
Quanta Services Inc *	3,009	99,056
The Hershey Co	1,462	156,975
The Procter & Gamble Co	1,417	123,492
Thermo Fisher Scientific Inc	979	170,806
Tyson Foods Inc ‘A’	2,171	135,970
UnitedHealth Group Inc	1,487	275,720

		2,968,680

Energy - 5.8%

Chevron Corp	1,055	110,068
ConocoPhillips	3,123	137,287
Energen Corp *	1,031	50,900
EOG Resources Inc	1,266	114,598
Exxon Mobil Corp	1,104	89,126
Halliburton Co	2,457	104,938
Valero Energy Corp	1,110	74,881

		681,798

Financial - 19.3%

American Express Co	1,500	126,360
Bank of America Corp	11,812	286,559
Chubb Ltd	1,097	159,482
Citigroup Inc	2,555	170,878

	Shares	Value
E*TRADE Financial Corp *	1,801	$68,492
Highwoods Properties Inc REIT	1,255	63,641
Huntington Bancshares Inc	8,660	117,083
JPMorgan Chase & Co	3,430	313,502
Prologis Inc REIT	2,523	147,949
Prudential Financial Inc	1,127	121,874
Raymond James Financial Inc	1,688	135,411
State Street Corp	1,808	162,232
SunTrust Banks Inc	2,489	141,176
Visa Inc ‘A’	2,272	213,068
XL Group Ltd (Bermuda)	1,471	64,430

		2,292,137

Industrial - 6.6%

Ingersoll-Rand PLC	1,357	124,016
Northrop Grumman Corp	670	171,996
Parker-Hannifin Corp	951	151,989
Stanley Black & Decker Inc	906	127,501
Waste Management Inc	1,811	132,837
WestRock Co	1,299	73,601

		781,940

Technology - 14.6%

Apple Inc	3,726	536,619
Broadcom Ltd	466	108,601
DXC Technology Co l	—	61
Electronic Arts Inc *	1,580	167,038
Microsoft Corp	6,182	426,125
ON Semiconductor Corp *	5,573	78,245
Oracle Corp	5,187	260,076
QUALCOMM Inc	2,803	154,782

		1,731,547

Utilities - 2.7%

Public Service Enterprise Group Inc	4,330	186,233
Xcel Energy Inc	3,033	139,154

		325,387

Total Common Stocks (Cost $10,233,376)		11,682,608

SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio	418,528	418,528

Total Short-Term Investment (Cost $418,528)		418,528

TOTAL INVESTMENTS - 102.0% (Cost $10,651,904)		12,101,136

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(234,133)

NET ASSETS - 100.0%		$11,867,003

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$11,682,608	$11,682,608	$—	$—
	Short-Term Investment	418,528	418,528	—	—

	Total	$12,101,136	$12,101,136	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 3.1%

LyondellBasell Industries NV ‘A’	1,817	$153,337
Nucor Corp	3,097	179,223
The Dow Chemical Co	8,905	561,638

		894,198

Communications - 9.5%

AT&T Inc	21,678	817,911
CBS Corp ‘B’	5,241	334,271
Cisco Systems Inc	18,732	586,312
Comcast Corp ‘A’	11,714	455,909
The Walt Disney Co	5,275	560,469

		2,754,872

Consumer, Cyclical - 4.9%

Delta Air Lines Inc	8,270	444,430
Foot Locker Inc	2,767	136,358
PulteGroup Inc	8,651	212,209
PVH Corp	2,926	335,027
The Home Depot Inc	1,863	285,784

		1,413,808

Consumer, Non-Cyclical - 19.4%

Amgen Inc	1,483	255,417
Booz Allen Hamilton Holding Corp	3,734	121,504
Celgene Corp *	2,841	368,961
Danaher Corp	3,225	272,158
Eli Lilly & Co	4,157	342,121
Hill-Rom Holdings Inc	2,317	184,456
Johnson & Johnson	3,411	451,241
Medtronic PLC	4,781	424,314
PepsiCo Inc	4,181	482,864
Pfizer Inc	15,818	531,327
Quanta Services Inc *	8,575	282,289
The Hershey Co	3,106	333,491
The Kroger Co	7,674	178,958
The Procter & Gamble Co	4,563	397,665
Thermo Fisher Scientific Inc	1,483	258,739
Tyson Foods Inc ‘A’	5,175	324,110
UnitedHealth Group Inc	2,149	398,468

		5,608,083

Energy - 8.7%

Chevron Corp	5,897	615,234
ConocoPhillips	7,601	334,140
Energen Corp *	4,457	220,042
EOG Resources Inc	5,385	487,450
Exxon Mobil Corp	6,273	506,419
Halliburton Co	5,610	239,603
Valero Energy Corp	1,964	132,491

		2,535,379

Financial - 28.3%

American Express Co	4,048	341,004
Ameriprise Financial Inc	2,776	353,357
Bank of America Corp	43,131	1,046,358
Berkshire Hathaway Inc ‘B’ *	1,069	181,057
Chubb Ltd	4,255	618,592
Discover Financial Services	6,195	385,267
E*TRADE Financial Corp *	4,963	188,743
Equity LifeStyle Properties Inc REIT	3,494	301,672
Highwoods Properties Inc REIT	4,229	214,453
Huntington Bancshares Inc	30,973	418,755
JPMorgan Chase & Co	12,443	1,137,290
MetLife Inc	3,678	202,069
Morgan Stanley	6,380	284,293
Prologis Inc REIT	6,613	387,786

	Shares	Value
State Street Corp	5,961	$534,880
SunTrust Banks Inc	9,716	551,091
The Allstate Corp	5,115	452,371
Wells Fargo & Co	7,958	440,953
XL Group Ltd (Bermuda)	3,306	144,803

		8,184,794

Industrial - 9.6%

Cummins Inc	1,773	287,616
Northrop Grumman Corp	1,834	470,806
Parker-Hannifin Corp	3,239	517,657
Raytheon Co	1,408	227,364
Stanley Black & Decker Inc	3,050	429,226
Waste Management Inc	6,341	465,112
WestRock Co	7,027	398,150

		2,795,931

Technology - 6.9%

DXC Technology Co l	—	45
Hewlett Packard Enterprise Co	13,447	223,086
Intel Corp	5,294	178,620
Microsoft Corp	5,682	391,660
ON Semiconductor Corp *	16,713	234,650
Oracle Corp	11,940	598,672
QUALCOMM Inc	6,753	372,901

		1,999,634

Utilities - 7.2%

American Electric Power Co Inc	4,894	339,986
DTE Energy Co	3,720	393,539
Edison International	5,910	462,103
Public Service Enterprise Group Inc	10,206	438,960
Xcel Energy Inc	9,828	450,909

		2,085,497

Total Common Stocks (Cost $25,039,703)		28,272,196

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	439,449	439,449

Total Short-Term Investment (Cost $439,449)		439,449

TOTAL INVESTMENTS - 99.1% (Cost $25,479,152)		28,711,645

OTHER ASSETS & LIABILITIES, NET - 0.9%		251,961

NET ASSETS - 100.0%		$28,963,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,272,196	$28,272,196	$—	$—
	Short-Term Investment	439,449	439,449	—	—

	Total	$28,711,645	$28,711,645	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	142	$325

Total Rights (Cost $0)		325

COMMON STOCKS - 97.1%

Basic Materials - 4.2%

Kaiser Aluminum Corp	12,595	1,114,909
Kraton Corp *	35,685	1,228,991
PolyOne Corp	22,467	870,372
Steel Dynamics Inc	21,753	778,975
The Chemours Co	37,035	1,404,367
US Silica Holdings Inc	17,649	626,363

		6,023,977

Communications - 4.8%

Ciena Corp *	41,600	1,040,832
Finisar Corp *	21,801	566,390
GrubHub Inc *	21,863	953,227
LogMeIn Inc	9,235	965,058
NETGEAR Inc *	17,340	747,354
Sinclair Broadcast Group Inc ‘A’	32,459	1,067,901
TiVo Corp	24,102	449,502
Web.com Group Inc *	39,838	1,007,901

		6,798,165

Consumer, Cyclical - 16.4%

Alaska Air Group Inc	5,150	462,264
AMC Entertainment Holdings Inc ‘A’	28,757	654,222
American Eagle Outfitters Inc	59,653	718,819
American Woodmark Corp *	12,771	1,220,269
Aramark	33,743	1,382,788
Beacon Roofing Supply Inc *	17,899	877,051
Big Lots Inc	15,834	764,782
Bloomin’ Brands Inc	58,108	1,233,633
Chico’s FAS Inc	52,541	494,936
Cooper-Standard Holdings Inc *	11,930	1,203,379
Dick’s Sporting Goods Inc	18,009	717,298
Foot Locker Inc	13,113	646,209
iRobot Corp *	15,021	1,263,867
Lithia Motors Inc ‘A’	7,321	689,858
Marriott Vacations Worldwide Corp	10,250	1,206,938
Pool Corp	5,959	700,600
Select Comfort Corp *	26,998	958,159
SkyWest Inc	26,554	932,045
Sonic Corp	31,238	827,495
Steven Madden Ltd *	17,826	712,149
Texas Roadhouse Inc	24,310	1,238,595
The Cheesecake Factory Inc	4,770	239,931
The Children’s Place Inc	7,782	794,542
Wabash National Corp	63,935	1,405,291
Watsco Inc	9,364	1,443,929
Wolverine World Wide Inc	25,961	727,168

		23,516,217

Consumer, Non-Cyclical - 21.8%

Adtalem Global Education Inc	25,432	965,144
Align Technology Inc *	6,538	981,485
Amedisys Inc *	16,354	1,027,195
Cardtronics PLC ‘A’ *	17,298	568,412
Central Garden & Pet Co ‘A’ *	33,780	1,014,076
Charles River Laboratories International Inc *	13,814	1,397,286
Dean Foods Co	53,608	911,336
Deluxe Corp	18,118	1,254,128

	Shares	Value
Euronet Worldwide Inc *	13,188	$1,152,236
Hill-Rom Holdings Inc	21,351	1,699,753
Horizon Pharma PLC *	36,599	434,430
INC Research Holdings Inc ‘A’ *	22,602	1,322,217
Insperity Inc	15,259	1,083,389
Ionis Pharmaceuticals Inc *	15,141	770,223
Ironwood Pharmaceuticals Inc *	38,931	735,017
J&J Snack Foods Corp	4,837	638,823
LHC Group Inc *	17,170	1,165,671
ManpowerGroup Inc	4,061	453,411
MarketAxess Holdings Inc	4,853	975,938
Masimo Corp *	10,768	981,826
Merit Medical Systems Inc *	20,933	798,594
Molina Healthcare Inc *	23,011	1,591,901
Nektar Therapeutics *	35,304	690,193
NuVasive Inc *	18,449	1,419,097
Post Holdings Inc *	7,203	559,313
Service Corp International	27,607	923,454
Supernus Pharmaceuticals Inc *	41,878	1,804,942
Teleflex Inc	8,126	1,688,258
The Cooper Cos Inc	6,393	1,530,612
TrueBlue Inc *	24,526	649,939

		31,188,299

Energy - 1.6%

Energen Corp *	12,589	621,519
Laredo Petroleum Inc *	89,815	944,854
PDC Energy Inc *	15,692	676,482

		2,242,855

Financial - 20.4%

Alleghany Corp *	2,491	1,481,647
Brixmor Property Group Inc REIT	31,323	560,055
Chemical Financial Corp l	—	11
DCT Industrial Trust Inc REIT	20,262	1,082,801
Douglas Emmett Inc REIT	28,561	1,091,316
DuPont Fabros Technology Inc REIT	22,372	1,368,272
East West Bancorp Inc	23,025	1,348,805
Equity LifeStyle Properties Inc REIT	13,757	1,187,779
Everest Re Group Ltd	4,826	1,228,651
FNB Corp	75,752	1,072,648
Highwoods Properties Inc REIT	19,143	970,742
Hudson Pacific Properties Inc REIT	31,551	1,078,729
Huntington Bancshares Inc	81,033	1,095,566
IBERIABANK Corp	16,195	1,319,893
Investors Bancorp Inc	64,035	855,508
Mack-Cali Realty Corp REIT	44,446	1,206,264
Mid-America Apartment Communities Inc REIT	7,980	840,932
Moelis & Co ‘A’	6,943	269,736
PacWest Bancorp	28,356	1,324,225
PS Business Parks Inc REIT	5,278	698,754
Radian Group Inc	78,101	1,276,951
Raymond James Financial Inc	14,018	1,124,524
Texas Capital Bancshares Inc *	15,011	1,161,851
The Hanover Insurance Group Inc	9,146	810,610
Umpqua Holdings Corp	52,768	968,820
Western Alliance Bancorp *	17,431	857,605
Wintrust Financial Corp	16,371	1,251,399
Zions Bancorp	36,187	1,588,971

		29,123,065

Industrial - 12.9%

AAR Corp	21,772	756,795
Aerojet Rocketdyne Holdings Inc *	43,341	901,493
Barnes Group Inc	20,890	1,222,692
EMCOR Group Inc	18,889	1,234,963
EnerSys	12,393	897,873
Generac Holdings Inc *	24,741	893,892
Graphic Packaging Holding Co	95,081	1,310,216
Harsco Corp *	54,563	878,464

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Hub Group Inc ‘A’ *	7,857	$301,316
ITT Inc	23,041	925,787
Kirby Corp *	8,687	580,726
Knowles Corp *	52,146	882,310
Lydall Inc *	14,832	766,814
MasTec Inc *	24,446	1,103,737
Owens Corning	24,323	1,627,695
PerkinElmer Inc	17,021	1,159,811
Ryder System Inc	13,982	1,006,424
US Concrete Inc *	15,713	1,234,256
WestRock Co	14,881	843,157

		18,528,421

Technology - 12.5%

Acxiom Corp *	47,596	1,236,544
Ambarella Inc *	10,506	510,066
Aspen Technology Inc *	21,350	1,179,801
Barracuda Networks Inc *	30,332	699,456
CommVault Systems Inc *	18,758	1,058,889
Diebold Nixdorf Inc	32,683	915,124
Integrated Device Technology Inc *	44,659	1,151,756
j2 Global Inc	16,167	1,375,650
Microsemi Corp *	27,059	1,266,361
MicroStrategy Inc ‘A’ *	4,794	918,866
Nuance Communications Inc *	37,961	660,901
PTC Inc *	19,690	1,085,313
RealPage Inc *	48,955	1,759,932
Silicon Laboratories Inc *	15,910	1,087,449
Synopsys Inc *	17,962	1,309,969
Take-Two Interactive Software Inc *	15,091	1,107,378
Xperi Corp	19,396	578,001

		17,901,456

	Shares	Value
Utilities - 2.5%

Avista Corp	17,611	$747,763
Black Hills Corp	17,126	1,155,491
CMS Energy Corp	15,850	733,063
Portland General Electric Co	20,774	949,164

		3,585,481

Total Common Stocks (Cost $125,950,364)		138,907,936

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio	4,628,905	4,628,905

Total Short-Term Investment (Cost $4,628,905)		4,628,905

TOTAL INVESTMENTS - 100.3% (Cost $130,579,269)		143,537,166

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(441,236)

NET ASSETS - 100.0%		$143,095,930

Notes to Schedule of Investments

(a)	An investment with a value of $325 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$325	$—	$—	$325
	Common Stocks	138,907,936	138,907,936	—	—
	Short-Term Investment	4,628,905	4,628,905	—	—

	Total	$143,537,166	$143,536,841	$—	$325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 3.9%

AK Steel Holding Corp *	6,673	$43,842
Clearwater Paper Corp *	1,089	50,911
Kraton Corp *	2,736	94,228
Minerals Technologies Inc	1,240	90,768
PolyOne Corp	3,402	131,793
US Silica Holdings Inc	974	34,567

		446,109

Communications - 4.8%

Ciena Corp *	3,324	83,166
Finisar Corp *	3,648	94,775
GrubHub Inc *	1,564	68,190
NETGEAR Inc *	1,425	61,418
Plantronics Inc	427	22,336
Sinclair Broadcast Group Inc ‘A’	3,025	99,523
TiVo Corp	3,375	62,944
Web.com Group Inc *	2,203	55,736

		548,088

Consumer, Cyclical - 12.3%

American Eagle Outfitters Inc	2,824	34,029
American Woodmark Corp *	895	85,517
Beacon Roofing Supply Inc *	698	34,202
Big Lots Inc	1,294	62,500
Bloomin’ Brands Inc	3,453	73,307
Chico’s FAS Inc	5,385	50,727
Cooper-Standard Holdings Inc *	838	84,529
Lithia Motors Inc ‘A’	844	79,530
Marriott Vacations Worldwide Corp	1,049	123,520
Papa John’s International Inc	1,165	83,600
Select Comfort Corp *	2,530	89,790
SkyWest Inc	2,416	84,802
Sonic Corp	2,495	66,093
Steven Madden Ltd *	1,853	74,027
Texas Roadhouse Inc	2,415	123,044
The Cheesecake Factory Inc	555	27,917
The Children’s Place Inc	715	73,002
Wabash National Corp	4,619	101,526
Wolverine World Wide Inc	1,434	40,166

		1,391,828

Consumer, Non-Cyclical - 22.2%

ABM Industries Inc	1,489	61,823
Adtalem Global Education Inc	2,656	100,795
Amedisys Inc *	1,351	84,856
Amphastar Pharmaceuticals Inc *	3,519	62,849
Cardtronics PLC ‘A’ *	857	28,161
Central Garden & Pet Co ‘A’ *	2,983	89,550
Charles River Laboratories International Inc *	1,109	112,175
Dean Foods Co	4,588	77,996
Deluxe Corp	1,309	90,609
FibroGen Inc *	1,425	46,028
HealthSouth Corp	2,320	112,288
Horizon Pharma PLC *	5,240	62,199
ICU Medical Inc *	751	129,548
INC Research Holdings Inc ‘A’ *	1,352	79,092
Insperity Inc	1,417	100,607
Ironwood Pharmaceuticals Inc *	5,233	98,799
J&J Snack Foods Corp	427	56,394
LHC Group Inc *	1,422	96,540
Masimo Corp *	925	84,342
Merit Medical Systems Inc *	3,015	115,022
Molina Healthcare Inc *	1,537	106,330
Nektar Therapeutics *	4,367	85,375
NuVasive Inc *	2,110	162,301
PAREXEL International Corp *	1,425	123,847
RPX Corp *	1,983	27,663

	Shares	Value
Supernus Pharmaceuticals Inc *	4,210	$181,451
TrueBlue Inc *	3,003	79,579
Viad Corp	1,200	56,700

		2,512,919

Energy - 1.4%

Laredo Petroleum Inc *	5,034	52,958
PDC Energy Inc *	639	27,547
QEP Resources Inc *	2,578	26,038
Sanchez Energy Corp *	7,107	51,028

		157,571

Financial - 23.1%

AG Mortgage Investment Trust Inc REIT	3,068	56,144
Apollo Commercial Real Estate Finance Inc REIT	2,122	39,363
Argo Group International Holdings Ltd	1,065	64,539
Banner Corp	1,382	78,097
Berkshire Hills Bancorp Inc	2,076	72,971
Capstead Mortgage Corp REIT	4,493	46,862
Cathay General Bancorp	2,661	100,985
CenterState Banks Inc	3,374	83,878
CNO Financial Group Inc	3,226	67,359
Enterprise Financial Services Corp	1,913	78,050
First Industrial Realty Trust Inc REIT	4,750	135,945
First Merchants Corp	2,494	100,109
First Midwest Bancorp Inc	3,597	83,846
Hanmi Financial Corp	2,937	83,558
Heritage Insurance Holdings Inc	2,937	38,240
IBERIABANK Corp	1,376	112,144
Independent Bank Corp	940	20,445
Infinity Property & Casualty Corp	198	18,612
Investors Bancorp Inc	7,127	95,217
Mack-Cali Realty Corp REIT	4,749	128,888
Moelis & Co ‘A’	1,886	73,271
National Storage Affiliates Trust REIT	3,856	89,112
Old National Bancorp	3,894	67,171
OM Asset Management PLC	4,088	60,748
Potlatch Corp REIT	1,294	59,136
Preferred Bank	837	44,754
PS Business Parks Inc REIT	811	107,368
Radian Group Inc	5,869	95,958
Stifel Financial Corp *	1,578	72,556
Texas Capital Bancshares Inc *	1,309	101,317
TriCo Bancshares	1,270	44,640
United Community Banks Inc	3,623	100,719
Wintrust Financial Corp	1,462	111,755
WSFS Financial Corp	1,977	89,657

		2,623,414

Industrial - 15.8%

AAR Corp	1,974	68,616
Air Transport Services Group Inc *	3,908	85,116
Barnes Group Inc	2,128	124,552
Chart Industries Inc *	1,696	58,902
EMCOR Group Inc	2,070	135,337
EnerSys	1,477	107,009
Generac Holdings Inc *	1,639	59,217
Harsco Corp *	7,929	127,657
Knowles Corp *	5,923	100,217
Littelfuse Inc	721	118,965
MasTec Inc *	2,684	121,183
Saia Inc *	1,993	102,241
SPX Corp *	1,494	37,589
Standex International Corp	149	13,514
Swift Transportation Co *	2,529	67,018
SYNNEX Corp	702	84,212
Trinseo SA	1,843	126,614
Universal Forest Products Inc	970	84,691
US Concrete Inc *	933	73,287
Vishay Intertechnology Inc	5,411	89,823

		1,785,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Technology - 11.1%

Acxiom Corp *	3,030	$78,719
Ambarella Inc *	1,051	51,026
Barracuda Networks Inc *	2,733	63,023
Cabot Microelectronics Corp	753	55,594
CACI International Inc ‘A’ *	678	84,784
CommVault Systems Inc *	1,491	84,167
Diebold Nixdorf Inc	2,208	61,824
Entegris Inc *	4,086	89,688
Integrated Device Technology Inc *	2,602	67,106
j2 Global Inc	1,442	122,700
MicroStrategy Inc ‘A’ *	327	62,676
Power Integrations Inc	911	66,412
RealPage Inc *	2,811	101,055
Silicon Laboratories Inc *	825	56,389
Silver Spring Networks Inc *	5,000	56,400
Verint Systems Inc *	2,387	97,151
Xperi Corp	2,068	61,626

		1,260,340

	Shares	Value
Utilities - 2.8%

ALLETE Inc	1,403	$100,567
Avista Corp	1,633	69,337
Black Hills Corp	1,162	78,400
PNM Resources Inc	1,755	67,129

		315,433

Total Common Stocks (Cost $9,624,402)		11,041,462

TOTAL INVESTMENTS - 97.4% (Cost $9,624,402)		11,041,462

OTHER ASSETS & LIABILITIES, NET - 2.6%		292,951

NET ASSETS - 100.0%		$11,334,413

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$11,041,462	$11,041,462	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Basic Materials - 3.2%

AK Steel Holding Corp *	20,017	$131,512
Clearwater Paper Corp *	3,026	141,466
Kaiser Aluminum Corp	2,611	231,126
Kraton Corp *	8,406	289,503
Minerals Technologies Inc	3,722	272,450

		1,066,057

Communications - 3.1%

Bankrate Inc *	25,148	323,152
Finisar Corp *	11,116	288,794
NETGEAR Inc *	5,222	225,068
TiVo Corp	9,932	185,232

		1,022,246

Consumer, Cyclical - 9.0%

AMC Entertainment Holdings Inc ‘A’	9,648	219,492
Beacon Roofing Supply Inc *	5,095	249,655
Big Lots Inc	4,157	200,783
Caleres Inc	5,895	163,763
Chico’s FAS Inc	15,795	148,789
Cooper-Standard Holdings Inc *	3,046	307,250
Deckers Outdoor Corp *	1,121	76,519
Haverty Furniture Cos Inc	4,694	117,819
Marriott Vacations Worldwide Corp	3,557	418,837
Red Robin Gourmet Burgers Inc *	2,899	189,160
SkyWest Inc	11,014	386,591
The Children’s Place Inc	2,745	280,265
Wabash National Corp	10,251	225,317

		2,984,240

Consumer, Non-Cyclical - 11.8%

ABM Industries Inc	8,247	342,415
Adtalem Global Education Inc	12,172	461,927
AngioDynamics Inc *	8,744	141,740
Central Garden & Pet Co ‘A’ *	9,990	299,900
CONMED Corp	2,620	133,463
Dean Foods Co	14,676	249,492
Deluxe Corp	4,681	324,019
Haemonetics Corp *	6,575	259,647
Horizon Pharma PLC *	11,261	133,668
LHC Group Inc *	5,383	365,452
Merit Medical Systems Inc *	9,855	375,968
Molina Healthcare Inc *	6,126	423,797
RPX Corp *	9,882	137,854
Viad Corp	5,851	276,460

		3,925,802

Energy - 2.3%

Helix Energy Solutions Group Inc *	14,707	82,947
Laredo Petroleum Inc *	19,156	201,521
Parker Drilling Co *	28,556	38,551
PDC Energy Inc *	3,783	163,085
QEP Resources Inc *	14,441	145,854
Sanchez Energy Corp *	19,819	142,300

		774,258

Financial - 39.7%

AG Mortgage Investment Trust Inc REIT	9,835	179,981
Agree Realty Corp REIT	2,271	104,171
Aircastle Ltd	10,325	224,569
Apollo Commercial Real Estate Finance Inc REIT	10,481	194,420
Argo Group International Holdings Ltd	5,993	363,176
Banner Corp	4,927	278,425
Beneficial Bancorp Inc	6,677	100,155
Berkshire Hills Bancorp Inc	8,804	309,460
Camden National Corp	3,782	162,285

	Shares	Value
Capstead Mortgage Corp REIT	21,647	$225,778
Cathay General Bancorp	9,253	351,151
CenterState Banks Inc	11,466	285,045
CNO Financial Group Inc	9,343	195,081
Enterprise Financial Services Corp	8,121	331,337
First Industrial Realty Trust Inc REIT	15,180	434,452
First Merchants Corp	9,119	366,037
First Midwest Bancorp Inc	15,493	361,142
Great Southern Bancorp Inc	4,968	265,788
Hanmi Financial Corp	5,898	167,798
Heritage Financial Corp	9,447	250,346
Heritage Insurance Holdings Inc	11,924	155,250
Hilltop Holdings Inc	5,959	156,185
Hope Bancorp Inc	18,939	353,212
Hudson Pacific Properties Inc REIT	9,742	333,079
IBERIABANK Corp	5,129	418,014
Independent Bank Corp	8,564	186,267
Investors Bancorp Inc	28,287	377,914
Mack-Cali Realty Corp REIT	15,433	418,852
Maiden Holdings Ltd	19,882	220,690
Medical Properties Trust Inc REIT	22,222	285,997
MFA Financial Inc REIT	20,092	168,572
National Storage Affiliates Trust REIT	14,176	327,607
Old National Bancorp	12,574	216,902
OM Asset Management PLC	17,569	261,075
Potlatch Corp REIT	6,027	275,434
Preferred Bank	4,345	232,327
PS Business Parks Inc REIT	3,370	446,154
Radian Group Inc	24,184	395,408
State Bank Financial Corp	9,072	246,033
State National Cos Inc	14,261	262,117
Stifel Financial Corp *	6,146	282,593
Texas Capital Bancshares Inc *	5,584	432,202
TriCo Bancshares	6,916	243,097
Umpqua Holdings Corp	15,100	277,236
United Community Banks Inc	12,969	360,538
Wintrust Financial Corp	5,363	409,948
WSFS Financial Corp	6,789	307,881

		13,201,181

Industrial - 15.0%

AAR Corp	5,416	188,260
Aerojet Rocketdyne Holdings Inc *	10,960	227,968
Air Transport Services Group Inc *	11,169	243,261
ArcBest Corp	6,809	140,265
Barnes Group Inc	6,300	368,739
Chart Industries Inc *	6,749	234,393
EMCOR Group Inc	7,766	507,741
EnerSys	3,835	277,846
Harsco Corp *	22,470	361,767
Knowles Corp *	20,805	352,021
Lydall Inc *	4,291	221,845
MasTec Inc *	5,925	267,514
Sanmina Corp *	10,857	413,652
SYNNEX Corp	2,577	309,137
Trinseo SA	5,602	384,857
Universal Forest Products Inc	3,321	289,957
Vishay Intertechnology Inc	12,962	215,169

		5,004,392

Technology - 7.1%

Acxiom Corp *	11,034	286,663
Ambarella Inc *	2,368	114,966
Cabot Microelectronics Corp	2,872	212,039
CACI International Inc ‘A’ *	3,858	482,443
Entegris Inc *	11,769	258,330
Insight Enterprises Inc *	6,929	277,091
Silver Spring Networks Inc *	14,319	161,518
Verint Systems Inc *	9,668	393,488
Xperi Corp	6,308	187,978

		2,374,516

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Utilities - 5.1%

ALLETE Inc	6,863	$491,940
Avista Corp	8,911	378,361
Black Hills Corp	3,229	217,860
PNM Resources Inc	5,155	197,179
Portland General Electric Co	8,938	408,377

		1,693,717

Total Common Stocks (Cost $27,008,548)		32,046,409

EXCHANGE-TRADED FUND - 1.1%

iShares Russell 2000 Value	2,979	354,114

Total Exchange-Traded Fund (Cost $332,939)		354,114

	Shares	Value
SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Portfolio	977,373	$977,373

Total Short-Term Investment (Cost $977,373)		977,373

TOTAL INVESTMENTS - 100.3% (Cost $28,318,860)		33,377,896

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(100,918)

NET ASSETS - 100.0%		$33,276,978

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$32,046,409	$32,046,409	$—	$—
	Exchange-Traded Fund	354,114	354,114	—	—
	Short-Term Investment	977,373	977,373	—	—

	Total	$33,377,896	$33,377,896	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	375	$859

Total Rights (Cost $0)		859

COMMON STOCKS - 97.3%

Basic Materials - 2.5%

Kaiser Aluminum Corp	3,715	328,852
PolyOne Corp	11,564	447,989
US Silica Holdings Inc	5,380	190,936

		967,777

Communications - 8.5%

Ciena Corp *	19,913	498,223
GrubHub Inc *	11,539	503,100
LogMeIn Inc	2,680	280,060
NETGEAR Inc *	7,601	327,603
Shutterfly Inc *	9,026	428,735
Sinclair Broadcast Group Inc ‘A’	12,611	414,902
TiVo Corp	22,782	424,884
Web.com Group Inc *	14,423	364,902

		3,242,409

Consumer, Cyclical - 17.4%

AMC Entertainment Holdings Inc ‘A’	13,219	300,732
American Eagle Outfitters Inc	22,494	271,053
American Woodmark Corp *	4,657	444,976
Beacon Roofing Supply Inc *	8,473	415,177
Bloomin’ Brands Inc	22,754	483,067
BMC Stock Holdings Inc *	14,961	326,898
Chico’s FAS Inc	20,897	196,850
iRobot Corp *	4,027	338,832
Lithia Motors Inc ‘A’	4,872	459,088
Select Comfort Corp *	12,212	433,404
Sonic Corp	16,950	449,005
Steven Madden Ltd *	8,589	343,130
Texas Roadhouse Inc	8,285	422,121
The Cheesecake Factory Inc	4,244	213,473
The Children’s Place Inc	3,387	345,813
Universal Electronics Inc *	5,425	362,661
Wabash National Corp	20,159	443,095
Wolverine World Wide Inc	12,716	356,175

		6,605,550

Consumer, Non-Cyclical - 32.2%

Aclaris Therapeutics Inc *	8,846	239,903
AMAG Pharmaceuticals Inc *	7,038	129,499
Amedisys Inc *	7,709	484,202
Amphastar Pharmaceuticals Inc *	12,745	227,626
BioTelemetry Inc *	10,484	350,690
Cardtronics PLC ‘A’ *	11,442	375,984
Deluxe Corp	9,940	688,047
FibroGen Inc *	8,464	273,387
HealthSouth Corp	8,256	399,590
Horizon Pharma PLC *	29,741	353,026
ICU Medical Inc *	2,253	388,643
Insperity Inc	6,831	485,001
iRhythm Technologies Inc *	6,206	263,693
Ironwood Pharmaceuticals Inc *	19,613	370,293
J&J Snack Foods Corp	2,809	370,985
LHC Group Inc *	5,999	407,272
Masimo Corp *	3,606	328,795
Merit Medical Systems Inc *	8,660	330,379
Molina Healthcare Inc *	8,445	584,225

	Shares	Value
Nektar Therapeutics *	28,271	$552,698
Neurocrine Biosciences Inc *	6,303	289,938
NuVasive Inc *	7,075	544,209
Otonomy Inc *	14,049	264,824
PAREXEL International Corp *	6,275	545,360
Puma Biotechnology Inc *	5,884	514,262
Revance Therapeutics Inc *	9,612	253,757
Supernus Pharmaceuticals Inc *	17,779	766,275
The Spectranetics Corp *	13,961	536,102
TrueBlue Inc *	11,646	308,619
Ultragenyx Pharmaceutical Inc *	4,796	297,880
USANA Health Sciences Inc *	5,146	329,859

		12,255,023

Energy - 0.4%

Sanchez Energy Corp *	19,838	142,437

Financial - 5.6%

BofI Holding Inc *	10,459	248,087
DuPont Fabros Technology Inc REIT	4,195	256,566
Eagle Bancorp Inc *	5,019	317,703
Home BancShares Inc	16,262	404,924
Moelis & Co ‘A’	7,059	274,242
PS Business Parks Inc REIT	3,118	412,792
Texas Capital Bancshares Inc *	3,003	232,432

		2,146,746

Industrial - 12.7%

Aerojet Rocketdyne Holdings Inc *	18,541	385,653
Forward Air Corp	5,829	310,569
Generac Holdings Inc *	12,073	436,197
Littelfuse Inc	2,848	469,920
Lydall Inc *	5,794	299,550
Masonite International Corp *	5,924	447,262
MasTec Inc *	9,053	408,743
Saia Inc *	9,194	471,652
SPX Corp *	13,728	345,396
Tetra Tech Inc	6,202	283,742
Trinseo SA	6,607	453,901
US Concrete Inc *	6,564	515,602

		4,828,187

Technology - 18.0%

Acxiom Corp *	20,523	533,188
Ambarella Inc *	5,398	262,073
Aspen Technology Inc *	6,633	366,540
Barracuda Networks Inc *	19,902	458,940
CommVault Systems Inc *	9,262	522,840
Diebold Nixdorf Inc	13,180	369,040
Integrated Device Technology Inc *	17,396	448,643
j2 Global Inc	8,244	701,482
MACOM Technology Solutions Holdings Inc *	5,893	328,653
Microsemi Corp *	6,271	293,483
MicroStrategy Inc ‘A’ *	2,037	390,432
Power Integrations Inc	5,462	398,180
RealPage Inc *	17,143	616,291
Silicon Laboratories Inc *	6,090	416,252
Silver Spring Networks Inc *	30,237	341,073
Xperi Corp	13,734	409,273

		6,856,383

Total Common Stocks (Cost $31,496,992)		37,044,512

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,013,326	$1,013,326

Total Short-Term Investment (Cost $1,013,326)		1,013,326

TOTAL INVESTMENTS - 100.0% (Cost $32,510,318)		38,058,697

OTHER ASSETS & LIABILITIES, NET - 0.0%		16,084

NET ASSETS - 100.0%		$38,074,781

Notes to Schedule of Investments

(a)	An investment with a value of $859 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$859	$—	$—	$859
	Common Stocks	37,044,512	37,044,512	—	—
	Short-Term Investment	1,013,326	1,013,326	—	—

	Total	$38,058,697	$38,057,838	$—	$859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 1.9%

Alcoa Corp	18,251	$595,906
CF Industries Holdings Inc	42,261	1,181,618
International Paper Co	30,962	1,752,759

		3,530,283

Communications - 7.6%

CBS Corp ‘B’	16,382	1,044,844
Charter Communications Inc ‘A’ *	2,511	845,739
Cisco Systems Inc	146,141	4,574,213
Comcast Corp ‘A’	31,209	1,214,654
eBay Inc *	82,345	2,875,487
Twenty-First Century Fox Inc ‘B’	66,045	1,840,674
Vodafone Group PLC (United Kingdom)	461,736	1,311,316

		13,706,927

Consumer, Cyclical - 8.1%

Adient PLC l	—	13
Advance Auto Parts Inc	14,930	1,740,689
Carnival Corp	89,353	5,858,876
CVS Health Corp	20,131	1,619,740
General Motors Co	97,345	3,400,261
Wal-Mart Stores Inc	25,064	1,896,844

		14,516,423

Consumer, Non-Cyclical - 15.6%

AbbVie Inc	18,838	1,365,943
Anthem Inc	13,108	2,466,008
Biogen Inc *	6,072	1,647,698
Bioverativ Inc * l	—	30
Cardinal Health Inc	10,123	788,784
Danone SA (France)	18,715	1,404,706
Gilead Sciences Inc	19,847	1,404,771
McKesson Corp	7,364	1,211,673
Medtronic PLC	16,588	1,472,185
Merck & Co Inc	34,257	2,195,531
Mondelez International Inc ‘A’	11,442	494,180
Mylan NV *	45,285	1,757,964
Novartis AG (Switzerland)	25,967	2,168,935
PayPal Holdings Inc *	38,807	2,082,772
Pfizer Inc	102,940	3,457,755
Sanofi ADR (France)	63,293	3,032,368
Unilever NV ‘NY’ (United Kingdom)	21,552	1,191,179

		28,142,482

Energy - 13.8%

BP PLC ADR (United Kingdom)	87,695	3,038,632
Canadian Natural Resources Ltd (Canada)	52,086	1,502,975
Chevron Corp	29,165	3,042,784
Devon Energy Corp	66,950	2,140,392
Halliburton Co	37,891	1,618,325
Hess Corp	45,394	1,991,435
Marathon Oil Corp	145,732	1,726,924
Occidental Petroleum Corp	23,976	1,435,443
QEP Resources Inc *	90,033	909,333
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	66,738	3,549,794
Suncor Energy Inc (Canada)	132,689	3,874,519

		24,830,556

Financial - 35.9%

Aflac Inc	12,627	980,865
Ally Financial Inc	117,978	2,465,740
American International Group Inc	43,471	2,717,807
Bank of America Corp	342,273	8,303,543
Citigroup Inc	162,377	10,859,774
Citizens Financial Group Inc	58,654	2,092,775
Fifth Third Bancorp	121,419	3,152,037
JPMorgan Chase & Co	76,486	6,990,820

	Shares	Value
KeyCorp	40,976	$767,890
MetLife Inc	69,831	3,836,515
Morgan Stanley	82,658	3,683,240
State Street Corp	33,362	2,993,572
The Allstate Corp	29,447	2,604,293
The Bank of New York Mellon Corp	60,304	3,076,710
The Goldman Sachs Group Inc	8,786	1,949,613
The PNC Financial Services Group Inc	31,188	3,894,446
US Bancorp	13,824	717,742
Wells Fargo & Co	63,040	3,493,046

		64,580,428

Industrial - 9.4%

Arconic Inc	49,603	1,123,508
Caterpillar Inc	30,944	3,325,242
Eaton Corp PLC	38,966	3,032,724
Emerson Electric Co	21,103	1,258,161
General Electric Co	74,584	2,014,514
Ingersoll-Rand PLC	13,186	1,205,069
Johnson Controls International PLC	58,297	2,527,758
Textron Inc	50,797	2,392,539

		16,879,515

Technology - 4.9%

Cognizant Technology Solutions Corp ‘A’	18,068	1,199,715
Intel Corp	60,032	2,025,480
Microsoft Corp	41,495	2,860,250
NetApp Inc	49,484	1,981,834
QUALCOMM Inc	11,451	632,324

		8,699,603

Utilities - 0.6%

FirstEnergy Corp	36,844	1,074,371

Total Common Stocks (Cost $112,034,024)		175,960,588

CLOSED-END MUTUAL FUND - 0.4%

Altaba Inc *	13,471	733,900

Total Closed-End Mutual Fund (Cost $156,230)		733,900

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	4,055,402	4,055,402

Total Short-Term Investment (Cost $4,055,402)		4,055,402

TOTAL INVESTMENTS - 100.5% (Cost $116,245,656)		180,749,890

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(841,468)

NET ASSETS - 100.0%		$179,908,422

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,143,322	CAD	1,515,968	08/17	BRC	($26,466)
USD	1,142,903	CAD	1,515,952	08/17	CIB	(26,872)
USD	1,142,842	CAD	1,515,968	08/17	GSC	(26,946)
USD	1,143,316	CAD	1,515,968	08/17	RBC	(26,472)
USD	449,410	CHF	436,946	08/17	BRC	(7,313)
USD	449,491	CHF	436,946	08/17	CIB	(7,232)
USD	449,671	CHF	436,946	08/17	GSC	(7,051)
USD	449,871	CHF	437,262	08/17	RBC	(7,182)
USD	1,870,297	EUR	1,674,948	08/17	BRC	(46,356)
USD	1,870,246	EUR	1,674,948	08/17	CIB	(46,406)
USD	2,124,070	EUR	1,902,952	08/17	GSC	(53,489)
USD	1,870,129	EUR	1,674,948	08/17	RBC	(46,523)
USD	182,477	EUR	159,427	08/17	RBC	44
USD	942,344	GBP	745,667	08/17	BRC	(29,971)
USD	943,311	GBP	745,538	08/17	CIB	(28,836)
USD	943,359	GBP	745,538	08/17	GSC	(28,788)
USD	943,064	GBP	745,538	08/17	RBC	(29,082)

Total Forward Foreign Currency Contracts						($444,941)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,530,283	$3,530,283	$—	$—
	Communications	13,706,927	12,395,611	1,311,316	—
	Consumer, Cyclical	14,516,423	14,516,423	—	—
	Consumer, Non-Cyclical	28,142,482	24,568,841	3,573,641	—
	Energy	24,830,556	24,830,556	—	—
	Financial	64,580,428	64,580,428	—	—
	Industrial	16,879,515	16,879,515	—	—
	Technology	8,699,603	8,699,603	—	—
	Utilities	1,074,371	1,074,371	—	—

	Total Common Stocks	175,960,588	171,075,631	4,884,957	—

	Closed-End Mutual Fund	733,900	733,900	—	—
	Short-Term Investment	4,055,402	4,055,402	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	44	—	44	—

	Total Assets	180,749,934	175,864,933	4,885,001	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(444,985)	—	(444,985)	—

	Total Liabilities	(444,985)	—	(444,985)	—

	Total	$180,304,949	$175,864,933	$4,440,016	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	1,194	$22

Total Warrants (Cost $0)		22

COMMON STOCKS - 97.8%

Basic Materials - 1.3%

Huntsman Corp	459	11,861
Minerals Technologies Inc	1,401	102,553

		114,414

Communications - 11.0%

Acacia Communications Inc *	413	17,127
Chegg Inc *	3,672	45,129
GrubHub Inc *	1,458	63,569
Netshoes Cayman Ltd (Brazil) *	1,169	22,246
Oclaro Inc *	3,412	31,868
Okta Inc *	842	19,198
Proofpoint Inc *	978	84,920
RingCentral Inc ‘A’ *	1,340	48,977
Shopify Inc ‘A’ (Canada) *	1,016	88,290
Stamps.com Inc *	811	125,604
The Trade Desk Inc ‘A’ *	3,317	166,215
TrueCar Inc *	3,886	77,448
Wix.com Ltd (Israel) *	2,386	166,066
Yext Inc *	302	4,026

		960,683

Consumer, Cyclical - 15.0%

Allison Transmission Holdings Inc	4,225	158,480
Beacon Roofing Supply Inc *	2,868	140,532
Burlington Stores Inc *	521	47,927
Canada Goose Holdings Inc (Canada) *	5,470	108,032
Dave & Buster’s Entertainment Inc *	2,813	187,093
Extended Stay America Inc	5,056	97,884
Floor & Decor Holdings Inc ‘A’ *	1,130	44,364
iRobot Corp *	1,249	105,091
Marriott Vacations Worldwide Corp	177	20,842
Ollie’s Bargain Outlet Holdings Inc *	1,118	47,627
Planet Fitness Inc ‘A’	8,030	187,420
Pool Corp	698	82,064
Tenneco Inc	755	43,662
Universal Electronics Inc *	638	42,650

		1,313,668

Consumer, Non-Cyclical - 24.5%

ABIOMED Inc *	186	26,654
Agios Pharmaceuticals Inc *	855	43,990
Avexis Inc *	808	66,385
Blueprint Medicines Corp *	2,963	150,135
Clovis Oncology Inc *	1,427	133,610
Exact Sciences Corp *	5,357	189,477
Exelixis Inc *	4,451	109,628
Foundation Medicine Inc *	1,117	44,401
Glaukos Corp *	2,165	89,782
Global Blood Therapeutics Inc *	1,227	33,558
HealthEquity Inc *	1,560	77,735
Insulet Corp *	2,697	138,383
Kite Pharma Inc *	426	44,163
Live Nation Entertainment Inc *	4,623	161,112
Loxo Oncology Inc *	1,242	99,596
Nevro Corp *	698	51,952
Penumbra Inc *	1,948	170,937

	Shares	Value
Quanta Services Inc *	2,781	$91,550
Repligen Corp *	1,949	80,767
Sage Therapeutics Inc *	775	61,721
SodaStream International Ltd (Israel) *	713	38,160
Spark Therapeutics Inc *	1,231	73,540
TESARO Inc *	771	107,832
Tivity Health Inc *	1,658	66,071

		2,151,139

Energy - 0.5%

MRC Global Inc *	2,920	48,238

Financial - 13.7%

Air Lease Corp	2,298	85,853
Cadence BanCorp *	806	17,635
CenterState Banks Inc	2,619	65,108
Chemical Financial Corp	921	44,586
Columbia Banking System Inc	1,120	44,632
Evercore Partners Inc ‘A’	1,650	116,325
Glacier Bancorp Inc	1,224	44,811
Hamilton Lane Inc ‘A’	295	6,487
Moelis & Co ‘A’	2,187	84,965
Pinnacle Financial Partners Inc	1,400	87,920
South State Corp	411	35,223
Sterling Bancorp	2,352	54,684
Texas Capital Bancshares Inc *	736	56,966
WageWorks Inc *	2,220	149,184
Webster Financial Corp	1,468	76,659
Western Alliance Bancorp *	2,343	115,276
Wintrust Financial Corp	1,029	78,657
WSFS Financial Corp	781	35,418

		1,200,389

Industrial - 13.5%

Apogee Enterprises Inc	1,261	71,675
Builders FirstSource Inc *	7,091	108,634
Cognex Corp	1,063	90,249
Coherent Inc *	297	66,822
Eagle Materials Inc	920	85,026
Esterline Technologies Corp *	889	84,277
GasLog Ltd (Morocco)	7,953	121,283
MasTec Inc *	2,804	126,601
Nordson Corp	897	108,824
Proto Labs Inc *	1,011	67,990
Universal Display Corp	1,285	140,386
XPO Logistics Inc *	1,757	113,555

		1,185,322

Technology - 18.3%

2U Inc *	3,148	147,704
Blackline Inc *	2,098	74,982
Cavium Inc *	1,055	65,547
CEVA Inc *	2,220	100,899
Cirrus Logic Inc *	1,150	72,128
Cloudera Inc *	1,399	22,412
Cotiviti Holdings Inc *	1,095	40,668
Five9 Inc *	5,611	120,749
HubSpot Inc *	1,535	100,926
Inphi Corp *	1,208	41,434
IPG Photonics Corp *	608	88,221
Kornit Digital Ltd (Israel) *	3,365	65,113
Lumentum Holdings Inc *	1,879	107,197
MACOM Technology Solution Holdings Inc *	2,232	124,479
Materialise NV ADR (Belgium) *	1,783	21,164
Monolithic Power Systems Inc	1,376	132,646
MuleSoft Inc ‘A’ *	3,905	97,391
Paycom Software Inc *	1,814	124,096
Veeva Systems Inc ‘A’ *	977	59,900

		1,607,656

Total Common Stocks (Cost $6,680,277)		8,581,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	144,344	$144,344

Total Short-Term Investment (Cost $144,344)		144,344

TOTAL INVESTMENTS - 99.5% (Cost $6,824,621)		8,725,875

OTHER ASSETS & LIABILITIES, NET - 0.5%		46,345

NET ASSETS - 100.0%		$8,772,220

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$22	$—	$22	$—
	Common Stocks	8,581,509	8,581,509	—	—
	Short-Term Investment	144,344	144,344	—	—

	Total	$8,725,875	$8,725,853	$22	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 2.5%

Monsanto Co	8,062	$954,218
The Sherwin-Williams Co	6,256	2,195,606
Univar Inc *	7,084	206,853

		3,356,677

Communications - 21.6%

Alphabet Inc ‘A’ *	5,862	5,449,784
Alphabet Inc ‘C’ *	4,070	3,698,531
Altice USA Inc ‘A’ *	3,533	114,116
Amazon.com Inc *	6,768	6,551,424
Comcast Corp ‘A’	59,791	2,327,066
Facebook Inc ‘A’ *	47,245	7,133,050
Netflix Inc *	13,348	1,994,325
The Priceline Group Inc *	1,298	2,427,935

		29,696,231

Consumer, Cyclical - 6.4%

Aramark	34,427	1,410,818
Costco Wholesale Corp	4,296	687,059
Dollar Tree Inc *	6,090	425,813
Lululemon Athletica Inc *	2,868	171,134
Marriott International Inc ‘A’	11,601	1,163,696
NIKE Inc ‘B’	25,863	1,525,917
Panera Bread Co ‘A’ *	2,322	730,594
Ross Stores Inc	12,123	699,861
Six Flags Entertainment Corp	6,041	360,104
Starbucks Corp	28,600	1,667,666

		8,842,662

Consumer, Non-Cyclical - 25.5%

Abbott Laboratories	18,812	914,451
Allergan PLC	3,490	848,384
Biogen Inc *	2,894	785,316
BioMarin Pharmaceutical Inc *	4,182	379,809
Bristol-Myers Squibb Co	15,750	877,590
Celgene Corp *	17,560	2,280,517
Colgate-Palmolive Co	17,243	1,278,224
Constellation Brands Inc ‘A’	11,007	2,132,386
CR Bard Inc	3,367	1,064,342
Danaher Corp	28,998	2,447,141
Danone SA (France)	6,927	519,925
Ecolab Inc	3,973	527,416
Edwards Lifesciences Corp *	7,262	858,659
Eli Lilly & Co	11,570	952,211
Equifax Inc	8,350	1,147,457
FleetCor Technologies Inc *	6,999	1,009,326
Global Payments Inc	9,412	850,092
McKesson Corp	1,631	268,365
Medtronic PLC	24,088	2,137,810
Mondelez International Inc ‘A’	13,369	577,407
Monster Beverage Corp *	18,208	904,573
PayPal Holdings Inc *	7,452	399,949
Pernod Ricard SA (France)	2,595	347,490
Philip Morris International Inc	14,279	1,677,069
Regeneron Pharmaceuticals Inc *	2,239	1,099,662
Stryker Corp	6,501	902,209
The Cooper Cos Inc	726	173,819
The Estee Lauder Cos Inc ‘A’	8,456	811,607
Thermo Fisher Scientific Inc	18,091	3,156,337
UnitedHealth Group Inc	7,602	1,409,563
Verisk Analytics Inc *	11,498	970,086
Zoetis Inc	21,637	1,349,716

		35,058,908

	Shares	Value
Energy - 0.6%

Concho Resources Inc *	1,816	$220,698
Pioneer Natural Resources Co	3,475	554,541

		775,239

Financial - 13.4%

American Tower Corp REIT	25,542	3,379,717
Aon PLC	11,448	1,522,012
Intercontinental Exchange Inc	25,903	1,707,526
Mastercard Inc ‘A’	30,673	3,725,236
Morgan Stanley	14,597	650,442
The Blackstone Group LP	5,747	191,662
The Charles Schwab Corp	32,439	1,393,579
The Goldman Sachs Group Inc	2,506	556,081
Visa Inc ‘A’	56,123	5,263,215

		18,389,470

Industrial - 7.5%

AMETEK Inc	16,214	982,082
Amphenol Corp ‘A’	13,932	1,028,460
Canadian Pacific Railway Ltd (Canada)	7,421	1,193,371
Fortive Corp	12,738	806,952
Honeywell International Inc	6,232	830,663
Roper Technologies Inc	7,196	1,666,090
Union Pacific Corp	12,457	1,356,692
Vulcan Materials Co	13,884	1,758,825
Xylem Inc	11,226	622,257

		10,245,392

Technology - 21.8%

Activision Blizzard Inc	40,819	2,349,950
Adobe Systems Inc *	29,280	4,141,363
Analog Devices Inc	5,188	403,626
Apple Inc	17,281	2,488,810
Broadcom Ltd	10,010	2,332,831
Cognizant Technology Solutions Corp ‘A’	20,301	1,347,986
Electronic Arts Inc *	21,894	2,314,634
Fidelity National Information Services Inc	12,630	1,078,602
Fiserv Inc *	17,758	2,172,514
Intuit Inc	12,022	1,596,642
Microsoft Corp	79,072	5,450,433
NVIDIA Corp	12,844	1,856,729
PTC Inc *	2,849	157,037
salesforce.com Inc *	25,903	2,243,200

		29,934,357

Total Common Stocks (Cost $85,465,333)		136,298,936

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio	1,166,920	1,166,920

Total Short-Term Investment (Cost $1,166,920)		1,166,920

TOTAL INVESTMENTS - 100.1% (Cost $86,632,253)		137,465,856

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(188,113)

NET ASSETS - 100.0%		$137,277,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in

Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,356,677	$3,356,677	$—	$—
	Communications	29,696,231	29,696,231	—	—
	Consumer, Cyclical	8,842,662	8,842,662	—	—
	Consumer, Non-Cyclical	35,058,908	34,191,493	867,415	—
	Energy	775,239	775,239	—	—
	Financial	18,389,470	18,389,470	—	—
	Industrial	10,245,392	10,245,392	—	—
	Technology	29,934,357	29,934,357	—	—

	Total Common Stocks	136,298,936	135,431,521	867,415	—

	Short-Term Investment	1,166,920	1,166,920	—	—

	Total	$137,465,856	$136,598,441	$867,415	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%

Basic Materials - 2.3%

Monsanto Co	7,513	$889,120
The Sherwin-Williams Co	3,485	1,223,096

		2,112,216

Communications - 30.0%

Alibaba Group Holding Ltd ADR (China) *	9,519	1,341,227
Alphabet Inc ‘A’ *	6,866	6,383,183
Amazon.com Inc *	7,236	7,004,448
Facebook Inc ‘A’ *	18,866	2,848,389
Netflix Inc *	15,910	2,377,113
Snap Inc ‘A’ *	29,448	523,291
Tencent Holdings Ltd (China)	86,400	3,099,596
The Priceline Group Inc *	1,531	2,863,766
Zayo Group Holdings Inc *	13,135	405,871
Zendesk Inc *	10,527	292,440

		27,139,324

Consumer, Cyclical - 6.6%

Dollar Tree Inc *	11,089	775,343
Domino’s Pizza Inc	5,117	1,082,399
NIKE Inc ‘B’	23,546	1,389,214
The Home Depot Inc	12,223	1,875,008
Ulta Beauty Inc *	3,138	901,673

		6,023,637

Consumer, Non-Cyclical - 24.2%

Alexion Pharmaceuticals Inc *	22,478	2,734,898
Becton Dickinson and Co	6,891	1,344,503
Biogen Inc *	5,666	1,537,526
Bioverativ Inc * l	—	30
Boston Scientific Corp *	52,856	1,465,168
Celgene Corp *	14,093	1,830,258
Constellation Brands Inc ‘A’	13,353	2,586,877
Dr Pepper Snapple Group Inc	5,854	533,358
Equifax Inc	13,148	1,806,798
Global Payments Inc	13,611	1,229,346
PayPal Holdings Inc *	9,597	515,071
Regeneron Pharmaceuticals Inc *	986	484,264
S&P Global Inc	2,466	360,011
UnitedHealth Group Inc	22,594	4,189,379
Vertex Pharmaceuticals Inc *	3,554	458,004
Zoetis Inc	13,156	820,671

		21,896,162

Energy - 0.8%

Pioneer Natural Resources Co	4,545	725,291

	Shares	Value
Financial - 12.4%

Bank of America Corp	85,925	$2,084,541
Berkshire Hathaway Inc ‘B’ *	7,398	1,252,999
Equinix Inc REIT	2,608	1,119,249
First Republic Bank	13,016	1,302,902
SBA Communications Corp REIT *	5,688	767,311
SunTrust Banks Inc	8,479	480,929
SVB Financial Group *	2,437	428,400
Visa Inc ‘A’	34,391	3,225,188
Wells Fargo & Co	10,098	559,530

		11,221,049

Industrial - 4.1%

Acuity Brands Inc	8,503	1,728,490
Roper Technologies Inc	4,011	928,667
TransDigm Group Inc	3,933	1,057,466

		3,714,623

Technology - 19.8%

Activision Blizzard Inc	17,938	1,032,691
Adobe Systems Inc *	10,424	1,474,371
Advanced Micro Devices Inc *	51,412	641,622
Apple Inc	10,831	1,559,881
ASML Holding NV ‘NY’ (Netherlands)	10,641	1,386,629
Autodesk Inc *	18,188	1,833,714
Broadcom Ltd	7,363	1,715,947
Cognizant Technology Solutions Corp ‘A’	14,520	964,128
Microsoft Corp	80,729	5,564,650
NVIDIA Corp	5,417	783,082
salesforce.com Inc *	4,937	427,544
Teradyne Inc	17,481	524,954

		17,909,213

Total Common Stocks (Cost $61,836,489)		90,741,515

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio	72,154	72,154

Total Short-Term Investment (Cost $72,154)		72,154

TOTAL INVESTMENTS - 100.3% (Cost $61,908,643)		90,813,669

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(228,740)

NET ASSETS - 100.0%		$90,584,929

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,112,216	$2,112,216	$—	$—
	Communications	27,139,324	24,039,728	3,099,596	—
	Consumer, Cyclical	6,023,637	6,023,637	—	—
	Consumer, Non-Cyclical	21,896,162	21,896,162	—	—
	Energy	725,291	725,291	—	—
	Financial	11,221,049	11,221,049	—	—
	Industrial	3,714,623	3,714,623	—	—
	Technology	17,909,213	17,909,213	—	—

	Total Common Stocks	90,741,515	87,641,919	3,099,596	—

	Short-Term Investment	72,154	72,154	—	—

	Total	$90,813,669	$87,714,073	$3,099,596	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 3.5%

AdvanSix Inc * l	—	$30
Air Products & Chemicals Inc	30,870	4,416,262
Freeport-McMoRan Inc *	394,311	4,735,675
PPG Industries Inc	50,690	5,573,872

		14,725,839

Communications - 13.8%

Charter Communications Inc ‘A’ *	27,481	9,256,879
DISH Network Corp ‘A’ *	210,581	13,216,064
Motorola Solutions Inc	113,392	9,835,622
SES SA ‘A’ FDR (Luxembourg)	204,438	4,789,361
Time Warner Inc	140,273	14,084,812
Twenty-First Century Fox Inc ‘B’	290,814	8,104,986

		59,287,724

Consumer, Cyclical - 4.1%

CVS Health Corp	134,883	10,852,686
The Home Depot Inc	43,390	6,656,026

		17,508,712

Consumer, Non-Cyclical - 19.1%

AmerisourceBergen Corp	58,817	5,559,971
Amgen Inc	45,541	7,843,526
Anheuser-Busch InBev SA/NV ADR (Belgium)	40,329	4,450,708
Anthem Inc	54,991	10,345,457
Johnson & Johnson	62,622	8,284,264
Kimberly-Clark Corp	34,760	4,487,864
Merck & Co Inc	161,258	10,335,025
Novartis AG ADR (Switzerland)	44,890	3,746,968
Philip Morris International Inc	84,972	9,979,961
Reynolds American Inc	115,167	7,490,462
Teva Pharmaceutical Industries Ltd ADR (Israel)	115,010	3,820,632
UnitedHealth Group Inc	29,421	5,455,242

		81,800,080

Energy - 10.7%

Chevron Corp	69,451	7,245,823
Exxon Mobil Corp	93,362	7,537,114
Halliburton Co	201,461	8,604,399
National Oilwell Varco Inc	129,297	4,259,043
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	91,566	4,870,396
Schlumberger Ltd	83,575	5,502,578
Suncor Energy Inc (Canada)	264,435	7,721,502

		45,740,855

Financial - 28.1%

American Express Co	109,534	9,227,144
American Tower Corp REIT	50,820	6,724,503
Bank of America Corp	250,807	6,084,578
Capital One Financial Corp	56,782	4,691,329
Citigroup Inc	144,888	9,690,109
JPMorgan Chase & Co	192,713	17,613,968
Marsh & McLennan Cos Inc	101,156	7,886,122
MetLife Inc	84,330	4,633,090
State Street Corp	89,664	8,045,551
Synchrony Financial	136,810	4,079,674
The Bank of New York Mellon Corp	108,825	5,552,252
The Progressive Corp	117,682	5,188,599
The Travelers Cos Inc	46,637	5,900,980
US Bancorp	222,877	11,571,774
Wells Fargo & Co	245,635	13,610,635

		120,500,308

	Shares	Value
Industrial - 14.0%

Crown Holdings Inc *	125,900	$7,511,194
General Electric Co	244,841	6,613,155
Honeywell International Inc	91,603	12,209,764
Illinois Tool Works Inc	76,862	11,010,482
Martin Marietta Materials Inc	32,033	7,129,905
TE Connectivity Ltd	104,105	8,190,981
United Technologies Corp	60,844	7,429,661

		60,095,142

Technology - 4.0%

Dell Technologies Inc ‘V’ * l	—	17
Microsoft Corp	119,758	8,254,919
Nuance Communications Inc *	301,836	5,254,965
Xerox Corp	125,186	3,596,594

		17,106,495

Utilities - 1.5%

Sempra Energy	57,926	6,531,157

Total Common Stocks (Cost $263,614,421)		423,296,312

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio	498,046	498,046

Total Short-Term Investment (Cost $498,046)		498,046

TOTAL INVESTMENTS - 98.9% (Cost $264,112,467)		423,794,358

OTHER ASSETS & LIABILITIES, NET - 1.1%		4,840,829

NET ASSETS - 100.0%		$428,635,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$14,725,839	$14,725,839	$—	$—
	Communications	59,287,724	54,498,363	4,789,361	—
	Consumer, Cyclical	17,508,712	17,508,712	—	—
	Consumer, Non-Cyclical	81,800,080	81,800,080	—	—
	Energy	45,740,855	45,740,855	—	—
	Financial	120,500,308	120,500,308	—	—
	Industrial	60,095,142	60,095,142	—	—
	Technology	17,106,495	17,106,495	—	—
	Utilities	6,531,157	6,531,157	—	—

	Total Common Stocks	423,296,312	418,506,951	4,789,361	—

	Short-Term Investment	498,046	498,046	—	—

	Total	$423,794,358	$419,004,997	$4,789,361	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 2.6%

EI du Pont de Nemours & Co	35,225	$2,843,010
PPG Industries Inc	44,035	4,842,089

		7,685,099

Communications - 13.2%

Alphabet Inc ‘C’ *	14,761	13,413,764
Cisco Systems Inc	148,020	4,633,026
Comcast Corp ‘A’	237,418	9,240,309
Facebook Inc ‘A’ *	50,220	7,582,216
Verizon Communications Inc	106,968	4,777,191

		39,646,506

Consumer, Cyclical - 7.7%

AutoZone Inc *	8,821	5,032,027
Delphi Automotive PLC	40,614	3,559,817
Lowe’s Cos Inc	66,940	5,189,858
McDonald’s Corp	37,080	5,679,173
Whirlpool Corp	19,120	3,663,774

		23,124,649

Consumer, Non-Cyclical - 24.9%

Boston Scientific Corp *	105,326	2,919,637
Celgene Corp *	51,582	6,698,954
Express Scripts Holding Co *	55,526	3,544,780
Gilead Sciences Inc	51,130	3,618,981
Merck & Co Inc	129,420	8,294,528
Mondelez International Inc ‘A’	116,439	5,029,000
Mylan NV *	63,408	2,461,499
Nielsen Holdings PLC	82,167	3,176,576
PayPal Holdings Inc *	76,459	4,103,555
PepsiCo Inc	74,739	8,631,607
Philip Morris International Inc	52,738	6,194,078
S&P Global Inc	26,718	3,900,561
Stryker Corp	22,470	3,118,387
The Kraft Heinz Co	58,877	5,042,226
UnitedHealth Group Inc	38,781	7,190,773
Valeant Pharmaceuticals International Inc *	60,650	1,049,245

		74,974,387

Energy - 6.2%

Magellan Midstream Partners LP	83,428	5,945,914
Phillips 66	83,355	6,892,625
Suncor Energy Inc (Canada)	193,949	5,663,311

		18,501,850

Financial - 19.9%

American Express Co	71,740	6,043,378
Berkshire Hathaway Inc ‘B’ *	40,436	6,848,645
Citigroup Inc	137,838	9,218,605
CME Group Inc ‘A’	31,745	3,975,744
Discover Financial Services	46,948	2,919,696
Intercontinental Exchange Inc	67,370	4,441,030
Marsh & McLennan Cos Inc	41,594	3,242,668
MetLife Inc	69,050	3,793,607
Mid-America Apartment Communities Inc REIT	22,160	2,335,221
SunTrust Banks Inc	53,404	3,029,075
The Bank of New York Mellon Corp	90,627	4,623,789
The Progressive Corp	82,465	3,635,882
US Bancorp	78,304	4,065,544
Ventas Inc REIT	25,830	1,794,668

		59,967,552

Industrial - 10.6%

Agilent Technologies Inc	30,079	1,783,985
Canadian National Railway Co (Canada)	46,048	3,732,190

	Shares	Value
Canadian Pacific Railway Ltd (Canada)	30,519	$4,907,760
General Electric Co	265,707	7,176,746
Johnson Controls International PLC	70,632	3,062,604
Lockheed Martin Corp	21,845	6,064,390
Republic Services Inc	12,904	822,372
Vulcan Materials Co	17,720	2,244,770
Waste Connections Inc (Canada)	31,230	2,011,837

		31,806,654

Technology - 10.1%

Amdocs Ltd	77,487	4,994,812
Apple Inc	102,692	14,789,702
Applied Materials Inc	84,626	3,495,900
Cerner Corp *	42,083	2,797,257
Maxim Integrated Products Inc	33,330	1,496,517
Western Digital Corp	31,550	2,795,330

		30,369,518

Utilities - 3.2%

National Grid PLC (United Kingdom)	261,415	3,239,075
PG&E Corp	97,133	6,446,717

		9,685,792

Total Common Stocks (Cost $218,211,322)		295,762,007

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	4,853,894	4,853,894

Total Short-Term Investment (Cost $4,853,894)		4,853,894

TOTAL INVESTMENTS - 100.0% (Cost $223,065,216)		300,615,901

OTHER ASSETS & LIABILITIES, NET - 0.0%		73,352

NET ASSETS - 100.0%		$300,689,253

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$7,685,099	$7,685,099	$—	$—
	Communications	39,646,506	39,646,506	—	—
	Consumer, Cyclical	23,124,649	23,124,649	—	—
	Consumer, Non-Cyclical	74,974,387	74,974,387	—	—
	Energy	18,501,850	18,501,850	—	—
	Financial	59,967,552	59,967,552	—	—
	Industrial	31,806,654	31,806,654	—	—
	Technology	30,369,518	30,369,518	—	—
	Utilities	9,685,792	6,446,717	3,239,075	—

	Total Common Stocks	295,762,007	292,522,932	3,239,075	—

	Short-Term Investment	4,853,894	4,853,894	—	—

	Total	$300,615,901	$297,376,826	$3,239,075	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 5.5%

Albemarle Corp	5,043	$532,238
Celanese Corp ‘A’	4,244	402,925
CF Industries Holdings Inc	20,312	567,923
Newmont Mining Corp	18,829	609,871
Steel Dynamics Inc	14,510	519,603
US Silica Holdings Inc	9,240	327,928
Westlake Chemical Corp	8,356	553,251
Wheaton Precious Metals Corp (Canada)	6,651	132,288

		3,646,027

Communications - 4.4%

Arista Networks Inc *	2,192	328,340
DISH Network Corp ‘A’ *	5,278	331,247
eBay Inc *	12,901	450,503
Expedia Inc	2,685	399,931
IAC/InterActiveCorp *	3,920	404,701
Match Group Inc *	18,653	324,189
Palo Alto Networks Inc *	2,758	369,048
Proofpoint Inc *	3,706	321,792

		2,929,751

Consumer, Cyclical - 14.2%

Alaska Air Group Inc	9,224	827,946
Allison Transmission Holdings Inc	8,826	331,063
American Eagle Outfitters Inc	25,749	310,275
Brunswick Corp	6,391	400,907
Casey’s General Stores Inc	836	89,544
Chipotle Mexican Grill Inc *	872	362,839
Darden Restaurants Inc	4,562	412,587
DR Horton Inc	9,683	334,741
Hilton Grand Vacations Inc *	9,111	328,543
Lear Corp	2,460	349,517
Mohawk Industries Inc *	1,758	424,891
NVR Inc *	61	147,047
Polaris Industries Inc	3,321	306,296
PulteGroup Inc	9,312	228,423
PVH Corp	2,318	265,411
Ross Stores Inc	6,957	401,628
Royal Caribbean Cruises Ltd	4,048	442,163
Skechers U.S.A. Inc ‘A’ *	21,974	648,233
Southwest Airlines Co	9,299	577,840
Tenneco Inc	4,194	242,539
Texas Roadhouse Inc	5,176	263,717
Thor Industries Inc	9,340	976,217
Ulta Beauty Inc *	1,109	318,660
Vail Resorts Inc	1,936	392,679

		9,383,706

Consumer, Non-Cyclical - 18.2%

ABIOMED Inc *	13,224	1,894,999
Alkermes PLC *	2,945	170,722
AMERCO	860	314,812
BioMarin Pharmaceutical Inc *	2,160	196,171
Conagra Brands Inc	10,399	371,868
DaVita Inc *	3,610	233,784
Edwards Lifesciences Corp *	5,540	655,050
Hologic Inc *	15,089	684,739
Hormel Foods Corp	14,205	484,533
Humana Inc	1,519	365,502
Incyte Corp *	2,107	265,292
Ionis Pharmaceuticals Inc *	3,526	179,368
ManpowerGroup Inc	5,713	637,856
MarketAxess Holdings Inc	1,750	351,925
Molina Healthcare Inc *	13,689	947,005
Monster Beverage Corp *	8,008	397,837
NuVasive Inc *	4,300	330,756

	Shares	Value
Robert Half International Inc	8,636	$413,923
S&P Global Inc	4,494	656,079
The Clorox Co	1,909	254,355
The Cooper Cos Inc	2,814	673,728
The JM Smucker Co	1,114	131,820
Tyson Foods Inc ‘A’	10,178	637,448
United Rentals Inc *	3,620	408,010
Universal Health Services Inc ‘B’	2,877	351,224

		12,008,806

Energy - 5.0%

Marathon Petroleum Corp	5,767	301,787
Oceaneering International Inc	17,208	393,031
Parsley Energy Inc ‘A’ *	17,847	495,254
Patterson-UTI Energy Inc	26,314	531,280
Pioneer Natural Resources Co	2,701	431,026
RPC Inc	15,114	305,454
TechnipFMC PLC (United Kingdom) *	13,330	362,576
Tesoro Corp	4,791	448,438

		3,268,846

Financial - 18.6%

Affiliated Managers Group Inc	1,311	217,442
Arch Capital Group Ltd *	5,816	542,575
Axis Capital Holdings Ltd	7,261	469,496
CBOE Holdings Inc	4,364	398,870
Citizens Financial Group Inc	31,268	1,115,642
Comerica Inc	11,314	828,637
Cousins Properties Inc REIT	40,354	354,712
Ellie Mae Inc *	3,048	335,006
EPR Properties REIT	9,243	664,294
Host Hotels & Resorts Inc REIT	34,588	631,923
KeyCorp	36,480	683,635
Lamar Advertising Co ‘A’ REIT	12,250	901,233
Lincoln National Corp	4,788	323,573
Omega Healthcare Investors Inc REIT	9,765	322,440
Outfront Media Inc REIT	29,425	680,306
Public Storage REIT	2,553	532,377
Senior Housing Properties Trust REIT	21,635	442,219
SunTrust Banks Inc	16,567	939,680
T Rowe Price Group Inc	2,916	216,396
Unum Group	7,217	336,529
Voya Financial Inc	13,717	506,020
White Mountains Insurance Group Ltd	425	369,168
XL Group Ltd (Bermuda)	11,281	494,108

		12,306,281

Industrial - 13.4%

AGCO Corp	5,127	345,509
BWX Technologies Inc	12,343	601,721
Dycom Industries Inc *	5,517	493,882
Harris Corp	5,265	574,306
Hexcel Corp	7,239	382,147
Huntington Ingalls Industries Inc	2,709	504,307
Keysight Technologies Inc *	14,400	560,592
Martin Marietta Materials Inc	2,434	541,760
Masco Corp	9,933	379,540
Norfolk Southern Corp	4,556	554,465
Old Dominion Freight Line Inc	2,944	280,387
Orbital ATK Inc	6,382	627,734
Owens Corning	5,695	381,109
Parker-Hannifin Corp	2,713	433,592
Rockwell Automation Inc	1,780	288,289
Textron Inc	10,218	481,268
The Timken Co	8,769	405,566
Vulcan Materials Co	3,574	452,754
Xylem Inc	10,279	569,765

		8,858,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Technology - 14.8%

Activision Blizzard Inc	3,032	$174,552
Analog Devices Inc	4,142	322,248
Aspen Technology Inc *	3,132	173,074
athenahealth Inc *	2,880	404,784
CSRA Inc	18,256	579,628
DXC Technology Co	26,843	2,059,395
Electronic Arts Inc *	2,541	268,635
Fiserv Inc *	5,054	618,306
IPG Photonics Corp *	4,457	646,711
Jack Henry & Associates Inc	5,970	620,104
Lam Research Corp	3,318	469,265
Micron Technology Inc *	13,497	403,020
ON Semiconductor Corp *	24,271	340,765
Science Applications International Corp	4,328	300,450
ServiceNow Inc *	4,557	483,042
Skyworks Solutions Inc	4,137	396,945
Take-Two Interactive Software Inc *	4,163	305,481
Veeva Systems Inc ‘A’ *	4,666	286,072
Western Digital Corp	4,303	381,246
Workday Inc ‘A’ *	3,539	343,283
Xilinx Inc	3,140	201,965

		9,778,971

	Shares	Value
Utilities - 5.8%

American Water Works Co Inc	12,982	$1,011,947
Atmos Energy Corp	16,017	1,328,610
ONE Gas Inc	7,307	510,102
Xcel Energy Inc	21,867	1,003,258

		3,853,917

Total Common Stocks (Cost $52,679,923)		66,034,998

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio	101,334	101,334

Total Short-Term Investment (Cost $101,334)		101,334

TOTAL INVESTMENTS - 100.1% (Cost $52,781,257)		66,136,332

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(67,271)

NET ASSETS - 100.0%		$66,069,061

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$66,034,998	$66,034,998	$—	$—
	Short-Term Investment	101,334	101,334	—	—

	Total	$66,136,332	$66,136,332	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.0%

Axalta Coating Systems Ltd *	4,726	$151,421

Communications - 6.7%

Arista Networks Inc *	884	132,414
GrubHub Inc *	7,030	306,508
MercadoLibre Inc (Argentina)	1,344	337,183
Pandora Media Inc *	22,544	201,093

		977,198

Consumer, Cyclical - 22.9%

BorgWarner Inc	7,199	304,950
Burberry Group PLC (United Kingdom)	9,282	200,852
Chipotle Mexican Grill Inc *	369	153,541
Duluth Holdings Inc ‘B’ *	2,833	51,589
Dunkin’ Brands Group Inc	4,988	274,939
Fastenal Co	11,103	483,314
Lululemon Athletica Inc *	4,285	255,686
Norwegian Cruise Line Holdings Ltd *	1,886	102,391
Polaris Industries Inc	3,479	320,868
The Scotts Miracle-Gro Co	1,608	143,852
Tiffany & Co	3,833	359,804
Tractor Supply Co	5,510	298,697
Under Armour Inc ‘C’ *	1,971	39,735
WABCO Holdings Inc *	1,269	161,810
Williams-Sonoma Inc	4,154	201,469

		3,353,497

Consumer, Non-Cyclical - 30.2%

ACADIA Pharmaceuticals Inc *	6,665	185,887
Align Technology Inc *	1,688	253,403
Alkermes PLC *	4,104	237,909
BioMarin Pharmaceutical Inc *	2,474	224,689
Blue Buffalo Pet Products Inc *	7,529	171,736
CoStar Group Inc *	1,683	443,639
Edwards Lifesciences Corp *	2,990	353,538
Intuitive Surgical Inc *	566	529,419
Jazz Pharmaceuticals PLC *	989	153,790
Laboratory Corp of America Holdings *	1,528	235,526
MarketAxess Holdings Inc	629	126,492
Pacira Pharmaceuticals Inc *	2,199	104,892
Snyder’s-Lance Inc	4,751	164,480
Square Inc ‘A’ *	6,120	143,575
The Hain Celestial Group Inc *	4,879	189,403
TransUnion *	2,519	109,098
Whole Foods Market Inc	6,932	291,907
Zoetis Inc	8,126	506,900

		4,426,283

Energy - 2.9%

Cabot Oil & Gas Corp	6,292	157,803
Cimarex Energy Co	1,222	114,880
Noble Energy Inc	5,271	149,169

		421,852

Financial - 10.0%

CME Group Inc ‘A’	2,922	365,951
Ellie Mae Inc *	1,408	154,753
First Republic Bank	2,972	297,497
Northern Trust Corp	2,792	271,410
Oaktree Capital Group LLC	2,919	136,025
Signature Bank *	1,644	235,963

		1,461,599

	Shares	Value
Industrial - 13.3%

Allegion PLC	2,153	$174,651
AO Smith Corp	3,600	202,788
Expeditors International of Washington Inc	5,248	296,407
Fortune Brands Home & Security Inc	3,651	238,191
Generac Holdings Inc *	700	25,291
Harris Corp	1,961	213,906
IDEX Corp	2,327	262,974
Trimble Inc *	9,029	322,064
Wabtec Corp	2,298	210,267

		1,946,539

Technology - 12.9%

Electronic Arts Inc *	3,860	408,079
Guidewire Software Inc *	2,720	186,891
Maxim Integrated Products Inc	4,523	203,083
Microchip Technology Inc	4,329	334,112
Red Hat Inc *	3,120	298,740
ServiceNow Inc *	3,255	345,030
Tyler Technologies Inc *	629	110,496

		1,886,431

Total Common Stocks (Cost $10,930,408)		14,624,820

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio	47,181	47,181

Total Short-Term Investment (Cost $47,181)		47,181

TOTAL INVESTMENTS - 100.2% (Cost $10,977,589)		14,672,001

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(24,596)

NET ASSETS - 100.0%		$14,647,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$151,421	$151,421	$—	$—
	Communications	977,198	977,198	—	—
	Consumer, Cyclical	3,353,497	3,152,645	200,852	—
	Consumer, Non-Cyclical	4,426,283	4,426,283	—	—
	Energy	421,852	421,852	—	—
	Financial	1,461,599	1,461,599	—	—
	Industrial	1,946,539	1,946,539	—	—
	Technology	1,886,431	1,886,431	—	—

	Total Common Stocks	14,624,820	14,423,968	200,852	—

	Short-Term Investment	47,181	47,181	—	—

	Total	$14,672,001	$14,471,149	$200,852	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 2.6%

FMC Corp	9,231	$674,325
PPG Industries Inc	10,505	1,155,130
Steel Dynamics Inc	57,367	2,054,312
Valvoline Inc	46,095	1,093,373

		4,977,140

Communications - 4.5%

CommScope Holding Co Inc *	19,280	733,218
eBay Inc *	55,676	1,944,206
Expedia Inc	10,044	1,496,054
IAC/InterActiveCorp *	19,079	1,969,716
Omnicom Group Inc	11,635	964,541
The Interpublic Group of Cos Inc	62,828	1,545,569

		8,653,304

Consumer, Cyclical - 6.7%

Advance Auto Parts Inc	6,685	779,404
Best Buy Co Inc	8,191	469,590
BorgWarner Inc	27,533	1,166,298
Brunswick Corp	49,265	3,090,393
Delta Air Lines Inc	17,661	949,102
Hasbro Inc	3,910	436,004
HD Supply Holdings Inc *	25,259	773,683
Newell Brands Inc	14,654	785,747
Tenneco Inc	15,833	915,622
United Continental Holdings Inc *	15,093	1,135,748
WABCO Holdings Inc *	11,820	1,507,168
WESCO International Inc *	19,144	1,096,951

		13,105,710

Consumer, Non-Cyclical - 9.6%

Becton Dickinson and Co	6,061	1,182,562
Boston Scientific Corp *	75,591	2,095,383
Bruker Corp	25,038	722,096
Cardinal Health Inc	9,605	748,422
Coca-Cola European Partners PLC (United Kingdom)	28,278	1,150,066
DaVita Inc *	14,813	959,290
ICON PLC *	6,459	631,626
Laboratory Corp of America Holdings *	15,041	2,318,420
ManpowerGroup Inc	26,086	2,912,502
Moody’s Corp	5,993	729,228
Nielsen Holdings PLC	14,298	552,761
Robert Half International Inc	44,774	2,146,018
Universal Health Services Inc ‘B’	10,215	1,247,047
Zimmer Biomet Holdings Inc	9,982	1,281,689

		18,677,110

Energy - 7.8%

Cimarex Energy Co	5,099	479,357
Diamondback Energy Inc *	23,050	2,047,071
Energen Corp *	38,586	1,904,991
EQT Corp	28,548	1,672,627
Gulfport Energy Corp *	31,431	463,607
Marathon Oil Corp	80,797	957,444
Marathon Petroleum Corp	25,897	1,355,190
Newfield Exploration Co *	32,998	939,123
Parsley Energy Inc ‘A’ *	51,903	1,440,308
Pioneer Natural Resources Co	4,064	648,533
QEP Resources Inc *	48,655	491,416
RSP Permian Inc *	32,156	1,037,674
Tesoro Corp	18,551	1,736,374

		15,173,715

Financial - 32.4%

Air Lease Corp	22,415	837,424
Alleghany Corp *	4,770	2,837,196

	Shares	Value
American Assets Trust Inc REIT	20,222	$796,545
American Homes 4 Rent ‘A’ REIT	30,727	693,508
Aon PLC	18,924	2,515,946
BB&T Corp	20,600	935,446
Boston Properties Inc REIT	23,242	2,859,231
Discover Financial Services	45,557	2,833,190
Douglas Emmett Inc REIT	36,531	1,395,850
E*TRADE Financial Corp *	7,652	291,006
East West Bancorp Inc	45,979	2,693,450
Equity Residential REIT	17,349	1,142,085
Essex Property Trust Inc REIT	3,305	850,277
Fifth Third Bancorp	111,295	2,889,218
GGP Inc REIT	24,534	578,021
Huntington Bancshares Inc	209,462	2,831,926
Kilroy Realty Corp REIT	8,622	647,943
Kimco Realty Corp REIT	34,941	641,167
Loews Corp	39,173	1,833,688
Marsh & McLennan Cos Inc	22,479	1,752,463
Navient Corp	76,381	1,271,744
Raymond James Financial Inc	36,544	2,931,560
Regency Centers Corp REIT	29,695	1,860,095
Regions Financial Corp	87,213	1,276,798
Reinsurance Group of America Inc	19,630	2,520,296
SEI Investments Co	9,741	523,871
SL Green Realty Corp REIT	28,450	3,010,010
SLM Corp *	154,304	1,774,496
State Street Corp	27,922	2,505,441
SunTrust Banks Inc	47,669	2,703,786
Synchrony Financial	43,172	1,287,389
TD Ameritrade Holding Corp	31,583	1,357,753
The Allstate Corp	24,730	2,187,121
Torchmark Corp	10,381	794,147
Unum Group	61,861	2,884,578
WR Berkley Corp	21,796	1,507,629
XL Group Ltd (Bermuda)	15,478	677,936

		62,930,230

Industrial - 19.0%

AMETEK Inc	24,006	1,454,043
Arrow Electronics Inc *	35,532	2,786,419
Berry Global Group Inc *	33,933	1,934,520
Crown Holdings Inc *	36,260	2,163,272
Curtiss-Wright Corp	6,868	630,345
Eaton Corp PLC	16,100	1,253,063
EnerSys	10,240	741,888
Flex Ltd *	132,192	2,156,052
Fluor Corp	15,465	707,988
Graphic Packaging Holding Co	96,560	1,330,597
Harris Corp	33,340	3,636,727
Hubbell Inc	6,181	699,504
Huntington Ingalls Industries Inc	4,847	902,318
Ingersoll-Rand PLC	23,611	2,157,809
Jabil Inc	31,583	921,908
L3 Technologies Inc	4,236	707,751
Masco Corp	68,162	2,604,470
Snap-on Inc	4,609	728,222
Spirit AeroSystems Holdings Inc ‘A’	14,469	838,334
Stanley Black & Decker Inc	22,157	3,118,155
TE Connectivity Ltd	22,849	1,797,759
Textron Inc	23,932	1,127,197
The Timken Co	27,025	1,249,906
WestRock Co	21,804	1,235,424

		36,883,671

Technology - 10.1%

Activision Blizzard Inc	50,445	2,904,119
Amdocs Ltd	48,972	3,156,735
Cognizant Technology Solutions Corp ‘A’	10,077	669,113
DXC Technology Co	26,210	2,010,831
Fidelity National Information Services Inc	37,635	3,214,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
HP Inc	65,782	$1,149,869
Leidos Holdings Inc	18,618	962,364
Marvell Technology Group Ltd (Bermuda)	48,108	794,744
Microsemi Corp *	19,071	892,523
NetEase Inc ADR (China)	3,636	1,093,091
ON Semiconductor Corp *	84,284	1,183,347
Skyworks Solutions Inc	8,098	777,003
Western Digital Corp	9,461	838,245

		19,646,013

Utilities - 6.0%

Alliant Energy Corp	31,938	1,282,949
American Electric Power Co Inc	33,176	2,304,737
Edison International	34,173	2,671,987
Great Plains Energy Inc	17,211	503,938
PG&E Corp	33,163	2,201,028
Pinnacle West Capital Corp	18,693	1,591,896
Portland General Electric Co	25,550	1,167,380

		11,723,915

Total Common Stocks (Cost $161,979,778)		191,770,808

	Shares	Value
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	2,697,737	$2,697,737

Total Short-Term Investment (Cost $2,697,737)		2,697,737

TOTAL INVESTMENTS - 100.1% (Cost $164,677,515)		194,468,545

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(246,611)

NET ASSETS - 100.0%		$194,221,934

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$191,770,808	$191,770,808	$—	$—
	Short-Term Investment	2,697,737	2,697,737	—	—

	Total	$194,468,545	$194,468,545	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Communications - 4.5%

Extreme Networks Inc *	74,760	$689,287
FTD Cos Inc *	68,540	1,370,800
Infinera Corp *	80,860	862,776
NETGEAR Inc *	19,501	840,493
Scholastic Corp	33,190	1,446,752

		5,210,108

Consumer, Cyclical - 16.0%

Anixter International Inc *	18,290	1,430,278
Bloomin’ Brands Inc	66,440	1,410,521
Caleres Inc	45,960	1,276,769
Citi Trends Inc	67,130	1,424,499
Cooper-Standard Holdings Inc *	6,943	700,340
Crocs Inc *	104,770	807,777
Dana Inc	68,290	1,524,916
Ethan Allen Interiors Inc	40,430	1,305,889
Knoll Inc	61,170	1,226,458
Red Robin Gourmet Burgers Inc *	21,460	1,400,265
Regal Entertainment Group ‘A’	77,820	1,592,197
SkyWest Inc	43,545	1,528,430
Tenneco Inc	15,950	922,389
The Children’s Place Inc	7,650	781,065
Wesco Aircraft Holdings Inc *	97,810	1,061,239

		18,393,032

Consumer, Non-Cyclical - 10.7%

ABM Industries Inc	21,170	878,978
Booz Allen Hamilton Holding Corp	32,520	1,058,201
Cott Corp (Canada)	79,080	1,141,915
ICON PLC *	16,900	1,652,651
LifePoint Health Inc *	20,920	1,404,778
Molina Healthcare Inc *	20,930	1,447,937
Sotheby’s *	29,790	1,598,829
TrueBlue Inc *	54,210	1,436,565
Viad Corp	16,260	768,285
WellCare Health Plans Inc *	5,300	951,668

		12,339,807

Energy - 6.5%

Helix Energy Solutions Group Inc *	44,690	252,052
Oasis Petroleum Inc *	94,850	763,543
Oil States International Inc *	28,470	772,961
Patterson-UTI Energy Inc	42,520	858,479
QEP Resources Inc *	104,720	1,057,672
RPC Inc	82,850	1,674,399
SM Energy Co	56,710	937,416
SRC Energy Inc *	164,720	1,108,566

		7,425,088

Financial - 27.5%

1st Source Corp	24,189	1,159,621
Armada Hoffler Properties Inc REIT	61,130	791,633
Associated Banc-Corp	70,060	1,765,512
Customers Bancorp Inc *	44,596	1,261,175
Education Realty Trust Inc REIT	30,730	1,190,787
Essent Group Ltd *	40,790	1,514,941
First American Financial Corp	15,270	682,416
First Commonwealth Financial Corp	83,730	1,061,696
Fulton Financial Corp	71,490	1,358,310
Gramercy Property Trust REIT	55,765	1,656,778
HomeStreet Inc *	35,470	981,632
Hope Bancorp Inc	76,691	1,430,288
Huntington Bancshares Inc	35,918	485,606
Independence Realty Trust Inc REIT	91,520	903,302
Independent Bank Group Inc	24,340	1,448,230
National Storage Affiliates Trust REIT	61,920	1,430,971

	Shares	Value
Ramco-Gershenson Properties Trust REIT	57,430	$740,847
Selective Insurance Group Inc	22,020	1,102,101
State Auto Financial Corp	23,900	614,947
Sterling Bancorp	80,820	1,879,065
Synovus Financial Corp	28,720	1,270,573
Texas Capital Bancshares Inc *	23,690	1,833,606
Validus Holdings Ltd	11,510	598,175
Webster Financial Corp	34,710	1,812,556
WSFS Financial Corp	21,505	975,252
Zions Bancorp	35,500	1,558,805

		31,508,825

Industrial - 16.9%

AECOM *	37,629	1,216,536
Air Transport Services Group Inc *	35,120	764,914
Atlas Air Worldwide Holdings Inc *	18,450	962,167
Covenant Transportation Group Inc ‘A’ *	68,663	1,203,662
EnerSys	18,790	1,361,335
Esterline Technologies Corp *	15,340	1,454,232
General Cable Corp	84,220	1,376,997
Graphic Packaging Holding Co	119,630	1,648,501
Oshkosh Corp	19,170	1,320,430
Regal Beloit Corp	15,510	1,264,841
Saia Inc *	19,950	1,023,435
SPX FLOW Inc *	36,430	1,343,538
Terex Corp	45,200	1,695,000
Trinseo SA	20,839	1,431,639
Tutor Perini Corp *	45,410	1,305,538

		19,372,765

Technology - 14.8%

Convergys Corp	34,060	809,947
CSG Systems International Inc	31,610	1,282,734
Cypress Semiconductor Corp	100,676	1,374,227
FormFactor Inc *	81,811	1,014,456
Integrated Device Technology Inc *	38,980	1,005,294
Kulicke & Soffa Industries Inc (Singapore) *	70,210	1,335,394
MagnaChip Semiconductor Corp (South Korea) *	33,700	330,260
Mellanox Technologies Ltd (Israel) *	15,500	671,150
Mitel Networks Corp *	167,870	1,233,844
NCR Corp *	37,440	1,529,050
Photronics Inc *	96,710	909,074
Unisys Corp *	107,090	1,370,752
VeriFone Systems Inc *	57,470	1,040,207
Verint Systems Inc *	39,740	1,617,418
Virtusa Corp *	23,660	695,604
WNS Holdings Ltd ADR (India) *	20,980	720,873

		16,940,284

Utilities - 2.4%

PNM Resources Inc	42,160	1,612,620
Portland General Electric Co	24,130	1,102,500

		2,715,120

Total Common Stocks (Cost $91,152,881)		113,905,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,132,994	$1,132,994

Total Short-Term Investment (Cost $1,132,994)		1,132,994

TOTAL INVESTMENTS - 100.3% (Cost $92,285,875)		115,038,023

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(361,350)

NET ASSETS - 100.0%		$114,676,673

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$113,905,029	$113,905,029	$—	$—
	Short-Term Investment	1,132,994	1,132,994	—	—

	Total	$115,038,023	$115,038,023	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Brazil - 0.9%

Lojas Americanas SA	453,718	$1,903,674

India - 0.1%

Zee Entertainment Enterprises Ltd	708,924	106,167

Total Preferred Stocks (Cost $1,700,861)		2,009,841

COMMON STOCKS - 95.8%

Argentina - 0.0%

MercadoLibre Inc	390	97,843

Brazil - 4.0%

B3 SA - Brasil Bolsa Balcao	592,616	3,507,863
Embraer SA ADR	63,150	1,151,225
Estacio Participacoes SA	275,700	1,215,846
Kroton Educacional SA	188,143	842,779
Sul America SA	194,960	1,044,565
Ultrapar Participacoes SA	14,100	333,252

		8,095,530

China - 23.2%

3SBio Inc * ~	417,500	553,991
Alibaba Group Holding Ltd ADR *	90,802	12,794,002
China Lodging Group Ltd ADR *	30,604	2,469,131
China Mobile Ltd	95,500	1,012,472
Ctrip.com International Ltd ADR *	82,850	4,462,301
Jiangsu Hengrui Medicine Co Ltd ‘A’	458,005	3,417,727
Kweichow Moutai Co Ltd ‘A’	41,744	2,906,770
New Oriental Education & Technology Group Inc ADR *	31,170	2,197,173
Sinopharm Group Co Ltd ‘H’	699,800	3,161,635
SOHO China Ltd *	167,000	82,381
Tencent Holdings Ltd	343,122	12,309,488
Tingyi Cayman Islands Holding Corp	114,000	135,225
Want Want China Holdings Ltd	1,922,000	1,296,892
Wuxi Biologics Cayman Inc * ~	32,000	120,295

		46,919,483

Colombia - 1.1%

Grupo Aval Acciones y Valores SA ADR	157,999	1,308,232
Grupo de Inversiones Suramericana SA	77,083	999,618

		2,307,850

Egypt - 0.5%

Commercial International Bank Egypt SAE	222,616	982,361

France - 3.6%

Kering	13,437	4,575,469
LVMH Moet Hennessy Louis Vuitton SE	11,026	2,757,117

		7,332,586

Hong Kong - 5.5%

AIA Group Ltd	821,000	6,006,732
Hang Lung Group Ltd	121,000	500,649
Hong Kong Exchanges & Clearing Ltd	49,875	1,288,490
Jardine Strategic Holdings Ltd	78,411	3,268,751

		11,064,622

	Shares	Value
India - 13.8%

Apollo Hospitals Enterprise Ltd *	71,503	$1,409,041
Biocon Ltd *	96,795	495,675
Cholamandalam Investment and Finance Co Ltd	29,558	513,999
Dr Reddy’s Laboratories Ltd	30,785	1,283,489
Glenmark Pharmaceuticals Ltd	54,458	533,052
Housing Development Finance Corp Ltd	399,066	9,966,282
Infosys Ltd	301,613	4,365,775
Kotak Mahindra Bank Ltd	164,917	2,436,930
Lupin Ltd	7,594	124,506
Tata Consultancy Services Ltd	57,477	2,099,404
UltraTech Cement Ltd	24,228	1,483,203
Zee Entertainment Enterprises Ltd	412,013	3,127,220

		27,838,576

Indonesia - 2.2%

P.T. Astra International Tbk	2,777,800	1,861,119
P.T. Bank Mandiri Persero Tbk	1,424,700	1,365,605
P.T. Indocement Tunggal Prakarsa Tbk	721,700	997,368
P.T. Semen Indonesia Persero Tbk	222,500	166,867

		4,390,959

Italy - 1.3%

PRADA SPA	699,500	2,600,795

Japan - 0.9%

Murata Manufacturing Co Ltd	12,200	1,862,526

Jordan - 0.1%

Hikma Pharmaceuticals PLC	7,400	141,722

Malaysia - 1.6%

Genting Bhd	1,020,600	2,237,240
Genting Malaysia Bhd	805,700	1,032,185

		3,269,425

Mexico - 5.2%

Fomento Economico Mexicano SAB de CV	253,042	2,491,973
Fomento Economico Mexicano SAB de CV ADR	13,480	1,325,623
Grupo Aeroportuario del Sureste SAB de CV ‘B’	65,737	1,386,657
Grupo Financiero Banorte SAB de CV ‘O’	287,717	1,825,504
Grupo Financiero Inbursa SAB de CV ‘O’	1,094,729	1,868,105
Grupo Mexico SAB de CV ‘B’	196,287	551,480
Kimberly-Clark de Mexico SAB de CV ‘A’	465,873	985,973

		10,435,315

Nigeria - 0.5%

Nigerian Breweries PLC	1,341,373	589,397
Zenith Bank PLC	8,190,994	466,990

		1,056,387

Peru - 0.4%

Credicorp Ltd	4,240	760,614

Philippines - 3.6%

Ayala Corp	14,120	238,003
Ayala Land Inc	1,351,900	1,065,067
Bank of the Philippine Islands	105,260	216,945
BDO Unibank Inc	88,440	217,415
Jollibee Foods Corp	260,420	1,052,216
SM Investments Corp	160,677	2,554,572
SM Prime Holdings Inc	2,999,670	1,959,938

		7,304,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Poland - 0.8%

Bank Pekao SA	50,866	$1,712,671

Russia - 7.9%

Alrosa PJSC	914,981	1,342,800
Magnit PJSC (RTS)	36,678	5,709,267
Moscow Exchange MICEX-RTS PJSC	595,254	1,053,861
Novatek PJSC GDR ~	46,270	5,160,526
Polyus PJSC GDR * ~	14,700	488,775
Sberbank of Russia PJSC ADR	223,833	2,319,390

		16,074,619

South Africa - 2.5%

FirstRand Ltd	277,677	1,001,394
Mediclinic International PLC	77,680	751,406
Shoprite Holdings Ltd	69,738	1,063,394
Steinhoff International Holdings NV	448,899	2,300,129

		5,116,323

South Korea - 3.8%

Celltrion Inc *	2,923	293,957
LG Household & Health Care Ltd	3,150	2,737,045
NAVER Corp	4,622	3,388,068
Samsung Biologics Co Ltd * ~	5,399	1,377,228

		7,796,298

Spain - 0.4%

Prosegur Cash SA * ~	283,737	745,363

Switzerland - 2.1%

Glencore PLC	1,111,886	4,166,511

Taiwan - 5.9%

Taiwan Semiconductor Manufacturing Co Ltd	1,741,995	11,901,681

Thailand - 0.2%

CP ALL PCL	270,000	498,449

Turkey - 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	172,228	1,069,474
BIM Birlesik Magazalar AS	64,119	1,188,806

		2,258,280

United Arab Emirates - 2.1%

DP World Ltd	140,288	2,934,825
Emaar Properties PJSC	548,022	1,156,038
First Abu Dhabi Bank PJSC	37,264	106,527

		4,197,390

United Kingdom - 0.7%

Old Mutual PLC	546,336	1,366,382

United States - 0.8%

NIKE Inc ‘B’	25,950	1,531,050

Total Common Stocks (Cost $136,997,926)		193,825,767

	Shares	Value
SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

BlackRock Liquidity Funds T-Fund Portfolio	6,245,177	$6,245,177

Total Short-Term Investment (Cost $6,245,177)		6,245,177

TOTAL INVESTMENTS - 99.9% (Cost $144,943,964)		202,080,785

OTHER ASSETS & LIABILITIES, NET - 0.1%		267,914

NET ASSETS - 100.0%		$202,348,699

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.4%
Consumer, Non-Cyclical	21.3%
Communications	18.4%
Consumer, Cyclical	13.5%
Technology	9.1%
Industrial	3.5%
Basic Materials	3.3%
Short-Term Investment	3.1%
Others (each less than 3.0%)	4.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,009,841	$2,009,841	$—	$—
	Common Stocks
	Argentina	97,843	97,843	—	—
	Brazil	8,095,530	8,095,530	—	—
	China	46,919,483	25,460,629	21,458,854	—
	Colombia	2,307,850	2,307,850	—	—
	Egypt	982,361	982,361	—	—
	France	7,332,586	—	7,332,586	—
	Hong Kong	11,064,622	—	11,064,622	—
	India	27,838,576	—	27,838,576	—
	Indonesia	4,390,959	—	4,390,959	—
	Italy	2,600,795	—	2,600,795	—
	Japan	1,862,526	—	1,862,526	—
	Jordan	141,722	—	141,722	—
	Malaysia	3,269,425	—	3,269,425	—
	Mexico	10,435,315	10,435,315	—	—
	Nigeria	1,056,387	1,056,387	—	—
	Peru	760,614	760,614	—	—
	Philippines	7,304,156	216,945	7,087,211	—
	Poland	1,712,671	—	1,712,671	—
	Russia	16,074,619	488,775	15,585,844	—
	South Africa	5,116,323	—	5,116,323	—
	South Korea	7,796,298	—	7,796,298	—
	Spain	745,363	745,363	—	—
	Switzerland	4,166,511	—	4,166,511	—
	Taiwan	11,901,681	—	11,901,681	—
	Thailand	498,449	—	498,449	—
	Turkey	2,258,280	—	2,258,280	—
	United Arab Emirates	4,197,390	3,041,352	1,156,038	—
	United Kingdom	1,366,382	—	1,366,382	—
	United States	1,531,050	1,531,050	—	—

	Total Common Stocks	193,825,767	55,220,014	138,605,753	—

	Short-Term Investment	6,245,177	6,245,177	—	—

	Total	$202,080,785	$63,475,032	$138,605,753	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Australia - 0.5%

Orica Ltd	60,643	$963,674

Belgium - 1.1%

KBC Group NV	25,806	1,956,590

Brazil - 0.8%

Ambev SA ADR	273,759	1,502,937

Canada - 4.3%

Canadian National Railway Co	47,280	3,832,044
Element Fleet Management Corp	21,853	149,978
Loblaw Cos Ltd	23,548	1,309,957
Suncor Energy Inc	84,456	2,467,642

		7,759,621

China - 1.5%

Alibaba Group Holding Ltd ADR *	13,290	1,872,561
Baidu Inc ADR *	5,214	932,576

		2,805,137

Denmark - 2.2%

Carlsberg AS ‘B’	11,082	1,184,283
Novo Nordisk AS ‘B’	66,463	2,855,735

		4,040,018

France - 14.2%

Air Liquide SA Danone SA	32,813 31,629	4,055,565 2,374,010
Dassault Systemes SE	14,294	1,282,044
Engie SA	135,795	2,049,660
Hermes International	1,033	510,278
L’Oreal SA	8,787	1,832,221
Legrand SA	24,646	1,722,301
LVMH Moet Hennessy Louis Vuitton SE	14,623	3,656,568
Pernod Ricard SA	31,157	4,172,154
Schneider Electric SE *	52,610	4,043,060

		25,697,861

Germany - 11.1%

Bayer AG Beiersdorf AG	50,234 33,973	6,510,851 3,573,342
Linde AG	8,463	1,610,962
Merck KGaA	15,821	1,914,325
MTU Aero Engines AG	7,624	1,077,173
ProSiebenSat.1 Media SE	26,636	1,117,368
SAP SE	41,239	4,316,551

		20,120,572

Hong Kong - 2.6%

AIA Group Ltd	588,262	4,303,937
Global Brands Group Holding Ltd *	3,226,639	338,434

		4,642,371

India - 2.7%

Housing Development Finance Corp Ltd	83,913	2,095,645
Tata Consultancy Services Ltd	75,053	2,741,385

		4,837,030

Israel - 1.2%

Check Point Software Technologies Ltd *	20,355	2,220,323

	Shares	Value
Italy - 1.2%

Eni SPA	111,320	$1,672,907
Luxottica Group SPA	7,276	423,523

		2,096,430

Japan - 12.9%

Daikin Industries Ltd	20,700	2,123,656
Denso Corp	54,200	2,300,147
FANUC Corp	9,700	1,877,394
Hoya Corp	95,000	4,945,830
Japan Tobacco Inc	60,600	2,129,975
Kao Corp	25,600	1,522,134
Kubota Corp	105,500	1,783,245
Kyocera Corp	37,800	2,196,964
Shin-Etsu Chemical Co Ltd	11,800	1,073,952
Terumo Corp	86,200	3,401,364

		23,354,661

Netherlands - 5.6%

Akzo Nobel NV	31,573	2,745,866
Heineken NV	7,658	744,625
ING Groep NV	244,702	4,224,243
Randstad Holding NV	41,845	2,439,615

		10,154,349

Singapore - 2.1%

DBS Group Holdings Ltd	207,900	3,129,057
Singapore Telecommunications Ltd	266,162	751,663

		3,880,720

Spain - 2.1%

Amadeus IT Group SA	62,665	3,745,854

Sweden - 0.9%

Hennes & Mauritz AB ‘B’	67,280	1,677,427

Switzerland - 13.2%

Julius Baer Group Ltd	34,104	1,801,927
Kuehne + Nagel International AG	4,934	824,883
Nestle SA	84,060	7,331,518
Novartis AG	40,157	3,354,178
Roche Holding AG	19,598	5,007,581
UBS Group AG	236,998	4,030,361
Zurich Insurance Group AG	5,631	1,643,402

		23,993,850

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd ADR	90,653	3,169,229

United Kingdom - 14.7%

Barclays PLC	513,448	1,357,960
Compass Group PLC	225,144	4,752,258
Diageo PLC	97,539	2,882,465
Experian PLC	67,304	1,381,276
Prudential PLC	60,256	1,383,110
Reckitt Benckiser Group PLC	40,280	4,083,330
RELX NV	100,721	2,076,550
Rio Tinto PLC	40,167	1,701,154
Rolls-Royce Holdings PLC *	129,733	1,504,732
Smiths Group PLC	60,766	1,263,449
WPP PLC	208,102	4,381,960

		26,768,244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
United States - 2.2%

Delphi Automotive PLC	9,974	$874,221
QIAGEN NV *	13,852	460,909
Yum China Holdings Inc *	68,926	2,717,752

		4,052,882

Total Common Stocks (Cost $106,968,948)		179,439,780

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,046,846	1,046,846

Total Short-Term Investment (Cost $1,046,846)		1,046,846

TOTAL INVESTMENTS - 99.4% (Cost $108,015,794)		180,486,626

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,027,301

NET ASSETS - 100.0%		$181,513,927

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.4%
Industrial	15.5%
Financial	14.3%
Technology	9.6%
Consumer, Cyclical	9.5%
Basic Materials	6.1%
Communications	5.0%
Others (each less than 3.0%)	4.0%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$963,674	$—	$963,674	$—
	Belgium	1,956,590	—	1,956,590	—
	Brazil	1,502,937	1,502,937	—	—
	Canada	7,759,621	7,759,621	—	—
	China	2,805,137	2,805,137	—	—
	Denmark	4,040,018	—	4,040,018	—
	France	25,697,861	—	25,697,861	—
	Germany	20,120,572	—	20,120,572	—
	Hong Kong	4,642,371	—	4,642,371	—
	India	4,837,030	—	4,837,030	—
	Israel	2,220,323	2,220,323	—	—
	Italy	2,096,430	—	2,096,430	—
	Japan	23,354,661	—	23,354,661	—
	Netherlands	10,154,349	—	10,154,349	—
	Singapore	3,880,720	—	3,880,720	—
	Spain	3,745,854	—	3,745,854	—
	Sweden	1,677,427	—	1,677,427	—
	Switzerland	23,993,850	—	23,993,850	—
	Taiwan	3,169,229	3,169,229	—	—
	United Kingdom	26,768,244	—	26,768,244	—
	United States	4,052,882	3,591,973	460,909	—

	Total Common Stocks	179,439,780	21,049,220	158,390,560	—

	Short-Term Investment	1,046,846	1,046,846	—	—

	Total	$180,486,626	$22,096,066	$158,390,560	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Link Administration Holdings Ltd Exp 08/24/17 *	7,463	$6,568

United Kingdom - 0.0%

NewRiver PLC REIT Exp 11/16/17 *	1,890	367

Total Rights (Cost $0)		6,935

PREFERRED STOCKS - 0.3%

Germany - 0.3%

Draegerwerk AG & Co KGaA	1,157	121,918

Total Preferred Stocks (Cost $102,205)		121,918

COMMON STOCKS - 97.7%

Australia - 4.6%

Abacus Property Group REIT	40,262	100,255
Asaleo Care Ltd	43,396	48,988
Australian Pharmaceutical Industries Ltd	52,648	77,055
Beach Energy Ltd	139,899	61,751
Charter Hall Retail REIT	34,031	106,390
CSR Ltd	50,729	164,869
GrainCorp Ltd ‘A’	17,357	126,352
GWA Group Ltd	87,378	211,436
Link Administration Holdings Ltd	20,523	124,617
Metcash Ltd	84,889	156,599
Orora Ltd	108,499	238,435
Seven Group Holdings Ltd	16,893	142,124
Shopping Centres Australasia Property Group REIT	50,057	84,200
Sigma Healthcare Ltd	138,151	95,019
Southern Cross Media Group Ltd	76,229	72,930
Super Retail Group Ltd	15,872	100,021
Vita Group Ltd	57,598	49,128

		1,960,169

Austria - 1.2%

CA Immobilien Anlagen AG	10,043	245,013
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,597	129,754
Wienerberger AG	5,748	130,763

		505,530

Belgium - 0.8%

Barco NV	1,220	125,242
D’ieteren SA/NV	1,926	89,999
Orange Belgium SA	4,702	110,093

		325,334

Canada - 8.6%

AGF Management Ltd ‘B’	22,000	114,343
Bird Construction Inc	10,600	69,642
BlackPearl Resources Inc *	78,900	60,842
Bonavista Energy Corp	28,800	60,185
BRP Inc	4,900	143,546
Canadian Apartment Properties REIT	5,100	132,023
Canfor Pulp Products Inc	9,400	91,043
Capital Power Corp	7,800	146,280
Cascades Inc	22,600	308,293
Celestica Inc *	11,100	150,819
Cogeco Communications Inc	1,900	116,054

	Shares	Value
Detour Gold Corp *	7,900	$92,475
Dorel Industries Inc ‘B’	3,486	92,661
Enerplus Corp	29,000	235,256
Genworth MI Canada Inc	5,642	155,233
Great Canadian Gaming Corp *	5,500	101,280
Hudbay Minerals Inc	14,900	86,174
Linamar Corp	2,300	113,368
Maple Leaf Foods Inc	7,257	183,216
Obsidian Energy Ltd *	78,200	98,293
Paramount Resources Ltd ‘A’ *	10,200	150,153
Parex Resources Inc *	9,200	104,642
Pure Industrial Real Estate Trust REIT	35,754	189,688
Quarterhill Inc	56,422	81,361
Sandvine Corp	56,400	186,579
Smart REIT	4,500	111,459
Taseko Mines Ltd *	33,852	42,811
Trican Well Service Ltd *	55,600	155,635
Wajax Corp	6,500	113,479

		3,686,833

Denmark - 3.1%

Dfds AS	3,805	202,848
FLSmidth & Co AS	3,017	190,643
Rockwool International AS ‘B’	657	144,557
Royal Unibrew AS	4,426	212,314
Schouw & Co AB	1,783	191,334
Spar Nord Bank AS	9,218	120,892
Sydbank AS	3,072	115,794
Topdanmark AS *	4,718	150,670

		1,329,052

Finland - 0.3%

Valmet OYJ	7,688	149,388

France - 5.0%

Alstom SA *	4,464	155,908
Atos SE	2,494	349,935
Eiffage SA	2,426	220,381
Fonciere Des Regions REIT	1,618	150,084
Ipsen SA	2,537	347,158
IPSOS	5,578	209,285
SCOR SE	6,911	274,559
Tarkett SA	4,231	196,648
Trigano SA	2,075	247,306

		2,151,264

Germany - 7.8%

Aurubis AG	2,706	212,873
Carl Zeiss Meditec AG	3,338	173,624
Cewe Stiftung & Co KGaA	1,558	131,457
Covestro AG ~	3,634	263,444
Deutz AG	29,163	246,340
Grammer AG	3,625	190,078
HOCHTIEF AG	1,577	289,505
Jenoptik AG	9,182	241,383
LEG Immobilien AG	2,080	195,789
OSRAM Licht AG	1,736	138,571
Rheinmetall AG	2,023	192,557
Scout24 AG ~	2,548	93,726
Siltronic AG *	1,001	85,050
Software AG	6,176	270,881
STADA Arzneimittel AG	3,056	217,071
TAG Immobilien AG	7,208	113,532
Uniper SE	10,300	193,540
United Internet AG	2,330	128,230

		3,377,651

Hong Kong - 1.7%

Fortune REIT	54,000	67,024
HK Electric Investments & HK Electric Investments Ltd ~ »	202,500	186,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Hopewell Holdings Ltd	19,000	$72,368
Kerry Properties Ltd	35,500	120,536
Luk Fook Holdings International Ltd	42,000	143,607
Melco International Development Ltd	42,000	112,365
Shun Tak Holdings Ltd *	57,480	26,430

		728,511

India - 0.3%

Vedanta Resources PLC	17,983	150,320

Israel - 0.6%

Ceragon Networks Ltd *	33,025	84,214
Syneron Medical Ltd *	17,090	187,136

		271,350

Italy - 2.2%

A2A SPA	111,315	185,089
Autogrill SPA	16,830	203,998
Banca IFIS SPA	3,400	138,213
Danieli & C Officine Meccaniche SPA	4,521	110,244
De’ Longhi SPA	5,538	173,732
Enav SPA ~	29,384	126,720

		937,996

Japan - 22.2%

Ahresty Corp	11,900	117,741
Aichi Steel Corp	2,600	102,721
Akebono Brake Industry Co Ltd *	30,800	96,859
Asahi Diamond Industrial Co Ltd	13,800	101,649
CROOZ Inc	4,000	95,917
Daiwabo Holdings Co Ltd	68,000	236,975
DIC Corp	3,500	126,460
Eagle Industry Co Ltd	9,300	157,890
Feed One Co Ltd	52,100	106,208
Fudo Tetra Corp	47,200	75,671
Glory Ltd	3,400	111,668
Goldcrest Co Ltd	9,400	208,314
Haseko Corp	14,000	170,483
Hokuhoku Financial Group Inc	5,800	92,775
Idemitsu Kosan Co Ltd	5,200	147,933
Japan Securities Finance Co Ltd	20,900	108,467
Kinden Corp	11,000	177,599
Kitagawa Iron Works Co Ltd	4,500	94,571
Kobe Bussan Co Ltd	2,900	137,499
Kureha Corp	2,500	123,915
Kyokuto Securities Co Ltd	7,400	106,205
Leopalace21 Corp	22,100	137,478
Maruwa Co Ltd/Aichi	5,100	211,071
Megmilk Snow Brand Co Ltd	3,600	100,297
Meidensha Corp	37,000	127,237
Meitec Corp	3,200	136,484
Melco Holdings Inc	4,300	122,563
Miraca Holdings Inc	3,900	175,652
Mochida Pharmaceutical Co Ltd	1,500	108,267
Morinaga & Co Ltd	4,600	260,817
Nagase & Co Ltd	14,200	216,644
Nihon Unisys Ltd	12,700	201,149
Nippon Chemi-Con Corp	40,000	145,173
Nippon Piston Ring Co Ltd	9,000	179,637
Nishimatsu Construction Co Ltd	21,000	111,523
Nisshin Steel Co Ltd	9,700	106,606
Nitto Boseki Co Ltd	23,000	110,750
North Pacific Bank Ltd	30,200	106,058
Oiles Corp	5,900	104,520
Penta-Ocean Construction Co Ltd	27,900	159,005
Rengo Co Ltd	13,500	78,377
Roland DG Corp	3,600	82,230
Ryobi Ltd	31,000	126,460
SAMTY Co Ltd	11,500	125,582

	Shares	Value
Sanden Holdings Corp *	33,000	$95,660
Sankyu Inc	21,000	137,386
Seikagaku Corp	8,700	145,175
Seiren Co Ltd	7,800	123,053
Seven Bank Ltd	32,500	116,527
Shinmaywa Industries Ltd	13,000	109,893
Shinoken Group Co Ltd	5,200	104,983
Ship Healthcare Holdings Inc	4,400	137,069
Starts Corp Inc	4,500	107,216
Sumitomo Seika Chemicals Co Ltd	2,400	118,019
Tekken Corp	37,000	110,198
The Hokkoku Bank Ltd	38,000	146,149
The Okinawa Electric Power Co Inc	7,865	179,915
TOA ROAD Corp	30,000	125,735
Tokai Carbon Co Ltd	43,000	238,902
Token Corp	2,800	344,700
Tosei Corp	17,500	124,464
Toyota Boshoku Corp	5,200	97,952
Tsugami Corp	17,000	122,355
Ulvac Inc	4,200	202,660
Unipres Corp	5,400	120,581
Unitika Ltd *	311,000	229,637
Valor Holdings Co Ltd	3,600	81,826
Yodogawa Steel Works Ltd	4,500	119,136
Yuasa Trading Co Ltd	6,800	206,813

		9,577,104

Luxembourg - 0.6%

B&M European Value Retail SA	30,175	133,220
Orion Engineered Carbons SA	6,687	133,406

		266,626

Malta - 0.3%

Kindred Group PLC SDR	10,082	114,047

Netherlands - 1.3%

ASR Nederland NV	6,254	210,898
BinckBank NV	20,996	106,078
SBM Offshore NV	8,095	129,671
Wereldhave NV REIT	2,219	108,703

		555,350

New Zealand - 0.3%

Contact Energy Ltd	31,054	118,559

Singapore - 1.9%

CDL Hospitality Trusts REIT	80,100	96,289
Frasers Commercial Trust REIT	100,265	103,723
Keppel DC REIT	115,900	108,616
Mapletree Greater China Commercial Trust REIT	150,709	118,192
Mapletree Industrial Trust REIT	109,800	148,328
Starhill Global REIT	157,500	89,207
Venture Corp Ltd	17,900	156,682

		821,037

South Korea - 5.1%

Able C&C Co Ltd l	—	9
Amotech Co Ltd *	6,214	152,461
CJ O Shopping Co Ltd	739	123,679
Dae Hyun Co Ltd	34,505	92,606
Dongbu Insurance Co Ltd	1,544	91,757
Eugene Technology Co Ltd	7,065	112,335
Huchems Fine Chemical Corp	5,519	129,118
Hyundai Development Co-Engineering & Construction	3,055	125,474
Hyundai Marine & Fire Insurance Co Ltd	4,777	164,305
Hyundai Mipo Dockyard Co Ltd *	1,556	148,564
Interflex Co Ltd *	7,854	270,689
LG International Corp	4,074	110,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
LG Uplus Corp	11,036	$150,506
LS Corp	3,699	235,808
Nexen Tire Corp	9,022	105,276
Silicon Works Co Ltd	3,318	101,743
SL Corp	4,948	93,452

		2,208,396

Spain - 2.5%

Acciona SA	1,859	163,672
Cia de Distribucion Integral Logista Holdings SA	6,375	167,774
Construcciones y Auxiliar de Ferrocarriles SA	3,376	138,658
Gamesa Corp Tecnologica SA	15,338	328,166
Mediaset Espana Comunicacion SA	11,874	147,874
Saeta Yield SA	10,384	117,427

		1,063,571

Sweden - 3.7%

Bonava AB ‘B’	7,819	133,680
Capio AB ~	17,893	109,421
Dometic Group AB ~	16,136	140,174
Evolution Gaming Group AB ~	1,840	96,372
Intrum Justitia AB	4,813	163,451
JM AB	4,167	147,635
Loomis AB ‘B’	4,156	148,980
NCC AB ‘B’	4,819	135,740
Nobia AB	10,516	106,221
Peab AB	11,930	144,743
SSAB AB ‘A’ *	31,947	145,801
Wihlborgs Fastigheter AB	5,585	118,083

		1,590,301

Switzerland - 11.5%

Adecco Group AG	3,529	268,847
BKW AG	2,522	148,250
Cembra Money Bank AG	2,381	225,654
Coca-Cola HBC AG	7,782	228,862
EFG International AG	22,328	144,918
Emmi AG	86	64,774
Flughafen Zuerich AG	1,161	285,142
Forbo Holding AG	149	245,044
Geberit AG	262	122,344
Idorsia Ltd *	1,234	23,293
Implenia AG	1,577	118,290
IWG PLC	41,845	176,415
Julius Baer Group Ltd	4,711	248,912
Logitech International SA	8,175	300,815
Lonza Group AG	2,001	433,449
Oriflame Holding AG	7,131	267,983
Rieter Holding AG	585	133,545
Schweiter Technologies AG	93	120,548
Sika AG	63	404,468
Straumann Holding AG	590	335,988
Swiss Life Holding AG	1,137	384,615
VAT Group AG ~	997	123,936
Vontobel Holding AG	2,552	166,259

		4,972,351

Thailand - 0.4%

GFPT PCL NVDR	336,904	192,267

United Kingdom - 11.5%

3i Group PLC	18,553	218,139
Aldermore Group PLC *	31,910	90,341
Barratt Developments PLC	20,839	153,048
Beazley PLC	42,480	270,188
Bellway PLC	5,439	211,062
Booker Group PLC	70,830	171,775
Brewin Dolphin Holdings PLC	30,158	134,570
Cape PLC	43,452	106,114

	Shares	Value
Centamin PLC	62,327	$125,893
Chemring Group PLC	44,586	107,432
Computacenter PLC	8,922	94,242
Dialog Semiconductor PLC *	2,703	115,487
Drax Group PLC	26,342	111,876
Fenner PLC	29,397	109,600
Fevertree Drinks PLC	11,811	262,740
Hiscox Ltd	12,334	203,537
IG Group Holdings PLC	13,042	96,544
Inchcape PLC	18,476	181,617
Indivior PLC *	35,147	143,117
JD Sports Fashion PLC	24,733	112,661
Lookers PLC	70,849	105,408
National Express Group PLC	28,549	136,343
NewRiver PLC REIT	20,794	94,764
Northgate PLC	20,412	117,801
Novae Group PLC	11,912	88,435
OneSavings Bank PLC	25,521	124,650
Persimmon PLC	6,821	199,219
QinetiQ Group PLC	46,280	163,036
Redefine International PLC REIT	174,023	90,125
Safestore Holdings PLC REIT	31,641	173,299
Spirent Communications PLC	71,323	108,455
St Modwen Properties PLC	22,383	104,630
Taylor Wimpey PLC	63,363	145,511
The Paragon Group of Cos PLC	21,641	120,378
WH Smith PLC	6,777	151,273

		4,943,310

United States - 0.2%

Argonaut Gold Inc *	57,600	105,268

Total Common Stocks (Cost $34,600,830)		42,101,585

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	423,352	423,352

Total Short-Term Investment (Cost $423,352)		423,352

TOTAL INVESTMENTS - 99.0% (Cost $35,126,387)		42,653,790

OTHER ASSETS & LIABILITIES, NET - 1.0%		412,836

NET ASSETS - 100.0%		$43,066,626

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	23.4%
Financial	20.8%
Consumer, Cyclical	16.4%
Consumer, Non-Cyclical	14.0%
Basic Materials	7.1%
Technology	6.1%
Communications	3.2%
Energy	3.1%
Others (each less than 3.0%)	4.9%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Australia	$6,568	$6,568	$—	$—
	United Kingdom	367	—	367	—

	Total Rights	6,935	6,568	367	—

	Preferred Stocks	121,918	—	121,918	—
	Common Stocks
	Australia	1,960,169	—	1,960,169	—
	Austria	505,530	245,013	260,517	—
	Belgium	325,334	110,093	215,241	—
	Canada	3,686,833	3,686,833	—	—
	Denmark	1,329,052	212,314	1,116,738	—
	Finland	149,388	—	149,388
	France	2,151,264	456,591	1,694,673	—
	Germany	3,377,651	—	3,377,651	—
	Hong Kong	728,511	—	728,511	—
	India	150,320	—	150,320	—
	Israel	271,350	271,350	—	—
	Italy	937,996	110,244	827,752	—
	Japan	9,577,104	—	9,577,104	—
	Luxembourg	266,626	133,406	133,220	—
	Malta	114,047	114,047	—	—
	Netherlands	555,350	210,898	344,452	—
	New Zealand	118,559	—	118,559	—
	Singapore	821,037	96,289	724,748	—
	South Korea	2,208,396	—	2,208,396	—
	Spain	1,063,571	256,085	807,486	—
	Sweden	1,590,301	148,980	1,441,321	—
	Switzerland	4,972,351	548,757	4,423,594	—
	Thailand	192,267	—	192,267	—
	United Kingdom	4,943,310	1,431,435	3,511,875	—
	United States	105,268	105,268	—	—

	Total Common Stocks	42,101,585	8,137,603	33,963,982	—

	Short-Term Investment	423,352	423,352	—	—

	Total	$42,653,790	$8,567,523	$34,086,267	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$2,255,013	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
1,641,612	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Cia Paranaense de Energia ‘B’	111,300	$823,101
Telefonica Brasil SA	60,300	816,705

Total Preferred Stocks (Cost $1,956,495)		1,639,806

COMMON STOCKS - 95.3%

Belgium - 1.3%

Ageas	54,190	2,182,299

Brazil - 0.6%

Petroleo Brasileiro SA ADR *	135,387	1,081,742

Canada - 2.2%

Barrick Gold Corp	66,853	1,063,524
Eldorado Gold Corp	438,345	1,157,231
Ivanhoe Mines Ltd ‘A’ *	194,654	625,931
Kinross Gold Corp *	228,942	931,794

		3,778,480

France - 11.6%

Air France-KLM *	49,360	704,596
Alstom SA *	61,936	2,163,149
BNP Paribas SA	43,701	3,146,161
Cie de Saint-Gobain	56,511	3,017,979
Engie SA	113,024	1,705,959
Renault SA	9,769	883,855
Rexel SA	100,984	1,650,316
Societe Generale SA	47,379	2,554,951
TOTAL SA	85,738	4,256,645

		20,083,611

Germany - 5.3%

Deutsche Lufthansa AG	55,770	1,270,976
E.ON SE	157,408	1,485,930
METRO AG	62,107	2,098,112
Rheinmetall AG	18,553	1,765,946
RWE AG *	58,431	1,167,209
Salzgitter AG	35,776	1,460,045

		9,248,218

Greece - 0.5%

Alpha Bank AE *	393,066	968,825

India - 1.2%

Canara Bank *	161,506	820,274
NTPC Ltd	486,043	1,194,517

		2,014,791

Italy - 6.4%

Assicurazioni Generali SPA	142,621	2,354,132
BPER Banca	268,442	1,344,554
Eni SPA	234,878	3,529,724
Saipem SPA *	304,319	1,126,954
UniCredit SPA *	143,995	2,697,213

		11,052,577

Japan - 26.9%

Benesse Holdings Inc	37,000	1,398,754
Canon Inc	62,400	2,122,556
Chiyoda Corp	177,000	1,045,515
Citizen Watch Co Ltd	175,800	1,236,992

	Shares	Value
Dai-ichi Life Holdings Inc	106,600	$1,934,941
DeNA Co Ltd	32,100	721,462
Eisai Co Ltd	24,300	1,344,460
Fujitsu Ltd	398,000	2,943,714
Gree Inc *	133,000	1,162,477
Honda Motor Co Ltd	116,500	3,191,877
Inpex Corp	95,100	918,235
JGC Corp	76,100	1,239,618
JSR Corp	118,800	2,056,576
Mitsubishi Heavy Industries Ltd	115,000	473,473
Mitsubishi Motors Corp	346,200	2,289,475
Mitsubishi UFJ Financial Group Inc	511,000	3,446,720
Mizuho Financial Group Inc	1,519,900	2,786,697
Nikon Corp	92,400	1,481,093
Nintendo Co Ltd	800	267,833
Rohm Co Ltd	3,000	231,304
Sankyo Co Ltd	45,200	1,535,458
Sumitomo Mitsui Financial Group Inc	84,000	3,279,735
Sumitomo Mitsui Trust Holdings Inc	54,000	1,939,642
Suzuken Co Ltd	35,500	1,181,728
T&D Holdings Inc	173,300	2,650,128
Taiyo Yuden Co Ltd	27,000	426,584
Takeda Pharmaceutical Co Ltd	63,100	3,203,522

		46,510,569

Netherlands - 4.6%

ING Groep NV	145,047	2,503,918
Koninklijke Philips NV	23,459	835,111
PostNL NV	409,778	1,912,320
Royal Dutch Shell PLC ‘B’	102,215	2,744,120

		7,995,469

Norway - 1.2%

Statoil ASA	46,517	771,351
Storebrand ASA	186,007	1,283,525

		2,054,876

Russia - 2.8%

Gazprom PJSC ADR	489,060	1,948,904
LUKOIL PJSC ADR	40,359	1,969,115
Sberbank of Russia PJSC ADR	84,526	878,225

		4,796,244

South Africa - 1.8%

Anglo American Platinum Ltd *	40,860	936,035
Gold Fields Ltd ADR	416,941	1,450,955
Impala Platinum Holdings Ltd *	241,522	680,870

		3,067,860

South Korea - 3.3%

KB Financial Group Inc	45,854	2,315,179
KT Corp ADR	132,526	2,205,233
Shinhan Financial Group Co Ltd	26,200	1,130,404

		5,650,816

Spain - 1.2%

CaixaBank SA	449,587	2,149,200

Sweden - 1.3%

Telefonaktiebolaget LM Ericsson ‘B’	326,615	2,348,404

Switzerland - 6.2%

Adecco Group AG	20,099	1,531,186
Julius Baer Group Ltd	26,485	1,399,368
LafargeHolcim Ltd	45,781	2,631,175
UBS Group AG	204,640	3,480,085
Zurich Insurance Group AG	5,649	1,648,655

		10,690,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Taiwan - 1.9%

Compal Electronics Inc	2,226,000	$1,499,678
MediaTek Inc	205,380	1,757,050

		3,256,728

United Kingdom - 15.0%

Anglo American PLC *	98,285	1,313,067
AstraZeneca PLC	51,590	3,455,698
BP PLC	790,560	4,563,270
BT Group PLC	541,507	2,082,237
Centrica PLC	826,834	2,155,775
Hays PLC	691,317	1,494,705
HSBC Holdings PLC	522,343	4,848,395
J Sainsbury PLC	675,751	2,216,518
Marks & Spencer Group PLC	373,017	1,618,948
Standard Chartered PLC *	219,284	2,220,966

		25,969,579

Total Common Stocks (Cost $152,354,240)		164,900,757

EXCHANGE-TRADED FUND - 1.0%

iShares Core MSCI EAFE	27,620	1,681,782

Total Exchange-Traded Fund (Cost $1,722,324)		1,681,782

	Shares	Value
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	4,659,634	$4,659,634

Total Short-Term Investment (Cost $4,659,634)		4,659,634

TOTAL INVESTMENTS - 99.9% (Cost $160,692,693)		172,881,979

OTHER ASSETS & LIABILITIES, NET - 0.1%		126,902

NET ASSETS - 100.0%		$173,008,881

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.3%
Energy	13.2%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	9.5%
Industrial	8.8%
Basic Materials	6.7%
Technology	5.4%
Communications	5.0%
Utilities	4.9%
Others (each less than 3.0%)	3.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$1,639,806	$1,639,806	$—	$—
	Common Stocks
	Belgium	2,182,299	—	2,182,299	—
	Brazil	1,081,742	1,081,742	—	—
	Canada	3,778,480	3,778,480	—	—
	France	20,083,611	—	20,083,611	—
	Germany	9,248,218	—	9,248,218	—
	Greece	968,825	—	968,825	—
	India	2,014,791	—	2,014,791	—
	Italy	11,052,577	—	11,052,577	—
	Japan	46,510,569	—	46,510,569	—
	Netherlands	7,995,469	—	7,995,469	—
	Norway	2,054,876	—	2,054,876	—
	Russia	4,796,244	4,796,244	—	—
	South Africa	3,067,860	1,450,955	1,616,905	—
	South Korea	5,650,816	2,205,233	3,445,583	—
	Spain	2,149,200	—	2,149,200	—
	Sweden	2,348,404	—	2,348,404	—
	Switzerland	10,690,469	—	10,690,469	—
	Taiwan	3,256,728	—	3,256,728	—
	United Kingdom	25,969,579	—	25,969,579	—

	Total Common Stocks	164,900,757	13,312,654	151,588,103	—

	Exchange-Traded Fund	1,681,782	1,681,782	—	—

	Short-Term Investment	4,659,634	4,659,634	—	—

	Total	$172,881,979	$21,293,876	$151,588,103	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer, Cyclical - 1.4%

Hilton Grand Vacations Inc * l	—	$18
Hilton Worldwide Holdings Inc	8,415	520,467

		520,485

Financial - 97.9%

Alexandria Real Estate Equities Inc REIT	2,940	354,182
American Homes 4 Rent ‘A’ REIT	7,831	176,746
Apartment Investment & Management Co ‘A’ REIT	7,600	326,572
AvalonBay Communities Inc REIT	3,260	626,474
Blackstone Mortgage Trust Inc ‘A’ REIT	5,601	176,991
Boston Properties Inc REIT	16,496	2,029,338
Brixmor Property Group Inc REIT	14,559	260,315
Camden Property Trust REIT	13,375	1,143,696
CBL & Associates Properties Inc REIT	1,530	12,898
Chesapeake Lodging Trust REIT	21,580	528,063
Colony Starwood Homes REIT	11,620	398,682
Columbia Property Trust Inc REIT	6,437	144,060
Corporate Office Properties Trust REIT	5,927	207,623
Cousins Properties Inc REIT	18,168	159,697
CubeSmart REIT	6,018	144,673
DCT Industrial Trust Inc REIT	7,977	426,291
DDR Corp REIT	12,580	114,100
Digital Realty Trust Inc REIT	4,181	472,244
Douglas Emmett Inc REIT	6,537	249,779
Duke Realty Corp REIT	10,064	281,289
Education Realty Trust Inc REIT	1,639	63,511
Equity LifeStyle Properties Inc REIT	2,556	220,685
Equity Residential REIT	27,882	1,835,472
Essex Property Trust Inc REIT	2,835	729,360
Federal Realty Investment Trust REIT	653	82,533
Gaming & Leisure Properties Inc REIT	11,430	430,568
GGP Inc REIT	78,393	1,846,939
HCP Inc REIT	7,174	229,281
Healthcare Realty Trust Inc REIT	18,835	643,215
Healthcare Trust of America Inc ‘A’ REIT	10,115	314,678
Host Hotels & Resorts Inc REIT	61,601	1,125,450
Hudson Pacific Properties Inc REIT	13,224	452,129
Invitation Homes Inc REIT	780	16,871
Kilroy Realty Corp REIT	5,139	386,196
Kimco Realty Corp REIT	5,617	103,072
LaSalle Hotel Properties REIT	34,046	1,014,571
Liberty Property Trust REIT	3,803	154,820
Life Storage Inc REIT	5,472	405,475
Mack-Cali Realty Corp REIT	15,958	433,100
MedEquities Realty Trust Inc REIT	14,062	177,462
Mid-America Apartment Communities Inc REIT l	—	16
Monogram Residential Trust Inc REIT	7,433	72,174
National Retail Properties Inc REIT	7,895	308,695
Paramount Group Inc REIT	38,471	615,536
Park Hotels & Resorts Inc REIT l	—	11
Parkway Inc REIT l	—	17
Pennsylvania Real Estate Investment Trust REIT	7,085	80,202

	Shares	Value
Prologis Inc REIT	16,639	$975,711
Public Storage REIT	8,892	1,854,249
QTS Realty Trust Inc ‘A’ REIT	7,351	384,678
Regency Centers Corp REIT	25,377	1,589,615
Rexford Industrial Realty Inc REIT	7,730	212,111
Simon Property Group Inc REIT	30,952	5,006,796
SL Green Realty Corp REIT	1,620	171,396
Spirit Realty Capital Inc REIT	6,970	51,648
Starwood Property Trust Inc REIT	7,030	157,402
Tanger Factory Outlet Centers Inc REIT	14,409	374,346
Taubman Centers Inc REIT	2,360	140,538
The Macerich Co REIT	12,887	748,219
Ventas Inc REIT	16,824	1,168,932
VEREIT Inc REIT	50,489	410,980
Vornado Realty Trust REIT	26,868	2,522,905
Welltower Inc REIT	7,784	582,632

		36,327,910

Total Common Stocks (Cost $22,226,240)		36,848,395

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	274,416	274,416

Total Short-Term Investment (Cost $274,416)		274,416

TOTAL INVESTMENTS - 100.0% (Cost $22,500,656)		37,122,811

OTHER ASSETS & LIABILITIES, NET - 0.0%		1,904

NET ASSETS - 100.0%		$37,124,715

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	22.1%
REITS-Office Property	14.7%
REITS-Apartments	14.5%
REITS-Diversified	10.8%
REITS-Health Care	8.4%
REITS-Hotels	7.2%
REITS-Storage	6.5%
REITS-Shopping Centers	5.8%
REITS-Warehouse/Industrial	5.4%
Others (each less than 3.0%)	3.9%

99.3%
Short-Term Investment	0.7%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$36,848,395	$36,848,395	$—	$—
	Short-Term Investment	274,416	274,416	—	—

	Total	$37,122,811	$37,122,811	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.4%

U.S. Treasury Notes - 4.4%

1.000% due 09/15/17 ‡	$3,650,000	$3,649,536

Total U.S. Treasury Obligations (Cost $3,651,707)		3,649,536

FOREIGN GOVERNMENT BONDS & NOTES - 17.8%

Canada - 4.7%

Canadian Government 1.250% due 02/01/18	CAD 5,075,000	3,921,736

France - 3.7%

French Republic Government OAT 4.250% due 10/25/17 ~	EUR 2,625,000	3,043,692

Germany - 4.5%

Bundesrepublik Deutschland 4.000% due 01/04/18 ~	3,150,000	3,683,249

United Kingdom - 4.9%

United Kingdom Gilt 1.000% due 09/07/17 ~	GBP 3,100,000	4,043,978

Total Foreign Government Bonds & Notes (Cost $14,305,759)		14,692,655

PURCHASED OPTIONS - 0.9%
(See Note (c) in Notes to Schedule of Investments) (Cost $1,960,577)		737,175

	Shares	Value
SHORT-TERM INVESTMENTS - 79.0%

Money Market Fund - 33.3%

BlackRock Liquidity Funds T-Fund Portfolio	27,550,516	$27,550,516

	Principal Amount
U.S. Treasury Bills - 45.7%

0.602% due 09/14/17	$8,000,000	7,984,712
0.653% due 10/12/17 ‡	8,000,000	7,977,272
0.915% due 11/09/17	8,000,000	7,970,296
1.016% due 12/07/17	6,000,000	5,972,130
1.065% due 11/24/17	8,000,000	7,966,112

		37,870,522

Total Short-Term Investments (Cost $65,437,991)		65,421,038

TOTAL INVESTMENTS - 102.1% (Cost $85,356,034)		84,500,404

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(1,723,573)

Net Assets - 100.0%		$82,776,831

Notes to Schedule of Investments

(a)	As of June 30, 2017, investments with a total aggregate value of $1,450,292 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	5,299,288	USD	4,071,920	07/17	CIT	($84)
AUD	18,360,780	USD	13,717,247	07/17	GSC	390,701
AUD	17,451,629	USD	13,271,620	07/17	JPM	137,953
CAD	6,686,676	USD	5,058,000	07/17	ANZ	100,445
CAD	330,000	USD	248,662	07/17	BRC	5,902
CAD	16,569,973	USD	12,321,240	07/17	RBC	461,688
CAD	1,457,769	USD	1,103,000	07/17	SGN	21,598
CHF	6,005,361	USD	6,238,526	07/17	BRC	33,007
CHF	245,000	USD	251,599	07/17	JPM	4,208
CHF	930,000	USD	972,144	07/17	SGN	(924)
COP	13,568,289,707	USD	4,634,612	07/17	GSC	(194,588)
CZK	114,995,528	USD	4,610,000	12/17	BRC	482,476
DKK	215,575,791	USD	31,426,313	07/17	GSC	1,725,930
EUR	14,970,000	USD	16,345,608	07/17	CIT	772,013
EUR	10,805,000	USD	12,182,043	07/17	CSF	171,037
EUR	14,718,000	USD	16,090,427	07/17	SGN	739,042
EUR	4,360,000	USD	4,723,079	12/17	BRC	303,179
GBP	1,669,690	USD	2,129,963	07/17	BRC	46,271
GBP	6,151,701	USD	7,830,408	07/17	GSC	187,574
GBP	1,780,727	USD	2,262,271	07/17	RBC	58,686
GBP	2,003,174	USD	2,589,789	07/17	SCB	21,100
GBP	6,084,306	USD	7,867,220	07/17	SGN	62,920

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
INR	291,570,000	USD	4,512,071	07/17	CSF	($12,237)
JPY	1,872,332,924	USD	16,971,912	07/17	GSC	(309,714)
JPY	900,332,709	USD	8,160,213	07/17	RBC	(148,005)
JPY	532,600,000	USD	4,858,159	07/17	SSB	(119,096)
MXN	261,280,000	USD	14,274,476	07/17	GSC	78,347
MYR	20,013,000	USD	4,695,683	07/17	MSC	(37,151)
NOK	51,983,114	USD	6,170,000	07/17	BRC	59,300
NOK	51,554,048	USD	6,160,621	07/17	JPM	17,263
NOK	103,935,000	USD	12,300,000	07/17	SSB	154,859
NZD	8,498,285	USD	6,051,501	07/17	ANZ	173,626
NZD	855,000	USD	620,206	07/17	BRC	6,129
SEK	105,719,933	USD	12,284,645	07/17	BRC	279,730
SEK	12,802,731	USD	1,459,580	07/17	SGN	61,971
SEK	41,131,329	USD	4,693,000	07/17	SSB	195,288
USD	24,707,241	AUD	33,071,084	07/17	GSC	(703,723)
USD	1,032,193	AUD	1,346,000	07/17	SGN	(2,039)
USD	13,253,820	CAD	17,880,000	07/17	BRC	(538,906)
USD	2,066,000	CAD	2,731,490	07/17	GSC	(41,211)
USD	4,095,000	CAD	5,413,754	07/17	RBC	(81,448)
USD	21,133,498	CHF	20,388,642	07/17	BRC	(158,818)
USD	14,355,880	CHF	13,825,000	07/17	JPM	(78,988)
USD	4,485,901	CLP	2,992,500,000	07/17	GSC	(19,778)
USD	4,632,303	CZK	114,995,528	12/17	BRC	(460,172)
USD	16,346,679	DKK	111,383,000	07/17	CIT	(782,315)
USD	15,275,542	DKK	104,192,791	07/17	SGN	(747,708)
USD	628,091	EUR	555,000	07/17	CSF	(6,427)
USD	43,312,846	EUR	39,561,896	07/17	GSC	(1,924,665)
USD	2,266,690	EUR	2,021,690	07/17	RBC	(45,034)
USD	4,007,523	EUR	3,554,344	07/17	SCB	(56,733)
USD	13,408,646	EUR	11,891,948	07/17	SGN	(189,340)
USD	4,610,000	EUR	4,277,339	12/17	BRC	(320,965)
USD	6,172,162	GBP	4,778,055	07/17	ANZ	(55,442)
USD	12,293,645	GBP	9,648,523	07/17	BRC	(282,013)
USD	4,083,584	GBP	3,145,000	07/17	CSF	(15,121)
USD	2,048,273	GBP	1,611,193	07/17	SGN	(51,718)
USD	4,693,000	GBP	3,720,912	07/17	SSB	(156,749)
USD	5,585,621	JPY	616,425,224	07/17	ANZ	99,952
USD	4,071,920	JPY	455,211,369	07/17	CIT	20,920
USD	2,093,502	JPY	234,117,332	07/17	JPM	10,053
USD	575,000	JPY	63,479,310	07/17	SGN	10,087
USD	9,506,675	KRW	10,674,000,000	07/17	MSC	174,874
USD	307,312	MXN	5,590,000	07/17	GSC	238
USD	7,689,872	NOK	64,910,591	07/17	BRC	(88,569)
USD	3,994,561	NOK	33,689,931	07/17	GSC	(42,609)
USD	6,679,364	NOK	56,303,030	07/17	JPM	(67,606)
USD	18,977,539	NZD	26,360,000	07/17	BRC	(332,643)
USD	17,514,849	SEK	151,572,982	07/17	BRC	(498,971)
USD	6,294,801	SEK	54,510,353	07/17	CIT	(183,529)
USD	6,001,208	SEK	51,866,310	07/17	JPM	(162,888)
USD	4,578,357	SGD	6,325,000	07/17	GSC	(17,133)

Total Forward Foreign Currency Contracts						($1,866,693)

(c)	Purchased options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus NZD	NZD 1.78	01/02/18	SCB	EUR 9,700,000	$127,899	$32,419
Call - EUR versus JPY	JPY 140.80	01/02/18	BRC	11,300,000	129,624	37,390

					257,523	69,809

Put - EUR versus USD	$1.10	08/22/17	SCB	EUR 45,573,000	274,119	33,038
Put - JPY versus USD	JPY 104.50	12/22/17	JPM	$70,604,900	553,472	441,672
Put - AUD versus CHF	CHF 0.65	01/02/18	GSC	AUD 31,300,000	516,675	103,759
Put - GBP versus NOK	NOK 9.88	01/02/18	SEB	GBP 7,940,000	193,781	27,650
Put - GBP versus SEK	SEK 10.32	01/02/18	SEB	6,525,000	165,007	61,247

					1,703,054	667,366

Total Purchased Options					$1,960,577	$737,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$3,649,536	$—	$3,649,536	$—
	Foreign Government Bonds & Notes	14,692,655	—	14,692,655	—
	Short-Term Investments	65,421,038	27,550,516	37,870,522	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,068,367	—	7,068,367	—
	Purchased Options	737,175	—	737,175	—

	Total Foreign Currency Contracts	7,805,542	—	7,805,542	—

	Total Assets - Derivatives	7,805,542	—	7,805,542	—

	Total Assets	91,568,771	27,550,516	64,018,255	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,935,060)	—	(8,935,060)	—

	Total Liabilities	(8,935,060)	—	(8,935,060)	—

	Total	$82,633,711	$27,550,516	$55,083,195	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 81.7%

Money Market Fund - 14.3%

BlackRock Liquidity Funds T-Fund Portfolio	10,141,542	$10,141,542

	Principal Amount
U.S. Treasury Bills - 67.4%

1.012% due 10/26/17	$23,958,500	23,880,635
1.015% due 10/19/17 ‡	23,958,000	23,885,048

		47,765,683

Total Short-Term Investments (Cost $57,914,606)		57,907,225

TOTAL INVESTMENTS - 81.7% (Cost $57,914,606)		57,907,225

OTHER ASSETS & LIABILITIES, NET - 18.3%		12,947,163

NET ASSETS - 100.0%		$70,854,388

Notes to Schedule of Investments

(a)	As of June 30, 2017, $6,717,086 in cash and an investment with a value of $6,923,852 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (07/17)	8	($33,596)
CAC 40 Index (07/17)	24	(43,512)
DAX Index (09/17)	4	(54,358)
FTSE 100 Index (09/17)	24	(66,825)
FTSE MIB Index (09/17)	3	(9,552)
Hang Seng Index (07/17)	2	(188)
IBEX 35 Index (07/17)	4	(18,887)
OMX Index (07/17)	22	(12,313)
S&P 500 E-Mini Index (09/17)	179	(66,033)
S&P/TSE 60 Index (09/17)	4	(7,898)
SGX MSCI Index (07/17)	7	273
SPI 200 Index (09/17)	10	(14,334)
TOPIX Index (09/17)	22	11,345

Total Futures Contracts		($315,878)

(c)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,309,000	USD	979,628	09/17	CIT	$25,437
CAD	1,705,000	USD	1,267,782	09/17	CIT	48,681
CHF	1,161,000	USD	1,205,600	09/17	CIT	11,509
DKK	1,583,000	USD	238,462	09/17	CIT	5,804
EUR	3,907,000	USD	4,404,444	09/17	CIT	77,157
GBP	1,864,000	USD	2,420,526	09/17	CIT	13,349
HKD	3,635,000	USD	467,660	09/17	CIT	(1,038)
ILS	307,000	USD	86,543	09/17	CIT	1,749
JPY	347,040,000	USD	3,146,996	09/17	CIT	(50,485)
NOK	729,000	USD	86,643	09/17	CIT	815
NZD	39,000	USD	27,269	09/17	CIT	1,268
SEK	3,435,000	USD	397,072	09/17	CIT	12,551
SGD	252,000	USD	182,302	09/17	CIT	971
USD	68,405	AUD	92,000	09/17	CIT	(2,233)
USD	52,709	CAD	71,000	09/17	CIT	(2,111)
USD	48,070	CHF	46,000	09/17	CIT	(153)
USD	1,064	DKK	7,000	09/17	CIT	(16)
USD	55,371	EUR	49,000	09/17	CIT	(835)
USD	21,970	GBP	17,000	09/17	CIT	(227)
USD	5,016	HKD	39,000	09/17	CIT	10
USD	4,273	NOK	36,000	09/17	CIT	(46)
USD	7,081	NZD	10,000	09/17	CIT	(236)
USD	6,715	SEK	58,000	09/17	CIT	(202)
USD	11,584	SGD	16,000	09/17	CIT	(52)

Total Forward Foreign Currency Contracts						$141,667

(d)	Swap agreements outstanding as of June 30, 2017 were as follows:

Total Return Basket Swaps

Counterparty	Currency	Expiration Dates (1)	Notional Amount (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees (4)	Net Value of Reference Entities
GSC	USD	12/22/20	$2,916,509	$3,843,231	$801,969	$5,957,771
JPM	AUD	07/17/17 - 07/16/18	(316,125)	341,195	32,550	(7,480)
JPM	GBP	07/17/17 - 07/16/18	(436,116)	371,243	35,416	(100,289)
JPM	HKD	07/17/17 - 07/16/18	(20,774)	(3,518)	(336)	(23,956)
JPM	SGD	07/17/17 - 06/04/18	(200,517)	179,031	17,079	(38,565)
MSC	CAD	05/02/19	(312,465)	400,161	41,736	45,960
MSC	CHF	05/02/19	110,148	398,624	41,576	467,196

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Counterparty	Currency	Expiration Dates (1)	Notional Amount (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees (4)	Net Value of Reference Entities
MSC	EUR	05/02/19	$906,728	$1,763,544	$183,934	$2,486,338
MSC	JPY	05/07/18	(1,158,745)	1,400,878	146,109	96,024
MSC	DKK	05/01/19	319,188	145,062	15,130	449,120
MSC	NOK	05/02/19	(110,773)	78,312	8,168	(40,629)
MSC	SEK	05/02/19	(265,646)	315,866	32,944	17,276

			$1,431,412	$9,233,629	$1,356,275	$9,308,766

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/22/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	2,428	$121,039
Marvell Technology Group Ltd	4,546	75,100

		196,139

Canada

Thomson Reuters Corp	1,185	54,854

United Kingdom

Liberty Global PLC ‘C’	4,556	142,056

United States

AbbVie Inc	609	44,159
Adtalem Global Education Inc	1,301	49,373
AdvanSix Inc	1,403	43,830
Aetna Inc	1,407	213,625
Aflac Inc	7,332	569,550
AGCO Corp	1,651	111,261
Agilent Technologies Inc	2,714	160,967
Akamai Technologies Inc	263	13,100
Alexion Pharmaceuticals Inc	1,972	239,933
Alphabet Inc ‘A’	184	171,061
AMC Networks Inc ‘A’	1,238	66,122
Amdocs Ltd	2,807	180,939
Ameren Corp	453	24,766
American Eagle Outfitters Inc	7,947	95,761
American Electric Power Co Inc	6,125	425,504
American Financial Group Inc	288	28,619
American International Group Inc	582	36,387
Ameriprise Financial Inc	1,584	201,627
Amgen Inc	2,248	387,173
Anthem Inc	3,401	639,830
Apple Inc	954	137,395
Applied Materials Inc	2,575	106,373
Archer-Daniels-Midland Co	3,756	155,423
Arrow Electronics Inc	5,009	392,806
Assurant Inc	711	73,724
Assured Guaranty Ltd	15,999	667,798
Avery Dennison Corp	2,898	256,096
Avnet Inc	4,945	192,262
Avon Products Inc	12,264	46,603
Axis Capital Holdings Ltd	1,091	70,544
Bank of America Corp	5,591	135,638
Baxter International Inc	6,813	412,459
Bed Bath & Beyond Inc	4,998	151,939
Big Lots Inc	2,766	133,598
Biogen Inc	2,003	543,534

Referenced Entity	Shares	Value
Bioverativ Inc	3,541	$213,062
BlackRock Inc	934	394,531
Booz Allen Hamilton Holding Corp	2,644	86,036
BorgWarner Inc	234	9,912
Broadridge Financial Solutions Inc	925	69,893
Bruker Corp	18,745	540,606
Brunswick Corp	4,069	255,248
Bunge Ltd	2,707	201,942
Burlington Stores Inc	499	45,903
BWX Technologies Inc	3,494	170,333
CA Inc	4,413	152,116
Cabot Corp	5,473	292,422
Cadence Design Systems Inc	2,967	99,365
CalAtlantic Group Inc	279	9,863
Calpine Corp	2,121	28,697
Capital One Financial Corp	3,734	308,503
Cardinal Health Inc	2,431	189,424
Carlisle Cos Inc	1,107	105,608
Cars.com Inc	154	4,101
Caterpillar Inc	569	61,145
CDK Global Inc	1,362	84,526
CDW Corp	2,504	156,575
Celanese Corp ‘A’	1,114	105,763
Centene Corp	5,257	419,929
Charles River Laboratories International Inc	2,886	291,919
Chicago Bridge & Iron Co NV	5,121	101,037
Chico’s FAS Inc	9,950	93,729
Cigna Corp	710	118,847
Cirrus Logic Inc	3,854	241,723
Cisco Systems Inc	2,039	63,821
Citigroup Inc	4,479	299,556
Citrix Systems Inc	1,154	91,835
Coach Inc	3,148	149,026
Colony NorthStar Inc ‘A’	4,898	69,013
Commerce Bancshares Inc	1,298	73,763
Commercial Metals Co	4,565	88,698
comScore Inc	542	14,228
ConAgra Brands Inc	4,186	149,691
ConocoPhillips	1,438	63,214
Consolidated Edison Inc	359	29,014
Constellation Brands Inc ‘A’	838	162,346
Convergys Corp	11,253	267,596
CoreLogic Inc	2,902	125,889
Corning Inc	7,207	216,570
Crane Co	4,117	326,807
Cummins Inc	1,974	320,222
Curtiss-Wright Corp	2,756	252,946
Dana Inc	8,648	193,110
DaVita Inc	1,634	105,818
Delta Air Lines Inc	4,866	261,499
Deluxe Corp	427	29,557
Devon Energy Corp	5,646	180,503
Dick’s Sporting Goods Inc	1,199	47,756

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Dillard’s Inc ‘A’	194	$11,192
Discover Financial Services	2,107	131,034
Dolby Laboratories Inc ‘A’	2,069	101,298
DR Horton Inc	9,656	333,808
DST Systems Inc	3,176	195,959
DTE Energy Co	1,059	112,032
Eastman Chemical Co	3,144	264,065
eBay Inc	24,687	862,070
Edison International	1,701	133,001
Eli Lilly & Co	1,791	147,399
EMCOR Group Inc	554	36,221
Emerson Electric Co	3,395	202,410
Endo International PLC	7,367	82,289
EnerSys	704	51,005
Ensco PLC ‘A’	25,570	131,941
Esterline Technologies Corp	4,302	407,830
Euronet Worldwide Inc	811	70,857
Everest Re Group Ltd	259	65,939
Exelon Corp	2,360	85,125
Express Scripts Holding Co	2,041	130,297
Extended Stay America Inc	2,094	40,540
Fair Isaac Corp	454	63,292
First Solar Inc	257	10,249
Flex Ltd	17,879	291,606
FLIR Systems Inc	2,487	86,199
Foot Locker Inc	5,038	248,273
Ford Motor Co	11,100	124,209
Franklin Resources Inc	8,839	395,899
FTI Consulting Inc	6,458	225,772
General Motors Co	7,563	264,176
Genpact Ltd	6,736	187,463
Gilead Sciences Inc	13,638	965,298
Graham Holdings Co ‘B’	216	129,524
Graphic Packaging Holding Co	5,400	74,412
Greif Inc ‘A’	1,486	82,889
HCA Healthcare Inc	2,321	202,391
HCP Inc	3,511	112,212
HD Supply Holdings Inc	2,900	88,827
Herman Miller Inc	12,136	368,934
Hewlett Packard Enterprise Co	29,887	495,825
Hill-Rom Holdings Inc	308	24,520
HNI Corp	785	31,298
Honeywell International Inc	1,049	139,821
HP Inc	20,548	359,179
HSN Inc	945	30,146
Hubbell Inc	1,702	192,615
Humana Inc	722	173,728
Huntington Ingalls Industries Inc	2,457	457,395
Huntsman Corp	1,520	39,277
IAC/InterActiveCorp	922	95,187
Ingersoll-Rand PLC	5,174	472,852
Ingredion Inc	1,378	164,271
Intel Corp	5,831	196,738
InterDigital Inc	1,648	127,390
International Business Machines Corp	2,727	419,494
International Game Technology PLC	8,163	149,383
Intuit Inc	575	76,366
Invesco Ltd	5,130	180,525
ITT Inc	3,361	135,045
Jabil Inc	5,095	148,723
Jack Henry & Associates Inc	574	59,621
Jacobs Engineering Group Inc	597	32,471
JetBlue Airways Corp	4,757	108,602
John Wiley & Sons Inc ‘A’	3,053	161,046
Johnson & Johnson	791	104,641
JPMorgan Chase & Co	6,987	638,612
Juniper Networks Inc	14,415	401,890
Kohl’s Corp	4,757	183,953
L3 Technologies Inc	657	109,772
Laboratory Corp of America Holdings	1,010	155,681

Referenced Entity	Shares	Value
Lancaster Colony Corp	1,784	$218,754
Las Vegas Sands Corp	1,941	124,010
Lear Corp	3,716	527,969
Legg Mason Inc	2,104	80,289
Liberty Interactive Corp QVC Group ‘A’	3,161	77,571
Lincoln National Corp	1,997	134,957
LSC Communications Inc	263	5,628
LyondellBasell Industries NV ‘A’	4,698	396,464
Macy’s Inc	6,979	162,192
Mallinckrodt PLC	4,543	203,572
Manhattan Associates Inc	973	46,762
ManpowerGroup Inc	1,461	163,121
Marathon Petroleum Corp	1,440	75,355
MarketAxess Holdings Inc	132	26,545
Maxim Integrated Products Inc	1,550	69,595
McKesson Corp	3,002	493,949
Merck & Co Inc	7,628	488,879
Michael Kors Holdings Ltd	3,634	131,733
Micron Technology Inc	7,871	235,028
Microsoft Corp	2,908	200,448
Molina Healthcare Inc	1,998	138,222
Molson Coors Brewing Co ‘B’	3,012	260,056
Morgan Stanley	5,131	228,637
Morningstar Inc	147	11,516
MSA Safety Inc	564	45,780
MSCI Inc	643	66,223
Mylan NV	404	15,683
Nasdaq Inc	1,584	113,240
National Retail Properties Inc	1,655	64,711
Navient Corp	1,133	18,864
NetApp Inc	239	9,572
NeuStar Inc ‘A’	5,894	196,565
Northrop Grumman Corp	636	163,268
Nu Skin Enterprises Inc ‘A’	4,711	296,039
NVR Inc	64	154,279
Oceaneering International Inc	7,045	160,908
Oil States International Inc	882	23,946
ONE Gas Inc	1,225	85,517
Oracle Corp	6,497	325,760
Orbital ATK Inc	194	19,082
Oshkosh Corp	3,651	251,481
Owens Corning	3,613	241,782
PAREXEL International Corp	1,336	116,112
Parker-Hannifin Corp	884	141,281
Patterson-UTI Energy Inc	1,824	36,827
Pfizer Inc	18,945	636,363
PG&E Corp	1,395	92,586
Pinnacle West Capital Corp	1,810	154,140
Pitney Bowes Inc	2,363	35,681
Plantronics Inc	4,518	236,337
PolyOne Corp	248	9,608
Popular Inc	4,826	201,292
Prudential Financial Inc	1,648	178,215
Public Service Enterprise Group Inc	6,411	275,737
PulteGroup Inc	2,364	57,989
PVH Corp	792	90,684
QIAGEN NV	4,789	160,575
QUALCOMM Inc	631	34,844
Ralph Lauren Corp	194	14,317
Raymond James Financial Inc	939	75,327
Raytheon Co	966	155,990
Red Hat Inc	164	15,703
Regal Beloit Corp	2,750	224,263
Regions Financial Corp	4,694	68,720
Reinsurance Group of America Inc	2,608	334,841
Reliance Steel & Aluminum Co	1,768	128,728
Ross Stores Inc	2,534	146,288
Santander Consumer USA Holdings Inc	5,041	64,323
SCANA Corp	2,314	155,061
Science Applications International Corp	754	52,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Seagate Technology PLC	9,235	$357,856
Skyworks Solutions Inc	548	52,581
Sonoco Products Co	3,020	155,288
Southwest Airlines Co	866	53,813
Spirit AeroSystems Holdings Inc ‘A’	9,701	562,076
Staples Inc	7,629	76,824
State Street Corp	1,239	111,175
Steel Dynamics Inc	2,589	92,712
STORE Capital Corp	559	12,550
SunTrust Banks Inc	1,177	66,759
Synaptics Inc	752	38,886
SYNNEX Corp	3,122	374,515
Synopsys Inc	1,884	137,400
T Rowe Price Group Inc	954	70,796
Target Corp	2,000	104,580
TE Connectivity Ltd	2,299	180,885
Tech Data Corp	3,560	359,560
TEGNA Inc	998	14,381
Texas Instruments Inc	1,268	97,547
Texas Roadhouse Inc	788	40,149
Textron Inc	2,702	127,264
The Allstate Corp	2,953	261,163
The Boeing Co	2,736	541,044
The Boston Beer Co Inc ‘A’	282	37,266
The Chemours Co	540	20,477
The Gap Inc	1,830	40,242
The Goodyear Tire & Rubber Co	1,652	57,754
The Kroger Co	3,069	71,569
The New York Times Co ‘A’	6,432	113,846
The PNC Financial Services Group Inc	3,658	456,774
The Procter & Gamble Co	2,015	175,607
The Timken Co	5,473	253,126
The TJX Cos Inc	3,923	283,123
The Travelers Cos Inc	2,145	271,407
Thor Industries Inc	2,102	219,701
Torchmark Corp	970	74,205
Tupperware Brands Corp	1,217	85,470
Tyson Foods Inc ‘A’	235	14,718
UGI Corp	2,779	134,531
United Continental Holdings Inc	2,646	199,112
United Rentals Inc	2,804	316,039
United Therapeutics Corp	3,099	402,033
UnitedHealth Group Inc	2,098	389,011
Unum Group	3,208	149,589
Urban Outfitters Inc	2,180	40,417
Validus Holdings Ltd	3,542	184,078
Varex Imaging Corp	423	14,297
Vectren Corp	2,013	117,640
Versum Materials Inc	1,864	60,580
Vertex Pharmaceuticals Inc	1,885	242,920
Vishay Intertechnology Inc	9,370	155,542
VWR Corp	515	17,000
Waddell & Reed Financial Inc ‘A’	776	14,651
Walgreens Boots Alliance Inc	928	72,672
Wal-Mart Stores Inc	8,113	613,992
Watsco Inc	146	22,513
WellCare Health Plans Inc	4,071	730,989
Wells Fargo & Co	835	46,267
WESCO International Inc	2,487	142,505
West Pharmaceutical Services Inc	727	68,716
Western Digital Corp	2,091	185,263
Whirlpool Corp	738	141,416
Woodward Inc	1,479	99,951
World Fuel Services Corp	2,427	93,318
Worthington Industries Inc	3,200	160,704
WW Grainger Inc	61	11,012
Xerox Corp	13,362	383,897

		51,122,890

Total Long Positions		51,515,939

Referenced Entity	Shares	Value
Short Positions:

Argentina

MercadoLibre Inc	35	($8,781)

Australia

Atlassian Corp PLC ‘A’	6,076	(213,754)

Ghana

Kosmos Energy Ltd	44,173	(283,149)

United States

Acadia Healthcare Co Inc	11,374	(561,648)
ACI Worldwide Inc	6,586	(147,329)
Acuity Brands Inc	1,913	(388,875)
Advance Auto Parts Inc	2,137	(249,153)
Agios Pharmaceuticals Inc	3,360	(172,872)
Air Lease Corp	961	(35,903)
Align Technology Inc	862	(129,403)
Alkermes PLC	4,288	(248,575)
Allegheny Technologies Inc	16,314	(277,501)
Allergan PLC	696	(169,191)
Alliance Data Systems Corp	376	(96,515)
Alliant Energy Corp	719	(28,882)
Allscripts Healthcare Solutions Inc	6,949	(88,669)
Alnylam Pharmaceuticals Inc	2,969	(236,807)
Altaba Inc	3,720	(202,666)
AMERCO	137	(50,150)
American Airlines Group Inc	2,111	(106,226)
Amphenol Corp ‘A’	2,105	(155,391)
AmTrust Financial Services Inc	7,532	(114,034)
Antero Resources Corp	6,310	(136,359)
AptarGroup Inc	1,280	(111,181)
Arconic Inc	2,984	(67,588)
Arista Networks Inc	2,228	(333,732)
Armstrong World Industries Inc	2,254	(103,684)
ARRIS International PLC	1,967	(55,115)
Arthur J Gallagher & Co	346	(19,809)
Artisan Partners Asset Management Inc ‘A’	4,388	(134,712)
athenahealth Inc	969	(136,193)
Autodesk Inc	375	(37,808)
AutoZone Inc	295	(168,286)
Avis Budget Group Inc	5,838	(159,202)
Axalta Coating Systems Ltd	6,657	(213,290)
Ball Corp	25,126	(1,060,568)
Bank of the Ozarks	6,286	(294,625)
Berry Global Group Inc	547	(31,184)
BioMarin Pharmaceutical Inc	1,203	(109,256)
Bio-Techne Corp	2,016	(236,880)
Black Hills Corp	3,273	(220,829)
Blue Buffalo Pet Products Inc	10,318	(235,354)
Brookdale Senior Living Inc	52,189	(767,700)
Brown-Forman Corp ‘B’	5,233	(254,324)
Cabot Oil & Gas Corp	5,986	(150,129)
CarMax Inc	4,658	(293,733)
Casey’s General Stores Inc	1,237	(132,495)
Catalent Inc	4,852	(170,305)
CF Industries Holdings Inc	9,990	(279,320)
CH Robinson Worldwide Inc	190	(13,049)
Charter Communications Inc ‘A’	656	(220,974)
Chemical Financial Corp	719	(34,807)
Cheniere Energy Inc	10,402	(506,681)
Chesapeake Energy Corp	7,990	(39,710)
Chevron Corp	649	(67,710)
Ciena Corp	1,063	(26,596)
Cimarex Energy Co	163	(15,324)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Cincinnati Financial Corp	683	($49,483)
Clean Harbors Inc	2,810	(156,882)
Cognex Corp	590	(50,091)
Compass Minerals International Inc	3,980	(259,894)
Concho Resources Inc	1,013	(123,110)
Conduent Inc	6,199	(98,812)
CONSOL Energy Inc	5,987	(89,446)
Copart Inc	9,581	(304,580)
Core Laboratories NV	2,051	(207,705)
CoStar Group Inc	717	(189,001)
Coty Inc ‘A’	12,305	(230,842)
Cousins Properties Inc	18,690	(164,285)
Covanta Holding Corp	23,525	(310,530)
CSX Corp	3,006	(164,007)
Cypress Semiconductor Corp	28,775	(392,779)
Dean Foods Co	922	(15,674)
DexCom Inc	8,118	(593,832)
Diebold Nixdorf Inc	11,462	(320,936)
DISH Network Corp ‘A’	1,714	(107,571)
Dollar General Corp	1,523	(109,793)
Dominion Energy Inc	5,849	(448,209)
Dunkin’ Brands Group Inc	1,030	(56,774)
Dycom Industries Inc	1,804	(161,494)
Empire State Realty Trust Inc ‘A’	2,785	(57,844)
Envision Healthcare Corp	7,347	(460,436)
EOG Resources Inc	392	(35,484)
EQT Corp	3,706	(217,135)
Fastenal Co	10,920	(475,348)
FireEye Inc	16,609	(252,623)
First Data Corp ‘A’	39,909	(726,344)
Fitbit Inc ‘A’	17,559	(93,238)
Flowserve Corp	443	(20,568)
FNB Corp	14,189	(200,916)
Garmin Ltd	575	(29,342)
GATX Corp	3,675	(236,192)
Genesee & Wyoming Inc ‘A’	2,120	(144,987)
Global Payments Inc	2,757	(249,012)
GoDaddy Inc ‘A’	4,722	(200,307)
Graco Inc	279	(30,489)
Granite Construction Inc	4,017	(193,780)
Guidewire Software Inc	5,116	(351,520)
Halyard Health Inc	3,277	(128,721)
Hanesbrands Inc	466	(10,793)
HEICO Corp	2,839	(203,954)
Helmerich & Payne Inc	3,998	(217,251)
Herc Holdings Inc	1,309	(51,470)
Hertz Global Holdings Inc	10,837	(124,626)
Hess Corp	6,395	(280,549)
Hexcel Corp	214	(11,297)
IHS Markit Ltd	6,573	(289,475)
Illumina Inc	2,282	(395,973)
Ionis Pharmaceuticals Inc	1,284	(65,317)
IPG Photonics Corp	1,131	(164,108)
j2 Global Inc	391	(33,270)
JC Penney Co Inc	37,695	(175,282)
Jones Lang LaSalle Inc	261	(32,625)
Juno Therapeutics Inc	1,453	(43,430)
KBR Inc	2,141	(32,586)
KLX Inc	7,065	(353,250)
Knowles Corp	17,864	(302,259)
L Brands Inc	884	(47,639)
Lamar Advertising Co	654	(48,115)
Lamb Weston Holdings Inc	253	(11,142)
Liberty Broadband Corp ‘C’	537	(46,585)
Liberty Expedia Holdings Inc ‘A’	833	(44,999)
Lions Gate Entertainment Corp ‘A’	786	(22,181)
LivaNova PLC	724	(44,316)
Live Nation Entertainment Inc	3,625	(126,331)
LogMeIn Inc	694	(72,523)
Macquarie Infrastructure Corp	11,813	(926,139)

Referenced Entity	Shares	Value
Markel Corp	151	($147,355)
Martin Marietta Materials Inc	49	(10,906)
Mattel Inc	972	(20,927)
MAXIMUS Inc	3,006	(188,266)
MDU Resources Group Inc	2,354	(61,675)
MEDNAX Inc	1,159	(69,969)
Mercury General Corp	2,725	(147,150)
Monolithic Power Systems Inc	109	(10,508)
Motorola Solutions Inc	1,013	(87,868)
National Fuel Gas Co	2,896	(161,713)
National Instruments Corp	6,045	(243,130)
National Oilwell Varco Inc	1,668	(54,944)
NetScout Systems Inc	10,822	(372,277)
Neurocrine Biosciences Inc	4,017	(184,782)
New Jersey Resources Corp	2,445	(97,067)
Newell Brands Inc	3,845	(206,169)
Newfield Exploration Co	6,283	(178,814)
Newmont Mining Corp	2,245	(72,716)
NiSource Inc	1,356	(34,388)
Noble Energy Inc	1,413	(39,988)
Norwegian Cruise Line Holdings Ltd	3,107	(168,679)
NRG Energy Inc	5,314	(91,507)
NuVasive Inc	4,332	(333,217)
Occidental Petroleum Corp	749	(44,843)
Olin Corp	3,183	(96,381)
OneMain Holdings Inc	1,744	(42,885)
ONEOK Inc	8,745	(456,139)
OPKO Health Inc	21,195	(139,463)
O’Reilly Automotive Inc	1,138	(248,926)
Owens-Illinois Inc	8,639	(206,645)
PacWest Bancorp	526	(24,564)
Palo Alto Networks Inc	2,508	(335,595)
Pandora Media Inc	71,868	(641,063)
Paramount Group Inc	1,508	(24,128)
Parsley Energy Inc ‘A’	3,159	(87,662)
Patheon NV	3,000	(104,640)
Patterson Cos Inc	2,032	(95,402)
PBF Energy Inc ‘A’	6,609	(147,116)
Penske Automotive Group Inc	551	(24,194)
Perrigo Co PLC	3,833	(289,468)
Platform Specialty Products Corp	23,532	(298,386)
PNM Resources Inc	680	(26,010)
Post Holdings Inc	2,944	(228,602)
Premier Inc ‘A’	8,215	(295,740)
Prestige Brands Holdings Inc	4,195	(221,538)
Primerica Inc	485	(36,739)
Range Resources Corp	8,613	(199,563)
Regeneron Pharmaceuticals Inc	395	(194,000)
ResMed Inc	130	(10,123)
Rice Energy Inc	9,145	(243,531)
Rollins Inc	2,632	(107,149)
Roper Technologies Inc	1,116	(258,387)
RR Donnelley & Sons Co	4,479	(56,167)
Sabre Corp	10,484	(228,237)
salesforce.com Inc	1,386	(120,028)
SBA Communications Corp	591	(79,726)
Schlumberger Ltd	2,519	(165,851)
Sealed Air Corp	2,512	(112,437)
Seattle Genetics Inc	154	(7,968)
Sempra Energy	2,596	(292,699)
Sensata Technologies Holding NV	9,524	(406,865)
ServiceMaster Global Holdings Inc	682	(26,728)
ServiceNow Inc	3,189	(338,034)
Signet Jewelers Ltd	4,000	(252,960)
Six Flags Entertainment Corp	2,430	(144,852)
SLM Corp	42,882	(493,143)
Snyder’s-Lance Inc	14,017	(485,269)
Sotheby’s	3,263	(175,125)
Splunk Inc	3,165	(180,057)
Sprint Corp	4,116	(33,792)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Sprouts Farmers Market Inc	10,370	($235,088)
Square Inc ‘A’	18,774	(440,438)
SS&C Technologies Holdings Inc	7,583	(291,263)
Stericycle Inc	3,393	(258,954)
STERIS PLC	973	(79,300)
Stifel Financial Corp	3,552	(163,321)
Superior Energy Services Inc	6,464	(67,420)
Symantec Corp	6,200	(175,150)
Targa Resources Corp	1,723	(77,880)
Tenet Healthcare Corp	3,278	(63,397)
Tesla Inc	410	(148,260)
The Charles Schwab Corp	2,960	(127,162)
The Howard Hughes Corp	1,326	(162,886)
The Madison Square Garden Co ‘A’	1,165	(229,389)
The Middleby Corp	2,312	(280,931)
The Ultimate Software Group Inc	1,810	(380,209)
The Wendy’s Co	7,124	(110,493)
T-Mobile US Inc	1,363	(82,625)
Tractor Supply Co	2,124	(115,142)
TransDigm Group Inc	2,043	(549,301)
Transocean Ltd	10,790	(88,802)
TreeHouse Foods Inc	5,495	(448,887)
TRI Pointe Group Inc	13,456	(177,485)
Trimble Inc	1,219	(43,482)
TripAdvisor Inc	6,409	(244,824)
Twitter Inc	15,099	(269,819)
Tyler Technologies Inc	1,814	(318,665)
UDR Inc	1,118	(43,568)

Referenced Entity	Shares	Value
United Natural Foods Inc	1,601	($58,757)
United States Steel Corp	4,684	(103,704)
Uniti Group Inc	4,116	(103,476)
Valley National Bancorp	3,721	(43,945)
Veeva Systems Inc ‘A’	900	(55,179)
VEREIT Inc	23,951	(194,961)
VeriFone Systems Inc	9,208	(166,665)
ViaSat Inc	4,759	(315,046)
Vista Outdoor Inc	2,130	(47,946)
Wabtec Corp/DE	2,316	(211,914)
Weatherford International PLC	135,553	(524,590)
WebMD Health Corp	502	(29,442)
Webster Financial Corp	3,336	(174,206)
Welbilt Inc	12,195	(229,876)
WGL Holdings Inc	1,803	(150,424)
Willis Towers Watson PLC	1,667	(242,482)
WisdomTree Investments Inc	27,638	(281,078)
Workday Inc ‘A’	4,242	(411,474)
Wynn Resorts Ltd	913	(122,452)
Zayo Group Holdings Inc	13,967	(431,580)
Zebra Technologies Corp ‘A’	1,523	(153,092)
Zillow Group Inc ‘C’	8,721	(427,416)

		(45,052,484)

Total Short Positions		(45,558,168)

Total Long and Short Positions		$5,957,771

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	18,485	$354,558
Ansell Ltd	1,678	29,885
Aristocrat Leisure Ltd	6,763	115,597
Aurizon Holdings Ltd	68,648	275,650
Australia & New Zealand Banking Group Ltd	1,644	35,307
Bendigo & Adelaide Bank Ltd	6,674	55,396
Caltex Australia Ltd	1,008	23,723
CIMIC Group Ltd	16,523	480,036
Coca-Cola Amatil Ltd	30,277	209,177
Cochlear Ltd	581	67,777
Fortescue Metals Group Ltd	6,244	24,557
Harvey Norman Holdings Ltd	8,398	23,917
Newcrest Mining Ltd	2,474	37,279
Orica Ltd	7,720	120,435
Origin Energy Ltd	1,727	8,916
South32 Ltd	19,599	40,321
Treasury Wine Estates Ltd	17,535	173,335
Woodside Petroleum Ltd	1,661	37,047

		2,112,913

Total Long Positions		2,112,913

Referenced Entity	Shares	Value
Short Positions:

Australia

ALS Ltd	14,864	($83,528)
Alumina Ltd	15,679	(22,882)
AMP Ltd	55,488	(214,705)
APA Group	62,034	(424,758)
Brambles Ltd	7,412	(55,362)
Computershare Ltd	7,093	(75,466)
Domino’s Pizza Enterprises Ltd	901	(36,009)
Healthscope Ltd	109,973	(179,954)
Iluka Resources Ltd	15,227	(100,213)
Insurance Australia Group Ltd	2,020	(10,266)
Platinum Asset Management Ltd	31,119	(106,599)
REA Group Ltd	3,960	(197,053)
SEEK Ltd	33,713	(426,219)
Sonic Healthcare Ltd	2,607	(47,334)
TPG Telecom Ltd	13,886	(58,891)
Vocus Group Ltd	33,104	(81,154)

		(2,120,393)

Total Short Positions		(2,120,393)

Total Long and Short Positions		($7,480)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

India

Vedanta Resources PLC	10,193	$88,968

Luxembourg

B&M European Value Retail SA	4,570	19,584

South Africa

Investec PLC	22,814	171,213
Mondi PLC	3,409	87,093

		258,306

Switzerland

Coca-Cola HBC AG	10,906	335,160
IWG PLC	2,021	9,483

		344,643

United Kingdom

Amec Foster Wheeler PLC	8,175	55,180
Ashmore Group PLC	3,777	16,834
Ashtead Group PLC	11,247	226,642
ASOS PLC	2,502	200,863
Barclays PLC	51,531	132,606
Barratt Developments PLC	57,171	428,735
BBA Aviation PLC	7,540	29,826
Bellway PLC	7,694	306,858
Berendsen PLC	940	15,012
Berkeley Group Holdings PLC	1,587	64,060
Britvic PLC	9,283	86,089
BT Group PLC	23,585	92,558
Burberry Group PLC	2,055	43,155
Close Brothers Group PLC	3,404	65,103
Daily Mail & General Trust PLC ‘A’	6,390	61,721
DCC PLC	1,207	121,803
Dixons Carphone PLC	37,921	137,264
GKN PLC	35,208	158,967
Hays PLC	14,105	29,851
Howden Joinery Group PLC	17,681	91,453
Inchcape PLC	19,376	202,708
Indivior PLC	42,442	166,850
Intermediate Capital Group PLC	10,841	121,434
JD Sports Fashion PLC	10,025	44,143
John Wood Group PLC	8,929	83,587
Jupiter Fund Management PLC	1,788	11,117
Lloyds Banking Group PLC	26,769	21,786
Moneysupermarket.com Group PLC	9,787	44,298
Paysafe Group PLC	11,330	73,472
Persimmon PLC	20,370	627,187
Playtech PLC	2,431	31,681
Royal Mail PLC	90,710	543,960
Severn Trent PLC	3,994	112,371
Smiths Group PLC	11,454	257,840
Stagecoach Group PLC	40,517	110,044
Standard Life PLC	14,749	75,580
Tate & Lyle PLC	20,567	170,256
Taylor Wimpey PLC	168,632	396,044
The Weir Group PLC	949	20,772

Referenced Entity	Shares	Value
Thomas Cook Group PLC	10,683	$13,561
WH Smith PLC	2,676	57,904
William Hill PLC	53,928	176,675
Wm Morrison Supermarkets PLC	89,704	296,368
WPP PLC	14,575	319,477

		6,343,695

Total Long Positions		7,055,196

Short Positions:

Chile

Glencore PLC	60,878	(222,983)

China

Antofagasta PLC	32,902	(338,175)

Jordan

Hikma Pharmaceuticals PLC	11,413	(210,419)

Netherlands

Royal Dutch Shell PLC ‘A’	14,650	(367,489)

South Africa

Mediclinic International PLC	17,311	(161,200)

United Kingdom

AA PLC	28,479	(81,819)
Admiral Group PLC	5,224	(151,610)
Aggreko PLC	17,411	(202,267)
Anglo American PLC	752	(9,747)
Associated British Foods PLC	5,472	(230,113)
Balfour Beatty PLC	45,297	(168,741)
Booker Group PLC	365	(983)
BP PLC	23,274	(129,211)
British American Tobacco PLC	188	(14,037)
BTG PLC	27,108	(266,500)
Bunzl PLC	713	(23,514)
Capita PLC	38,938	(395,754)
Centrica PLC	29,296	(76,227)
Cobham PLC	150,030	(249,565)
ConvaTec Group PLC ~	23,612	(96,059)
Croda International PLC	1,147	(60,940)
easyJet PLC	13,585	(241,920)
Essentra PLC	17,736	(135,850)
Experian PLC	3,744	(75,306)
Halma PLC	13,357	(202,848)
Hargreaves Lansdown PLC	21,943	(412,500)
Inmarsat PLC	26,351	(261,084)
International Consolidated Airlines Group SA	6,959	(55,215)
J Sainsbury PLC	2,782	(9,070)
Just Eat PLC	25,331	(209,742)
Meggitt PLC	8,639	(53,099)
Merlin Entertainments PLC ~	19,462	(124,191)
Old Mutual PLC	79,383	(222,122)
Pennon Group PLC	15,117	(156,985)
Petrofac Ltd	14,587	(82,254)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Provident Financial PLC	6,108	($217,438)
Rio Tinto PLC	1,820	(75,641)
Rolls-Royce Holdings PLC	4,847	(60,878)
Rotork PLC	32,628	(100,828)
Royal Bank of Scotland Group PLC	31,361	(101,002)
Schroders PLC	1,382	(61,207)
Serco Group PLC	12,682	(18,194)
Smith & Nephew PLC	3,019	(52,061)
St James’s Place PLC	14,812	(232,854)

Referenced Entity	Shares	Value
Tesco PLC	58,964	($134,917)
United Utilities Group PLC	4,980	(53,859)
Whitbread PLC	590	(29,140)
Worldpay Group PLC ~	75,242	(317,927)

		(5,855,219)

Total Short Positions		(7,155,485)

Total Long and Short Positions		($100,289)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

Cheung Kong Property Holdings Ltd	13,500	$106,192
CLP Holdings Ltd	6,500	69,121
Henderson Land Development Co Ltd	2,981	16,711
Kerry Properties Ltd	58,000	197,807
Li & Fung Ltd	34,000	12,467
Melco International Development Ltd	10,000	26,780
New World Development Co Ltd	97,000	123,520
Orient Overseas International Ltd	1,500	10,761
Sino Land Co Ltd	44,000	72,507
SJM Holdings Ltd	60,000	63,402
Sun Hung Kai Properties Ltd	3,000	44,353
The Wharf Holdings Ltd	1,000	8,310
VTech Holdings Ltd	9,900	157,547
WH Group Ltd ~	61,500	62,388
Wheelock & Co Ltd	30,000	227,147
Xinyi Glass Holdings Ltd	114,000	113,497
Yue Yuen Industrial Holdings Ltd	66,000	275,300

		1,587,810

Total Long Positions		1,587,810

Short Positions:

China

Guotai Junan International Holdings Ltd	69,000	(21,498)

Referenced Entity	Shares	Value
Hong Kong

AIA Group Ltd	12,000	($88,222)
Cathay Pacific Airways Ltd	110,639	(172,757)
Haitong International Securities Group Ltd	124,741	(74,103)
Hang Lung Properties Ltd	63,871	(160,396)
Hong Kong & China Gas Co Ltd	154,270	(291,621)
Hysan Development Co Ltd	5,000	(24,002)
MTR Corp Ltd	11,603	(65,629)
Techtronic Industries Co Ltd	3,500	(16,128)
Value Partners Group Ltd	185,276	(169,690)

		(1,062,548)

Macao

MGM China Holdings Ltd	190,597	(425,408)

United States

Samsonite International SA	24,392	(102,312)

Total Short Positions		(1,611,766)

Total Long and Short Positions		($23,956)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	07/17/17- 06/04/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	362,906	$319,311

Singapore

Genting Singapore PLC	291,500	233,345
SATS Ltd	35,500	134,256
Singapore Airlines Ltd	5,100	38,462

		406,063

Total Long Positions		725,374

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	36,800	($95,288)
Global Logistic Properties Ltd	20,000	(41,093)
Golden Agri-Resources Ltd	101,400	(27,307)
Keppel Corp Ltd	61,686	(287,530)
Singapore Post Ltd	242,300	(240,602)
Singapore Telecommunications Ltd	25,000	(72,119)

		(763,939)

Total Short Positions		(763,939)

Total Long and Short Positions		($38,565)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate, plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	28,515	$376,331
Alimentation Couche-Tard Inc ‘B’	415	19,347
Atco Ltd ‘I’	378	14,248
Bank of Montreal	216	15,419
CAE Inc	6,559	113,188
Canadian Tire Corp Ltd ‘A’	1,815	200,717
Constellation Software Inc	87	45,591
Dollarama Inc	4,140	390,580
Empire Co Ltd ‘A’	10,789	176,577
Encana Corp	9,164	76,867
Finning International Inc	2,028	40,591
George Weston Ltd	2,112	189,948
Husky Energy Inc	1,204	13,270
Industrial Alliance Insurance & Financial Services Inc	4,526	194,214
Linamar Corp	3,761	179,483
Lundin Mining Corp	1,679	9,526
Magna International Inc	3,474	161,136
National Bank of Canada	2,810	113,367
Open Text Corp	2,901	90,838
Quebecor Inc ‘B’	624	20,178
Royal Bank of Canada	884	62,431
Saputo Inc	5,623	179,453
Seven Generations Energy Ltd ‘A’	526	8,517
The Bank of Nova Scotia	1,038	59,400
The Toronto-Dominion Bank	196	9,608
West Fraser Timber Co Ltd	1,817	84,093
WestJet Airlines Ltd	1,585	28,227
Whitecap Resources Inc	1,438	9,732

		2,882,877

Total Long Positions		2,882,877

Referenced Entity	Shares	Value
Short Positions:

Canada

Agnico Eagle Mines Ltd	1,213	($52,166)
AltaGas Ltd	3,832	(86,026)
Barrick Gold Corp	3,806	(58,651)
BlackBerry Ltd	12,647	(124,964)
Bombardier Inc ‘B’	45,598	(83,167)
Cameco Corp	17,220	(153,239)
Canadian Utilities Ltd ‘A’	6,491	(208,278)
Cenovus Energy Inc	1,174	(8,032)
Eldorado Gold Corp	10,205	(26,291)
Element Fleet Management Corp	5,030	(33,496)
Enbridge Inc	6,839	(260,795)
Fairfax Financial Holdings Ltd	314	(132,371)
Franco-Nevada Corp	1,643	(115,662)
Gildan Activewear Inc	7,071	(203,798)
Goldcorp Inc	5,807	(72,162)
Inter Pipeline Ltd	874	(16,182)
Keyera Corp	1,086	(33,349)
Kinross Gold Corp	11,611	(45,437)
Methanex Corp	4,540	(195,963)
Onex Corp	134	(10,395)
PrairieSky Royalty Ltd	1,988	(44,367)
Stantec Inc	1,424	(34,717)
TransCanada Corp	5,510	(254,013)
Wheaton Precious Metals Corp	3,547	(67,571)
WSP Global Inc	4,835	(201,533)
Yamana Gold Inc	16,342	(37,571)

		(2,560,196)

United States

Valeant Pharmaceuticals International Inc	13,605	(233,207)

Zambia

First Quantum Minerals Ltd	5,344	(43,514)

Total Short Positions		(2,836,917)

Total Long and Short Positions		$45,960

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

ABB Ltd	1,503	$36,611
Adecco Group AG	3,729	278,956
dormakaba Holding AG	13	10,895
Flughafen Zurich AG	1,587	385,008
Georg Fischer AG	186	177,999
Lonza Group AG	1,272	272,717

Referenced Entity	Shares	Value
Sika AG	35	$219,707
Straumann Holding AG	134	75,087
Swiss Life Holding AG	1,600	544,473
Swiss Re AG	2,267	197,518
Temenos Group AG	3,178	276,219
Zurich Insurance Group AG	625	172,426

		2,647,616

Total Long Positions		2,647,616

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	3,686	($237,389)

Switzerland

Aryzta AG	7,489	(238,896)
Barry Callebaut AG	71	(98,990)
Chocoladefabriken Lindt & Spruengli AG	51	(287,058)
Credit Suisse Group AG	51,657	(736,692)

Referenced Entity	Shares	Value
DKSH Holding AG	116	($9,190)
Dufry AG	362	(58,571)
GAM Holding AG	3,913	(51,277)
OC Oerlikon Corp AG	6,041	(77,196)
The Swatch Group AG	495	(180,013)
Vifor Pharma AG	1,923	(205,148)

		(1,943,031)

Total Short Positions		(2,180,420)

Total Long and Short Positions		$467,196

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	5,162	$205,925
bpost SA	8,557	200,061
Galapagos NV	2,542	187,134
Proximus SADP	2,273	78,181
Solvay SA	271	34,704
UCB SA	397	25,798
Umicore SA	2,176	143,507

		875,310

Finland

Cargotec OYJ ‘B’	4,029	250,159
Kesko OYJ ‘B’	6,608	329,739
Neste OYJ	10,131	380,028
Nokian Renkaat OYJ	302	12,258
Orion OYJ ‘B’	2,324	143,566
UPM-Kymmene OYJ	7,703	210,413

		1,326,163

France

Air France-KLM	8,527	118,971
Arkema SA	1,953	201,996
Atos SE	6,548	897,952
BioMerieux	223	47,858
Capgemini SA	1,914	187,739
Cie de Saint-Gobain	637	33,557
Cie Generale des Etablissements Michelin	3,369	439,489
CNP Assurances	10,466	230,455
Eiffage SA	1,823	162,576
Elior Group ~	2,232	63,297
Faurecia	2,654	130,887
Imerys SA	216	18,467
Ipsen SA	2,175	293,285
Lagardere SCA	6,153	189,424
Peugeot SA	23,031	444,413
Publicis Groupe SA	532	39,007
Sanofi	1,725	162,305
Schneider Electric SE	306	22,708
SCOR SE	3,102	117,627
SEB SA	454	77,479
Societe BIC SA	256	29,558
Sodexo SA	759	94,675
Teleperformance	5,005	629,512
Thales SA	3,546	373,208
Ubisoft Entertainment SA	1,227	66,836
Valeo SA	3,218	209,444

		5,282,725

Referenced Entity	Shares	Value
Germany

Aurubis AG	1,581	$123,048
Covestro AG ~	8,496	603,184
Deutsche Lufthansa AG	6,030	132,209
Deutsche Post AG	453	16,647
Evonik Industries AG	4,740	148,915
Freenet AG	2,664	81,982
Hannover Rueck SE	287	32,762
HOCHTIEF AG	2,330	424,087
Infineon Technologies AG	10,619	220,300
KION Group AG	2,233	165,959
MTU Aero Engines AG	254	34,851
OSRAM Licht AG	2,342	185,634
Rheinmetall AG	3,885	364,901
Salzgitter AG	4,626	185,008
Siemens AG	851	114,683
Software AG	8,770	373,772
STADA Arzneimittel AG	3,821	264,095
Suedzucker AG	9,895	198,019
Talanx AG	4,258	155,960
Uniper SE	7,538	135,884

		3,961,900

Italy

A2A SPA	361,351	586,941
Assicurazioni Generali SPA	604	9,783
Autogrill SPA	25,442	304,128
Davide Campari-Milano SPA	1,873	13,033
DiaSorin SPA	388	29,106
Enel SPA	95,019	489,927
Hera SPA	36,788	110,262
Leonardo SPA	16,704	270,018
Moncler SPA	10,040	229,368
Prysmian SPA	11,427	325,953
Recordati SPA	3,690	146,371
Unipol Gruppo Finanziario SPA	23,599	98,059

		2,612,949

Netherlands

ASM International NV	3,855	220,931
ASR Nederland NV	286	9,461
Gemalto NV	1,492	86,910
Koninklijke DSM NV	640	44,103
Koninklijke Philips NV	6,862	228,174
NN Group NV	12,132	417,909
Philips Lighting NV ~	1,058	38,065
Randstad Holding NV	1,558	87,304
Wolters Kluwer NV	5,124	211,247

		1,344,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Portugal

Galp Energia SGPS SA	4,724	$69,643

Spain

ACS Actividades de Construccion y Servicios SA	1,797	67,106
Almirall SA	4,497	71,282
Amadeus IT Group SA	1,351	78,681
Ebro Foods SA	5,396	120,711
Endesa SA	10,273	230,306
Mapfre SA	28,476	94,214
Prosegur Cia de Seguridad SA	12,316	77,376
Repsol SA	24,625	365,914
Tecnicas Reunidas SA	2,951	107,681

		1,213,271

Switzerland

STMicroelectronics NV	29,035	411,166

United Kingdom

Dialog Semiconductor PLC	7,401	306,539
Fiat Chrysler Automobiles NV	32,521	328,355

		634,894

Total Long Positions		17,732,125

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	6,233	(658,910)
Telenet Group Holding NV	2,985	(183,375)

		(842,285)

Finland

Amer Sports OYJ	3,924	(94,797)
Huhtamaki OYJ	313	(12,081)
Nokia OYJ	84,393	(498,366)
Wartsila OYJ Abp	1,187	(68,139)

		(673,383)

France

Accor SA	10,116	(460,245)
Aeroports de Paris	940	(145,605)
Air Liquide SA	1,568	(188,898)
Bollore SA	129,032	(566,699)
Bureau Veritas SA	3,427	(72,179)
Casino Guichard Perrachon SA	1,486	(83,188)
Cie Plastic Omnium SA	292	(10,158)
Credit Agricole SA	7,814	(123,489)
Edenred	27,445	(700,023)
Electricite de France SA	15,812	(167,291)
Essilor International SA	2,157	(256,453)
Groupe Eurotunnel SE	20,743	(209,956)
Iliad SA	292	(64,472)
Ingenico Group SA	3,931	(343,990)
JCDecaux SA	3,865	(120,808)
Natixis SA	15,529	(101,046)
Orpea	2,146	(232,663)
Pernod Ricard SA	1,120	(145,996)
Remy Cointreau SA	1,909	(219,617)
SFR Group SA	4,011	(129,380)
Veolia Environnement SA	3,413	(69,069)
Vivendi SA	9,314	(201,165)
Zodiac Aerospace	8,181	(212,864)

		(4,825,254)

Referenced Entity	Shares	Value
Germany

Axel Springer SE	1,789	($103,149)
Bayerische Motoren Werke AG	2,217	(194,430)
Bilfinger SE	2,748	(102,985)
Commerzbank AG	18,985	(216,697)
Deutsche Bank AG	7,601	(132,339)
Duerr AG	780	(90,014)
E.ON SE	34,083	(310,077)
Fielmann AG	475	(34,507)
GEA Group AG	4,638	(181,991)
HUGO BOSS AG	247	(15,930)
Krones AG	349	(37,940)
MAN SE	428	(42,747)
ProSiebenSat.1 Media SE	3,683	(144,039)
Sartorius AG Preferred	1,191	(109,868)
Schaeffler AG Preferred	2,713	(37,759)
Symrise AG	1,188	(81,784)
Telefonica Deutschland Holding AG	32,755	(156,392)
thyssenkrupp AG	7,126	(196,720)
United Internet AG	6,357	(335,178)
Volkswagen AG Preferred	2,506	(370,869)
Zalando SE ~	7,677	(345,740)

		(3,241,155)

Italy

Azimut Holding SPA	14,306	(274,475)
Banca Generali SPA	2,518	(70,560)
Banco BPM SPA	112,977	(366,226)
BPER Banca	5,363	(26,354)
FinecoBank Banca Fineco SPA	11,937	(89,233)
Luxottica Group SPA	986	(55,201)
Mediaset SPA	19,012	(71,603)
Saipem SpA	28,471	(102,892)
Salvatore Ferragamo SPA	9,759	(255,877)
Snam SPA	16,766	(70,202)
UniCredit SPA	19,000	(336,502)
Yoox Net-A-Porter Group SPA	8,214	(217,111)

		(1,936,236)

Luxembourg

Eurofins Scientific SE	592	(327,501)
SES SA	4,126	(93,689)
Tenaris SA	33,388	(502,688)

		(923,878)

Netherlands

Altice NV ‘A’	29,927	(670,796)
Koninklijke KPN NV	48,032	(145,226)
Koninklijke Vopak NV	781	(35,554)
OCI NV	6,593	(142,538)
SBM Offshore NV	18,801	(295,967)

		(1,290,081)

Portugal

Banco Comercial Portugues SA	272,312	(71,474)

Spain

Atresmedia Corp de Medios de Comunicacion SA	3,819	(43,174)
Bankia SA	43,901	(207,102)
Cellnex Telecom SAU ~	25,192	(502,753)
Distribuidora Internacional de Alimentacion SA	3,742	(22,657)
Enagas SA	1,507	(41,430)
Ferrovial SA	10,267	(217,057)
Grifols SA	3,957	(107,973)
Industria de Diseno Textil SA	354	(12,939)
Zardoya Otis SA	10,284	(104,716)

		(1,259,801)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
United States

QIAGEN NV	5,600	($182,240)

Total Short Positions		(15,245,787)

Total Long and Short Positions		$2,486,338

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/07/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	8,600	$174,502
Amada Holdings Co Ltd	14,300	168,505
Aozora Bank Ltd	43,000	160,090
Asahi Group Holdings Ltd	1,000	38,104
Asahi Kasei Corp	6,000	64,398
Astellas Pharma Inc	22,100	269,493
Bandai Namco Holdings Inc	12,800	433,600
Brother Industries Ltd	2,000	46,240
Chiyoda Corp	10,000	65,957
Chubu Electric Power Co Inc	17,700	240,752
Citizen Watch Co Ltd	28,600	214,230
Cosmos Pharmaceutical Corp	300	59,349
CyberAgent Inc	1,600	50,902
Daiichi Sankyo Co Ltd	3,400	82,698
DeNA Co Ltd	3,000	68,230
Fujitsu Ltd	41,000	307,781
GungHo Online Entertainment Inc	13,700	35,865
Hakuhodo DY Holdings Inc	17,900	238,517
Haseko Corp	16,800	203,554
Hitachi Capital Corp	400	9,946
Hitachi Chemical Co Ltd	14,100	426,414
Hitachi High-Technologies Corp	8,500	318,137
Idemitsu Kosan Co Ltd	6,600	189,094
Inpex Corp	6,200	60,393
Isuzu Motors Ltd	1,400	17,553
Ito En Ltd	700	26,047
Itochu Techno-Solutions Corp	12,700	443,982
Japan Airlines Co Ltd	2,000	55,751
Japan Petroleum Exploration Co Ltd	100	2,154
Japan Tobacco Inc	300	10,805
JXTG Holdings Inc	39,500	176,135
Kajima Corp	16,000	135,870
Kamigumi Co Ltd	15,000	155,953
Kaneka Corp	21,000	166,838
Kao Corp	2,200	133,981
KDDI Corp	1,000	27,079
Kewpie Corp	3,500	86,887
Kobayashi Pharmaceutical Co Ltd	1,400	87,566
Konami Holdings Corp	2,707	147,678
Kuraray Co Ltd	1,000	19,348
Kyushu Financial Group Inc	6,400	41,845
Lion Corp	5,000	107,115
Marubeni Corp	2,900	19,213
Matsumotokiyoshi Holdings Co Ltd	2,400	143,748
Mebuki Financial Group Inc	5,600	21,411
Medipal Holdings Corp	10,500	189,714
Miraca Holdings Inc	1,900	92,139
Mitsubishi Corp	8,900	186,489
Mitsubishi Electric Corp	1,500	20,482
Mitsubishi Gas Chemical Co Inc	11,000	239,474

Referenced Entity	Shares	Value
Mitsubishi Tanabe Pharma Corp	15,900	$345,622
Mitsui Chemicals Inc	34,000	184,651
Mixi Inc	5,000	272,643
Mizuho Financial Group Inc	59,700	109,203
MS&AD Insurance Group Holdings Inc	6,300	214,430
Nexon Co Ltd	1,300	26,055
NH Foods Ltd	3,000	92,599
NHK Spring Co Ltd	17,700	190,194
Nippon Express Co Ltd	61,000	370,917
Nippon Shinyaku Co Ltd	500	32,484
Nippon Shokubai Co Ltd	2,400	158,050
Nippon Telegraph & Telephone Corp	3,600	172,437
Nitori Holdings Co Ltd	500	68,664
Nomura Research Institute Ltd	500	20,197
Obayashi Corp	8,300	100,178
Oracle Corp Japan	2,500	161,700
ORIX Corp	12,700	195,363
Osaka Gas Co Ltd	11,000	46,295
Otsuka Corp	1,400	82,070
Persol Holdings Co Ltd	1,500	28,847
Pola Orbis Holdings Inc	2,300	61,889
Rakuten Inc	8,400	101,509
Resona Holdings Inc	41,000	223,995
Sankyo Co Ltd	3,415	117,244
Sega Sammy Holdings Inc	10,400	139,863
Seiko Epson Corp	5,200	121,001
Sekisui Chemical Co Ltd	4,600	77,515
Seven & i Holdings Co Ltd	4,700	197,353
Shimamura Co Ltd	1,600	182,787
Shin-Etsu Chemical Co Ltd	500	43,492
Shinsei Bank Ltd	20,000	35,348
Shionogi & Co Ltd	2,700	143,967
Sojitz Corp	104,800	256,248
Sompo Holdings Inc	3,500	136,252
Square Enix Holdings Co Ltd	8,500	282,689
Start Today Co Ltd	6,600	165,089
Subaru Corp	900	30,859
Sumitomo Dainippon Pharma Co Ltd	8,900	122,964
Sumitomo Electric Industries Ltd	900	15,057
Sumitomo Heavy Industries Ltd	26,000	164,649
Sumitomo Mitsui Trust Holdings Inc	800	28,669
Sumitomo Rubber Industries Ltd	500	9,209
Suntory Beverage & Food Ltd	300	14,287
Suzuken Co Ltd	7,900	263,112
Taisei Corp	17,000	156,967
Takeda Pharmaceutical Co Ltd	2,000	103,896
Teijin Ltd	1,000	19,421
The Gunma Bank Ltd	20,900	124,028
The Hachijuni Bank Ltd	2,100	12,353
THK Co Ltd	900	25,595
Tokyo Broadcasting System Holdings Inc	4,200	78,790
Tokyo Century Corp	300	11,889
Tokyo Gas Co Ltd	10,000	53,340
Toppan Printing Co Ltd	28,000	322,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Tosoh Corp	24,000	$250,063
Toyo Suisan Kaisha Ltd	5,800	231,792
Toyoda Gosei Co Ltd	6,600	162,045
Toyota Boshoku Corp	11,600	219,939
Toyota Tsusho Corp	2,800	87,454
Tsuruha Holdings Inc	200	21,756
USS Co Ltd	700	14,279
West Japan Railway Co	700	50,660
Yamaguchi Financial Group Inc	1,000	11,250
Yokogawa Electric Corp	800	12,846

		14,460,041

Total Long Positions		14,460,041

Short Positions:

Japan

Aeon Co Ltd	22,900	(336,063)
AEON Financial Service Co Ltd	8,700	(189,434)
Air Water Inc	600	(11,853)
Alps Electric Co Ltd	9,900	(289,581)
Asahi Intecc Co Ltd	300	(13,624)
Asics Corp	17,700	(343,132)
Benesse Holdings Inc	300	(11,320)
Calbee Inc	14,700	(598,805)
Casio Computer Co Ltd	9,700	(153,088)
Chugai Pharmaceutical Co Ltd	5,900	(207,234)
Don Quijote Holdings Co Ltd	10,200	(415,863)
Eisai Co Ltd	600	(33,602)
Electric Power Development Co Ltd	12,700	(320,541)
FamilyMart UNY Holdings Co Ltd	2,700	(156,569)
Hamamatsu Photonics KK	12,204	(379,296)
Hokuriku Electric Power Co	15,000	(139,147)
Honda Motor Co Ltd	1,600	(43,188)
IHI Corp	13,000	(44,282)
Isetan Mitsukoshi Holdings Ltd	16,900	(186,068)
Izumi Co Ltd	200	(12,137)
J Front Retailing Co Ltd	5,700	(84,020)
Japan Post Insurance Co Ltd	600	(13,400)
JGC Corp	2,500	(44,437)
Kakaku.com Inc	11,500	(168,238)
Kansai Paint Co Ltd	6,600	(152,439)
Kawasaki Heavy Industries Ltd	38,000	(113,784)
Keihan Holdings Co Ltd	15,000	(97,757)
Keikyu Corp	23,000	(279,427)
Keio Corp	25,000	(199,276)
Keisei Electric Railway Co Ltd	800	(22,786)
Kikkoman Corp	3,000	(92,714)
Kintetsu Group Holdings Co Ltd	75,000	(278,625)
Kobe Steel Ltd	31,400	(334,907)
Kyushu Electric Power Co Inc	14,900	(185,395)
LIXIL Group Corp	1,400	(35,400)

Referenced Entity	Shares	Value
Marui Group Co Ltd	21,553	($294,029)
MINEBEA MITSUMI Inc	2,700	(43,816)
MISUMI Group Inc	1,500	(37,043)
Mitsubishi Heavy Industries Ltd	28,000	(113,807)
Mitsubishi Logistics Corp	20,000	(267,367)
Mitsubishi Motors Corp	19,000	(125,255)
MonotaRO Co Ltd	6,600	(212,220)
Murata Manufacturing Co Ltd	700	(107,965)
Nagoya Railroad Co Ltd	27,000	(127,055)
Nankai Electric Railway Co Ltd	15,000	(80,130)
NGK Spark Plug Co Ltd	22,900	(457,501)
Nidec Corp	500	(52,601)
Nippon Paint Holdings Co Ltd	4,500	(169,446)
Nippon Yusen KK	63,000	(125,805)
Nissan Motor Co Ltd	3,900	(39,825)
Obic Co Ltd	300	(18,717)
Odakyu Electric Railway Co Ltd	19,600	(387,039)
Ono Pharmaceutical Co Ltd	4,800	(106,634)
Orient Corp	36,100	(64,665)
Oriental Land Co Ltd	2,700	(171,221)
Pigeon Corp	8,600	(312,706)
Ricoh Co Ltd	37,600	(301,016)
Rinnai Corp	200	(18,648)
Santen Pharmaceutical Co Ltd	6,600	(89,760)
Seibu Holdings Inc	11,000	(191,252)
Seven Bank Ltd	95,600	(350,947)
Shikoku Electric Power Co Inc	31,600	(382,364)
Shimano Inc	3,100	(468,186)
Sohgo Security Services Co Ltd	1,200	(56,061)
Sony Corp	6,100	(237,877)
Sony Financial Holdings Inc	25,800	(464,737)
Sosei Group Corp	900	(100,490)
Sumco Corp	1,400	(20,882)
Sysmex Corp	1,200	(72,892)
T&D Holdings Inc	6,400	(99,386)
The Bank of Kyoto Ltd	28,000	(270,476)
The Chugoku Electric Power Co Inc	39,000	(426,003)
The Iyo Bank Ltd	3,500	(28,742)
The Kansai Electric Power Co Inc	3,500	(50,489)
The Yokohama Rubber Co Ltd	4,200	(89,134)
Tobu Railway Co Ltd	10,000	(58,461)
Tokyu Corp	3,000	(22,929)
Toyota Industries Corp	4,200	(224,706)
Unicharm Corp	1,800	(43,489)
Yakult Honsha Co Ltd	9,800	(657,406)
Yamaha Motor Co Ltd	2,300	(60,280)
Yaskawa Electric Corp	13,200	(275,125)

		(14,364,017)

Total Short Positions		(14,364,017)

Total Long and Short Positions		$96,024

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Denmark

GN Store Nord AS	2,819	$80,981
H Lundbeck AS	5,261	285,264
ISS AS	5,342	205,733
TDC AS	50,205	286,830
Vestas Wind Systems AS	6,524	584,522

		1,443,330

Total Long Positions		1,443,330

Referenced Entity	Shares	Value
Short Positions:

Denmark

Chr Hansen Holding AS	2,109	($145,841)
Coloplast AS ‘B’	816	(64,149)
DONG Energy AS ~	214	(9,054)
DSV AS	1,116	(64,271)
Nets AS ~	2,901	(55,050)
Novozymes AS ‘B’	8,830	(369,141)
Pandora AS	2,147	(196,485)
Tryg AS	4,182	(90,219)

		(994,210)

Total Short Positions		(994,210)

Total Long and Short Positions		$449,120

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Norway

Leroy Seafood Group ASA	17,300	$93,489
Marine Harvest ASA	7,815	131,690
Salmar ASA	3,118	76,875
Yara International ASA	1,744	67,796

		369,850

Total Long Positions		369,850

Referenced Entity	Shares	Value
Short Positions:

Norway

Schibsted ASA ‘A’	16,213	($397,589)
Statoil ASA	777	(12,890)

		(410,479)

Total Short Positions		(410,479)

Total Long and Short Positions		($40,629)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC	1,108	$12,102

Sweden

BillerudKorsnas AB	3,713	55,057
Boliden AB	9,801	261,976
Electrolux AB ‘B’	293	9,130
Holmen AB ‘B’	803	33,721
Husqvarna AB ‘B’	7,674	77,615
NCC AB ‘B’	17,295	490,076
Saab AB ‘B’	5,220	256,780
Skanska AB ‘B’	1,568	38,048
Swedish Match AB	5,831	201,699

		1,424,102

Total Long Positions		1,436,204

Referenced Entity	Shares	Value
Short Positions:

Luxembourg

Millicom International Cellular SA	1,695	($95,189)

Sweden

Assa Abloy AB ‘B’	8,220	(184,505)
Elekta AB ‘B’	5,920	(51,866)
Getinge AB ‘B’	2,705	(52,273)
Hennes & Mauritz AB ‘B’	18,958	(457,591)
Hexagon AB ‘B’	5,891	(283,440)
Hexpol AB	4,536	(47,678)
Modern Times Group MTG AB ‘B’	347	(12,144)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Svenska Handelsbanken AB ‘A’	5,709	($79,189)
Telefonaktiebolaget LM Ericsson ‘B’	22,934	(155,053)

		(1,323,739)

Total Short Positions		(1,418,928)

Total Long and Short Positions		$17,276

Total Basket Swaps		$9,308,766

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- Party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	09/15/17	15	$7,915	$—	$7,915
Positive return on MSCI Canada Index	Negative return on MSCI Canada Index	JPM	09/20/17	139	(3,384)	—	(3,384)
Positive return on MSCI Hong Kong Index	Negative return on MSCI Hong Kong Index	JPM	09/20/17	23	(1,800)	—	(1,800)

					$2,731	$—	$2,731

Total Swap Agreements							$9,236,360

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$57,907,225	$10,141,542	$47,765,683	$—
	Derivatives:
	Equity Contracts
	Futures	11,618	11,618	—	—
	Swaps	9,245,062	—	9,245,062	—

	Total Equity Contracts	9,256,680	11,618	9,245,062	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	199,301	—	199,301	—

	Total Assets - Derivatives	9,455,981	11,618	9,444,363	—

	Total Assets	67,363,206	10,153,160	57,210,046	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(327,496)	(327,496)	—	—
	Swaps	(8,702)	—	(8,702)	—

	Total Equity Contracts	(336,198)	(327,496)	(8,702)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(57,634)	—	(57,634)	—

	Total Liabilities - Derivatives	(393,832)	(327,496)	(66,336)	—

	Total Liabilities	(393,832)	(327,496)	(66,336)	—

	Total	$66,969,374	$9,825,664	$57,143,710	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.3%

Cyprus - 0.3%

Bank of Cyprus Holdings PLC *	78,990	$292,985

Iceland - 2.5%

Eik fasteignafelag HF *	1,146,700	127,768
Hagar HF *	643,350	275,997
Marel HF	118,200	387,560
N1 HF	154,000	179,905
Reginn HF *	655,700	177,338
Reitir fasteignafelag HF	370,800	357,459
Siminn HF	7,356,800	300,440
Sjova-Almennar Tryggingar HF	726,600	130,533
Vatryggingafelag Islands HF	2,359,500	241,474

		2,178,474

Japan - 1.1%

Mitsubishi UFJ Financial Group Inc	46,900	316,343
Mizuho Financial Group Inc	96,800	177,480
Resona Holdings Inc	13,100	72,362
Sumitomo Mitsui Financial Group Inc	5,800	226,458
Sumitomo Mitsui Trust Holding Inc	3,000	107,758

		900,401

Singapore - 0.7%

Yoma Strategic Holdings Ltd	1,447,467	615,096

South Korea - 1.7%

Amorepacific Corp	100	26,559
AMOREPACIFIC Group	174	19,773
Coway Co Ltd	157	14,268
Hana Financial Group Inc	800	31,594
Hankook Tire Co Ltd	265	14,730
Hyundai Heavy Industries Co Ltd *	132	20,409
Hyundai Mobis Co Ltd	184	40,225
Hyundai Motor Co	511	71,246
Hyundai Steel Co	248	13,471
Industrial Bank of Korea	1,188	14,785
Kangwon Land Inc	600	18,284
KB Financial Group Inc	1,162	58,670
Kia Motors Corp	600	20,037
Korea Electric Power Corp	800	28,528
Korea Zinc Co Ltd	52	20,721
KT&G Corp	450	46,031
LG Chem Ltd	100	25,447
LG Corp	313	21,161
LG Display Co Ltd	714	23,092
LG Electronics Inc	300	21,047
LG Household & Health Care Ltd	26	22,592
Lotte Chemical Corp	100	30,098
Lotte Shopping Co Ltd	67	17,780
NAVER Corp	168	123,149
POSCO	200	50,098
S-Oil Corp	200	16,571
Samsung Biologics Co Ltd * ~	100	25,509
Samsung C&T Corp	300	38,817
Samsung Electronics Co Ltd	104	216,614
Samsung Fire & Marine Insurance Co Ltd	100	24,615
Samsung Life Insurance Co Ltd	300	30,670
Samsung SDI Co Ltd	156	23,419
Samsung SDS Co Ltd	164	26,452
Shinhan Financial Group Co Ltd	919	39,650
SK Holdings Co Ltd	100	24,307
SK Hynix Inc	1,554	91,499
SK Innovation Co Ltd	133	18,420
SK Telecom Co Ltd	100	23,249
Woori Bank	1,660	26,741

		1,420,328

Total Common Stocks (Cost $5,253,793)		5,407,284

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.1%

Argentina - 0.9%

Banco Hipotecario SA 22.500% due 01/12/20 § ~	ARS 6,110,000	$367,087
YPF SA 24.104% due 07/07/20 § ~	$372,000	389,830

		756,917

Azerbaijan - 0.1%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 Ω ~ +	300,000	130,893

Ecuador - 0.7%

EP PetroEcuador 6.925% due 09/24/19 § ~	236,842	237,434
Petroamazonas EP 4.625% due 02/16/20 ~	370,000	347,800

		585,234

Georgia - 0.4%

Georgian Oil and Gas Corp JSC 6.750% due 04/26/21 ~	300,000	315,000

Total Corporate Bonds & Notes (Cost $1,969,726)		1,788,044

SENIOR LOAN NOTES - 4.1%

Barbados - 1.2%

Barbados Government 11.440% due 12/20/19 § +	1,000,000	989,705

Ethiopia - 0.8%

Ethiopian Railways Corp 4.865% due 08/01/21 § +	700,001	689,219

Kenya - 0.1%

Republic of Kenya 1.050% due 04/11/19 §	114,000	114,000

Tanzania – 2.0%

United Republic of Tanzania 7.146% due 06/26/22 § +	1,710,000	1,689,854

Total Senior Loan Notes (Cost $3,475,819)		3,482,778

MORTGAGE-BACKED SECURITIES - 0.3%

United States - 0.3%

Fannie Mae (IO) 4.934% due 01/25/43 §	1,757,782	289,666

Total Mortgage-Backed Securities (Cost $404,626)		289,666

FOREIGN GOVERNMENT BONDS & NOTES - 66.4%

Albania - 2.1%

Albania Government 5.750% due 11/12/20 ~	EUR 1,434,000	1,821,039

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Barbados - 1.1%

Barbados Government
6.625% due 12/05/35 ~	$1,021,000	$806,590
7.000% due 08/04/22 ~	145,000	126,150

		932,740

Belarus - 4.1%

Republic of Belarus
6.875% due 02/28/23 ~	1,600,000	1,637,800
7.625% due 06/29/27 ~	1,820,000	1,862,308

		3,500,108

Cyprus - 6.2%

Cyprus Government
3.750% due 07/26/23 ~	EUR 1,851,000	2,306,509
3.875% due 05/06/22 ~	303,000	381,219
4.250% due 11/04/25 ~	2,014,000	2,607,522

		5,295,250

Dominican Republic - 4.1%

Dominican Republic
10.375% due 03/04/22 ~	DOP 37,700,000	803,943
10.400% due 05/10/19 ~	33,800,000	722,164
14.000% due 06/08/18 ~	29,400,000	645,358
15.000% due 04/05/19 ~	25,200,000	579,433
15.950% due 06/04/21 ~	6,700,000	168,359
16.000% due 07/10/20 ~	20,700,000	506,092
16.950% due 02/04/22 ~	2,900,000	75,026

		3,500,375

Ecuador - 1.0%

Ecuador Government
10.500% due 03/24/20 ~	$808,000	852,440

El Salvador - 4.9%

El Salvador Government
5.875% due 01/30/25 ~	163,000	146,977
6.375% due 01/18/27 ~	694,000	629,805
7.375% due 12/01/19 ~	500,000	508,125
7.650% due 06/15/35 ~	287,000	269,608
7.750% due 01/24/23 ~	1,507,000	1,535,332
8.250% due 04/10/32 ~	193,000	192,247
8.625% due 02/28/29 ~	865,000	901,763

		4,183,857

Iceland - 1.6%

Iceland Rikisbref 6.500% due 01/24/31	ISK 118,000,000	1,368,210

India - 1.1%

India Government
7.730% due 12/19/34	INR 21,100,000	348,797
7.880% due 03/19/30	34,830,000	576,221

		925,018

Indonesia - 3.2%

Indonesia Treasury
7.500% due 08/15/32	IDR 3,282,000,000	249,828
8.250% due 05/15/36	24,876,000,000	2,005,105
8.375% due 03/15/34	2,659,000,000	215,174
8.750% due 05/15/31	3,506,000,000	297,132

		2,767,239

Lebanon - 0.5%

Lebanon Government
5.150% due 06/12/18 ~	$112,000	112,819
5.150% due 11/12/18 ~	335,000	337,327

		450,146

	Principal Amount	Value
Macedonia - 6.1%

Macedonia Government
3.975% due 07/24/21 ~	EUR 2,174,000	$2,597,806
4.875% due 12/01/20 ~	2,177,000	2,676,934

		5,274,740

New Zealand - 8.0%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 1,775,614	1,330,020
2.500% due 09/20/35 ^ ~	4,229,315	3,350,619
3.000% due 09/20/30 ^ ~	2,612,427	2,164,708

		6,845,347

Russia - 0.1%

Russia Federal 8.500% due 09/17/31	RUB 7,187,000	129,512

Rwanda - 0.8%

Rwanda Government 6.625% due 05/02/23 ~	$669,000	690,743

Serbia - 7.9%

Serbia Treasury
5.750% due 07/21/23	RSD 486,620,000	4,717,915
10.000% due 02/05/22	186,800,000	2,109,323

		6,827,238

Sri Lanka - 8.1%

Sri Lanka Government
8.000% due 11/15/18	LKR 8,220,000	51,898
8.750% due 10/15/18	53,000,000	337,846
9.250% due 05/01/20	71,020,000	442,231
9.450% due 10/15/21	47,000,000	287,428
10.000% due 10/01/22	197,100,000	1,211,577
10.250% due 03/15/25	190,360,000	1,157,757
10.600% due 07/01/19	2,630,000	17,095
10.600% due 09/15/19	144,000,000	933,314
10.750% due 03/01/21	88,000,000	564,476
11.000% due 08/01/21	67,270,000	434,166
11.000% due 08/01/24	10,000,000	63,743
11.000% due 08/01/25	5,000,000	31,577
11.000% due 06/01/26	113,300,000	712,511
11.000% due 05/15/30	32,000,000	197,522
11.200% due 07/01/22	15,380,000	99,261
11.400% due 01/01/24	11,000,000	71,636
11.500% due 12/15/21	15,000,000	98,878
11.500% due 08/01/26	35,000,000	227,784
11.500% due 09/01/28	7,060,000	45,383

		6,986,083

Suriname - 1.5%

Republic of Suriname 9.250% due 10/26/26 ~	$1,236,000	1,273,080

Tanzania - 0.5%

Tanzania Government 7.421% due 03/09/20 § ~	432,678	454,182

Thailand - 3.5%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 108,422,538	3,003,677

Total Foreign Government Bonds & Notes (Cost $55,275,093)		57,081,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
PURCHASED OPTIONS - 0.2%
(See Note (i) in Notes to Schedule of Investments) (Cost $804,667)		$207,501

SHORT-TERM INVESTMENTS - 12.3%

Foreign Government Issues – 1.5%

Egypt Treasury Bills (Egypt)
15.230% due 08/08/17	EGP 1,025,000	55,717
18.885% due 10/17/17	5,425,000	284,319
19.030% due 10/24/17	2,175,000	113,568
19.348% due 11/14/17	2,075,000	107,159
19.427% due 11/21/17	2,150,000	110,627
19.494% due 11/28/17	2,175,000	111,507
20.321% due 12/12/17	2,175,000	110,403
20.336% due 12/19/17	1,575,000	79,659
21.294% due 12/05/17	2,150,000	109,141
Republic of El Salvador Government (El Salvador) 5.676% due 08/09/17	$220,000	218,673

		1,300,773

	Shares
Money Market Fund - 6.0%

BlackRock Liquidity Funds T-Fund Portfolio	5,171,692	5,171,692

	Principal Amount
Repurchase Agreements - 1.3%

JPMorgan Chase & Co (0.750%) due 07/19/17 (Dated 06/15/17, repurchase price of $1,114,343; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,077,549)	EUR 976,262	1,115,039

U.S. Treasury Bills - 3.5%

0.851% due 08/17/17 ‡	$1,250,000	1,248,608
0.991% due 09/28/17 ‡	1,750,000	1,745,749

		2,994,357

Total Short-Term Investments (Cost $10,554,097)		10,581,861

TOTAL INVESTMENTS - 91.7% (Cost $77,737,821)		78,838,158

SECURITIES SOLD SHORT - (1.2%)
(See Note (d) in Notes to Schedule of Investments) (Proceeds $988,401)		(1,059,046)

OTHER ASSETS & LIABILITIES, NET - 9.5%		8,182,248

NET ASSETS - 100.0%		$85,961,360

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $130,893 or 0.1% of the Fund’s net assets were in default as of June 30, 2017.

(b)	Investments with a total aggregate value of $3,518,173 or 4.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(c)	As of June 30, 2017, investments with a total aggregate value of $1,050,946 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward bond contracts, forward volatility agreements, forward foreign currency contracts, option contracts and swap agreements.

(d)	Securities sold short outstanding as of June 30, 2017 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (1.2%)
Spain Government
5.400% due 01/31/23	EUR 730,000	($1,059,046)

Total Securities Sold Short (Proceeds $988,401)		($1,059,046)

(e)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
SGX MSCI Index (07/17)	33	($3,021)
U.S. 5-Year Interest Rate Swap (09/17)	23	55,692
U.S. 10-Year Interest Rate Swap (09/17)	56	13,003

Total Futures Contracts		$65,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(f)	Forward Bonds outstanding as of June 30, 2017 were as follows:

Description	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Republic of Colombia due 08/03/17 +	COP 2,395,400,000	08/03/17	DUB	$4,355
Republic of Colombia due 08/08/17 +	1,268,100,000	08/08/17	DUB	1,154
Republic of Colombia due 08/14/17 +	4,992,100,000	08/14/17	DUB	12,993

				$18,502

(g)	Forward Volatility Agreements outstanding as of June 30, 2017 were as follows:

Description	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Call & Put - EUR/USD 9-Month vs. 1-Year Forward Volatility Agreement	EUR 1,471,000	03/22/19	DUB	($4,250)
Call & Put - CAD/USD 9-Month vs. 1-Year Forward Volatility Agreement	$764,605	03/26/19	BNP	(1,104)
Call & Put - CAD/USD 9-Month vs. 1-Year Forward Volatility Agreement	1,470,395	03/28/19	DUB	(4,079)
Call & Put - CHF/USD 1-Year vs. 1-Year Forward Volatility Agreement	1,471,000	06/14/19	DUB	(1,294)
Call & Put - CHF/USD 1-Year vs. 1-Year Forward Volatility Agreement	764,000	06/19/19	BNP	763
Call & Put - EUR/USD 1-Year vs. 1-Year Forward Volatility Agreement	EUR 735,000	06/20/19	BNP	(864)

				($10,828)

(h)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	16,217,000	USD	4,384,964	02/18	BNP	$24,527
ARS	24,849,700	USD	1,542,231	07/17	BNP	(62,980)
ARS	7,494,410	USD	463,907	07/17	CIT	(19,553)
ARS	2,504,200	USD	153,397	08/17	CIT	(6,404)
ARS	5,441,000	USD	332,579	08/17	SCB	(13,201)
AUD	1,004,000	NZD	1,054,612	09/17	GSC	(826)
AUD	5,805,542	USD	4,334,387	08/17	GSC	125,311
CNH	3,840,000	USD	559,155	08/17	BNP	4,967
CNH	3,670,216	USD	534,238	08/17	JPM	4,942
CNH	13,614,227	USD	1,972,155	09/17	DUB	23,436
CNH	6,350,000	USD	922,818	09/17	SCB	7,974
CNH	3,475,000	USD	498,329	10/17	BNP	10,406
CNH	4,540,000	USD	650,663	10/17	JPM	13,987
CNH	100,000	USD	14,333	10/17	SCB	307
COP	1,488,550,000	USD	508,558	07/17	BNP	(21,973)
COP	1,538,028,000	USD	530,561	07/17	SCB	(26,609)
COP	1,077,051,000	USD	371,878	07/17	UBS	(18,834)
COP	1,317,642,754	USD	442,108	08/17	BNP	(11,979)
COP	8,864,778,246	USD	2,977,411	08/17	SCB	(86,297)
COP	1,077,051,000	USD	351,529	08/17	UBS	(99)
COP	1,151,060,000	USD	374,645	09/17	SCB	(269)
CZK	10,280,000	EUR	389,073	07/17	JPM	5,293
CZK	19,940,000	EUR	756,521	08/17	GSC	8,283
CZK	33,449,000	EUR	1,263,657	08/17	HSB	20,387
CZK	127,033,000	EUR	4,730,194	09/17	JPM	158,933
DOP	10,252,000	USD	212,653	07/17	CIT	2,490
EGP	9,081,000	USD	515,380	08/17	CIT	(21,918)
EUR	524,407	HUF	162,026,000	08/17	BNP	115
EUR	392,913	HUF	120,970,000	08/17	GSC	1,692
EUR	616,116	HUF	191,224,000	08/17	HSB	(3,080)
EUR	1,627,434	HUF	501,975,000	08/17	JPM	3,234
EUR	1,856,208	USD	2,078,767	07/17	SCB	42,925
IDR	4,378,970,000	USD	320,921	07/17	BNP	6,998
IDR	7,042,000,000	USD	505,891	07/17	SCB	21,694
INR	35,820,000	USD	550,230	08/17	BNP	(264)
INR	64,540,000	USD	992,777	08/17	CIT	(1,856)
INR	20,253,000	USD	311,969	08/17	DUB	(1,012)
INR	72,230,000	USD	1,113,831	08/17	SCB	(4,840)
INR	33,860,000	USD	522,289	08/17	UBS	(2,416)
JPY	149,352,000	USD	1,351,076	08/17	GSC	(20,491)
KES	21,875,000	USD	201,057	07/17	CIT	9,780

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
KES	21,892,000	USD	199,745	08/17	CIT	$10,222
KRW	2,603,700,000	USD	2,302,937	07/17	BNP	(26,430)
KRW	549,700,000	USD	491,616	08/17	GSC	(10,772)
KZT	730,244,000	USD	2,193,459	08/17	GSC	49,829
KZT	292,263,000	USD	893,087	11/17	DUB	(10,584)
KZT	532,676,000	USD	1,616,254	11/17	GSC	(11,250)
KZT	145,201,000	USD	441,005	12/17	DUB	(6,761)
KZT	40,777,993	USD	122,826	12/17	SCB	(1,101)
KZT	208,331,000	USD	623,361	05/18	GSC	(20,233)
KZT	61,236,000	USD	183,341	06/18	DUB	(6,095)
KZT	123,388,000	USD	366,680	06/18	GSC	(10,345)
KZT	122,839,044	USD	366,683	06/18	SCB	(11,478)
MAD	607,000	USD	59,803	06/18	BNP	869
MAD	886,000	USD	86,676	06/18	SCB	1,836
PLN	2,209,000	EUR	523,113	08/17	BNP	(3,256)
PLN	1,648,000	EUR	391,849	08/17	GSC	(4,362)
PLN	2,608,000	EUR	615,501	08/17	HSB	(1,327)
PLN	6,930,000	EUR	1,651,391	08/17	JPM	(20,255)
RSD	20,910,000	EUR	171,957	10/17	DUB	(882)
RSD	90,110,000	EUR	725,868	01/18	DUB	3,435
RSD	27,088,000	EUR	218,170	04/18	DUB	(643)
RUB	15,993,304	USD	268,434	07/17	DUB	2,467
RUB	80,156,940	USD	1,399,779	07/17	GSC	(48,629)
RUB	63,443,000	USD	1,071,672	07/17	GSC	3,405
RUB	6,659,000	USD	114,895	07/17	SCB	(2,102)
RUB	170,575,100	USD	2,861,034	07/17	SCB	28,866
RUB	102,558,000	USD	1,745,015	08/17	GSC	(20,024)
RUB	88,337,700	USD	1,476,812	08/17	GSC	4,102
RUB	26,170,000	USD	432,741	08/17	HSB	5,979
RUB	17,442,200	USD	292,669	08/17	SCB	(264)
RUB	24,439,788	USD	408,921	08/17	SCB	793
SEK	9,439,000	EUR	987,035	07/17	GSC	(6,853)
SEK	5,876,000	EUR	610,364	08/17	CIT	454
SEK	7,660,000	EUR	792,989	08/17	UBS	3,682
SEK	7,431,000	EUR	760,564	09/17	UBS	13,690
SGD	10,151	USD	7,320	09/17	GSC	63
SGD	2,377,849	USD	1,713,526	09/17	SCB	15,957
THB	5,329,000	USD	152,764	08/17	SCB	4,111
THB	13,835,000	USD	403,059	09/17	BNP	4,222
THB	13,640,000	USD	396,569	09/17	GSC	4,972
THB	31,710,000	USD	922,903	09/17	SCB	10,590
THB	15,652,000	USD	438,923	11/17	DUB	21,863
TRY	2,997,000	USD	828,464	07/17	DUB	22,128
TRY	3,480,000	USD	952,537	08/17	BNP	25,594
TRY	3,074,000	USD	840,879	08/17	CIT	23,137
TRY	3,216,800	USD	869,958	08/17	GSC	33,385
TRY	2,997,000	USD	836,053	09/17	DUB	(505)
UGX	520,505,000	USD	135,970	07/17	CIT	8,285
UGX	754,340,000	USD	200,090	09/17	CIT	4,456
UGX	555,168,000	USD	147,026	09/17	JPM	2,562
UGX	1,124,232,000	USD	297,574	10/17	CIT	4,217
UGX	375,155,000	USD	100,228	12/17	CIT	(1,496)
USD	9,665,939	AED	36,312,000	02/18	BNP	(207,523)
USD	2,490,090	AUD	3,345,541	08/17	GSC	(79,886)
USD	858,248	CLP	577,000,000	08/17	SCB	(10,016)
USD	569,902	CNH	3,840,000	08/17	BNP	5,779
USD	544,664	CNH	3,670,216	08/17	JPM	5,483
USD	1,988,407	CNH	13,614,227	09/17	DUB	(7,185)
USD	927,346	CNH	6,350,000	09/17	SCB	(3,446)
USD	498,508	CNH	3,475,000	10/17	BNP	(10,227)
USD	650,756	CNH	4,540,000	10/17	JPM	(13,894)
USD	14,340	CNH	100,000	10/17	SCB	(300)
USD	377,397	COP	1,151,060,000	07/17	SCB	94
USD	352,900	COP	1,077,051,000	07/17	UBS	(143)
USD	1,804,720	EUR	1,601,818	07/17	DUB	(27,397)
USD	5,211,055	EUR	4,639,513	07/17	GSC	(96,079)
USD	4,822,102	EUR	4,407,240	07/17	SCB	(215,483)
USD	2,667,209	EUR	2,371,000	08/17	GSC	(47,764)
USD	5,096,701	EUR	4,555,710	08/17	JPM	(121,433)
USD	6,190,902	EUR	5,492,730	08/17	SCB	(95,381)
USD	2,979,000	EUR	2,661,710	09/17	JPM	(72,585)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	102,729	EUR	89,504	09/17	JPM	$97
USD	2,421,982	EUR	2,164,242	09/17	SCB	(58,893)
USD	71,110	EUR	61,937	06/18	BNP	(989)
USD	6,104	EUR	5,318	06/18	DUB	(87)
USD	53,121	EUR	46,375	06/18	SCB	(875)
USD	524,380	IDR	7,136,550,254	07/17	BNP	(10,136)
USD	153,230	IDR	2,078,570,635	07/17	CIT	(2,495)
USD	162,118	IDR	2,205,849,111	07/17	SCB	(3,144)
USD	204,045	INR	13,385,167	08/17	BNP	(1,465)
USD	55,674	INR	3,625,483	08/17	BNP	10
USD	64,243	INR	4,180,000	08/17	DUB	65
USD	76,676	INR	4,985,500	08/17	GSC	131
USD	239,988	INR	15,700,000	08/17	JPM	(1,064)
USD	118,655	INR	7,690,000	08/17	JPM	585
USD	78,744	INR	5,105,000	08/17	MSC	364
USD	185,497	INR	12,100,000	08/17	UBS	(281)
USD	108,816	INR	7,060,000	08/17	UBS	420
USD	1,776,671	JPY	194,350,000	08/17	GSC	45,196
USD	479,302	JPY	53,111,000	09/17	SCB	5,250
USD	209,920	KES	21,892,000	08/17	CIT	(47)
USD	130,208	KRW	145,455,000	07/17	GSC	3,051
USD	1,185,992	KRW	1,324,160,500	07/17	JPM	28,410
USD	2,252,179	NZD	3,193,877	08/17	JPM	(85,706)
USD	2,538,720	NZD	3,600,000	08/17	UBS	(96,442)
USD	863,062	NZD	1,194,069	09/17	DUB	(10,800)
USD	986,190	NZD	1,395,000	09/17	MSC	(34,800)
USD	2,633,903	NZD	3,679,727	09/17	SCB	(58,918)
USD	6,251,590	OMR	2,453,000	08/17	BNP	(101,754)
USD	2,154,776	OMR	891,000	01/19	BNP	(79,054)
USD	1,450,633	OMR	573,000	04/19	BNP	20,208
USD	1,492,191	RUB	88,337,700	07/17	GSC	(4,741)
USD	2,930,186	RUB	168,332,704	07/17	GSC	78,446
USD	266,577	RUB	15,993,304	08/17	DUB	(2,425)
USD	1,060,627	RUB	63,443,000	08/17	GSC	(2,946)
USD	4,586,308	RUB	277,357,000	08/17	HSB	(63,369)
USD	568,197	SGD	786,853	09/17	GSC	(3,932)
USD	148,855	THB	5,329,000	08/17	JPM	(8,019)
USD	393,823	THB	13,835,000	09/17	BNP	(13,458)
USD	388,272	THB	13,640,000	09/17	GSC	(13,269)
USD	902,904	THB	31,710,000	09/17	SCB	(30,590)
USD	1,174,689	THB	41,396,917	11/17	DUB	(44,015)
USD	122,066	THB	4,348,000	11/17	JPM	(5,937)
USD	253,517	THB	8,939,000	11/17	SCB	(9,643)
USD	77,553	THB	2,700,000	03/18	CIT	(1,957)
USD	1,070,563	THB	37,038,017	03/18	DUB	(20,128)
USD	746,556	THB	25,748,328	03/18	JPM	(11,676)
USD	850,695	TRY	2,997,000	07/17	DUB	103
USD	1,065,027	ZAR	14,573,000	07/17	DUB	(47,892)
USD	551,746	ZAR	7,507,000	07/17	SCB	(21,553)
USD	920,262	ZAR	12,641,000	08/17	BNP	(39,379)
USD	761,181	ZAR	10,481,000	08/17	CIT	(34,485)
USD	107,438	ZAR	1,455,000	08/17	GSC	(3,036)
USD	1,666,591	ZAR	22,080,000	09/17	DUB	(2,266)
UYU	4,735,000	USD	164,227	09/17	HSB	(642)
UYU	20,732,000	USD	694,010	04/18	CIT	(13,167)
UYU	11,442,000	USD	379,000	06/18	CIT	(8,166)
ZAR	22,080,000	USD	1,684,211	07/17	DUB	2,008

Total Forward Foreign Currency Contracts						($1,504,379)

(i)	Purchased options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.89	08/03/17	HSB	$18,736,000	$414,065	$18,268
Call - CNH versus USD	6.90	11/02/17	BNP	600,000	17,040	3,598
Call - CNH versus USD	7.12	03/08/18	BNP	800,000	20,160	4,998
Call - CNH versus USD	7.12	03/08/18	SCB	875,000	21,800	5,496
Call - CNH versus USD	7.15	03/12/18	DUB	415,000	10,674	2,390
Call - EUR versus USD	$0.87	02/24/22	GSC	3,880,000	77,561	25,410
Call - EUR versus USD	0.88	02/28/22	BNP	3,856,000	72,878	28,295

					$634,178	$88,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.200%	10/18/17	DUB	$8,075,000	$47,643	$14,374
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.300%	11/15/17	GSC	9,920,000	38,688	20,048

							$86,331	$34,422

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - FTSE 100 (02/22)	6,275.00	02/15/22	GSC	60	$84,158	$84,624

TotalPurchased Options					$804,667	$207,501

(j)	Transactions in written options for the three-month period ended June 30, 2017 were as follows:

	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2017	4,527,000	17,475,036	$670,559
Call Options Written	—	10,119,000	96,496
Call Options Expired	—	(6,168,036)	(344,627)
Put Options Expired	(4,527,000)	—	(36,115)

Outstanding, June 30, 2017	—	21,426,000	$386,313

(k)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.89	08/03/17	GSC	$1,850,000	$25,613	($1,804)
Call - CNH versus USD	6.89	08/03/17	HSB	16,886,000	318,629	(16,464)
Call - CNH versus USD	6.90	11/02/17	CIT	600,000	21,300	(3,597)
Call - CNH versus USD	7.12	03/08/18	BNP	800,000	8,000	(4,998)
Call - CNH versus USD	7.12	03/08/18	SCB	875,000	8,499	(5,496)
Call - CNH versus USD	7.15	03/12/18	DUB	415,000	4,272	(2,390)

Total Written Options					$386,313	($34,749)

(l)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	03/20/18	CIT	0.168%	$170,000	($1,078)	$11,736	($12,814)
Thailand Government	1.000%	03/20/18	CIT	0.181%	475,000	(2,965)	(2,363)	(602)
Croatia Government	1.000%	03/20/18	HSB	0.168%	313,000	(1,985)	29,014	(30,999)
China Government	1.000%	03/20/18	JPM	0.158%	1,100,000	(7,052)	(17,333)	10,281
Croatia Government	1.000%	03/20/18	MSC	0.168%	2,262,000	(14,343)	194,313	(208,656)
Lebanon Government	5.000%	03/20/18	JPM	2.145%	689,000	(15,200)	(29,026)	13,826
Croatia Government	1.000%	03/20/18	CIT	0.168%	1,030,000	(6,531)	71,264	(77,795)
Croatia Government	1.000%	06/20/18	CIT	0.188%	800,000	(6,588)	76,719	(83,307)
Croatia Government	1.000%	06/20/18	MSC	0.188%	921,000	(7,585)	92,071	(99,656)
Lebanon Government	5.000%	12/20/18	GSC	3.002%	663,000	(20,091)	(39,103)	19,012
Qatar Government	1.000%	03/20/19	GSC	0.773%	490,000	(2,045)	(8,606)	6,561
Croatia Government	1.000%	03/20/20	BNP	0.765%	330,000	(2,170)	23,005	(25,175)
Croatia Government	1.000%	06/20/20	CIT	0.825%	143,000	(771)	10,929	(11,700)
Qatar Government	1.000%	12/20/20	GSC	0.986%	1,120,000	(851)	21,581	(22,432)
Qatar Government	1.000%	06/20/21	BNP	1.061%	710,000	1,417	3,456	(2,039)
Qatar Government	1.000%	06/20/21	CIT	1.061%	937,457	1,871	5,719	(3,848)
Qatar Government	1.000%	06/20/21	GSC	1.061%	1,241,000	2,477	5,274	(2,797)
Lebanon Government	5.000%	06/20/21	GSC	4.036%	500,000	(15,581)	(3,949)	(11,632)
Malaysia Government	1.000%	06/20/22	CIT	0.856%	293,000	(2,070)	1,288	(3,358)
Qatar Government	1.000%	12/20/22	GSC	1.288%	350,000	5,021	(3,911)	8,932
Qatar Government	1.000%	12/20/23	GSC	1.415%	300,000	7,229	284	6,945
Qatar Government	1.000%	09/20/24	GSC	1.482%	290,000	8,945	(622)	9,567
South Africa Government	1.000%	12/20/25	BNP	2.697%	4,107,000	489,720	748,574	(258,854)
Colombia Government	1.000%	06/20/27	BNP	2.250%	331,000	33,729	34,432	(703)

						443,503	1,224,746	(781,243)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	06/20/21	ICE	1.597%	$6,450,000	$146,188	$543,308	($397,120)
Spain Government	1.000%	06/20/21	ICE	0.543%	1,000,000	(17,702)	(3,275)	(14,427)
Chile Government	1.000%	06/20/22	ICE	0.657%	2,370,027	(36,981)	(23,501)	(13,480)
Italy Government	1.000%	06/20/22	ICE	1.448%	781,000	16,136	35,058	(18,922)
Malaysia Government	1.000%	06/20/22	ICE	0.856%	6,905,000	(49,853)	47,686	(97,539)
Qatar Government	1.000%	06/20/22	ICE	1.205%	2,040,000	17,275	(30,210)	47,485
Russia Government	1.000%	06/20/22	ICE	1.682%	5,314,000	169,258	182,500	(13,242)
Colombia Government	1.000%	06/20/27	ICE	2.250%	1,969,000	203,506	205,961	(2,455)

						447,827	957,527	(509,700)

Total Credit Default Swaps on Sovereign Issues – Buy Protection						$891,330	$2,182,273	($1,290,943)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	1.000%	09/20/18	GSC	0.567%	$1,300,000	$7,297	($23,480)	$30,777
Turkey Government	1.000%	09/20/18	MSC	0.567%	2,940,000	16,503	(54,511)	71,014
Turkey Government	1.000%	06/20/20	BNP	1.147%	2,488,000	(9,847)	(125,661)	115,814
Turkey Government	1.000%	09/20/20	BNP	1.270%	900,000	(7,321)	(68,295)	60,974
Brazil Government	1.000%	06/20/22	BNP	2.376%	882,000	(55,120)	(56,250)	1,130
Brazil Government	1.000%	06/20/22	DUB	2.376%	2,413,000	(150,798)	(151,861)	1,063
Italy Government	1.000%	06/20/22	GSC	1.448%	781,000	(15,914)	(20,763)	4,849
Brazil Government	1.000%	06/20/22	HSB	2.376%	362,000	(22,623)	(22,140)	(483)
Brazil Government	1.000%	06/20/22	UBS	2.376%	687,000	(42,934)	(42,167)	(767)
Turkey Government	1.000%	12/20/26	BNP	2.788%	2,680,881	(364,679)	(455,547)	90,868
Turkey Government	1.000%	12/20/26	GSC	2.788%	547,119	(74,424)	(93,525)	19,101
Turkey Government	1.000%	06/20/27	BNP	2.822%	327,000	(46,960)	(48,491)	1,531

						($766,820)	($1,162,691)	$395,871

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSR 27 5Y	1.000%	06/20/22	ICE	EUR 5,610,000	($147,262)	($28,797)	($118,465)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 27 5Y	1.000%	06/20/22	ICE	$220,000	($10,099)	($9,566)	($533)

Total Credit Default Swaps					($32,851)	$981,219	($1,014,070)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW 947,300,000	$835,509	6-Month USD-LIBOR	BNP	1.095%	03/02/20	$8,136	$—	$8,136
722,900,000	624,536	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(9,209)	—	(9,209)
933,500,000	838,197	6-Month USD-LIBOR	BNP	1.230%	03/31/20	19,803	—	19,803
549,700,000	484,368	6-Month USD-LIBOR	BNP	1.180%	04/20/20	3,005	—	3,005

						$21,735	$—	$21,735

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
COP-IBRCOL	GSC	6.000%	02/22/19	COP 4,855,500,000	$27,318	$—	$27,318
COP-IBRCOL	GSC	5.950%	02/23/19	6,797,700,000	36,450	—	36,450
COP-IBRCOL	CIT	5.880%	02/24/19	1,958,900,000	9,776	—	9,776
COP-IBRCOL	GSC	5.820%	02/27/19	4,000,000,000	18,893	—	18,893
COP-IBRCOL	CIT	5.840%	02/27/19	4,929,600,000	23,829	—	23,829
COP-IBRCOL	GSC	5.830%	02/28/19	1,430,600,000	6,855	—	6,855
COP-IBRCOL	CIT	5.620%	03/01/19	1,959,300,000	7,147	—	7,147
COP-IBRCOL	GSC	5.650%	03/01/19	4,952,000,000	18,884	—	18,884
COP-IBRCOL	CIT	5.750%	03/03/19	2,997,400,000	13,199	—	13,199
COP-IBRCOL	CIT	5.740%	03/06/19	2,997,400,000	13,155	—	13,155
COP-IBRCOL	GSC	5.485%	03/21/19	5,023,100,000	16,129	—	16,129
COP-IBRCOL	DUB	5.490%	03/21/19	5,023,100,000	16,267	—	16,267
COP-IBRCOL	DUB	5.410%	03/22/19	992,000,000	2,791	—	2,791
COP-IBRCOL	DUB	5.360%	03/26/19	4,805,200,000	12,523	—	12,523
INR-MIBOR	GSC	6.100%	06/15/22	INR 122,600,000	(7,533)	—	(7,533)
INR-MIBOR	GSC	6.120%	06/19/22	68,900,000	(3,331)	—	(3,331)
INR-MIBOR	SCB	6.130%	06/19/22	53,900,000	(2,251)	—	(2,251)
INR-MIBOR	JPM	6.160%	06/21/22	18,173,000	(400)	—	(400)
INR-MIBOR	BNP	6.100%	06/23/22	32,783,000	(2,019)	—	(2,019)
INR-MIBOR	CIT	6.120%	06/29/22	79,900,000	(3,881)	—	(3,881)
INR-MIBOR	CIT	6.135%	06/29/22	39,400,000	(1,525)	—	(1,525)
INR-MIBOR	GSC	6.155%	06/29/22	147,700,000	(3,771)	—	(3,771)
INR-MIBOR	CIT	6.180%	06/30/22	67,500,000	(614)	—	(614)
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	35,469	—	35,469

					233,360	—	233,360

	Exchange
1D BRL-CETIP	CME	9.310%	01/02/19	BRL 11,120,699	10,138	—	10,138
1D BRL-CETIP	CME	9.325%	01/02/19	5,568,715	5,485	—	5,485
1D BRL-CETIP	CME	9.345%	01/02/19	5,597,956	6,234	—	6,234
1D BRL-CETIP	CME	9.345%	01/02/19	11,118,567	12,382	—	12,382
1D BRL-CETIP	CME	9.380%	01/02/19	16,729,330	20,473	—	20,473
1D BRL-CETIP	CME	9.386%	01/02/19	19,650,206	26,391	—	26,391
28-Day MXN-TIIE	CME	6.827%	06/28/19	MXN 129,000,000	(6,320)	—	(6,320)
28-Day MXN-TIIE	CME	6.826%	07/01/19	127,610,000	—	—	—
3-Month USD-LIBOR	LCH	1.744%	07/31/20	$1,800,000	(789)	—	(789)
3-Month USD-LIBOR	LCH	1.750%	07/31/20	535,000	(224)	—	(224)
3-Month USD-LIBOR	LCH	1.560%	08/22/20	713,000	(4,452)	—	(4,452)
3-Month USD-LIBOR	LCH	1.545%	09/23/20	80,000	(588)	—	(588)
3-Month USD-LIBOR	LCH	1.424%	10/28/20	680,000	(7,959)	—	(7,959)
3-Month USD-LIBOR	LCH	1.426%	10/28/20	680,000	(7,904)	—	(7,904)
3-Month USD-LIBOR	LCH	1.540%	11/05/20	706,000	(5,697)	—	(5,697)
3-Month USD-LIBOR	LCH	1.555%	11/09/20	683,000	(5,216)	—	(5,216)
3-Month USD-LIBOR	LCH	1.114%	02/23/21	441,000	(10,914)	—	(10,914)
3-Month USD-LIBOR	LCH	1.272%	03/07/21	1,072,000	(20,801)	—	(20,801)
3-Month USD-LIBOR	LCH	1.158%	06/23/21	344,000	(9,085)	—	(9,085)
3-Month USD-LIBOR	LCH	1.170%	06/24/21	230,000	(5,973)	—	(5,973)
3-Month USD-LIBOR	LCH	1.179%	06/24/21	315,000	(8,071)	—	(8,071)
3-Month USD-LIBOR	LCH	1.189%	06/27/21	315,000	(7,980)	—	(7,980)
3-Month USD-LIBOR	LCH	1.207%	06/27/21	316,000	(7,792)	—	(7,792)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.209%	06/27/21	$315,000	($7,737)	$—	($7,737)
3-Month USD-LIBOR	LCH	0.966%	06/28/21	350,000	(11,880)	—	(11,880)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	316,000	(10,818)	—	(10,818)
3-Month USD-LIBOR	LCH	0.965%	06/29/21	190,000	(6,460)	—	(6,460)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	315,000	(10,668)	—	(10,668)
3-Month USD-LIBOR	LCH	1.206%	07/25/21	3,600,000	(91,255)	—	(91,255)
3-Month USD-LIBOR	LCH	1.199%	09/01/21	1,503,000	(40,029)	—	(40,029)
3-Month USD-LIBOR	LCH	1.212%	09/02/21	1,283,000	(33,543)	—	(33,543)
6-Month PLN-WIBOR	LCH	2.410%	12/13/21	PLN 1,172,000	1,573	—	1,573
3-Month USD-LIBOR	LCH	1.963%	01/06/22	$740,000	1,971	(259)	2,230
6-Month PLN-WIBOR	LCH	2.460%	01/12/22	PLN 2,113,000	3,800	—	3,800
6-Month PLN-WIBOR	LCH	2.435%	01/13/22	2,185,000	3,291	—	3,291
3-Month USD-LIBOR	LCH	2.100%	07/27/22	$737,000	5,589	—	5,589
3-Month USD-LIBOR	LCH	2.058%	07/30/22	748,000	3,748	—	3,748
3-Month USD-LIBOR	LCH	1.606%	05/10/26	1,913,000	(94,855)	—	(94,855)
3-Month USD-LIBOR	LCH	1.686%	06/03/26	480,000	(20,931)	—	(20,931)
3-Month NZD Bank Bills	LCH	2.485%	07/25/26	NZD 1,000,000	(46,334)	—	(46,334)
6-Month PLN-WIBOR	LCH	2.226%	07/28/26	PLN 1,850,000	(20,439)	—	(20,439)
6-Month PLN-WIBOR	LCH	2.220%	08/01/26	1,334,000	(14,965)	—	(14,965)
6-Month PLN-WIBOR	LCH	2.280%	09/21/26	483,000	(4,967)	—	(4,967)
6-Month PLN-WIBOR	LCH	2.300%	09/21/26	1,787,000	(17,591)	—	(17,591)
6-Month PLN-WIBOR	LCH	2.490%	10/13/26	510,000	(2,960)	—	(2,960)
6-Month PLN-WIBOR	LCH	2.460%	10/19/26	779,000	(5,070)	—	(5,070)
6-Month PLN-WIBOR	LCH	2.470%	10/19/26	519,000	(3,263)	—	(3,263)
6-Month PLN-WIBOR	LCH	2.430%	10/20/26	570,000	(4,092)	—	(4,092)
6-Month PLN-WIBOR	LCH	2.443%	10/20/26	778,000	(5,362)	—	(5,362)
6-Month PLN-WIBOR	LCH	2.460%	10/28/26	1,285,000	(8,438)	—	(8,438)
6-Month PLN-WIBOR	LCH	2.470%	10/28/26	514,000	(3,261)	—	(3,261)
6-Month PLN-WIBOR	LCH	2.500%	10/31/26	771,000	(4,385)	—	(4,385)
6-Month PLN-WIBOR	LCH	2.560%	11/02/26	514,000	(2,252)	—	(2,252)
6-Month PLN-WIBOR	LCH	2.514%	11/04/26	2,826,000	(15,324)	—	(15,324)
6-Month PLN-WIBOR	LCH	2.540%	11/07/26	514,000	(2,502)	—	(2,502)
6-Month PLN-WIBOR	LCH	2.500%	11/08/26	514,000	(2,959)	—	(2,959)
6-Month PLN-WIBOR	LCH	2.516%	11/10/26	1,419,000	(7,665)	—	(7,665)
6-Month PLN-WIBOR	LCH	3.000%	02/08/27	1,524,000	7,678	—	7,678
6-Month AUD Bank Bills	LCH	2.660%	06/15/27	AUD 6,400,000	(91,527)	—	(91,527)
6-Month EUR-LIBOR	CME	1.000%	09/20/27	EUR 550,000	3,263	3,263	—

					(589,281)	3,004	(592,285)

Total Interest Rate Swaps – Pay Floating Rate					($355,921)	$3,004	($358,925)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	SAR 3,990,000	$1,763	$—	$1,763
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	5,188,000	(7,637)	—	(7,637)
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	4,051,000	(50,235)	—	(50,235)
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	5,460,000	(6,491)	—	(6,491)
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	2,118,000	1,449	—	1,449
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	4,235,000	(1,670)	—	(1,670)
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 360,000	439	—	439
3-Month AED-EIBOR	GSC	2.505%	06/15/21	360,000	432	—	432
3-Month AED-EIBOR	GSC	2.590%	06/16/21	359,000	123	—	123
3-Month AED-EIBOR	GSC	2.520%	06/21/21	359,000	411	—	411
3-Month AED-EIBOR	GSC	2.755%	06/23/21	1,350,000	(2,243)	—	(2,243)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	1,123,000	(1,624)	—	(1,624)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	1,123,000	(1,859)	—	(1,859)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	899,000	(1,723)	—	(1,723)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	1,123,000	(2,269)	—	(2,269)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	899,000	(1,816)	—	(1,816)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	1,100,000	2,384	—	2,384
3-Month AED-EIBOR	DUB	2.370%	06/29/21	1,248,000	3,047	—	3,047
3-Month AED-EIBOR	DUB	2.390%	06/29/21	1,135,000	2,534	—	2,534
3-Month AED-EIBOR	DUB	2.345%	07/25/21	6,100,000	(14,146)	—	(14,146)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.435%	07/25/21	SAR 9,700,000	($113,482)	$—	($113,482)
3-Month ILS-TELBOR	GSC	0.728%	09/01/21	ILS 5,597,000	(14,179)	—	(14,179)
3-Month ILS-TELBOR	GSC	0.735%	09/02/21	4,900,000	(13,174)	—	(13,174)
3-Month KRW-KWCDC	BNP	1.311%	10/07/21	KRW 4,364,900,000	67,957	—	67,957
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 2,892,000	7,054	—	7,054
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	2,868,000	8,364	—	8,364
3-Month SAR-SAIBOR	GSC	3.380%	05/10/26	8,945,000	80,247	—	80,247
3-Month SAR-SAIBOR	GSC	3.710%	06/06/26	1,540,000	3,920	—	3,920
3-Month KRW-KWCDC	BNP	1.830%	01/17/27	KRW 259,760,000	1,111	—	1,111
3-Month KRW-KWCDC	CIT	1.835%	01/17/27	384,240,000	1,493	—	1,493
3-Month KRW-KWCDC	BNP	1.920%	02/07/27	494,000,000	(1,213)	—	(1,213)
3-Month KRW-KWCDC	BNP	1.785%	01/17/37	349,000,000	7,544	—	7,544
3-Month KRW-KWCDC	BNP	1.845%	02/07/37	269,000,000	3,553	—	3,553

					(39,936)	—	(39,936)

	Exchange
3-Month USD-LIBOR	LCH	1.750%	09/20/19	$131,000	(201)	(201)	—
6-Month HUF-BUBOR	LCH	1.265%	12/13/21	HUF 80,325,000	(4,134)	—	(4,134)
6-Month HUF-BUBOR	LCH	1.460%	01/12/22	141,670,000	(11,420)	—	(11,420)
6-Month HUF-BUBOR	LCH	1.435%	01/13/22	130,330,000	(9,957)	—	(9,957)
6-Month EUR-LIBOR	LCH	0.250%	09/20/22	EUR 5,901,000	25,011	25,011	—
6-Month HUF-BUBOR	LCH	1.923%	07/28/26	HUF 131,000,000	8,101	—	8,101
6-Month HUF-BUBOR	LCH	1.940%	08/01/26	92,200,000	5,325	—	5,325
6-Month HUF-BUBOR	LCH	1.888%	09/21/26	89,324,000	7,549	—	7,549
6-Month HUF-BUBOR	LCH	1.930%	09/21/26	36,212,000	2,578	—	2,578
6-Month HUF-BUBOR	LCH	1.935%	09/21/26	35,307,000	2,458	—	2,458
6-Month HUF-BUBOR	LCH	2.140%	10/13/26	35,971,000	296	—	296
6-Month HUF-BUBOR	LCH	2.090%	10/19/26	91,497,000	2,322	—	2,322
6-Month HUF-BUBOR	LCH	2.040%	10/20/26	94,781,000	3,935	—	3,935
6-Month HUF-BUBOR	LCH	2.060%	10/28/26	88,749,000	3,255	—	3,255
6-Month HUF-BUBOR	LCH	2.075%	10/28/26	35,850,000	1,143	—	1,143
6-Month HUF-BUBOR	LCH	2.085%	11/02/26	53,716,000	1,598	—	1,598
6-Month HUF-BUBOR	LCH	2.180%	11/03/26	35,967,000	(18)	—	(18)
6-Month HUF-BUBOR	LCH	2.134%	11/04/26	193,963,000	2,845	—	2,845
6-Month HUF-BUBOR	LCH	2.150%	11/07/26	35,266,000	367	—	367
6-Month HUF-BUBOR	LCH	2.120%	11/08/26	35,033,000	701	—	701
6-Month HUF-BUBOR	LCH	2.145%	11/10/26	96,456,000	1,187	—	1,187
6-Month HUF-BUBOR	LCH	2.665%	02/08/27	130,500,000	(18,373)	—	(18,373)
3-Month NZD-Bank Bills	LCH	3.400%	04/28/27	NZD 900,000	(3,474)	—	(3,474)
3-Month NZD-Bank Bills	LCH	3.395%	05/08/27	705,000	(2,398)	—	(2,398)
3-Month NZD-Bank Bills	LCH	3.405%	05/08/27	705,000	(2,835)	—	(2,835)
3-Month NZD-Bank Bills	LCH	3.490%	05/11/27	1,435,000	(13,316)	—	(13,316)
3-Month NZD-Bank Bills	LCH	3.313%	05/18/27	609,000	1,109	—	1,109
U.S. CPI Urban Consumers NSA	LCH	1.965%	06/23/27	$3,724,000	36,029	—	36,029
3-Month NZD-Bank Bills	LCH	3.169%	06/26/27	NZD 2,720,000	30,535	—	30,535
6-Month EUR-LIBOR	LCH	1.000%	09/20/27	EUR 2,254,000	(14,015)	(14,015)	—
6-Month JPY-LIBOR	LCH	0.609%	12/19/46	JPY 52,510,000	29,068	—	29,068
6-Month JPY-LIBOR	LCH	0.618%	12/19/46	43,490,000	23,151	—	23,151
6-Month JPY-LIBOR	LCH	0.783%	12/19/46	47,720,000	5,815	—	5,815
6-Month JPY-LIBOR	LCH	0.813%	12/19/46	45,572,000	2,152	—	2,152
6-Month JPY-LIBOR	LCH	0.853%	06/19/47	14,700,000	(591)	—	(591)
6-Month JPY-LIBOR	LCH	0.856%	06/19/47	14,700,000	(702)	—	(702)

					115,096	10,795	104,301

Total Interest Rate Swaps – Receive Floating Rate					$75,160	$10,795	$64,365

Total Interest Rate Swaps					($280,761)	$13,799	($294,560)

Total Swap Agreements					($291,877)	$995,018	($1,286,895)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$292,985	$292,985	$—	$—
	Iceland	2,178,474	2,178,474	—	—
	Japan	900,401	—	900,401	—
	Singapore	615,096	—	615,096	—
	South Korea	1,420,328	23,249	1,397,079	—

	Total Common Stocks	5,407,284	2,494,708	2,912,576	—

	Corporate Bond & Notes	1,788,044	—	1,657,151	130,893
	Senior Loan Notes	3,482,778	—	114,000	3,368,778
	Mortgage-Backed Securities	289,666	—	289,666	—
	Foreign Government Bonds & Notes	57,081,024	—	57,081,024	—
	Short-Term Investments	10,581,861	5,171,692	5,191,496	218,673
	Derivatives:
	Credit Contracts
	Swaps	1,126,572	—	1,126,572	—
	Equity Contracts
	Purchased Options	84,624	—	84,624	—
	Foreign Currency Contracts
	Forward Volatility Agreements	763	—	763	—
	Forward Foreign Currency Contracts	1,008,552	—	1,008,552	—
	Purchased Options	88,455	—	88,455	—
	Swaps	30,944	—	30,944	—

	Total Foreign Currency Contracts	1,128,714	—	1,128,714	—

	Interest Rate Contracts
	Futures	68,695	68,695	—	—
	Forward Bonds	18,502	—	18,502	—
	Purchased Options	34,422	—	34,422	—
	Swaps	761,056	—	761,056	—

	Total Interest Rate Contracts	882,675	68,695	813,980	—

	Total Assets - Derivatives	3,222,585	68,695	3,153,890	—

	Total Assets	81,853,242	7,735,095	70,399,803	3,718,344

Liabilities	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,059,046)	—	(1,059,046)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,159,423)	—	(1,159,423)	—
	Equity Contracts
	Futures	(3,021)	(3,021)	—	—
	Foreign Currency Contracts
	Forward Volatility Agreements	(11,591)	—	(11,591)	—
	Forward Foreign Currency Contracts	(2,512,931)	—	(2,512,931)	—
	Written Options	(34,749)	—	(34,749)	—
	Swaps	(9,209)	—	(9,209)	—

	Total Foreign Currency Contracts	(2,568,480)	—	(2,568,480)	—

	Interest Rate Contracts
	Swaps	(1,041,817)	—	(1,041,817)	—

	Total Liabilities - Derivatives	(4,772,741)	(3,021)	(4,769,720)	—

	Total Liabilities	(5,831,787)	(3,021)	(5,828,766)	—

	Total	$76,021,455	$7,732,074	$64,571,037	$3,718,344

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2017:

	Corporate Bonds & Notes	Senior Loan Notes	Short-Term Investment	Forward Foreign Currency Contracts	Total
Value, Beginning of Year	$—	$687,242	$215,290	$660	$903,192
Purchases	—	2,701,000	—	—	2,701,000
Sales (Includes Paydowns)	—	—	—	—	—
Accrued Discounts (Premiums)	—	1,997	3,296	—	5,293
Change in Net Unrealized Appreciation (Depreciation)	—	(21,461)	87	1,830	(19,544)
Transfers In	130,893	—	—	—	130,893
Transfers Out	—	—	—	(2,490)	(2,490)

Value, End of Period	$130,893	$3,368,778	$218,673	$—	$3,718,344

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	($21,461)	$87	$—	($21,374)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Additional information about Level 3 fair value measurements as of June 30, 2017 was as follows:

	Value at 06/30/17	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Corporate Bonds & Notes	$130,893	Clean Trade Price	Last Trade on 06/22/17	43.6	NA
Senior Loan Notes	3,368,778	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	567.6 - 1,208.8 bps	823.0 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a value of $218,673 were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Issuer filed bankruptcy and/or is in default as of June 30, 2017.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2017.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
l	Total shares owned by the Fund as of June 30, 2017 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lankan Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iBoxx	Corporate Bond Index - High Yield
iTraxx FINSNR	International Index - Europe Senior Financing
iTraxx Main	International Index - Europe Main

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2017 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipts
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2017 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2017, the Trust was comprised of forty separate funds, as presented in the Schedules of Investments (each individually a “Fund”, and collectively the “Funds”):

Fund
Pacific FundsSM Portfolio Optimization Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate (1)
Pacific FundsSM Portfolio Optimization Growth (1)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)
Pacific FundsSM Diversified Alternatives
Pacific FundsSM Short Duration Income (2)
Pacific FundsSM Core Income (2)
Pacific FundsSM Strategic Income (2)
Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM Limited Duration High Income (2)
Pacific FundsSM High Income (2)
Pacific FundsSM Large-Cap (3)
Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Small-Cap (3)
Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Small-Cap Growth (3)
PF Inflation Managed Fund (4)
PF Managed Bond Fund (4)

Fund
PF Short Duration Bond Fund (4)
PF Emerging Markets Debt Fund (4)
PF Comstock Fund (4)
PF Developing Growth Fund (4)
PF Growth Fund (4)
PF Large-Cap Growth Fund (4)
PF Large-Cap Value Fund (4)
PF Main Street® Core Fund (4)
PF Mid-Cap Equity Fund (4)
PF Mid-Cap Growth Fund (4)
PF Mid-Cap Value Fund (4)
PF Small-Cap Value Fund (4)
PF Emerging Markets Fund (4)
PF International Large-Cap Fund (4)
PF International Small-Cap Fund (4)
PF International Value Fund (4)
PF Real Estate Fund (4)
PF Currency Strategies Fund (4)
PF Equity Long/Short Fund (4)
PF Global Absolute Return Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.
(4)	These Funds are collectively known as the “PF Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds and Pacific Funds Floating Rate Income, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 2C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps - Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps - The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps - Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across

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major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within the next two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay

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cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2017, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2017, Pacific Funds Strategic Income and Pacific Funds Floating Rate Income had unfunded loan commitments of $2,985,000 and $1,232,955, respectively (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government of Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a

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greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

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Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales - Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less

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stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain

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options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts - Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a nondeliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the

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trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of

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an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps - Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset. None of the Funds held volatility swaps as of June 30, 2017.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties.

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These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENT WITH AFFILIATED FUNDS

As of June 30, 2017, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended June 30, 2017 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$26,197,345	$19,680	$180,272	$1,059,558	($18,469)	$266,302	$25,585,572	2,402,401
Pacific Funds Floating Rate Income	10,732,721	15,316	116,852	388,973	(1,114)	(49,887)	10,424,915	1,031,149
Pacific Funds High Income	3,329,211	3,319	51,407	155,825	6,331	631	3,235,074	316,543
PF Inflation Managed	3,024,870	2,935	—	151,820	3,097	(15,918)	2,863,164	322,428
PF Managed Bond	145,401,365	108,556	—	7,304,213	29	3,473,940	141,679,677	12,974,329
PF Short Duration Bond	44,247,111	62,912	—	1,597,790	(6,705)	228,855	42,934,383	4,323,704
PF Emerging Markets Debt	5,390,649	4,012	—	324,998	19,877	115,249	5,204,789	540,477
PF Comstock	8,792,188	12,724	—	323,144	(4,279)	123,472	8,600,961	565,481
PF Growth	2,330,880	2,292	—	124,426	7,456	148,246	2,364,448	105,792
PF Large-Cap Growth	1,494,341	1,781	—	79,986	34,251	65,149	1,515,536	140,457
PF Large-Cap Value	20,400,496	29,218	—	742,043	1,753	465,601	20,155,025	1,186,287
PF Main Street Core	3,965,204	4,750	—	169,934	21,725	115,452	3,937,197	271,157
PF Mid-Cap Equity	1,659,730	1,978	—	73,963	36,397	26,120	1,650,262	144,506
PF Mid-Cap Growth	831,952	989	—	44,426	(2,458)	51,750	837,807	110,968
PF Mid-Cap Value	10,767,032	12,863	—	388,973	2,745	205,766	10,599,433	899,019
PF Small-Cap Value	4,993,610	7,069	—	179,529	(184)	2,683	4,823,649	398,649
PF Emerging Markets	9,314,328	6,768	—	612,232	59,901	580,083	9,348,848	632,534
PF International Large-Cap	4,425,014	3,259	—	294,779	104,893	287,858	4,526,245	228,137
PF International Small-Cap	1,707,669	1,253	—	113,376	1,236	105,059	1,701,841	152,358
PF International Value	4,230,816	3,134	—	282,367	50,969	124,849	4,127,401	425,067
PF Real Estate	845,369	816	—	42,173	(2,320)	521	802,213	53,804
PF Currency Strategies	6,700,420	6,523	—	317,274	(20,714)	(174,461)	6,194,494	673,315
PF Equity Long/Short	6,532,630	8,814	—	239,369	(811)	166,288	6,467,552	644,821
PF Global Absolute Return	6,630,330	9,391	—	239,369	(20,914)	92,360	6,471,798	700,411
	$333,945,281	$330,352	$348,531	$15,250,540	$272,692	$6,405,968	$326,052,284

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Fund/Underlying Fund	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$34,511,446	$18,223	$238,118	$1,236,695	($22,084)	$349,380	$33,858,388	3,179,191
Pacific Funds Floating Rate Income	14,635,674	15,464	159,360	511,413	(1,405)	(68,146)	14,229,534	1,407,471
Pacific Funds High Income	3,688,600	1,951	57,200	133,154	(4,078)	11,680	3,622,199	354,423
PF Inflation Managed	4,468,845	4,640	—	225,130	4,370	(22,956)	4,229,769	476,325
PF Managed Bond	176,858,945	93,269	—	8,832,913	(86,683)	4,315,889	172,348,507	15,782,830
PF Short Duration Bond	33,050,478	34,795	—	1,150,657	(4,704)	170,746	32,100,658	3,232,695
PF Emerging Markets Debt	7,466,510	3,905	—	430,047	(511)	188,175	7,228,032	750,575
Pacific Funds Small-Cap Growth	1,484,356	781	—	64,454	6,691	45,598	1,472,972	126,980
PF Comstock	17,797,209	19,073	—	630,733	167,128	72,816	17,425,493	1,145,660
PF Developing Growth	992,712	520	—	50,313	1,697	38,749	983,365	82,084
PF Growth	7,624,629	4,035	—	389,894	90,211	418,967	7,747,948	346,664
PF Large-Cap Growth	5,150,899	2,733	—	264,119	94,759	247,496	5,231,768	484,872
PF Large-Cap Value	42,287,304	44,846	—	1,483,080	94,671	873,044	41,816,785	2,461,259
PF Main Street Core	23,186,452	12,365	—	983,995	120,530	680,343	23,015,695	1,585,103
PF Mid-Cap Equity	4,903,641	2,603	—	207,157	40,523	144,203	4,883,813	427,654
PF Mid-Cap Growth	1,229,058	650	—	62,883	726	72,021	1,239,572	164,182
PF Mid-Cap Value	17,128,871	14,577	—	596,636	3,866	327,617	16,878,295	1,431,577
PF Small-Cap Value	10,327,064	10,191	—	357,982	56,100	(50,729)	9,984,644	825,177
PF Emerging Markets	19,623,947	10,023	—	1,275,196	125,280	1,222,049	19,706,103	1,333,295
PF International Large-Cap	15,087,149	7,809	—	993,659	320,329	1,017,354	15,438,982	778,175
PF International Small-Cap	5,046,045	2,604	—	331,220	27,439	286,578	5,031,446	450,443
PF International Value	15,001,601	7,810	—	888,194	103,334	519,771	14,744,322	1,518,468
PF Real Estate	2,497,786	2,577	—	125,071	(9,507)	4,561	2,370,346	158,977
PF Currency Strategies	9,898,304	9,486	—	394,085	(13,973)	(276,426)	9,223,306	1,002,533
PF Equity Long/Short	9,645,873	8,909	—	340,933	(1,630)	245,524	9,557,743	952,916
PF Global Absolute Return	9,794,988	9,810	—	340,934	(29,828)	135,369	9,569,405	1,035,650
	$493,388,386	$343,649	$454,678	$22,300,547	$1,083,251	$10,969,673	$483,939,090

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$43,930,994	$3,100	$302,819	$1,631,798	($28,441)	$444,546	$43,021,220	4,039,551
Pacific Funds Floating Rate Income	28,045,584	4,343	304,848	1,052,762	(3,057)	(129,899)	27,169,057	2,687,345
Pacific Funds High Income	3,534,206	250	54,751	131,601	348	6,930	3,464,884	339,030
PF Inflation Managed	4,995,346	409	—	242,498	5,194	(26,196)	4,732,255	532,912
PF Managed Bond	315,853,739	22,154	—	15,346,646	(161,471)	7,718,201	308,085,977	28,213,002
PF Short Duration Bond	69,666,294	7,461	—	2,605,617	(13,718)	363,083	67,417,503	6,789,275
PF Emerging Markets Debt	14,307,707	1,000	—	799,314	13,470	345,896	13,868,759	1,440,162
Pacific Funds Small-Cap Growth	4,977,924	673	—	229,923	24,174	150,996	4,923,844	424,469
PF Comstock	73,971,553	12,424	—	2,816,160	(40,837)	1,037,751	72,164,731	4,744,558
PF Developing Growth	3,566,974	250	—	180,990	39,559	105,620	3,531,413	294,776
PF Growth	48,074,923	3,401	—	2,702,036	179,387	3,028,682	48,584,357	2,173,797
PF Large-Cap Growth	31,727,129	2,763	—	1,788,128	545,291	1,561,309	32,048,364	2,970,191
PF Large-Cap Value	175,343,140	29,145	—	6,606,159	16,231	3,993,922	172,776,279	10,169,292
PF Main Street Core	115,054,900	16,627	—	4,779,544	619,773	3,350,076	114,261,832	7,869,272
PF Mid-Cap Equity	28,190,915	3,541	—	1,194,938	88,049	972,793	28,060,360	2,457,124
PF Mid-Cap Growth	5,652,549	566	—	317,878	(8,614)	342,705	5,669,328	750,904
PF Mid-Cap Value	84,405,247	13,934	—	3,158,326	23,480	1,609,061	82,893,396	7,030,822
PF Small-Cap Value	45,942,046	6,988	—	1,710,743	271,861	(247,243)	44,262,909	3,658,092
PF Emerging Markets	79,848,861	5,451	—	5,238,424	592,274	4,901,724	80,109,886	5,420,155
PF International Large-Cap	56,376,394	3,900	—	3,748,597	1,171,410	3,839,044	57,642,151	2,905,350
PF International Small-Cap	14,504,353	1,000	—	961,179	81,846	822,751	14,448,771	1,293,534
PF International Value	55,338,398	3,851	—	3,315,970	396,925	1,908,323	54,331,527	5,595,420
PF Real Estate	14,359,383	1,172	—	692,833	228,448	(257,608)	13,638,562	914,726
PF Currency Strategies	35,565,076	2,500	—	1,529,967	(99,676)	(940,234)	32,997,699	3,586,706
PF Equity Long/Short	27,661,043	4,645	—	1,052,762	(5,280)	704,027	27,311,673	2,722,998
PF Global Absolute Return	35,193,032	3,271	—	1,315,962	(115,507)	493,856	34,258,690	3,707,650
	$1,416,087,710	$154,819	$662,418	$65,150,755	$3,821,119	$36,100,116	$1,391,675,427

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$17,627,318	$1,892	$121,356	$643,371	($9,608)	$176,276	$17,273,863	1,621,959
Pacific Funds Floating Rate Income	20,520,738	2,225	222,982	734,942	(1,872)	(95,347)	19,913,784	1,969,712
PF Managed Bond	99,642,190	10,628	—	4,685,351	(52,448)	2,434,871	97,349,890	8,914,825
PF Short Duration Bond	20,595,676	2,226	—	734,942	(3,951)	107,202	19,966,211	2,010,696
PF Emerging Markets Debt	14,132,939	1,503	—	725,614	(26,023)	381,031	13,763,836	1,429,266
Pacific Funds Small-Cap Growth	3,642,238	389	—	155,659	16,232	112,167	3,615,367	311,670
PF Comstock	61,205,154	6,733	—	2,223,212	208,817	616,087	59,813,579	3,932,517
PF Developing Growth	2,609,859	278	—	119,308	30,827	75,087	2,596,743	216,756
PF Growth	51,211,678	5,509	—	2,774,876	218,808	3,192,193	51,853,312	2,320,059
PF Large-Cap Growth	33,531,647	3,616	—	1,821,894	284,326	1,938,276	33,935,971	3,145,132
PF Large-Cap Value	143,630,147	15,636	—	5,163,065	281,958	2,999,088	141,763,764	8,343,953
PF Main Street Core	116,009,936	12,575	—	4,152,460	533,038	3,462,478	115,865,567	7,979,722
PF Mid-Cap Equity	23,205,115	2,503	—	845,676	142,117	729,841	23,233,900	2,034,492
PF Mid-Cap Growth	5,169,854	557	—	250,768	13,778	291,522	5,224,943	692,045
PF Mid-Cap Value	64,331,090	6,955	—	2,296,725	13,799	1,228,645	63,283,764	5,367,580
PF Small-Cap Value	40,337,435	4,340	—	1,433,148	228,190	(205,807)	38,931,010	3,217,439
PF Emerging Markets	68,608,472	7,122	—	4,375,805	458,487	4,254,338	68,952,614	4,665,265
PF International Large-Cap	73,509,502	7,734	—	4,751,850	586,551	5,938,726	75,290,663	3,794,892
PF International Small-Cap	15,918,977	1,669	—	1,025,579	85,435	905,981	15,886,483	1,422,245
PF International Value	73,093,034	7,734	—	3,665,944	170,281	2,875,018	72,480,123	7,464,482
PF Real Estate	15,759,866	1,670	—	735,924	273,213	(305,632)	14,993,193	1,005,580
PF Currency Strategies	26,022,438	2,782	—	1,114,668	(57,448)	(701,533)	24,151,571	2,625,171
PF Equity Long/Short	20,271,769	2,226	—	734,941	(4,691)	516,027	20,050,390	1,999,042
PF Global Absolute Return	25,750,455	2,781	—	918,688	(50,799)	327,737	25,111,486	2,717,693
	$1,036,337,527	$111,283	$344,338	$46,084,410	$3,339,017	$31,254,272	$1,025,302,027

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$3,693,132	$14,770	$40,590	$86,247	($248)	($17,667)	$3,644,330	360,468
PF Managed Bond	4,082,207	9,016	—	120,581	(1,226)	99,781	4,069,197	372,637
Pacific Funds Small-Cap Growth	2,279,926	7,116	—	59,850	5,645	76,541	2,309,378	199,084
PF Comstock	22,005,391	109,596	—	521,238	18,797	284,569	21,897,115	1,439,653
PF Developing Growth	1,633,649	3,406	—	44,256	3,077	64,323	1,660,199	138,581
PF Growth	25,904,792	54,490	—	975,069	88,642	1,649,319	26,722,174	1,195,623
PF Large-Cap Growth	17,276,219	36,440	—	652,080	67,216	1,087,651	17,815,446	1,651,107
PF Large-Cap Value	51,832,193	255,459	—	1,214,974	82,457	1,122,752	52,077,887	3,065,208
PF Main Street Core	43,056,847	152,271	—	1,004,978	113,069	1,383,848	43,701,057	3,009,715
PF Mid-Cap Equity	8,069,808	23,553	—	187,498	30,037	276,172	8,212,072	719,096
PF Mid-Cap Growth	1,618,068	3,405	—	47,256	3,071	93,696	1,670,984	221,322
PF Mid-Cap Value	20,617,446	85,401	—	479,991	3,749	401,749	20,628,354	1,749,648
PF Small-Cap Value	16,994,556	78,550	—	393,744	620	12,374	16,692,356	1,379,534
PF Emerging Markets	22,313,188	45,295	—	953,273	104,320	1,445,799	22,955,329	1,553,135
PF International Large-Cap	27,312,051	56,193	—	1,182,632	62,799	2,388,143	28,636,554	1,443,375
PF International Small-Cap	4,982,548	10,217	—	215,024	18,004	296,023	5,091,768	455,843
PF International Value	26,992,101	55,853	—	875,861	48,791	1,092,116	27,313,000	2,812,873
PF Real Estate	4,932,674	13,111	—	144,694	79,650	(89,495)	4,791,246	321,344
PF Currency Strategies	6,515,930	16,045	—	179,720	(11,578)	(182,443)	6,158,234	669,373
PF Equity Long/Short	5,551,912	27,596	—	131,250	(522)	142,125	5,589,861	557,314
PF Global Absolute Return	6,447,732	18,799	—	149,996	(8,447)	78,324	6,386,412	691,170
	$324,112,370	$1,076,582	$40,590	$9,620,212	$707,923	$11,705,700	$328,022,953

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$1,019,403	$498,685	$13,536	$39,359	($126)	($7,592)	$1,484,547	146,840
PF Inflation Managed	647,480	215,290	—	24,599	(54)	(3,874)	834,243	93,946
PF Emerging Markets Debt	1,297,055	430,582	—	49,198	(2,560)	37,581	1,713,460	177,929
PF Emerging Markets	927,717	301,408	—	34,439	265	68,160	1,263,111	85,461
PF International Small-Cap	656,824	215,291	—	24,599	(1,329)	45,822	892,009	79,858
PF Real Estate	651,300	215,291	—	333,040	(19,924)	16,671	530,298	35,567
PF Currency Strategies	3,101,046	1,187,616	—	118,077	(11,157)	(113,321)	4,046,107	439,794
PF Equity Long/Short	1,395,304	473,639	—	54,118	(1,386)	39,612	1,853,051	184,751
PF Global Absolute Return	3,197,393	1,076,453	—	122,996	(10,331)	49,808	4,190,327	453,499
	$12,893,522	$4,614,255	$13,536	$800,425	($46,602)	$132,867	$16,807,153

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income and Pacific Funds High Income.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Limited Duration High Income	66.56%
Pacific Funds Diversified Alternatives	13.22%
Pacific Funds Large-Cap Value	66.02%
Pacific Funds Small-Cap Growth	30.10%
Pacific Funds Small-Cap Value	52.91%

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2017, were as follows:

				Net
Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$300,225,779	$26,796,935	($970,430)	$25,826,505
Pacific Funds Portfolio Optimization Moderate-Conservative	425,138,502	60,101,207	(1,300,619)	58,800,588
Pacific Funds Portfolio Optimization Moderate	1,158,887,088	236,554,094	(3,765,755)	232,788,339
Pacific Funds Portfolio Optimization Growth	820,116,995	207,112,504	(1,927,472)	205,185,032
Pacific Funds Portfolio Optimization Aggressive-Growth	256,732,148	71,752,427	(461,622)	71,290,805
Pacific Funds Diversified Alternatives	16,811,062	134,295	(138,204)	(3,909)
Pacific Funds Short Duration Income	303,677,932	2,427,088	(363,223)	2,063,865
Pacific Funds Core Income	727,230,130	12,049,878	(3,467,445)	8,582,433
Pacific Funds Strategic Income	369,933,911	8,938,717	(4,200,064)	4,738,653
Pacific Funds Floating Rate Income	1,231,524,616	7,113,968	(8,055,544)	(941,576)
Pacific Funds Limited Duration High Income	34,535,265	579,727	(584,892)	(5,165)
Pacific Funds High Income	24,438,411	1,061,063	(458,156)	602,907
PF Inflation Managed	18,156,319	102,648	(508,977)	(406,329)
PF Managed Bond	876,440,294	14,794,773	(13,977,335)	817,438
PF Short Duration Bond	161,791,686	512,152	(350,665)	161,487
PF Emerging Markets Debt	39,547,108	1,250,419	(970,740)	279,679
Pacific Funds Large-Cap	10,815,896	1,378,304	(93,064)	1,285,240
Pacific Funds Large-Cap Value	25,559,429	3,603,260	(451,044)	3,152,216
Pacific Funds Small/Mid-Cap	130,881,074	15,876,310	(3,220,218)	12,656,092
Pacific Funds Small-Cap	9,676,931	1,601,325	(236,794)	1,364,531
Pacific Funds Small-Cap Value	28,322,560	5,703,244	(647,908)	5,055,336
Pacific Funds Small-Cap Growth	32,657,937	6,361,623	(960,863)	5,400,760
PF Comstock	118,719,775	67,202,032	(5,171,917)	62,030,115
PF Developing Growth	6,979,700	1,805,445	(59,270)	1,746,175
PF Growth	86,961,232	50,618,952	(114,328)	50,504,624
PF Large-Cap Growth	62,225,870	29,005,284	(417,485)	28,587,799
PF Large-Cap Value	265,513,890	164,376,777	(6,096,309)	158,280,468
PF Main Street Core	223,846,055	78,282,227	(1,512,381)	76,769,846
PF Mid-Cap Equity	53,943,473	13,017,963	(825,104)	12,192,859
PF Mid-Cap Growth	11,095,402	4,080,053	(503,454)	3,576,599
PF Mid-Cap Value	166,041,304	30,900,979	(2,473,738)	28,427,241
PF Small-Cap Value	93,108,142	25,667,108	(3,737,227)	21,929,881
PF Emerging Markets	147,354,920	55,816,376	(1,090,511)	54,725,865
PF International Large-Cap	110,619,091	71,523,412	(1,655,877)	69,867,535
PF International Small-Cap	35,131,479	8,745,422	(1,223,111)	7,522,311
PF International Value	161,229,852	14,913,404	(3,261,277)	11,652,127
PF Real Estate	23,667,027	13,886,877	(431,093)	13,455,784
PF Currency Strategies	85,356,034	457,334	(1,312,964)	(855,630)
PF Equity Long/Short	57,914,606	—	(7,381)	(7,381)
PF Global Absolute Return	77,742,262	3,039,971	(1,944,075)	1,095,896

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	8/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	8/28/17

/s/Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	8/28/17